UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number        811-21265

PowerShares Exchange-Traded Fund Trust

(Exact name of registrant as specified in charter)

3500 Lacey Road

Downers Grove, IL 60515

(Address of principal executive offices) (Zip code)

Daniel E. Draper

President

3500 Lacey Road

Downers Grove, IL 60515

(Name and address of agent for service)

Registrant’s telephone number, including area code:    800-983-0903

Date of fiscal year end:    April 30

Date of reporting period: January 31, 2018

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments as of January 31, 2018 is set forth below.

Schedule of Investments(a)

PowerShares DWA NASDAQ

Momentum Portfolio (DWAQ)

January 31, 2018

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests - 100.0%
	Consumer Discretionary - 20.2%
844	Amazon.com, Inc.(b)	$1,224,551
2,026	Children’s Place, Inc. (The)	303,495
6,610	China Lodging Group Ltd. ADR (China)	988,129
1,321	Churchill Downs, Inc.	342,139
14,473	Conn’s, Inc.(b)	481,951
4,339	Grand Canyon Education, Inc.(b)	403,484
6,937	Liberty Ventures, Series A(b)	408,797
2,019	Marriott International, Inc., Class A	297,480
1,956	O’Reilly Automotive, Inc.(b)	517,734
10,550	Overstock.com, Inc.(b)	724,785
8,422	Penn National Gaming, Inc.(b)	268,746
2,354	Pool Corp.	318,355
11,037	Ross Stores, Inc.	909,338
21,169	Ruth’s Hospitality Group, Inc.	501,705
15,622	Scientific Games Corp., Class A(b)	728,766
112,134	Sirius XM Holdings, Inc.	685,139
7,378	SodaStream International Ltd. (Israel)(b)	580,132
1,692	Wynn Resorts Ltd.	280,178

		9,964,904

	Financials - 12.2%
14,792	Arch Capital Group Ltd.(b)	1,345,184
17,171	BGC Partners, Inc., Class A	245,717
2,352	Cboe Global Markets, Inc.	316,085
3,628	Credit Acceptance Corp.(b)	1,196,188
7,992	E*TRADE Financial Corp.(b)	421,178
7,061	East West Bancorp, Inc.	465,391
7,941	First Merchants Corp.	342,734
4,397	Grupo Financiero Galicia SA, Class B ADR (Argentina)	306,911
3,622	Independent Bank Group, Inc.	259,878
4,304	Interactive Brokers Group, Inc., Class A	275,413
4,939	LPL Financial Holdings, Inc.	294,661
3,460	SEI Investments Co.	260,019
1,049	SVB Financial Group(b)	258,631

		5,987,990

	Health Care - 17.2%
5,488	ABIOMED, Inc.(b)	1,289,680
3,934	Align Technology, Inc.(b)	1,030,708
2,989	Alnylam Pharmaceuticals, Inc.(b)	388,510
9,907	Arena Pharmaceuticals, Inc.(b)	370,720
35,045	Array BioPharma, Inc.(b)	519,367
20,430	Exact Sciences Corp.(b)	1,015,575
3,103	ICON PLC(b)	339,841
1,428	ICU Medical, Inc.(b)	326,941
9,918	Insmed, Inc.(b)	252,314
3,633	Insulet Corp.(b)	278,033
675	Intuitive Surgical, Inc.(b)	291,377
1,898	Ligand Pharmaceuticals, Inc.(b)	299,163
9,565	Nektar Therapeutics, Class A(b)	799,730
4,437	Neogen Corp.(b)	261,916
47,000	Sangamo Therapeutics, Inc.(b)	979,950

		8,443,825

	Industrials - 8.9%
4,563	Aerovironment, Inc.(b)	234,356
5,658	Avis Budget Group, Inc.(b)	254,384
12,677	Builders FirstSource, Inc.(b)	271,541
5,874	Chart Industries, Inc.(b)	291,174
1,812	Cintas Corp.	305,231
6,505	Columbus McKinnon Corp.	266,380
5,883	Copart, Inc.(b)	259,264

1,931	Elbit Systems Ltd. (Israel)	$289,244
7,711	H&E Equipment Services, Inc.	303,659
4,687	Healthcare Services Group, Inc.	258,629
3,758	Old Dominion Freight Line, Inc.	550,359
4,393	Saia, Inc.(b)	331,891
13,943	SkyWest, Inc.	777,322

		4,393,434

	Information Technology - 40.7%
5,215	Activision Blizzard, Inc.	386,588
1,879	Adobe Systems, Inc.(b)	375,349
8,002	Apple, Inc.	1,339,775
6,046	Applied Materials, Inc.	324,247
2,631	Blackbaud, Inc.	252,102
3,175	Broadcom Ltd.	787,495
10,339	Cadence Design Systems, Inc.(b)	463,808
2,376	Check Point Software Technologies Ltd. (Israel)(b)	245,702
2,164	Cimpress NV (Netherlands)(b)	275,715
7,073	Cognex Corp.	441,143
1,951	Coherent, Inc.(b)	506,324
1,251	CoStar Group, Inc.(b)	432,984
8,830	Ebix, Inc.	724,943
52,651	Extreme Networks, Inc.(b)	791,345
3,773	Facebook, Inc., Class A(b)	705,136
4,098	First Solar, Inc.(b)	275,263
2,036	IAC/InterActiveCorp.(b)	295,159
7,388	II-VI, Inc.(b)	315,098
6,028	Intuit, Inc.	1,012,101
1,310	IPG Photonics Corp.(b)	330,055
2,294	Jack Henry & Associates, Inc.	285,970
10,123	Kulicke & Soffa Industries, Inc. (Singapore)(b)	232,930
1,743	Lam Research Corp.	333,819
3,194	Littelfuse, Inc.	694,184
1,013	MercadoLibre, Inc. (Argentina)	392,132
9,598	Micron Technology, Inc.(b)	419,625
2,797	MKS Instruments, Inc.	286,133
4,929	Monolithic Power Systems, Inc.	587,142
1,700	NetEase, Inc. ADR (China)	544,272
5,749	NVIDIA Corp.	1,413,104
8,045	Orbotech Ltd. (Israel)(b)	428,477
5,756	Proofpoint, Inc.(b)	587,227
4,604	Qualys, Inc.(b)	287,750
5,634	RealPage, Inc.(b)	280,292
8,400	Take-Two Interactive Software, Inc.(b)	1,064,028
16,025	TTM Technologies, Inc.(b)	264,252
4,443	Universal Display Corp.	708,214
5,454	Virtusa Corp.(b)	243,357
8,063	Yandex NV, Class A (Russia)(b)	312,280
2,823	YY, Inc., Class A ADR (China)(b)	375,346

		20,020,866

	Real Estate - 0.8%
2,284	SBA Communications Corp. REIT(b)	398,558

	Total Common Stocks and Other Equity Interests (Cost $38,799,281)	49,209,577

	Money Market Fund - 0.2%
82,912	Invesco Premier U.S. Government Money Portfolio - Institutional Class, 1.22%(c) (Cost $82,912)	82,912

	Total Investments in Securities (Cost $38,882,193) - 100.2%	49,292,489
	Other assets less liabilities - (0.2)%	(104,504)

	Net Assets - 100.0%	$49,187,985

Schedule of Investments(a)

Investment Abbreviations:

ADR - American Depositary Receipt

REIT - Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of January 31, 2018.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

PowerShares Dynamic Market Portfolio (PWC)

January 31, 2018

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests - 100.0%
	Consumer Discretionary - 12.7%
11,692	AMC Networks, Inc., Class A(b)	$603,190
69,274	D.R. Horton, Inc.	3,397,890
18,504	Dana, Inc.	610,447
45,384	Hilton Worldwide Holdings, Inc.	3,887,140
13,255	Live Nation Entertainment, Inc.(b)	597,270
10,401	Michael Kors Holdings Ltd.(b)	686,466
12,811	Monarch Casino & Resort, Inc.(b)	583,669
1,005	NVR, Inc.(b)	3,194,061
21,505	Penn National Gaming, Inc.(b)	686,224
5,925	RH(b)(c)	556,891
12,249	Toll Brothers, Inc.	570,558
4,507	Visteon Corp.(b)	586,271
13,394	Weight Watchers International, Inc.(b)	861,100
21,644	Wynn Resorts Ltd.	3,584,030

		20,405,207

	Consumer Staples - 7.8%
34,365	Estee Lauder Cos., Inc. (The), Class A	4,637,900
5,842	National Beverage Corp.	645,366
21,868	Performance Food Group Co.(b)	751,166
17,497	Pilgrim’s Pride Corp.(b)	485,892
3,819	Sanderson Farms, Inc.	484,631
28,017	Sprouts Farmers Market, Inc.(b)	782,515
44,855	Walmart, Inc.	4,781,543

		12,569,013

	Energy - 7.1%
29,207	Alliance Holdings GP LP	850,800
59,578	CVR Refining LP	997,931
56,270	Marathon Petroleum Corp.	3,897,823
30,481	Ocean Rig UDW, Inc. (Cyprus)(b)	820,549
73,018	Transocean Ltd.(b)	787,864
42,371	Valero Energy Corp.	4,066,345

		11,421,312

	Financials - 14.2%
31,341	Aflac, Inc.	2,764,276
18,533	American Equity Investment Life Holding Co.	611,589
18,770	Apollo Global Management LLC, Class A	671,028
11,586	Athene Holding Ltd., Class A(b)	581,154
10,471	BancFirst Corp.	583,758
19,628	Banco Latinoamericano de Comercio Exterior SA, Class E (Panama)	582,559
12,778	Essent Group Ltd.(b)	594,433
165,561	Genworth Financial, Inc., Class A(b)	506,617
9,073	Green Dot Corp., Class A(b)	555,812
51,548	MetLife, Inc.	2,477,912
17,842	Moody’s Corp.	2,886,657
1,657	National Western Life Group, Inc., Class A	536,702
7,437	Piper Jaffray Cos.	686,435
38,970	Principal Financial Group, Inc.	2,634,372
51,578	Progressive Corp. (The)	2,790,370
24,298	Prudential Financial, Inc.	2,887,088
34,114	Third Point Reinsurance Ltd. (Bermuda)(b)	486,125

		22,836,887

	Health Care - 13.9%
35,783	Centene Corp.(b)	3,837,369
46,654	China Cord Blood Corp. (Hong Kong)(b)	485,668
9,717	CorVel Corp.(b)	501,883
26,118	CytomX Therapeutics, Inc.(b)	698,657
70,859	Endo International PLC(b)	489,636
14,558	Humana, Inc.	4,102,881

4,569	ICON PLC(b)	$500,397
22,518	IDEXX Laboratories, Inc.(b)	4,211,767
40,287	Innoviva, Inc.(b)	587,787
8,748	Intuitive Surgical, Inc.(b)	3,776,249
7,165	Molina Healthcare, Inc.(b)	654,594
9,539	Providence Service Corp. (The)(b)	613,644
36,044	Sangamo Therapeutics, Inc.(b)	751,517
15,536	Tivity Health, Inc.(b)	602,020
2,685	WellCare Health Plans, Inc.(b)	564,870

		22,378,939

	Industrials - 11.1%
53,346	AMETEK, Inc.	4,070,300
10,083	Argan, Inc.	439,619
14,132	Boeing Co. (The)	5,007,957
24,156	China Yuchai International Ltd. (China)	640,134
4,465	Copa Holdings SA, Class A (Panama)	617,643
7,172	EnPro Industries, Inc.	631,064
12,923	Greenbrier Cos., Inc. (The)(c)	648,089
20,040	Kelly Services, Inc., Class A	567,332
6,899	Owens Corning	641,400
53,906	Pentair PLC (United Kingdom)	3,854,279
13,296	Terex Corp.	625,178

		17,742,995

	Information Technology - 24.1%
23,313	AppFolio, Inc., Class A(b)	987,306
21,906	Arista Networks, Inc.(b)	6,042,113
29,325	Control4 Corp.(b)	795,001
16,856	First Solar, Inc.(b)	1,132,217
21,863	IPG Photonics Corp.(b)	5,508,383
34,261	Jabil, Inc.	871,257
24,333	Lam Research Corp.	4,660,256
34,616	Mastercard, Inc., Class A	5,850,104
69,906	MoneyGram International, Inc.(b)	844,464
18,853	Novanta, Inc.(b)	1,091,589
12,030	Paycom Software, Inc.(b)	1,102,429
67,496	PayPal Holdings, Inc.(b)	5,758,759
26,423	SolarEdge Technologies, Inc.(b)	948,586
37,386	Systemax, Inc.	1,160,835
42,007	Ultra Clean Holdings, Inc.(b)	911,132
8,810	VeriSign, Inc.(b)	1,012,445

		38,676,876

	Materials - 4.2%
27,274	Ardagh Group SA (Luxembourg)	545,480
231,612	Nexa Resources SA (Peru)(b)	4,794,369
23,091	Owens-Illinois, Inc.(b)	536,173
28,821	Warrior Met Coal, Inc.	806,123

		6,682,145

	Telecommunication Services - 1.9%
23,189	Iridium Communications, Inc.(b)	294,500
7,535	Shenandoah Telecommunications Co.	256,190
10,415	Telephone & Data Systems, Inc.	285,684
15,973	T-Mobile US, Inc.(b)	1,039,842
20,806	Verizon Communications, Inc.	1,124,980

		3,001,196

	Utilities - 3.0%
19,377	Aqua America, Inc.	701,641
56,689	Dynegy, Inc.(b)(c)	709,746
21,293	NextEra Energy, Inc.	3,373,237

		4,784,624

	Total Common Stocks and Other Equity Interests (Cost $139,334,422)	160,499,194

	Money Market Fund - 0.1%
115,502	Invesco Premier U.S. Government Money Portfolio - Institutional Class, 1.22%(d) (Cost $115,502)	115,502

	Total Investments in Securities (excluding investments purchased with cash collateral from securities on loan) (Cost $139,449,924) - 100.1%	160,614,696

Schedule of Investments(a)

	Investments Purchased with Cash Collateral from Securities on Loan
	Money Market Fund - 0.6%
1,020,326	Invesco Government & Agency Portfolio - Institutional Class, 1.24%(d)(e) (Cost $1,020,326)	$1,020,326

	Total Investments in Securities (Cost $140,470,250) - 100.7%	161,635,022
	Other assets less liabilities - (0.7)%	(1,152,039)

	Net Assets - 100.0%	$160,482,983

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at January 31, 2018.
(d)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of January 31, 2018.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

PowerShares FTSE RAFI US 1000 Portfolio (PRF)

January 31, 2018

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests - 99.9%
	Consumer Discretionary - 11.0%
88,947	Abercrombie & Fitch Co., Class A	$1,842,092
72,924	Adient PLC	4,725,475
18,417	Adtalem Global Education, Inc.(b)	847,182
11,273	Advance Auto Parts, Inc.	1,318,828
16,113	Amazon.com, Inc.(b)	23,378,191
10,935	AMC Networks, Inc., Class A(b)	564,137
36,796	American Axle & Manufacturing Holdings, Inc.(b)	649,449
78,417	American Eagle Outfitters, Inc.	1,411,506
51,763	Aptiv PLC	4,911,273
64,372	Aramark	2,948,881
12,642	Asbury Automotive Group, Inc.(b)	918,441
193,462	Ascena Retail Group, Inc.(b)	417,878
25,997	Autoliv, Inc. (Sweden)(c)	3,957,003
48,408	AutoNation, Inc.(b)(c)	2,915,130
3,927	AutoZone, Inc.(b)	3,005,883
86,561	Bed Bath & Beyond, Inc.	1,997,828
125,450	Best Buy Co., Inc.	9,165,377
17,495	Big Lots, Inc.(c)	1,063,346
38,404	Bloomin’ Brands, Inc.	846,040
54,009	BorgWarner, Inc.	3,038,546
16,383	Brinker International, Inc.(c)	595,358
15,001	Brunswick Corp.	941,763
9,888	Burlington Stores, Inc.(b)	1,203,469
65,908	Caesars Entertainment Corp.(b)	919,417
24,149	CalAtlantic Group, Inc.	1,355,483
46,720	CarMax, Inc.(b)	3,334,406
101,480	Carnival Corp.	7,266,983
73,071	CBS Corp., Class B	4,209,620
7,343	Charter Communications, Inc., Class A(b)	2,770,147
3,451	Chipotle Mexican Grill, Inc.(b)	1,120,747
24,713	Cinemark Holdings, Inc.	909,438
943,686	Comcast Corp., Class A	40,134,966
21,376	Cooper Tire & Rubber Co.	835,802
33,466	Core-Mark Holding Co., Inc.	739,264
4,250	Cracker Barrel Old Country Store, Inc.(c)	750,040
66,412	D.R. Horton, Inc.	3,257,509
68,002	Dana, Inc.	2,243,386
29,506	Darden Restaurants, Inc.	2,828,150
12,031	Deckers Outdoor Corp.(b)	1,031,177
17,217	Delphi Technologies PLC	950,895
22,335	Dick’s Sporting Goods, Inc.	702,659
17,012	Dillard’s, Inc., Class A(c)	1,149,331
32,591	Discovery Communications, Inc., Class A(b)	817,056
48,244	Discovery Communications, Inc., Class C(b)	1,151,102
33,448	DISH Network Corp., Class A(b)	1,568,711
49,086	Dollar General Corp.	5,061,748
37,852	Dollar Tree, Inc.(b)	4,352,980
32,500	DSW, Inc., Class A	650,975
14,020	Expedia, Inc.	1,794,700
58,325	Express, Inc.(b)	407,109
27,878	Foot Locker, Inc.	1,370,204
2,471,174	Ford Motor Co.	27,108,779
46,178	Fossil Group, Inc.(b)(c)	367,577
80,796	GameStop Corp., Class A(c)	1,358,181
86,375	Gannett Co., Inc.	1,019,225
107,245	Gap, Inc. (The)	3,564,824
27,376	Garmin Ltd.	1,723,045
688,082	General Motors Co.	29,181,558

12,387	Genesco, Inc.(b)	$431,687
45,176	Gentex Corp.	1,069,768
37,973	Genuine Parts Co.	3,951,850
99,977	GNC Holdings, Inc., Class A(b)(c)	434,900
109,922	Goodyear Tire & Rubber Co. (The)	3,827,484
1,487	Graham Holdings Co., Class B	883,947
14,798	Group 1 Automotive, Inc.	1,160,903
53,807	Guess?, Inc.	988,435
77,856	H&R Block, Inc.	2,066,298
63,898	Hanesbrands, Inc.(c)	1,387,865
42,036	Harley-Davidson, Inc.(c)	2,037,065
17,330	Hasbro, Inc.	1,638,898
28,263	Hilton Worldwide Holdings, Inc.	2,420,726
165,578	Home Depot, Inc. (The)	33,264,620
36,896	International Game Technology PLC	1,072,567
86,706	Interpublic Group of Cos., Inc. (The)	1,897,994
231,309	J.C. Penney Co., Inc.(b)(c)	858,156
118,810	Kohl’s Corp.	7,695,324
76,369	L Brands, Inc.	3,825,323
99,299	Las Vegas Sands Corp.	7,697,658
21,373	Lear Corp.	4,127,981
29,323	Leggett & Platt, Inc.	1,363,813
37,935	Lennar Corp., Class A	2,377,007
1,229	Liberty Broadband Corp., Class A(b)	116,313
7,684	Liberty Broadband Corp., Class C(b)	734,206
59,974	Liberty Global PLC, Series A (United Kingdom)(b)	2,241,828
153,204	Liberty Global PLC, Series C (United Kingdom)(b)	5,478,575
194,933	Liberty Interactive Corp. QVC Group, Series A(b)	5,475,668
6,631	Lithia Motors, Inc., Class A	828,610
43,300	Live Nation Entertainment, Inc.(b)	1,951,098
54,608	LKQ Corp.(b)	2,295,174
170,890	Lowe’s Cos., Inc.	17,897,310
213,799	Macy’s, Inc.	5,548,084
27,144	Marriott International, Inc., Class A	3,999,397
128,236	Mattel, Inc.(c)	2,031,258
161,416	McDonald’s Corp.	27,624,734
9,636	Meredith Corp.	637,325
124,252	MGM Resorts International	4,528,985
42,556	Michael Kors Holdings Ltd.(b)	2,808,696
10,317	Mohawk Industries, Inc.(b)	2,899,696
40,211	Murphy USA, Inc.(b)	3,430,400
9,153	Netflix, Inc.(b)	2,474,056
40,065	Newell Brands, Inc.	1,059,319
184,238	News Corp., Class A	3,152,312
51,275	News Corp., Class B	894,749
122,007	NIKE, Inc., Class B	8,323,318
71,072	Nordstrom, Inc.	3,504,560
27,285	Norwegian Cruise Line Holdings Ltd.(b)	1,657,291
567	NVR, Inc.(b)	1,802,022
476,225	Office Depot, Inc.	1,547,731
56,280	Omnicom Group, Inc.	4,313,862
9,201	O’Reilly Automotive, Inc.(b)	2,435,413
21,932	Penske Automotive Group, Inc.	1,144,631
49,642	Pinnacle Entertainment, Inc.(b)	1,602,940
14,669	Polaris Industries, Inc.	1,657,744
2,999	Priceline Group, Inc. (The)(b)	5,734,238
69,433	PulteGroup, Inc.	2,210,052
21,252	PVH Corp.	3,295,760
23,092	Ralph Lauren Corp., Class A	2,639,647
40,724	Regal Entertainment Group, Class A	931,765
43,109	Ross Stores, Inc.	3,551,751
26,477	Royal Caribbean Cruises Ltd.	3,536,003
39,539	Sally Beauty Holdings, Inc.(b)	656,743
10,962	Scripps Networks Interactive, Inc., Class A	964,546
103,530	Sears Holdings Corp.(b)(c)	266,072
35,498	SeaWorld Entertainment, Inc.(b)(c)	541,345
33,177	Service Corp. International	1,326,085
19,577	ServiceMaster Global Holdings, Inc.(b)	1,032,099
21,439	Signet Jewelers Ltd.(c)	1,134,123

Schedule of Investments(a)

13,793	Six Flags Entertainment Corp.	$931,855
34,904	Sonic Automotive, Inc., Class A	752,181
111,200	Starbucks Corp.	6,317,272
74,657	Tapestry, Inc.	3,511,865
270,923	Target Corp.	20,378,828
69,387	TEGNA, Inc.	1,004,030
13,697	Tempur Sealy International, Inc.(b)	816,889
25,758	Tenneco, Inc.	1,494,222
6,715	Thor Industries, Inc.	917,672
21,712	Tiffany & Co.	2,315,585
150,328	Time Warner, Inc.	14,333,775
93,317	TJX Cos., Inc. (The)	7,495,221
42,825	Toll Brothers, Inc.	1,994,789
14,329	Tractor Supply Co.	1,092,586
48,314	Tribune Media Co., Class A	2,057,693
14,111	Tupperware Brands Corp.	815,051
202,704	Twenty-First Century Fox, Inc., Class A	7,479,778
83,184	Twenty-First Century Fox, Inc., Class B	3,035,384
19,804	Under Armour, Inc., Class A(b)(c)	274,483
19,517	Under Armour, Inc., Class C(b)(c)	250,793
28,741	Urban Outfitters, Inc.(b)	980,356
68,139	VF Corp.	5,528,798
130,112	Viacom, Inc., Class B	4,348,343
35,880	Vista Outdoor, Inc.(b)	543,582
16,120	Visteon Corp.(b)	2,096,890
225,630	Walt Disney Co. (The)	24,519,212
25,019	Whirlpool Corp.	4,538,947
28,307	Williams-Sonoma, Inc.(c)	1,450,168
22,428	Wyndham Worldwide Corp.	2,783,988
32,489	Wynn Resorts Ltd.	5,379,854
71,532	Yum China Holdings, Inc.	3,318,369
56,220	Yum! Brands, Inc.	4,755,650

		608,582,182

	Consumer Staples - 8.6%
279,977	Altria Group, Inc.	19,693,582
18,060	Andersons, Inc. (The)	615,846
334,252	Archer-Daniels-Midland Co.	14,356,123
450,120	Avon Products, Inc. (United Kingdom)(b)	1,098,293
31,494	Brown-Forman Corp., Class B	2,182,534
104,092	Bunge Ltd.	8,268,028
32,849	Campbell Soup Co.	1,529,121
10,771	Casey’s General Stores, Inc.	1,304,476
32,161	Church & Dwight Co., Inc.	1,571,065
18,669	Clorox Co. (The)	2,645,211
783,932	Coca-Cola Co. (The)	37,307,324
34,536	Coca-Cola European Partners PLC (United Kingdom)	1,386,966
123,222	Colgate-Palmolive Co.	9,148,001
85,944	Conagra Brands, Inc.	3,265,872
14,232	Constellation Brands, Inc., Class A	3,123,497
114,631	Costco Wholesale Corp.	22,338,143
362,736	CVS Health Corp.	28,543,696
81,885	Darling Ingredients, Inc.(b)	1,518,148
44,015	Dean Foods Co.	456,436
31,134	Dr Pepper Snapple Group, Inc.	3,715,843
12,687	Edgewell Personal Care Co.(b)	716,308
25,887	Estee Lauder Cos., Inc. (The), Class A	3,493,710
47,705	Flowers Foods, Inc.	935,495
134,867	General Mills, Inc.	7,888,371
22,374	Hain Celestial Group, Inc. (The)(b)	853,344
18,891	Herbalife Ltd.(b)	1,567,764
21,405	Hershey Co. (The)	2,361,614
39,002	Hormel Foods Corp.	1,338,939
41,414	HRG Group, Inc.(b)	755,805
13,956	Ingredion, Inc.	2,004,640
24,185	JM Smucker Co. (The)	3,068,835
50,155	Kellogg Co.	3,416,057
62,272	Kimberly-Clark Corp.	7,285,824
95,322	Kraft Heinz Co. (The)	7,472,292
422,426	Kroger Co. (The)	12,824,853
27,215	Lamb Weston Holdings, Inc.	1,594,799
16,413	McCormick & Co., Inc.	1,785,242
23,373	Molson Coors Brewing Co., Class B	1,963,799

362,627	Mondelez International, Inc., Class A	$16,100,639
32,250	Monster Beverage Corp.(b)	2,200,417
14,922	Nu Skin Enterprises, Inc., Class A	1,071,996
264,067	PepsiCo, Inc.	31,767,260
33,950	Performance Food Group Co.(b)	1,166,183
306,128	Philip Morris International, Inc.	32,826,105
17,960	Pinnacle Foods, Inc.	1,112,442
9,499	Post Holdings, Inc.(b)	718,789
560,940	Procter & Gamble Co. (The)	48,431,560
587,391	Rite Aid Corp.(b)(c)	1,280,512
18,568	SpartanNash Co.	452,502
33,334	Sprouts Farmers Market, Inc.(b)	931,019
63,969	Supervalu, Inc.(b)	1,013,269
159,408	Sysco Corp.	10,021,981
11,800	TreeHouse Foods, Inc.(b)	556,488
79,693	Tyson Foods, Inc., Class A	6,065,434
25,858	United Natural Foods, Inc.(b)	1,230,841
10,966	Universal Corp.	526,368
29,554	US Foods Holding Corp.(b)	949,570
201,644	Walgreens Boots Alliance, Inc.	15,175,727
744,408	Walmart, Inc.	79,353,893

		478,348,891

	Energy - 10.4%
60,262	Aegean Marine Petroleum Network, Inc. (Greece)(c)	280,218
111,520	Anadarko Petroleum Corp.	6,696,776
64,440	Andeavor	6,969,830
50,569	Antero Resources Corp.(b)	982,556
81,387	Apache Corp.	3,651,835
125,360	Baker Hughes a GE Co.	4,030,324
44,241	Cabot Oil & Gas Corp.	1,165,750
35,679	California Resources Corp.(b)(c)	753,897
356,196	Chesapeake Energy Corp.(b)(c)	1,246,686
857,270	Chevron Corp.	107,458,794
8,389	Cimarex Energy Co.	941,246
116,882	CNX Resources Corp.(b)	1,637,517
19,225	Concho Resources, Inc.(b)	3,026,784
683,020	ConocoPhillips	40,168,406
14,612	Consol Energy, Inc.(b)	473,867
13,753	Continental Resources, Inc.(b)	763,704
84,361	Cosan Ltd., Class A (Brazil)	966,777
54,509	Delek US Holdings, Inc.	1,901,819
92,570	Devon Energy Corp.	3,829,621
89,250	Diamond Offshore Drilling, Inc.(b)(c)	1,577,940
17,580	Energen Corp.(b)	918,203
308,224	Ensco PLC, Class A(c)	1,818,522
69,648	EOG Resources, Inc.	8,009,520
29,555	EQT Corp.	1,604,541
1,684,962	Exxon Mobil Corp.	147,097,183
189,159	Halliburton Co.	10,157,838
33,925	Helmerich & Payne, Inc.(c)	2,443,618
156,140	Hess Corp.	7,886,631
183,032	HollyFrontier Corp.	8,778,215
638,476	Kinder Morgan, Inc.	11,479,798
554,072	Marathon Oil Corp.	10,078,570
302,786	Marathon Petroleum Corp.	20,973,986
105,463	McDermott International, Inc.(b)	925,965
131,329	Murphy Oil Corp.	4,215,661
139,133	Nabors Industries Ltd.	1,090,803
196,067	National Oilwell Varco, Inc.	7,191,738
16,146	Newfield Exploration Co.(b)	511,182
426,182	Noble Corp. PLC(b)(c)	1,998,794
110,641	Noble Energy, Inc.	3,376,763
68,841	Oasis Petroleum, Inc.(b)	596,163
260,129	Occidental Petroleum Corp.	19,501,871
43,829	Oceaneering International, Inc.	906,384
20,605	Oil States International, Inc.(b)	659,360
59,875	ONEOK, Inc.	3,524,243
43,717	Patterson-UTI Energy, Inc.	1,032,596
104,768	PBF Energy, Inc., Class A	3,387,149
300,475	Phillips 66	30,768,640
13,756	Pioneer Natural Resources Co.	2,516,110
93,935	QEP Resources, Inc.(b)	879,232

Schedule of Investments(a)

29,541	Range Resources Corp.	$420,959
72,327	Rowan Cos. PLC, Class A(b)	1,064,653
281,175	Schlumberger Ltd.	20,688,857
39,085	SM Energy Co.	912,635
75,018	Southwestern Energy Co.(b)	318,076
63,334	Superior Energy Services, Inc.(b)	661,840
23,633	Targa Resources Corp.	1,134,384
61,545	Teekay Corp. (Bermuda)(c)	502,207
18,581	Tidewater, Inc.(b)	519,339
403,483	Transocean Ltd.(b)	4,353,582
318,182	Valero Energy Corp.	30,535,927
701,672	Weatherford International PLC(b)	2,764,588
43,782	Whiting Petroleum Corp.(b)(c)	1,222,393
226,807	Williams Cos., Inc. (The)	7,119,472
71,938	World Fuel Services Corp.	2,006,351
70,802	WPX Energy, Inc.(b)(c)	1,042,913

		578,121,802

	Financials - 19.7%
9,312	Affiliated Managers Group, Inc.	1,858,955
137,923	Aflac, Inc.	12,164,809
153,785	AGNC Investment Corp. REIT	2,889,620
4,708	Alleghany Corp.(b)	2,955,212
128,780	Allstate Corp. (The)	12,719,601
307,335	Ally Financial, Inc.	9,149,363
33,826	Ambac Financial Group, Inc.(b)	547,981
32,517	American Equity Investment Life Holding Co.	1,073,061
184,560	American Express Co.	18,345,264
22,180	American Financial Group, Inc.	2,513,881
479,988	American International Group, Inc.	30,680,833
38,032	Ameriprise Financial, Inc.	6,415,998
417,963	Annaly Capital Management, Inc. REIT	4,405,330
38,350	Aon PLC	5,452,219
22,410	Arch Capital Group Ltd.(b)	2,037,965
34,887	Arthur J. Gallagher & Co.	2,383,480
18,583	Aspen Insurance Holdings Ltd. (Bermuda)	694,075
33,062	Associated Banc-Corp.	818,284
25,513	Assurant, Inc.	2,333,929
46,415	Assured Guaranty Ltd.	1,651,910
29,157	Axis Capital Holdings Ltd.	1,473,303
2,541,922	Bank of America Corp.	81,341,504
7,696	Bank of Hawaii Corp.	643,924
270,550	Bank of New York Mellon Corp. (The)	15,340,185
21,372	BankUnited, Inc.	877,107
200,499	BB&T Corp.	11,065,540
485,383	Berkshire Hathaway, Inc., Class B(b)	104,056,407
24,173	BlackRock, Inc.	13,580,391
21,216	Blackstone Mortgage Trust, Inc., Class A REIT	657,696
37,224	Brighthouse Financial, Inc.(b)	2,392,014
18,171	Brown & Brown, Inc.	953,614
196,405	Capital One Financial Corp.	20,418,264
44,365	Capitol Federal Financial, Inc.	580,294
98,584	Charles Schwab Corp. (The)	5,258,471
65,092	Chimera Investment Corp. REIT	1,105,913
83,004	Chubb Ltd.	12,961,075
35,550	Cincinnati Financial Corp.	2,733,795
74,103	CIT Group, Inc.	3,756,281
1,006,714	Citigroup, Inc.	79,006,915
157,482	Citizens Financial Group, Inc.	7,228,424
60,653	CME Group, Inc.	9,309,022
71,186	CNO Financial Group, Inc.	1,750,464
34,872	Comerica, Inc.	3,320,512
19,029	Commerce Bancshares, Inc.	1,113,387
11,038	Cullen/Frost Bankers, Inc.	1,174,554
93,732	Discover Financial Services	7,479,814
56,666	E*TRADE Financial Corp.(b)	2,986,298
21,600	East West Bancorp, Inc.	1,423,656
21,192	Eaton Vance Corp.	1,224,898
9,866	Everest Re Group Ltd.	2,267,207
47,874	F.N.B. Corp.	686,992
26,848	Federated Investors, Inc., Class B	931,089
225,664	Fifth Third Bancorp	7,469,478

36,245	First American Financial Corp.	$2,140,992
36,044	First Horizon National Corp.	715,834
16,119	First Republic Bank	1,443,456
48,323	FNF Group	1,883,630
100,444	Franklin Resources, Inc.	4,259,830
41,406	Fulton Financial Corp.	753,589
1,155,297	Genworth Financial, Inc., Class A(b)	3,535,209
99,875	Goldman Sachs Group, Inc. (The)	26,755,514
18,334	Hancock Holding Co.	984,536
15,198	Hanover Insurance Group, Inc. (The)	1,719,654
174,979	Hartford Financial Services Group, Inc. (The)	10,281,766
186,332	Huntington Bancshares, Inc.	3,014,852
7,397	IBERIABANK Corp.	625,046
63,690	Intercontinental Exchange, Inc.	4,702,870
113,975	Invesco Ltd.(d)	4,117,917
57,633	Invesco Mortgage Capital, Inc. REIT(d)	935,960
56,874	Investors Bancorp, Inc.	778,605
34,708	Janus Henderson Group PLC (United Kingdom)	1,366,801
981,451	JPMorgan Chase & Co.	113,524,437
14,340	Kemper Corp.	929,949
198,241	KeyCorp	4,242,357
32,487	Legg Mason, Inc.	1,384,596
110,724	Leucadia National Corp.	2,997,299
68,318	Lincoln National Corp.	5,656,730
107,854	Loews Corp.	5,570,659
22,404	LPL Financial Holdings, Inc.	1,336,623
30,213	M&T Bank Corp.	5,764,036
2,610	Markel Corp.(b)	2,995,471
77,764	Marsh & McLennan Cos., Inc.	6,494,849
116,382	MBIA, Inc.(b)(c)	854,244
408,600	MetLife, Inc.	19,641,402
137,562	MFA Financial, Inc. REIT	984,944
59,244	MGIC Investment Corp.(b)	877,996
16,303	Moody’s Corp.	2,637,662
313,406	Morgan Stanley	17,723,109
23,486	Nasdaq, Inc.	1,900,252
234,245	Navient Corp.	3,337,991
64,581	New Residential Investment Corp. REIT	1,116,605
198,030	New York Community Bancorp, Inc.	2,804,105
42,859	Northern Trust Corp.	4,516,910
91,881	Old Republic International Corp.	1,974,523
20,313	PacWest Bancorp	1,065,011
43,124	PennyMac Mortgage Investment Trust REIT	707,234
102,107	People’s United Financial, Inc.	2,008,445
83,481	PHH Corp.(b)	748,825
122,945	PNC Financial Services Group, Inc. (The)	19,427,769
30,087	Popular, Inc.	1,222,736
73,503	Principal Financial Group, Inc.	4,968,803
18,613	ProAssurance Corp.	1,018,131
147,943	Progressive Corp. (The)	8,003,716
12,612	Prosperity Bancshares, Inc.	955,990
165,480	Prudential Financial, Inc.	19,662,334
35,820	Radian Group, Inc.	790,547
19,130	Raymond James Financial, Inc.	1,843,941
331,768	Regions Financial Corp.	6,379,899
22,008	Reinsurance Group of America, Inc.	3,447,553
9,179	RenaissanceRe Holdings Ltd. (Bermuda)	1,167,018
10,899	RLI Corp.	700,370
22,504	S&P Global, Inc.	4,075,474
77,782	Santander Consumer USA Holdings, Inc.(b)	1,341,739
14,551	Selective Insurance Group, Inc.	847,596
6,743	Signature Bank/New York NY(b)	1,038,422
149,551	SLM Corp.(b)	1,710,863
64,556	Starwood Property Trust, Inc. REIT	1,316,297
91,223	State Street Corp.	10,050,038
16,675	Stifel Financial Corp.	1,125,896
127,607	SunTrust Banks, Inc.	9,021,815
7,444	SVB Financial Group(b)	1,835,318
250,286	Synchrony Financial	9,931,348

Schedule of Investments(a)

23,046	Synovus Financial Corp.	$1,161,288
56,429	T. Rowe Price Group, Inc.	6,299,169
42,891	TCF Financial Corp.	920,012
26,914	TD Ameritrade Holding Corp.	1,501,532
25,161	Torchmark Corp.	2,285,877
120,135	Travelers Cos., Inc. (The)	18,010,639
69,560	Two Harbors Investment Corp. REIT	1,026,010
365,648	U.S. Bancorp	20,893,127
59,107	Umpqua Holdings Corp.	1,279,667
13,752	United Bankshares, Inc.	506,074
75,919	Unum Group	4,038,132
22,839	Validus Holdings Ltd.	1,546,200
72,595	Valley National Bancorp	912,519
99,899	Voya Financial, Inc.	5,185,757
27,017	W.R. Berkley Corp.	1,971,701
48,450	Waddell & Reed Financial, Inc., Class A(c)	1,114,350
19,436	Washington Federal, Inc.	697,752
13,368	Webster Financial Corp.	756,896
1,372,393	Wells Fargo & Co.	90,276,011
1,036	White Mountains Insurance Group Ltd.	870,136
14,149	Willis Towers Watson PLC	2,270,490
8,446	Wintrust Financial Corp.	725,511
90,075	XL Group Ltd. (Bermuda)	3,318,363
40,856	Zions Bancorporation	2,207,450

		1,093,130,859

	Health Care - 11.1%
231,421	Abbott Laboratories	14,385,129
212,339	AbbVie, Inc.	23,828,683
87,761	Aetna, Inc.	16,395,510
38,002	Agilent Technologies, Inc.	2,790,487
19,115	Alexion Pharmaceuticals, Inc.(b)	2,280,802
69,636	Allergan PLC	12,552,585
49,941	Allscripts Healthcare Solutions, Inc.(b)	744,620
94,627	AmerisourceBergen Corp.	9,431,473
94,736	Amgen, Inc.	17,625,633
98,647	Anthem, Inc.	24,449,659
102,656	Baxter International, Inc.	7,394,312
26,036	Becton, Dickinson and Co.	6,325,186
20,753	Biogen, Inc.(b)	7,218,101
3,500	Bio-Rad Laboratories, Inc., Class A(b)	904,855
92,538	Boston Scientific Corp.(b)	2,587,362
270,166	Bristol-Myers Squibb Co.	16,912,392
90,651	Brookdale Senior Living, Inc.(b)	861,184
170,585	Cardinal Health, Inc.	12,246,297
22,817	Catalent, Inc.(b)	1,061,903
34,325	Celgene Corp.(b)	3,472,317
36,659	Centene Corp.(b)	3,931,311
31,142	Cerner Corp.(b)	2,152,846
49,214	Cigna Corp.	10,253,737
415,993	Community Health Systems, Inc.(b)(c)	2,350,360
4,323	Cooper Cos., Inc. (The)	1,057,708
67,252	Danaher Corp.	6,811,283
60,989	DaVita, Inc.(b)	4,759,582
17,367	DENTSPLY Sirona, Inc.	1,056,087
15,468	Edwards Lifesciences Corp.(b)	1,957,939
173,794	Eli Lilly & Co.	14,155,521
19,354	Encompass Health Corp.	1,024,214
132,988	Endo International PLC(b)	918,947
13,520	Envision Healthcare Corp.(b)	486,585
284,648	Express Scripts Holding Co.(b)	22,538,429
165,887	Gilead Sciences, Inc.	13,901,331
90,345	HCA Healthcare, Inc.(b)	9,139,300
30,757	Henry Schein, Inc.(b)	2,327,690
29,099	Hologic, Inc.(b)	1,242,527
39,788	Humana, Inc.	11,213,452
5,834	Illumina, Inc.(b)	1,357,222
7,843	Intuitive Surgical, Inc.(b)	3,385,588
11,254	Iqvia Holdings, Inc.(b)	1,150,046
4,909	Jazz Pharmaceuticals PLC(b)	715,438
482,896	Johnson & Johnson	66,731,398
138,966	Kindred Healthcare, Inc.	1,278,487
21,267	Laboratory Corp. of America Holdings(b)	3,711,091
21,075	LifePoint Health, Inc.(b)	1,042,159

11,361	Magellan Health, Inc.(b)	$1,131,556
33,487	Mallinckrodt PLC(b)	604,775
128,608	McKesson Corp.	21,719,319
17,357	MEDNAX, Inc.(b)	916,623
236,509	Medtronic PLC	20,313,758
584,613	Merck & Co., Inc.	34,638,320
1,583	Mettler-Toledo International, Inc.(b)	1,068,937
25,707	Molina Healthcare, Inc.(b)	2,348,592
93,566	Mylan NV(b)	4,009,303
38,426	Owens & Minor, Inc.	809,252
20,870	Patterson Cos., Inc.	749,024
272,956	PDL BioPharma, Inc.(b)	753,359
15,182	PerkinElmer, Inc.	1,216,989
29,928	Perrigo Co. PLC	2,712,075
1,564,212	Pfizer, Inc.	57,938,412
31,371	Quest Diagnostics, Inc.	3,319,679
3,498	Regeneron Pharmaceuticals, Inc.(b)	1,282,542
13,069	ResMed, Inc.	1,317,225
57,069	Select Medical Holdings Corp.(b)	1,010,121
14,916	STERIS PLC	1,356,163
34,175	Stryker Corp.	5,617,686
4,833	Teleflex, Inc.	1,342,366
158,758	Tenet Healthcare Corp.(b)(c)	2,997,351
46,791	Thermo Fisher Scientific, Inc.	10,486,331
5,288	United Therapeutics Corp.(b)	682,152
184,103	UnitedHealth Group, Inc.	43,591,908
18,562	Universal Health Services, Inc., Class B	2,255,283
13,709	Varian Medical Systems, Inc.(b)	1,747,898
7,429	Waters Corp.(b)	1,601,767
14,574	WellCare Health Plans, Inc.(b)	3,066,078
28,498	Zimmer Biomet Holdings, Inc.	3,622,666
35,509	Zoetis, Inc.	2,724,606

		613,070,884

	Industrials - 10.7%
92,158	3M Co.	23,085,579
12,961	A.O. Smith Corp.	865,536
20,354	ABM Industries, Inc.	774,063
3,055	Acuity Brands, Inc.	471,814
59,497	AECOM(b)	2,326,928
57,494	AerCap Holdings NV (Ireland)(b)	3,110,425
32,017	AGCO Corp.	2,325,075
20,665	Air Lease Corp.	1,004,732
26,094	Aircastle Ltd.	616,340
27,299	Allison Transmission Holdings, Inc.	1,207,708
1,656	AMERCO	604,572
35,447	American Airlines Group, Inc.	1,925,481
31,195	AMETEK, Inc.	2,380,179
120,102	Arconic, Inc.	3,610,266
16,454	Armstrong World Industries, Inc.(b)	1,031,666
93,358	Avis Budget Group, Inc.(b)	4,197,376
112,048	Boeing Co. (The)	39,706,450
12,211	Brink’s Co. (The)	1,018,397
34,116	C.H. Robinson Worldwide, Inc.	3,120,249
10,491	Carlisle Cos., Inc.	1,198,177
191,396	Caterpillar, Inc.	31,155,441
49,518	Chicago Bridge & Iron Co. NV(c)	1,033,441
11,736	Cintas Corp.	1,976,929
15,005	Clean Harbors, Inc.(b)	830,377
32,247	Colfax Corp.(b)	1,290,525
42,247	Covanta Holding Corp.	690,738
9,888	Crane Co.	988,207
166,951	CSX Corp.	9,477,808
40,870	Cummins, Inc.	7,683,560
7,178	Curtiss-Wright Corp.	937,877
95,078	Deere & Co.	15,822,881
45,918	Delta Air Lines, Inc.	2,606,765
9,564	Deluxe Corp.	710,318
19,176	Donaldson Co., Inc.	971,456
35,853	Dover Corp.	3,807,947
6,484	Dun & Bradstreet Corp. (The)	802,265
122,100	Eaton Corp. PLC	10,252,737
14,912	EMCOR Group, Inc.	1,212,047
170,623	Emerson Electric Co.	12,324,099

Schedule of Investments(a)

8,012	EnerSys	$563,324
11,312	Equifax, Inc.	1,413,208
35,191	Essendant, Inc.	318,479
9,451	Esterline Technologies Corp.(b)	695,121
31,129	Expeditors International of Washington, Inc.	2,021,829
41,431	Fastenal Co.	2,277,048
54,511	FedEx Corp.	14,308,047
32,261	Flowserve Corp.	1,462,069
70,700	Fluor Corp.	4,291,490
44,268	Fortive Corp.	3,365,253
20,729	Fortune Brands Home & Security, Inc.	1,470,308
14,809	FTI Consulting, Inc.(b)	643,747
12,456	GATX Corp.	886,120
21,686	Generac Holdings, Inc.(b)	1,061,096
46,982	General Cable Corp.	1,395,365
51,267	General Dynamics Corp.	11,405,882
2,309,347	General Electric Co.	37,342,141
13,025	Genesee & Wyoming, Inc., Class A(b)	1,040,046
20,082	Graco, Inc.	939,838
21,458	Harris Corp.	3,419,976
47,351	Harsco Corp.(b)	847,583
40,160	HD Supply Holdings, Inc.(b)	1,561,822
247,264	Hertz Global Holdings, Inc.(b)(c)	5,669,764
121,554	Honeywell International, Inc.	19,408,527
13,437	Hub Group, Inc., Class A(b)	645,648
10,274	Hubbell, Inc.	1,396,750
6,870	Huntington Ingalls Industries, Inc.	1,631,900
11,023	IDEX Corp.	1,581,580
20,029	IHS Markit Ltd.(b)	955,984
47,841	Illinois Tool Works, Inc.	8,308,546
46,901	Ingersoll-Rand PLC	4,438,242
16,906	ITT, Inc.	946,736
12,260	J.B. Hunt Transport Services, Inc.	1,481,376
52,680	Jacobs Engineering Group, Inc.	3,659,153
106,933	Johnson Controls International PLC	4,184,288
20,727	Kansas City Southern	2,344,846
22,779	KAR Auction Services, Inc.	1,242,367
69,875	KBR, Inc.	1,421,258
21,637	Kennametal, Inc.	1,055,453
16,979	Kirby Corp.(b)	1,271,727
14,737	KLX, Inc.(b)	1,041,316
8,435	Lincoln Electric Holdings, Inc.	823,003
53,682	Lockheed Martin Corp.	19,049,058
38,077	LSC Communications, Inc.	520,893
15,783	Macquarie Infrastructure Corp.	1,047,202
32,840	ManpowerGroup, Inc.	4,314,848
42,940	Masco Corp.	1,917,700
20,250	MasTec, Inc.(b)	1,081,350
44,849	Meritor, Inc.(b)	1,223,481
9,394	Moog, Inc., Class A(b)	846,024
53,861	MRC Global, Inc.(b)	968,421
8,826	MSC Industrial Direct Co., Inc., Class A	828,585
37,550	Navistar International Corp.(b)	1,720,917
63,483	Nielsen Holdings PLC	2,374,899
65,271	Norfolk Southern Corp.	9,848,088
31,519	Northrop Grumman Corp.	10,733,165
38,258	NOW, Inc.(b)	451,062
11,829	Old Dominion Freight Line, Inc.	1,732,357
8,839	Orbital ATK, Inc.	1,165,864
19,662	Oshkosh Corp.	1,783,737
25,985	Owens Corning	2,415,825
97,591	PACCAR, Inc.	7,276,385
27,454	Parker-Hannifin Corp.	5,529,785
37,312	Pentair PLC (United Kingdom)	2,667,808
132,927	Pitney Bowes, Inc.	1,875,600
50,661	Quanta Services, Inc.(b)	1,949,942
55,551	Raytheon Co.	11,606,826
12,129	Regal Beloit Corp.	944,849
54,355	Republic Services, Inc.	3,739,624
29,859	Rexnord Corp.(b)	839,336
23,583	Robert Half International, Inc.	1,364,984
18,287	Rockwell Automation, Inc.	3,607,842

22,020	Rockwell Collins, Inc.	$3,049,550
10,089	Roper Technologies, Inc.	2,830,873
79,717	RR Donnelley & Sons Co.	651,288
18,779	Rush Enterprises, Inc., Class A(b)	1,015,005
28,391	Ryder System, Inc.	2,470,869
26,661	Sensata Technologies Holding NV(b)	1,499,681
8,265	Snap-on, Inc.	1,415,877
21,563	Southwest Airlines Co.	1,311,030
27,773	Spirit AeroSystems Holdings, Inc., Class A	2,842,844
25,191	SPX FLOW, Inc.(b)	1,168,107
32,215	Stanley Black & Decker, Inc.	5,355,099
13,466	Stericycle, Inc.(b)	1,014,798
6,140	Teledyne Technologies, Inc.(b)	1,172,249
41,359	Terex Corp.	1,944,700
62,202	Textron, Inc.	3,649,391
18,668	Timken Co. (The)	981,003
10,433	TransDigm Group, Inc.	3,306,322
55,038	Trinity Industries, Inc.	1,897,160
27,656	Triumph Group, Inc.	806,172
23,259	Tutor Perini Corp.(b)	575,660
149,106	Union Pacific Corp.	19,905,651
33,620	United Continental Holdings, Inc.(b)	2,280,108
141,221	United Parcel Service, Inc., Class B	17,980,258
18,845	United Rentals, Inc.(b)	3,413,018
194,721	United Technologies Corp.	26,873,445
37,755	Univar, Inc.(b)	1,127,364
5,076	Valmont Industries, Inc.	830,434
12,382	Verisk Analytics, Inc.(b)	1,238,819
10,450	W.W. Grainger, Inc.	2,817,947
7,547	WABCO Holdings, Inc.(b)	1,165,181
8,179	Wabtec Corp.	662,826
91,214	Waste Management, Inc.	8,066,054
5,121	Watsco, Inc.	920,705
32,979	Welbilt, Inc.(b)	735,432
24,080	WESCO International, Inc.(b)	1,641,052
8,680	Woodward, Inc.	672,874
18,646	XPO Logistics, Inc.(b)	1,760,928
28,285	Xylem, Inc.	2,043,874
57,013	YRC Worldwide, Inc.(b)	910,498

		594,825,290

	Information Technology - 14.7%
88,323	Accenture PLC, Class A	14,193,506
72,163	Activision Blizzard, Inc.	5,349,443
25,078	Adobe Systems, Inc.(b)	5,009,581
21,467	Akamai Technologies, Inc.(b)	1,438,074
9,237	Alliance Data Systems Corp.	2,370,768
25,030	Alphabet, Inc., Class A(b)	29,590,967
24,469	Alphabet, Inc., Class C(b)	28,627,262
25,254	Amdocs Ltd.	1,727,374
69,003	Amkor Technology, Inc.(b)	694,170
29,118	Amphenol Corp., Class A	2,701,277
37,997	Analog Devices, Inc.	3,491,164
12,421	Anixter International, Inc.(b)	1,039,638
8,494	ANSYS, Inc.(b)	1,373,055
725,735	Apple, Inc.	121,509,811
132,737	Applied Materials, Inc.	7,118,685
33,474	ARRIS International PLC(b)	846,892
62,623	Arrow Electronics, Inc.(b)	5,093,755
10,981	Autodesk, Inc.(b)	1,269,623
56,868	Automatic Data Processing, Inc.	7,030,591
90,770	Avnet, Inc.	3,857,725
21,847	Benchmark Electronics, Inc.(b)	632,471
61,152	Booz Allen Hamilton Holding Corp.	2,395,935
12,641	Broadcom Ltd.	3,135,347
14,464	Broadridge Financial Solutions, Inc.	1,394,474
87,650	CA, Inc.	3,142,252
7,774	CACI International, Inc., Class A(b)	1,092,636
24,496	Cadence Design Systems, Inc.(b)	1,098,891
23,126	Cars.Com, Inc.(b)	686,611
9,694	CDK Global, Inc.	691,085
27,889	CDW Corp.	2,085,818

Schedule of Investments(a)

11,393	Check Point Software Technologies Ltd. (Israel)(b)	$1,178,150
933,467	Cisco Systems, Inc.	38,776,219
16,920	Citrix Systems, Inc.(b)	1,569,499
81,612	Cognizant Technology Solutions Corp., Class A	6,364,104
34,857	CommScope Holding Co., Inc.(b)	1,346,526
25,962	Convergys Corp.	604,136
15,899	CoreLogic, Inc.(b)	752,977
245,811	Corning, Inc.	7,674,219
30,688	Cree, Inc.(b)	1,059,043
34,525	CSRA, Inc.	1,148,992
62,665	Cypress Semiconductor Corp.	1,083,478
23,060	Diebold Nixdorf, Inc.	425,457
13,048	DST Systems, Inc.	1,087,812
59,099	DXC Technology Co.	5,883,305
100,887	eBay, Inc.(b)	4,093,994
15,758	EchoStar Corp., Class A(b)	962,183
19,928	Electronic Arts, Inc.(b)	2,530,059
6,292	F5 Networks, Inc.(b)	909,446
82,330	Facebook, Inc., Class A(b)	15,386,654
48,885	Fidelity National Information Services, Inc.	5,003,869
78,668	First Data Corp., Class A(b)	1,392,424
41,032	First Solar, Inc.(b)	2,756,119
22,292	Fiserv, Inc.(b)	3,139,605
5,813	FleetCor Technologies, Inc.(b)	1,235,262
297,924	Flex Ltd.(b)	5,365,611
21,976	FLIR Systems, Inc.	1,125,391
31,080	Genpact Ltd.	1,054,855
13,109	Global Payments, Inc.	1,465,324
688,675	Hewlett Packard Enterprise Co.	11,294,270
676,326	HP, Inc.	15,771,922
12,360	IAC/InterActiveCorp.(b)	1,791,829
20,096	Insight Enterprises, Inc.(b)	745,964
1,237,749	Intel Corp.	59,585,237
228,745	International Business Machines Corp.	37,445,556
17,503	Intuit, Inc.	2,938,754
102,302	Jabil, Inc.	2,601,540
62,932	Juniper Networks, Inc.	1,645,672
32,434	Keysight Technologies, Inc.(b)	1,515,316
42,705	KLA-Tencor Corp.	4,689,009
15,476	Lam Research Corp.	2,963,964
22,360	Leidos Holdings, Inc.	1,489,176
81,408	Marvell Technology Group Ltd. (Bermuda)	1,899,249
47,639	Mastercard, Inc., Class A	8,050,991
45,893	Maxim Integrated Products, Inc.	2,799,473
26,397	Microchip Technology, Inc.	2,513,522
290,514	Micron Technology, Inc.(b)	12,701,272
1,000,837	Microsoft Corp.	95,089,523
26,620	Motorola Solutions, Inc.	2,647,625
31,961	NCR Corp.(b)	1,198,857
52,947	NetApp, Inc.	3,256,240
17,385	NetScout Systems, Inc.(b)	495,473
44,004	Nuance Communications, Inc.(b)	783,711
19,387	NVIDIA Corp.	4,765,325
33,231	NXP Semiconductors NV (Netherlands)(b)	3,998,354
71,307	ON Semiconductor Corp.(b)	1,764,135
523,895	Oracle Corp.	27,027,743
47,341	Paychex, Inc.	3,231,023
114,145	PayPal Holdings, Inc.(b)	9,738,851
26,492	Qorvo, Inc.(b)	1,901,331
341,885	QUALCOMM, Inc.	23,333,651
8,992	Red Hat, Inc.(b)	1,181,369
20,763	salesforce.com, inc.(b)	2,365,113
34,246	Sanmina Corp.(b)	895,533
15,191	ScanSource, Inc.(b)	519,532
7,110	Science Applications International Corp.	544,982
105,353	Seagate Technology PLC	5,815,486
12,836	Skyworks Solutions, Inc.	1,247,788
185,427	Symantec Corp.	5,049,177
10,142	SYNNEX Corp.	1,244,728

17,893	Synopsys, Inc.(b)	$1,657,071
74,628	TE Connectivity Ltd.	7,651,609
46,043	Tech Data Corp.(b)	4,616,732
30,916	Teradata Corp.(b)	1,252,098
25,631	Teradyne, Inc.	1,174,925
123,836	Texas Instruments, Inc.	13,581,094
18,031	Total System Services, Inc.	1,602,235
34,315	Trimble, Inc.(b)	1,513,292
56,307	Twitter, Inc.(b)	1,453,284
57,255	Unisys Corp.(b)(c)	509,570
31,173	VeriFone Systems, Inc.(b)	551,139
114,953	Visa, Inc., Class A	14,280,611
44,948	Vishay Intertechnology, Inc.	986,609
63,910	Western Digital Corp.	5,686,712
133,710	Western Union Co. (The)	2,779,831
11,506	Worldpay, Inc., Class A(b)	924,047
136,894	Xerox Corp.	4,672,192
34,369	Xilinx, Inc.	2,509,624

		814,004,535

	Materials - 3.6%
37,309	Air Products & Chemicals, Inc.	6,281,716
88,835	AK Steel Holding Corp.(b)(c)	449,505
16,127	Albemarle Corp.	1,799,612
142,820	Alcoa Corp.(b)	7,429,496
60,332	Allegheny Technologies, Inc.(b)	1,626,551
11,480	AptarGroup, Inc.	1,003,582
15,536	Ashland Global Holdings, Inc.	1,127,758
20,276	Avery Dennison Corp.	2,487,460
43,534	Axalta Coating Systems Ltd.(b)	1,371,321
53,814	Ball Corp.	2,060,000
28,552	Bemis Co., Inc.	1,334,521
19,154	Berry Global Group, Inc.(b)	1,133,725
14,838	Cabot Corp.	1,003,642
14,935	Carpenter Technology Corp.	767,659
22,534	Celanese Corp., Series A	2,437,278
102,214	CF Industries Holdings, Inc.	4,337,962
44,851	Chemours Co. (The)	2,315,209
130,085	Cleveland-Cliffs, Inc.(b)	891,082
52,344	Commercial Metals Co.	1,258,350
8,329	Compass Minerals International, Inc.(c)	607,184
91,579	Constellium NV, Class A (Netherlands)(b)	1,176,790
39,328	Crown Holdings, Inc.(b)	2,282,990
40,454	Domtar Corp.	2,077,717
284,221	DowDuPont, Inc.	21,481,423
40,324	Eastman Chemical Co.	3,999,334
34,063	Ecolab, Inc.	4,689,794
21,543	FMC Corp.	1,967,522
687,117	Freeport-McMoRan, Inc.(b)	13,398,782
69,982	Graphic Packaging Holding Co.	1,130,209
75,620	Huntsman Corp.	2,614,183
11,356	International Flavors & Fragrances, Inc.	1,706,807
135,221	International Paper Co.	8,499,992
143,903	LyondellBasell Industries NV, Class A	17,245,336
6,814	Martin Marietta Materials, Inc.	1,554,750
72,153	Monsanto Co.	8,788,235
150,053	Mosaic Co. (The)	4,096,447
1,780	NewMarket Corp.	707,710
143,035	Newmont Mining Corp.	5,794,348
92,566	Nucor Corp.	6,198,219
33,475	Olin Corp.	1,247,948
101,452	Owens-Illinois, Inc.(b)	2,355,715
17,717	Packaging Corp. of America	2,225,787
51,105	Platform Specialty Products Corp.(b)	598,440
20,979	PolyOne Corp.	911,747
47,775	PPG Industries, Inc.	5,672,326
56,721	Praxair, Inc.	9,159,874
24,933	Reliance Steel & Aluminum Co.	2,183,882
27,146	RPM International, Inc.	1,417,021
30,156	Sealed Air Corp.	1,427,887
7,177	Sherwin-Williams Co. (The)	2,993,599
20,480	Silgan Holdings, Inc.	612,147
26,779	Sonoco Products Co.	1,454,368
23,802	Southern Copper Corp. (Peru)	1,155,587

Schedule of Investments(a)

50,014	Steel Dynamics, Inc.	$2,270,636
14,833	Trinseo SA	1,222,981
58,581	United States Steel Corp.	2,191,515
12,596	Vulcan Materials Co.	1,705,498
10,042	W.R. Grace & Co.	741,300
66,447	WestRock Co.	4,427,364

		197,109,823

	Real Estate - 2.7%
11,088	Alexandria Real Estate Equities, Inc. REIT	1,438,114
23,478	American Campus Communities, Inc. REIT	902,964
35,108	American Tower Corp. REIT	5,185,452
23,985	Apartment Investment & Management Co., Class A REIT	1,003,532
57,743	Apple Hospitality REIT, Inc. REIT	1,125,411
20,304	AvalonBay Communities, Inc. REIT	3,459,802
28,666	Boston Properties, Inc. REIT	3,546,271
52,735	Brandywine Realty Trust REIT	946,066
70,580	Brixmor Property Group, Inc. REIT	1,145,513
18,669	Camden Property Trust REIT	1,615,989
104,968	CBL & Associates Properties, Inc. REIT(c)	583,622
56,895	CBRE Group, Inc., Class A(b)	2,599,533
52,462	Columbia Property Trust, Inc. REIT	1,148,393
50,153	CoreCivic, Inc. REIT	1,164,051
23,254	Corporate Office Properties Trust REIT	634,834
38,583	Crown Castle International Corp. REIT	4,351,005
22,812	CubeSmart REIT	628,014
14,642	DCT Industrial Trust, Inc. REIT	866,660
84,958	DDR Corp. REIT	689,859
65,466	DiamondRock Hospitality Co. REIT	769,880
23,784	Digital Realty Trust, Inc. REIT	2,662,619
21,444	Douglas Emmett, Inc. REIT	829,239
66,819	Duke Realty Corp. REIT	1,764,690
10,535	EPR Properties REIT	622,197
4,025	Equinix, Inc. REIT	1,832,140
33,897	Equity Commonwealth REIT(b)	1,013,859
8,743	Equity LifeStyle Properties, Inc. REIT	754,696
78,601	Equity Residential REIT	4,842,608
9,222	Essex Property Trust, Inc. REIT	2,148,542
13,365	Extra Space Storage, Inc. REIT	1,115,710
8,589	Federal Realty Investment Trust REIT	1,037,551
41,946	Forest City Realty Trust, Inc., Class A REIT	984,473
21,630	Gaming and Leisure Properties, Inc. REIT	788,197
29,406	GEO Group, Inc. (The) REIT	663,105
98,600	GGP, Inc. REIT	2,270,758
25,954	Gramercy Property Trust REIT	655,079
134,245	HCP, Inc. REIT	3,232,620
22,278	Healthcare Realty Trust, Inc. REIT	665,444
22,893	Healthcare Trust of America, Inc., Class A REIT	632,076
18,963	Highwoods Properties, Inc. REIT	907,948
58,699	Hospitality Properties Trust REIT	1,667,639
205,330	Host Hotels & Resorts, Inc. REIT	4,262,651
5,747	Howard Hughes Corp. (The)(b)	723,892
70,717	Iron Mountain, Inc. REIT	2,477,217
15,030	JBG SMITH Properties REIT	507,262
10,857	Jones Lang LaSalle, Inc.	1,697,492
12,876	Kilroy Realty Corp. REIT	918,316
86,415	Kimco Realty Corp. REIT	1,374,863
10,670	Lamar Advertising Co., Class A REIT	768,240
33,646	LaSalle Hotel Properties REIT	1,027,549
67,832	Lexington Realty Trust REIT	611,845
38,728	Liberty Property Trust REIT	1,603,726
33,727	Macerich Co. (The) REIT	2,177,752
30,077	Mack-Cali Realty Corp. REIT	603,645
54,300	Medical Properties Trust, Inc. REIT	710,244
13,371	Mid-America Apartment Communities, Inc. REIT	1,275,192
22,645	National Retail Properties, Inc. REIT	898,554
35,524	Omega Healthcare Investors, Inc. REIT(c)	960,569
42,953	Outfront Media, Inc. REIT	962,147

41,870	Paramount Group, Inc. REIT	$629,306
35,196	Park Hotels & Resorts, Inc. REIT	1,017,516
48,985	Piedmont Office Realty Trust, Inc., Class A REIT	956,187
99,801	Prologis, Inc. REIT	6,498,043
14,171	Public Storage REIT	2,774,115
73,426	Quality Care Properties, Inc. REIT(b)	991,251
37,387	Rayonier, Inc. REIT	1,213,582
61,431	Realogy Holdings Corp.	1,689,967
33,898	Realty Income Corp. REIT	1,803,035
14,685	Regency Centers Corp. REIT	923,833
71,132	Retail Properties of America, Inc., Class A REIT	857,141
42,326	RLJ Lodging Trust REIT	978,577
11,330	Ryman Hospitality Properties, Inc. REIT	867,311
5,968	SBA Communications Corp. REIT(b)	1,041,416
83,030	Senior Housing Properties Trust REIT	1,438,910
41,681	Simon Property Group, Inc. REIT	6,809,425
20,549	SL Green Realty Corp. REIT	2,065,585
107,318	Spirit Realty Capital, Inc. REIT	876,788
8,025	Sun Communities, Inc. REIT	712,941
59,137	Sunstone Hotel Investors, Inc. REIT	996,458
13,687	Taubman Centers, Inc. REIT	843,804
43,761	UDR, Inc. REIT	1,598,589
80,783	Ventas, Inc. REIT	4,521,425
252,650	VEREIT, Inc. REIT	1,819,080
30,060	Vornado Realty Trust REIT	2,154,701
99,119	Washington Prime Group, Inc. REIT	652,203
23,618	Weingarten Realty Investors REIT	697,912
92,331	Welltower, Inc. REIT	5,537,090
115,015	Weyerhaeuser Co. REIT	4,317,663
19,230	WP Carey, Inc. REIT	1,246,296
47,226	Xenia Hotels & Resorts, Inc. REIT	1,048,417

		148,035,878

	Telecommunication Services - 3.0%
2,221,370	AT&T, Inc.	83,190,306
546,691	CenturyLink, Inc.	9,736,567
92,023	Frontier Communications Corp.(c)	753,668
54,880	Telephone & Data Systems, Inc.	1,505,358
47,515	T-Mobile US, Inc.(b)	3,093,227
1,296,437	Verizon Communications, Inc.	70,098,349
224,480	Windstream Holdings, Inc.(c)	370,392

		168,747,867

	Utilities - 4.4%
471,776	AES Corp. (The)	5,453,731
12,060	ALLETE, Inc.	873,626
59,793	Alliant Energy Corp.	2,376,772
82,110	Ameren Corp.	4,649,889
171,167	American Electric Power Co., Inc.	11,772,866
36,540	American Water Works Co., Inc.	3,039,032
31,457	Aqua America, Inc.	1,139,058
25,106	Atmos Energy Corp.	2,081,287
20,214	Avangrid, Inc.	984,826
22,407	Avista Corp.	1,128,417
12,921	Black Hills Corp.	717,762
222,958	Calpine Corp.(b)	3,364,436
150,301	CenterPoint Energy, Inc.	4,235,482
77,441	CMS Energy Corp.	3,465,485
109,183	Consolidated Edison, Inc.	8,773,946
144,547	Dominion Energy, Inc.	11,049,173
55,861	DTE Energy Co.	5,901,156
252,949	Duke Energy Corp.	19,856,496
121,535	Dynegy, Inc.(b)	1,521,618
91,055	Edison International	5,693,669
92,363	Entergy Corp.	7,268,044
90,755	Eversource Energy	5,725,733
442,372	Exelon Corp.	17,035,746
276,705	FirstEnergy Corp.	9,103,595
62,808	Great Plains Energy, Inc.	1,954,585
41,655	Hawaiian Electric Industries, Inc.	1,420,852
12,025	IDACORP, Inc.	1,037,517
63,295	MDU Resources Group, Inc.	1,676,052
19,714	National Fuel Gas Co.	1,099,056

Schedule of Investments(a)

22,450	New Jersey Resources Corp.	$871,060
103,852	NextEra Energy, Inc.	16,452,234
83,899	NiSource, Inc.	2,070,627
13,656	NorthWestern Corp.	742,067
169,094	NRG Energy, Inc.	4,398,135
58,707	OGE Energy Corp.	1,890,365
12,495	ONE Gas, Inc.	885,021
153,162	PG&E Corp.	6,498,664
36,023	Pinnacle West Capital Corp.	2,880,039
25,173	PNM Resources, Inc.	959,091
27,860	Portland General Electric Co.	1,179,871
219,430	PPL Corp.	6,993,234
189,508	Public Service Enterprise Group, Inc.	9,829,780
43,997	SCANA Corp.	1,788,038
64,383	Sempra Energy	6,890,269
319,859	Southern Co. (The)	14,428,839
10,641	Spire, Inc.	707,627
47,964	UGI Corp.	2,195,312
24,368	Vectren Corp.	1,477,432
68,988	WEC Energy Group, Inc.	4,435,928
38,066	Westar Energy, Inc.	1,966,490
11,729	WGL Holdings, Inc.	987,816
159,835	Xcel Energy, Inc.	7,294,869

		242,222,715

	Total Common Stocks and Other Equity Interests (Cost $4,216,991,001)	5,536,200,726

	Money Market Fund - 0.1%
3,625,669	Invesco Premier U.S. Government Money Portfolio - Institutional Class, 1.22%(e) (Cost $3,625,669)	3,625,669

	Total Investments in Securities (excluding investments purchased with cash collateral from securities on loan) (Cost $4,220,616,670) - 100.0%	5,539,826,395

	Investments Purchased with Cash Collateral from Securities on Loan
	Money Market Fund - 0.8%
43,945,316	Invesco Government & Agency Portfolio - Institutional Class, 1.24%(e)(f) (Cost $43,945,316)	43,945,316

	Total Investments in Securities (Cost $4,264,561,986) - 100.8%	5,583,771,711
	Other assets less liabilities - (0.8)%	(42,407,622)

	Net Assets - 100.0%	$5,541,364,089

Investment Abbreviations:

REIT - Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at January 31, 2018.
(d)	Affiliated company. The Fund’s Adviser and Invesco Mortgage Capital, Inc. REIT are wholly-owned subsidiaries of Invesco Ltd. and therefore, Invesco Ltd. and Invesco Mortgage Capital, Inc. REIT are considered to be affiliated. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates (excluding affiliated money market funds) for the nine months ended January 31, 2018.

	Value April 30, 2017	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value January 31, 2018	Dividend Income
Invesco Ltd.	$3,770,312	$217,087	$(231,157)	$324,000	$37,675	$4,117,917	$99,087
Invesco Mortgage Capital, Inc. REIT	951,852	46,067	(57,251)	(19,714)	15,006	935,960	70,861

Total Investments in Affiliates	$4,722,164	$263,154	$(288,408)	$304,286	$52,681	$5,053,877	$169,948

(e)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of January 31, 2018.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

PowerShares FTSE RAFI US 1500 Small-Mid Portfolio (PRFZ)

January 31, 2018

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests - 99.9%
	Consumer Discretionary - 18.0%
39,055	1-800-Flowers.com, Inc., Class A(b)	$407,148
110,251	Aaron’s, Inc.	4,508,163
38,225	AMC Entertainment Holdings, Inc., Class A(c)	489,280
72,957	American Outdoor Brands Corp.(b)(c)	870,377
32,562	American Public Education, Inc.(b)	827,075
14,155	America’s Car-Mart, Inc.(b)	652,545
333,139	Arcos Dorados Holdings, Inc., Class A (Uruguay)(b)	3,414,675
49,944	Ascent Capital Group, Inc., Class A(b)	470,972
15,963	AV Homes, Inc.(b)	269,775
154,915	Barnes & Noble Education, Inc.(b)	1,030,185
255,719	Barnes & Noble, Inc.	1,201,879
18,156	Bassett Furniture Industries, Inc.	616,396
116,873	Beazer Homes USA, Inc.(b)	2,166,825
101,605	Belmond Ltd., Class A (United Kingdom)(b)	1,310,705
59,802	Big 5 Sporting Goods Corp.(c)	337,881
1,531	Biglari Holdings, Inc.(b)	631,828
29,717	BJ’s Restaurants, Inc.	1,121,817
26,061	Boot Barn Holdings, Inc.(b)	456,849
127,634	Boyd Gaming Corp.	5,037,714
82,076	Bravo Brio Restaurant Group, Inc.(b)(c)	281,110
52,661	Bridgepoint Education, Inc.(b)	407,070
26,391	Bright Horizons Family Solutions, Inc.(b)	2,591,596
113,915	Buckle, Inc. (The)(c)	2,283,996
15,752	Buffalo Wild Wings, Inc.(b)	2,473,064
38,497	Build-A-Bear Workshop, Inc.(b)	331,074
2,479	Cable One, Inc.	1,750,248
85,294	Caleres, Inc.	2,528,114
82,790	Callaway Golf Co.	1,222,808
9,891	Capella Education Co.	786,829
131,519	Career Education Corp.(b)	1,630,836
14,720	Carriage Services, Inc.	391,994
41,200	Carrols Restaurant Group, Inc.(b)	512,940
37,774	Carter’s, Inc.	4,544,212
63,153	Cato Corp. (The), Class A	750,258
7,668	Cavco Industries, Inc.(b)	1,174,354
32,693	Century Casinos, Inc.(b)	299,141
26,664	Century Communities, Inc.(b)	842,582
39,377	Cheesecake Factory, Inc. (The)(c)	1,936,955
56,818	Chegg, Inc.(b)(c)	984,088
223,014	Chico’s FAS, Inc.	2,120,863
15,451	Children’s Place, Inc. (The)	2,314,560
33,440	Choice Hotels International, Inc.	2,747,096
214,390	Christopher & Banks Corp.(b)	272,275
8,777	Churchill Downs, Inc.	2,273,243
12,963	Chuy’s Holdings, Inc.(b)	343,520
33,627	Citi Trends, Inc.	790,571
38,401	Clarus Corp.(b)	286,087
61,151	Clear Channel Outdoor Holdings, Inc., Class A	296,582
10,164	Collectors Universe, Inc.	281,746
22,064	Columbia Sportswear Co.	1,647,519
128,893	Conn’s, Inc.(b)(c)	4,292,137

82,217	Container Store Group, Inc. (The)(b)(c)	$391,353
25,502	Cooper-Standard Holdings, Inc.(b)	3,177,294
200,943	Crocs, Inc.(b)	2,714,740
22,308	CSS Industries, Inc.	583,577
12,005	Culp, Inc.	381,759
18,605	Dave & Buster’s Entertainment, Inc.(b)	874,435
34,111	Del Frisco’s Restaurant Group, Inc.(b)	596,943
29,300	Del Taco Restaurants, Inc.(b)	371,231
50,638	Denny’s Corp.(b)	759,064
56,792	Destination Maternity Corp.(b)(c)	144,820
34,501	DineEquity, Inc.	1,910,665
16,711	Domino’s Pizza, Inc.	3,623,780
14,296	Dorman Products, Inc.(b)	1,078,490
282,495	Drive Shack, Inc.(b)	1,463,324
46,409	Dunkin’ Brands Group, Inc.	3,000,342
54,403	E.W. Scripps Co. (The), Class A(b)	870,992
30,142	El Pollo Loco Holdings, Inc.(b)	302,927
39,834	Eldorado Resorts, Inc.(b)	1,376,265
89,579	Entravision Communications Corp., Class A	622,574
58,012	Eros International PLC (India)(b)(c)	661,337
37,663	Ethan Allen Interiors, Inc.	935,926
113,102	Extended Stay America, Inc.	2,288,053
34,648	Fiesta Restaurant Group, Inc.(b)	665,242
119,476	Finish Line, Inc. (The), Class A(c)	1,353,663
21,733	Five Below, Inc.(b)	1,411,124
8,345	Flexsteel Industries, Inc.	359,503
13,237	Fox Factory Holding Corp.(b)	507,639
40,132	Francesca’s Holdings Corp.(b)	233,970
87,726	Fred’s, Inc., Class A(c)	290,373
39,401	FTD Cos., Inc.(b)	230,890
35,504	Gentherm, Inc.(b)	1,136,128
83,325	G-III Apparel Group Ltd.(b)	3,112,189
55,872	Global Eagle Entertainment, Inc.(b)(c)	161,470
128,828	GoPro, Inc., Class A(b)(c)	704,689
29,461	Grand Canyon Education, Inc.(b)	2,739,578
104,001	Gray Television, Inc.(b)	1,700,416
37,412	Green Brick Partners, Inc.(b)	419,014
402,566	Groupon, Inc., Class A(b)	2,129,574
19,814	Hamilton Beach Brands Holding Co., Class A	509,418
146,243	Harte-Hanks, Inc.(b)	123,063
40,436	Haverty Furniture Cos., Inc.	901,723
26,823	Helen of Troy Ltd.(b)	2,498,562
51,967	Hibbett Sports, Inc.(b)	1,174,454
47,190	Hilton Grand Vacations, Inc.(b)	2,122,134
11,814	Hooker Furniture Corp.	438,890
23,507	Horizon Global Corp.(b)	198,634
203,005	Houghton Mifflin Harcourt Co.(b)	1,705,242
480,753	Hovnanian Enterprises, Inc., Class A(b)(c)	975,929
19,575	Hyatt Hotels Corp., Class A(b)	1,591,448
147,404	Iconix Brand Group, Inc.(b)(c)	184,255
69,592	ILG, Inc.	2,185,885
42,228	IMAX Corp.(b)	838,226
8,759	Installed Building Products, Inc.(b)	630,210
32,758	International Speedway Corp., Class A	1,519,971
18,742	iRobot Corp.(b)(c)	1,663,353
26,970	J. Alexander’s Holdings, Inc.(b)	260,261
16,505	Jack in the Box, Inc.	1,501,790
93,204	JAKKS Pacific, Inc.(b)(c)	237,670
53,251	John Wiley & Sons, Inc., Class A	3,376,113
7,446	Johnson Outdoors, Inc., Class A	448,770
75,614	K12, Inc.(b)	1,311,903
156,948	KB Home	4,947,001
48,352	Kirkland’s, Inc.(b)	513,015
140,701	La Quinta Holdings, Inc.(b)	2,804,171
52,976	Lands’ End, Inc.(b)	889,997

Schedule of Investments(a)

59,659	La-Z-Boy, Inc.	$1,798,719
17,493	LCI Industries	1,928,603
17,730	LGI Homes, Inc.(b)(c)	1,199,966
55,324	Libbey, Inc.	391,141
26,383	Liberty Expedia Holdings, Inc., Class A(b)	1,237,099
152,856	Liberty TripAdvisor Holdings, Inc., Series A(b)	1,345,133
49,390	Liberty Ventures, Series A(b)	2,910,553
17,145	Lifetime Brands, Inc.	299,180
26,909	Lions Gate Entertainment Corp., Class A(b)	910,601
52,409	Lions Gate Entertainment Corp., Class B(b)	1,677,088
13,134	Loral Space & Communications, Inc.(b)	612,701
44,362	Lululemon Athletica, Inc.(b)	3,469,552
81,296	Lumber Liquidators Holdings, Inc.(b)(c)	2,271,410
64,852	M/I Homes, Inc.(b)	2,097,314
12,085	Madison Square Garden Co. (The), Class A(b)	2,608,426
7,273	MakeMyTrip Ltd. (India)(b)(c)	222,554
9,354	Malibu Boats, Inc., Class A(b)	311,114
23,693	Marcus Corp. (The)	616,018
34,451	MarineMax, Inc.(b)	790,650
14,595	Marriott Vacations Worldwide Corp.	2,223,256
83,866	MDC Holdings, Inc.	2,827,123
125,415	MDC Partners, Inc., Class A(b)	1,128,735
88,515	Meritage Homes Corp.(b)	4,200,037
154,247	Michaels Cos., Inc. (The)(b)	4,144,617
131,183	Modine Manufacturing Co.(b)	3,063,123
13,470	Monarch Casino & Resort, Inc.(b)	613,693
25,408	Monro, Inc.	1,435,552
19,494	Motorcar Parts of America, Inc.(b)	530,627
30,628	Movado Group, Inc.	937,217
48,042	MSG Networks, Inc., Class A(b)	1,153,008
5,939	Nathan’s Famous, Inc.	424,045
154,968	National CineMedia, Inc.	1,038,286
23,463	Nautilus, Inc.(b)	301,500
21,032	New Home Co., Inc. (The)(b)	249,229
86,564	New Media Investment Group, Inc.	1,462,932
131,530	New York Times Co. (The), Class A	3,058,073
11,399	Nexstar Media Group, Inc., Class A	856,065
19,991	Nutrisystem, Inc.	864,611
35,830	Ollie’s Bargain Outlet Holdings, Inc.(b)	1,990,357
34,491	Overstock.com, Inc.(b)(c)	2,369,532
24,398	Oxford Industries, Inc.	1,922,562
13,098	Papa John’s International, Inc.(c)	849,929
45,326	Party City Holdco, Inc.(b)(c)	657,227
129,556	Penn National Gaming, Inc.(b)	4,134,132
39,909	Perry Ellis International, Inc.(b)	957,018
27,460	PetMed Express, Inc.(c)	1,241,192
38,639	PICO Holdings, Inc.(b)	506,171
306,465	Pier 1 Imports, Inc.	1,017,464
13,846	Planet Fitness, Inc., Class A(b)	467,441
20,777	Pool Corp.	2,809,881
31,367	Potbelly Corp.(b)	379,541
18,191	RCI Hospitality Holdings, Inc.	534,452
21,669	Reading International, Inc., Class A(b)	357,322
26,290	Red Robin Gourmet Burgers, Inc.(b)	1,384,169
32,926	Red Rock Resorts, Inc., Class A	1,143,520
127,689	Regis Corp.(b)	2,032,809
388,052	Rent-A-Center, Inc.(c)	4,202,603
71,091	RH(b)(c)	6,681,843
26,503	Ruth’s Hospitality Group, Inc.	628,121
28,973	Salem Media Group, Inc.	134,724
55,160	Scholastic Corp.	2,119,247
56,764	Scientific Games Corp., Class A(b)	2,648,041

91,473	Sears Hometown and Outlet Stores, Inc.(b)(c)	$224,109
85,816	Sequential Brands Group, Inc.(b)(c)	139,022
32,106	Shoe Carnival, Inc.	733,622
34,756	Shutterfly, Inc.(b)	2,368,621
82,103	Sinclair Broadcast Group, Inc., Class A(c)	3,046,021
500,399	Sirius XM Holdings, Inc.(c)	3,057,438
118,376	Skechers U.S.A., Inc., Class A(b)	4,875,907
66,840	Sleep Number Corp.(b)	2,515,858
18,619	SodaStream International Ltd. (Israel)(b)	1,464,012
29,104	Sonic Corp.(c)	752,047
76,854	Sotheby’s(b)	4,054,817
24,584	Speedway Motorsports, Inc.	510,118
77,590	Sportsman’s Warehouse Holdings, Inc.(b)(c)	393,381
678,742	Stage Stores, Inc.(c)	1,133,499
25,841	Standard Motor Products, Inc.	1,237,784
425,018	Stein Mart, Inc.(c)	289,012
69,270	Steven Madden Ltd.(b)	3,200,274
46,110	Stoneridge, Inc.(b)	1,122,317
9,696	Strattec Security Corp.	373,781
14,180	Strayer Education, Inc.	1,311,366
33,834	Sturm Ruger & Co., Inc.(c)	1,791,510
47,967	Superior Industries International, Inc.	808,244
94,120	Tailored Brands, Inc.	2,276,763
60,282	Taylor Morrison Home Corp., Class A(b)	1,532,971
7,297	Tesla, Inc.(b)(c)	2,585,400
40,082	Texas Roadhouse, Inc.	2,353,615
17,287	Tile Shop Holdings, Inc.	161,633
28,495	Tilly’s, Inc., Class A	425,145
66,499	TopBuild Corp.(b)	5,089,833
80,922	Tower International, Inc.	2,443,844
51,710	Townsquare Media, Inc., Class A(b)	387,825
217,320	TRI Pointe Group, Inc.(b)	3,544,489
57,673	TripAdvisor, Inc.(b)(c)	1,999,523
87,781	tronc, Inc.(b)	1,790,732
219,259	Tuesday Morning Corp.(b)(c)	635,851
33,551	Unifi, Inc.(b)	1,194,751
12,160	Universal Electronics, Inc.(b)	560,576
67,425	Universal Technical Institute, Inc.(b)	187,442
16,049	Vail Resorts, Inc.	3,507,669
51,868	Vera Bradley, Inc.(b)	481,854
10,908	Vince Holding Corp.(b)(c)	79,847
83,319	Vitamin Shoppe, Inc.(b)	354,106
158,560	VOXX International Corp.(b)	943,432
9,174	Wayfair, Inc., Class A(b)	844,100
98,711	Weight Watchers International, Inc.(b)(c)	6,346,130
229,753	Wendy’s Co. (The)	3,717,404
12,853	Weyco Group, Inc.	398,186
72,313	William Lyon Homes, Class A(b)	1,963,298
12,777	Wingstop, Inc.	617,896
20,472	Winnebago Industries, Inc.	930,452
136,066	Wolverine World Wide, Inc.	4,467,047
29,912	World Wrestling Entertainment, Inc., Class A(c)	1,057,389
69,871	ZAGG, Inc.(b)	1,166,846
11,222	Zoe’s Kitchen, Inc.(b)(c)	165,188
43,575	Zumiez, Inc.(b)	904,181

		340,946,025

	Consumer Staples - 2.9%
79,203	Adecoagro SA (Argentina)(b)	767,477
33,629	Alliance One International, Inc.(b)	442,221
46,853	Amira Nature Foods Ltd. (United Arab Emirates)(b)(c)	197,720
53,864	B&G Foods, Inc.(c)	1,777,512
55,947	Blue Buffalo Pet Products, Inc.(b)	1,901,079
5,841	Boston Beer Co., Inc. (The), Class A(b)	1,108,914

Schedule of Investments(a)

12,121	Calavo Growers, Inc.(c)	$1,054,527
44,264	Cal-Maine Foods, Inc.(b)(c)	1,883,433
13,091	Central Garden & Pet Co.(b)	513,036
43,606	Central Garden & Pet Co., Class A(b)	1,644,818
40,717	Chefs’ Warehouse, Inc. (The)(b)	828,591
5,310	Coca-Cola Bottling Co. Consolidated	1,075,381
165,746	Coty, Inc., Class A	3,250,279
13,179	Craft Brew Alliance, Inc.(b)	255,014
37,025	Energizer Holdings, Inc.	2,155,596
6,757	Farmer Brothers Co.(b)	213,521
50,488	Fresh Del Monte Produce, Inc.	2,388,587
44,159	Ingles Markets, Inc., Class A	1,483,743
21,567	Inter Parfums, Inc.	983,455
9,808	J & J Snack Foods Corp.	1,357,820
11,620	John B. Sanfilippo & Son, Inc.	727,644
16,656	Lancaster Colony Corp.	2,138,630
48,033	Landec Corp.(b)	631,634
9,461	Medifast, Inc.	650,065
5,872	MGP Ingredients, Inc.	525,779
5,565	National Beverage Corp.	614,766
16,478	Natural Grocers by Vitamin Cottage, Inc.(b)	141,711
12,481	Orchids Paper Products Co.(c)	187,964
123,063	Pilgrim’s Pride Corp.(b)	3,417,460
19,202	PriceSmart, Inc.	1,636,010
16,064	Revlon, Inc., Class A(b)(c)	329,312
31,510	Sanderson Farms, Inc.(c)	3,998,619
29,211	Seneca Foods Corp., Class A(b)	921,607
79,312	Smart & Final Stores, Inc.(b)	745,533
65,287	Snyder’s-Lance, Inc.	3,263,044
19,934	Spectrum Brands Holdings, Inc.	2,361,382
213,410	SunOpta, Inc. (Canada)(b)(c)	1,579,234
13,813	Tootsie Roll Industries, Inc.(c)	494,505
10,056	USANA Health Sciences, Inc.(b)	750,680
121,631	Vector Group Ltd.	2,590,740
25,177	Village Super Market, Inc., Class A	591,156
7,197	WD-40 Co.	890,629
26,325	Weis Markets, Inc.	1,046,682

		55,517,510

	Energy - 5.3%
300,101	Approach Resources, Inc.(b)(c)	1,002,337
127,832	Archrock, Inc.	1,188,838
51,493	Ardmore Shipping Corp. (Ireland)(b)	365,600
267,255	Bill Barrett Corp.(b)	1,371,018
2,533	Bonanza Creek Energy, Inc.(b)	70,949
178,736	Bristow Group, Inc.(c)	2,754,322
39,315	Callon Petroleum Co.(b)	446,225
91,864	CARBO Ceramics, Inc.(b)(c)	731,237
36,847	Carrizo Oil & Gas, Inc.(b)	740,993
200,926	Clean Energy Fuels Corp.(b)	315,454
503,099	Cloud Peak Energy, Inc.(b)	2,515,495
42,732	Comstock Resources, Inc.(b)(c)	416,210
60,066	Contango Oil & Gas Co.(b)	246,271
24,682	Core Laboratories NV(c)	2,821,153
119,458	CVR Energy, Inc.(c)	4,275,402
982,040	Denbury Resources, Inc.(b)	2,386,357
247,698	DHT Holdings, Inc.	857,035
23,345	Diamondback Energy, Inc.(b)	2,929,797
68,489	Dorian LPG Ltd.(b)	523,256
44,903	Dril-Quip, Inc.(b)	2,319,240
104,267	Eclipse Resources Corp.(b)	223,131
139,808	EP Energy Corp., Class A(b)(c)	267,033
68,325	Era Group, Inc.(b)	692,132
91,031	Exterran Corp.(b)	2,628,975
103,192	Fairmount Santrol Holdings, Inc.(b)(c)	574,779
110,485	Forum Energy Technologies, Inc.(b)	1,867,197
46,312	Frank’s International NV(c)	320,479

123,230	Frontline Ltd. (Norway)(c)	$566,858
53,960	GasLog Ltd. (Monaco)(c)	1,089,992
375,787	Gener8 Maritime, Inc.(b)	2,205,870
38,129	Geospace Technologies Corp.(b)	524,655
118,682	Golar LNG Ltd. (Bermuda)(c)	3,238,832
118,810	Green Plains, Inc.	2,079,175
43,705	Gulf Island Fabrication, Inc.	563,795
133,761	Gulfport Energy Corp.(b)	1,360,349
39,456	Halcon Resources Corp.(b)(c)	315,253
29,955	Hallador Energy Co.	209,086
267,531	Helix Energy Solutions Group, Inc.(b)	2,014,508
570,277	Hornbeck Offshore Services, Inc.(b)(c)	1,938,942
40,623	Independence Contract Drilling, Inc.(b)	186,866
129,018	ION Geophysical Corp.(b)(c)	2,264,266
235,592	Jones Energy, Inc., Class A(b)(c)	275,643
213,631	Kosmos Energy Ltd. (Ghana)(b)	1,476,190
31,051	Laredo Petroleum, Inc.(b)	302,126
17,023	Matador Resources Co.(b)	551,715
71,912	Matrix Service Co.(b)	1,287,225
10,465	NACCO Industries, Inc., Class A	440,053
16,355	Natural Gas Services Group, Inc.(b)	450,580
65,014	Navigator Holdings Ltd. (United Kingdom)(b)(c)	799,672
356,205	Navios Maritime Acquisition Corp.	277,840
223,641	Newpark Resources, Inc.(b)	2,035,133
267,822	Nordic American Tankers Ltd.	618,669
230	Ocean Rig UDW, Inc. (Cyprus)(b)	6,192
137,248	Pacific Ethanol, Inc.(b)	576,442
56,478	Par Pacific Holdings, Inc.(b)	1,029,594
489,367	Parker Drilling Co.(b)	557,878
45,278	Parsley Energy, Inc., Class A(b)	1,068,561
35,760	PDC Energy, Inc.(b)	1,854,156
35,455	PHI, Inc.(b)	407,378
288,001	Pioneer Energy Services Corp.(b)	936,003
196,314	Renewable Energy Group, Inc.(b)	2,100,560
9,910	REX American Resources Corp.(b)	809,152
18,393	RigNet, Inc.(b)	303,485
19,337	Ring Energy, Inc.(b)	266,851
69,923	RPC, Inc.(c)	1,412,445
45,270	RSP Permian, Inc.(b)	1,796,314
17,052	Sanchez Energy Corp.(b)(c)	84,407
602,986	Scorpio Tankers, Inc. (Monaco)	1,603,943
34,540	SEACOR Holdings, Inc.(b)	1,608,873
35,139	SEACOR Marine Holdings, Inc.(b)	525,679
65,960	SemGroup Corp., Class A(c)	1,889,754
154,861	Ship Finance International Ltd. (Norway)(c)	2,369,373
93,944	SRC Energy, Inc.(b)	934,743
196,673	Stone Energy Corp.(b)	7,107,762
455,623	Teekay Tankers Ltd., Class A (Bermuda)(c)	578,641
313,950	TETRA Technologies, Inc.(b)	1,205,568
322,941	Tsakos Energy Navigation Ltd. (Greece)(c)	1,178,735
116,044	Unit Corp.(b)	2,811,746
25,336	US Silica Holdings, Inc.	843,435
397,994	W&T Offshore, Inc.(b)	1,926,291
48,745	Westmoreland Coal Co.(b)(c)	52,645
174,850	Willbros Group, Inc.(b)	194,084

		99,964,898

	Financials - 16.5%
18,412	1st Source Corp.	962,763
68,448	AG Mortgage Investment Trust, Inc. REIT	1,193,733
11,717	Allegiance Bancshares, Inc.(b)	473,367
15,394	A-Mark Precious Metals, Inc.	207,665
19,774	American National Insurance Co.	2,499,236

Schedule of Investments(a)

16,430	Ameris Bancorp	$879,826
18,617	AMERISAFE, Inc.	1,130,983
92,255	AmTrust Financial Services, Inc.(c)	1,238,062
321,835	Anworth Mortgage Asset Corp. REIT	1,564,118
93,693	Apollo Commercial Real Estate Finance, Inc. REIT	1,702,402
59,182	Ares Commercial Real Estate Corp. REIT	749,836
45,500	Argo Group International Holdings Ltd.	2,789,150
47,026	Arlington Asset Investment Corp., Class A(c)	493,773
53,985	ARMOUR Residential REIT, Inc. REIT(c)	1,263,789
14,020	Arrow Financial Corp.	459,856
30,241	Artisan Partners Asset Management, Inc., Class A	1,183,935
13,307	Atlas Financial Holdings, Inc.(b)	266,805
24,475	Baldwin & Lyons, Inc., Class B	562,925
48,867	Banc of California, Inc.	962,680
14,053	BancFirst Corp.	783,455
62,971	Banco Latinoamericano de Comercio Exterior SA, Class E (Panama)	1,868,979
103,903	Bancorp, Inc. (The)(b)	1,098,255
74,345	BancorpSouth Bank	2,494,275
12,949	Bank Mutual Corp.	134,670
10,106	Bank of NT Butterfield & Son Ltd. (The) (Bermuda)	406,160
37,509	Bank of The Ozarks	1,873,575
14,316	BankFinancial Corp.	227,338
28,463	Banner Corp.	1,546,679
93,081	Beneficial Bancorp, Inc.	1,512,566
32,790	Berkshire Hills Bancorp, Inc.	1,244,380
254,758	BGC Partners, Inc., Class A	3,645,587
14,419	Blue Capital Reinsurance Holdings Ltd. (Bermuda)	175,191
18,991	Blue Hills Bancorp, Inc.	366,526
34,190	BofI Holding, Inc.(b)(c)	1,229,814
26,357	BOK Financial Corp.	2,548,458
83,595	Boston Private Financial Holdings, Inc.	1,287,363
14,026	Bridge Bancorp, Inc.	481,092
87,322	Brookline Bancorp, Inc.	1,397,152
17,103	Bryn Mawr Bank Corp.	767,925
15,591	Camden National Corp.	661,994
152,254	Cannae Holdings, Inc.(b)	2,650,742
260,315	Capstead Mortgage Corp. REIT	2,137,186
64,383	Cathay General Bancorp	2,816,112
35,398	Cboe Global Markets, Inc.	4,757,137
23,060	CenterState Bank Corp.	599,329
26,175	Central Pacific Financial Corp.	773,995
15,570	Charter Financial Corp.	299,411
35,537	Chemical Financial Corp.	2,075,716
13,686	Cherry Hill Mortgage Investment Corp. REIT	232,115
16,763	City Holding Co.	1,153,294
25,621	Clifton Bancorp, Inc.	418,391
63,085	CNA Financial Corp.	3,416,684
26,063	CoBiz Financial, Inc.	522,824
22,522	Cohen & Steers, Inc.	918,222
61,241	Columbia Banking System, Inc.	2,638,262
37,140	Community Bank System, Inc.	1,979,562
19,398	Community Trust Bancorp, Inc.	917,525
22,927	ConnectOne Bancorp, Inc.	668,322
71,391	Cowen, Inc., Class A(b)(c)	924,513
29,533	Crawford & Co., Class B	278,496
6,638	Credit Acceptance Corp.(b)(c)	2,188,615
25,134	Customers Bancorp, Inc.(b)	770,357
77,962	CVB Financial Corp.	1,824,311

395,716	CYS Investments, Inc. REIT	$2,667,126
2,478	Diamond Hill Investment Group, Inc.	521,272
42,494	Dime Community Bancshares, Inc.	807,386
18,027	Donegal Group, Inc., Class A	316,374
92,141	Donnelley Financial Solutions, Inc.(b)	1,976,424
153,605	Dynex Capital, Inc. REIT	998,432
19,096	Eagle Bancorp, Inc.(b)	1,203,048
21,608	eHealth, Inc.(b)	378,572
15,382	EMC Insurance Group, Inc.	434,541
39,142	Employers Holdings, Inc.	1,659,621
53,813	Encore Capital Group, Inc.(b)	2,230,549
73,849	Enova International, Inc.(b)	1,321,897
16,236	Enstar Group Ltd. (Bermuda)(b)	3,370,594
13,601	Enterprise Financial Services Corp.	661,689
27,841	Essent Group Ltd.(b)	1,295,163
23,446	Evercore, Inc., Class A	2,357,495
205,063	EZCORP, Inc., Class A(b)	2,419,743
15,656	FactSet Research Systems, Inc.	3,142,003
17,995	FBL Financial Group, Inc., Class A	1,252,452
21,908	FCB Financial Holdings, Inc., Class A(b)	1,200,558
11,423	Federal Agricultural Mortgage Corp., Class C	916,696
17,640	Federated National Holding Co.	261,601
21,033	Fidelity Southern Corp.	503,951
17,278	Financial Engines, Inc.	491,559
17,708	Financial Institutions, Inc.	551,604
341,577	First BanCorp/Puerto Rico(b)	2,049,462
21,545	First Bancorp/Southern Pines NC	784,238
23,776	First Busey Corp.	736,580
6,529	First Citizens BancShares, Inc., Class A	2,777,502
90,320	First Commonwealth Financial Corp.	1,306,930
22,435	First Community Bancshares, Inc.	621,001
10,251	First Defiance Financial Corp.	569,546
78,954	First Financial Bancorp	2,250,189
38,489	First Financial Bankshares, Inc.	1,787,814
14,047	First Financial Corp.	650,376
24,389	First Hawaiian, Inc.	704,842
20,548	First Interstate BancSystem, Inc., Class A	859,934
29,842	First Merchants Corp.	1,287,981
75,896	First Midwest Bancorp, Inc.	1,886,775
17,741	First of Long Island Corp. (The)	498,522
35,148	Firstcash, Inc.	2,569,319
66,640	Five Oaks Investment Corp. REIT(c)	217,913
33,036	Flagstar Bancorp, Inc.(b)	1,230,591
36,772	Flushing Financial Corp.	1,035,500
7,158	Franklin Financial Network, Inc.(b)	230,845
66,146	Gain Capital Holdings, Inc.(c)	482,866
15,436	German American Bancorp, Inc.	535,475
74,042	Glacier Bancorp, Inc.	2,903,927
23,657	Great Ajax Corp. REIT	316,058
13,683	Great Southern Bancorp, Inc.	694,412
51,291	Great Western Bancorp, Inc.	2,161,916
22,656	Green Bancorp, Inc.(b)	540,346
48,330	Green Dot Corp., Class A(b)	2,960,696
53,078	Greenhill & Co., Inc.	984,597
45,541	Greenlight Capital Re Ltd., Class A(b)	922,205
25,443	Hanmi Financial Corp.	801,454
29,339	Hannon Armstrong Sustainable Infrastructure Capital, Inc. REIT	637,830
14,200	HCI Group, Inc.	496,290
19,489	Heartland Financial USA, Inc.	1,035,840
30,303	Heritage Financial Corp.	933,332
58,068	Heritage Insurance Holdings, Inc.(c)	988,898
80,241	Hilltop Holdings, Inc.	2,101,512
64,967	Home BancShares, Inc.	1,559,858
26,651	HomeStreet, Inc.(b)	784,872
19,123	HomeTrust Bancshares, Inc.(b)	484,768

Schedule of Investments(a)

76,502	Hope Bancorp, Inc.	$1,456,598
64,770	Horace Mann Educators Corp.	2,675,001
16,163	Horizon Bancorp	492,163
7,727	Houlihan Lokey, Inc., Class A	368,578
23,424	Impac Mortgage Holdings, Inc.(b)(c)	215,501
17,251	Independent Bank Corp.	397,636
21,452	Independent Bank Corp./MA	1,530,600
7,811	Independent Bank Group, Inc.	560,439
20,976	Infinity Property & Casualty Corp.	2,123,820
16,314	Interactive Brokers Group, Inc., Class A	1,043,933
67,033	International Bancshares Corp.	2,781,869
22,065	INTL FCStone, Inc.(b)	959,828
34,769	Investment Technology Group, Inc.	742,666
35,331	James River Group Holdings Ltd.	1,342,578
78,953	Kearny Financial Corp.	1,089,551
67,124	Ladder Capital Corp., Class A REIT	971,284
32,767	Lakeland Bancorp, Inc.	658,617
17,752	Lakeland Financial Corp.	853,339
30,631	LegacyTexas Financial Group, Inc.	1,348,989
215,506	LendingClub Corp.(b)	788,752
123,312	Maiden Holdings Ltd.	869,350
18,487	MainSource Financial Group, Inc.	727,463
6,432	MarketAxess Holdings, Inc.	1,262,023
13,942	Marlin Business Services Corp.	330,425
67,816	MB Financial, Inc.	2,901,168
17,706	Mercantile Bank Corp.	617,762
54,833	Mercury General Corp.	2,684,075
30,881	Meridian Bancorp, Inc.	631,516
4,510	Meta Financial Group, Inc.	527,670
9,521	MidWestOne Financial Group, Inc.	314,955
6,241	Moelis & Co., Class A	322,660
11,896	Morningstar, Inc.	1,143,444
33,591	MSCI, Inc., Class A	4,676,875
101,332	MTGE Investment Corp. REIT	1,722,644
24,901	National Bank Holdings Corp., Class A	827,709
7,611	National Commerce Corp.(b)	345,159
50,166	National General Holdings Corp.	1,004,323
4,334	National Western Life Group, Inc., Class A	1,403,783
85,208	Nationstar Mortgage Holdings, Inc.(b)	1,511,590
15,926	Navigators Group, Inc. (The)	774,004
47,624	NBT Bancorp, Inc.	1,757,802
28,336	Nelnet, Inc., Class A	1,476,589
344,492	New York Mortgage Trust, Inc. REIT(c)	1,963,604
19,062	Newtek Business Services Corp.(c)	325,770
34,907	NMI Holdings, Inc., Class A(b)	640,543
43,313	Northfield Bancorp, Inc.	726,792
164,236	Northwest Bancshares, Inc.	2,767,377
15,738	OceanFirst Financial Corp.	416,270
458,333	Ocwen Financial Corp.(b)(c)	1,544,582
124,262	OFG Bancorp	1,416,587
145,086	Old National Bancorp	2,509,988
20,951	OM Asset Management PLC	374,813
69,722	On Deck Capital, Inc.(b)	313,749
105,008	OneMain Holdings, Inc.(b)	3,434,812
30,061	Oppenheimer Holdings, Inc., Class A	826,678
24,344	Opus Bank	659,722
21,276	Orchid Island Capital, Inc. REIT(c)	161,272
78,361	Oritani Financial Corp.	1,308,629
12,501	Pacific Premier Bancorp, Inc.(b)	509,416
17,469	Park National Corp.	1,834,594
11,789	Peapack-Gladstone Financial Corp.	418,745
13,066	PennyMac Financial Services, Inc., Class A(b)	290,065
18,073	Peoples Bancorp, Inc.	643,580
19,253	Pinnacle Financial Partners, Inc.	1,218,715
20,886	Piper Jaffray Cos.	1,927,778

58,080	PRA Group, Inc.(b)	$2,076,360
6,035	Preferred Bank	388,775
38,702	Primerica, Inc.	3,908,902
12,536	Provident Financial Holdings, Inc.	229,409
81,165	Provident Financial Services, Inc.	2,135,451
7,032	QCR Holdings, Inc.	308,353
153,935	Redwood Trust, Inc. REIT	2,292,092
27,067	Regional Management Corp.(b)	767,620
38,356	Renasant Corp.	1,651,993
17,180	Republic Bancorp, Inc., Class A	662,117
186,462	Resource Capital Corp. REIT	1,767,660
35,395	S&T Bancorp, Inc.	1,428,542
17,051	Safeguard Scientifics, Inc.(b)	213,138
25,546	Safety Insurance Group, Inc.	1,983,647
23,489	Sandy Spring Bancorp, Inc.	888,354
18,183	Seacoast Banking Corp. of Florida(b)	468,940
63,666	SEI Investments Co.	4,784,500
14,647	ServisFirst Bancshares, Inc.	621,326
10,908	Sierra Bancorp	298,661
20,795	Simmons First National Corp., Class A	1,223,786
15,928	South State Corp.	1,411,221
24,825	Southside Bancshares, Inc.	852,242
28,903	State Auto Financial Corp.	860,442
27,339	State Bank Financial Corp.	834,113
73,067	Sterling Bancorp	1,808,408
41,311	Stewart Information Services Corp.	1,838,753
12,713	Stock Yards Bancorp, Inc.	457,032
9,487	Territorial Bancorp, Inc.	287,266
34,890	Texas Capital Bancshares, Inc.(b)	3,307,572
30,845	TFS Financial Corp.	450,954
85,294	Third Point Reinsurance Ltd. (Bermuda)(b)	1,215,440
11,899	Tompkins Financial Corp.	980,121
38,356	TowneBank	1,171,776
19,245	TriCo Bancshares	711,680
18,233	TriState Capital Holdings, Inc.(b)	438,504
14,250	Triumph Bancorp, Inc.(b)	548,625
129,131	TrustCo Bank Corp. NY	1,110,527
90,922	Trustmark Corp.	2,890,410
38,832	UMB Financial Corp.	2,958,222
43,205	Union Bankshares Corp.	1,630,989
49,952	United Community Banks, Inc.	1,582,479
52,741	United Financial Bancorp, Inc.	883,939
35,418	United Fire Group, Inc.	1,536,787
23,293	United Insurance Holdings Corp.	450,021
39,012	Universal Insurance Holdings, Inc.	1,146,953
25,723	Univest Corp. of Pennsylvania	720,244
14,828	Virtu Financial, Inc., Class A(c)	283,215
6,270	Virtus Investment Partners, Inc.	802,560
32,858	Walker & Dunlop, Inc.(b)	1,526,254
290,495	Walter Investment Management Corp.(b)(c)	195,561
14,639	Washington Trust Bancorp, Inc.	787,578
24,576	Waterstone Financial, Inc.	420,250
43,624	WesBanco, Inc.	1,789,020
27,125	Westamerica Bancorporation(c)	1,610,411
46,912	Western Alliance Bancorp(b)	2,751,858
171,650	Western Asset Mortgage Capital Corp. REIT	1,601,495
51,617	WisdomTree Investments, Inc.	598,241
27,585	World Acceptance Corp.(b)	3,256,409
20,828	WSFS Financial Corp.	1,064,311

		313,961,142

	Health Care - 8.8%
12,002	Abaxis, Inc.	859,943
5,372	ABIOMED, Inc.(b)	1,262,420
58,443	Acadia Healthcare Co., Inc.(b)	1,991,737

Schedule of Investments(a)

46,060	Accuray, Inc.(b)	$260,239
46,658	Aceto Corp.	513,705
96,534	Achillion Pharmaceuticals, Inc.(b)	255,815
42,042	Acorda Therapeutics, Inc.(b)	1,090,990
8,184	Addus HomeCare Corp.(b)	293,396
56,534	Akorn, Inc.(b)	1,821,525
13,540	Alder Biopharmaceuticals, Inc.(b)	191,591
15,660	Align Technology, Inc.(b)	4,102,920
29,974	Alkermes PLC(b)	1,713,614
7,703	Almost Family, Inc.(b)	439,456
26,050	Alnylam Pharmaceuticals, Inc.(b)	3,385,979
50,473	AMAG Pharmaceuticals, Inc.(b)	724,288
29,174	Amedisys, Inc.(b)	1,564,310
15,516	American Renal Associates Holdings, Inc.(b)(c)	293,408
60,549	Amicus Therapeutics, Inc.(b)	982,105
36,605	AMN Healthcare Services, Inc.(b)	1,963,858
21,233	Amphastar Pharmaceuticals, Inc.(b)	395,783
12,308	Analogic Corp.	1,020,333
49,175	AngioDynamics, Inc.(b)	856,137
9,486	Anika Therapeutics, Inc.(b)	632,906
107,473	Arbutus Biopharma Corp. (Canada)(b)(c)	548,112
18,682	Atara Biotherapeutics, Inc.(b)(c)	706,180
11,224	athenahealth, Inc.(b)	1,406,479
14,326	AtriCure, Inc.(b)	233,657
798	Atrion Corp.	459,169
34,298	BioMarin Pharmaceutical, Inc.(b)	3,094,708
354,458	BioScrip, Inc.(b)	988,938
19,781	Bio-Techne Corp.	2,775,076
11,054	Bluebird Bio, Inc.(b)	2,264,965
78,756	Bruker Corp.	2,804,501
16,354	Cambrex Corp.(b)	921,548
7,460	Cantel Medical Corp.	827,538
35,423	Capital Senior Living Corp.(b)	399,571
7,843	Cardiovascular Systems, Inc.(b)	193,800
77,281	Celldex Therapeutics, Inc.(b)	213,296
33,085	Charles River Laboratories International, Inc.(b)	3,488,482
10,144	Chemed Corp.	2,643,222
58,278	Chimerix, Inc.(b)	279,152
31,954	Civitas Solutions, Inc.(b)	560,793
3,918	Clovis Oncology, Inc.(b)	237,039
28,185	Computer Programs & Systems, Inc.(c)	844,141
34,154	CONMED Corp.	1,973,418
11,684	CorVel Corp.(b)	603,479
5,917	Cotiviti Holdings, Inc.(b)	207,095
36,342	Cross Country Healthcare, Inc.(b)	509,151
16,581	CryoLife, Inc.(b)	312,552
53,680	Depomed, Inc.(b)	394,548
3,880	DexCom, Inc.(b)	225,816
73,739	Diplomat Pharmacy, Inc.(b)	1,990,216
54,184	Dynavax Technologies Corp.(b)(c)	872,362
34,630	Emergent Biosolutions, Inc.(b)	1,689,598
12,753	Enanta Pharmaceuticals, Inc.(b)	1,083,367
28,775	Endologix, Inc.(b)	119,128
56,679	Ensign Group, Inc. (The)	1,305,317
8,174	Esperion Therapeutics, Inc.(b)	592,697
14,045	Evolent Health, Inc., Class A(b)(c)	198,034
18,520	Exact Sciences Corp.(b)	920,629
17,886	Exactech, Inc.(b)	896,089
8,854	FibroGen, Inc.(b)	518,402
14,936	Five Prime Therapeutics, Inc.(b)	298,720
172,002	Five Star Senior Living, Inc.(b)	249,403
133,407	Genesis Healthcare, Inc., Class A(b)(c)	130,739
46,100	Globus Medical, Inc., Class A(b)	2,122,444
52,155	Haemonetics Corp.(b)	3,371,821
73,875	Halyard Health, Inc.(b)	3,605,839

6,944	HealthEquity, Inc.(b)	$351,505
17,771	HealthStream, Inc.(b)	417,974
50,977	Hill-Rom Holdings, Inc.	4,349,867
77,338	HMS Holdings Corp.(b)	1,324,800
96,153	Horizon Pharma PLC(b)	1,399,026
31,144	ICON PLC(b)	3,410,891
7,132	ICU Medical, Inc.(b)	1,632,871
17,490	IDEXX Laboratories, Inc.(b)	3,271,330
146,068	Impax Laboratories, Inc.(b)	2,841,023
3,898	Incyte Corp.(b)	351,950
3,247	Inogen, Inc.(b)	395,614
49,069	Inovalon Holdings, Inc., Class A(b)(c)	637,897
22,997	Insmed, Inc.(b)	585,044
4,632	Insulet Corp.(b)	354,487
18,378	Insys Therapeutics, Inc.(b)(c)	173,856
47,129	Integer Holdings Corp.(b)	2,363,519
16,789	Integra LifeSciences Holdings Corp.(b)	884,109
3,518	Intercept Pharmaceuticals, Inc.(b)(c)	218,468
28,064	Intra-Cellular Therapies, Inc.(b)	477,649
15,935	Intrexon Corp.(b)(c)	207,155
90,562	Invacare Corp.	1,666,341
7,428	Ionis Pharmaceuticals, Inc.(b)	390,119
39,172	Juno Therapeutics, Inc.(b)	3,361,349
12,370	K2M Group Holdings, Inc.(b)	260,636
29,689	Lannett Co., Inc.(b)(c)	604,171
14,227	LHC Group, Inc.(b)	893,456
3,675	Ligand Pharmaceuticals, Inc.(b)(c)	579,253
14,471	LivaNova PLC(b)	1,237,994
36,932	Luminex Corp.	745,657
16,082	MacroGenics, Inc.(b)	362,971
10,408	Masimo Corp.(b)	980,850
22,946	Medicines Co. (The)(b)	760,201
9,974	Medidata Solutions, Inc.(b)	679,329
12,087	Medpace Holdings, Inc.(b)	443,955
80,061	Meridian Bioscience, Inc.	1,252,955
38,337	Merit Medical Systems, Inc.(b)	1,780,754
22,710	Momenta Pharmaceuticals, Inc.(b)	386,070
98,908	Myriad Genetics, Inc.(b)	3,647,727
21,953	Natus Medical, Inc.(b)	681,641
16,852	Neogen Corp.(b)	994,774
11,085	Neurocrine Biosciences, Inc.(b)	947,435
2,159	Nevro Corp.(b)	173,281
12,682	NewLink Genetics Corp.(b)(c)	104,626
217,494	Novavax, Inc.(b)(c)	439,338
22,521	NuVasive, Inc.(b)	1,100,601
15,046	NxStage Medical, Inc.(b)	376,601
24,528	Omnicell, Inc.(b)	1,203,098
155,655	OPKO Health, Inc.(b)(c)	694,221
21,800	OraSure Technologies, Inc.(b)	474,368
19,469	Orthofix International NV(b)	1,118,299
7,063	Pacira Pharmaceuticals, Inc.(b)	257,093
3,814	Penumbra, Inc.(b)	379,874
13,475	Phibro Animal Health Corp., Class A	458,824
14,149	Portola Pharmaceuticals, Inc.(b)	725,985
24,877	PRA Health Sciences, Inc.(b)	2,265,300
32,487	Premier, Inc., Class A(b)	1,054,203
39,425	Prestige Brands Holdings, Inc.(b)	1,649,148
7,401	Prothena Corp. PLC (Ireland)(b)(c)	309,362
30,772	Providence Service Corp. (The)(b)	1,979,563
18,595	PTC Therapeutics, Inc.(b)	488,863
69,851	Quality Systems, Inc.(b)	908,063
18,444	Quidel Corp.(b)	844,366
258,494	Quorum Health Corp.(b)	1,594,908
9,321	Radius Health, Inc.(b)(c)	351,029
99,949	RadNet, Inc.(b)	1,014,482
11,722	REGENXBIO, Inc.(b)	314,150
7,951	Repligen Corp.(b)	281,227

Schedule of Investments(a)

16,226	Retrophin, Inc.(b)	$387,964
123,608	RTI Surgical, Inc.(b)	556,236
56,949	Sangamo Therapeutics, Inc.(b)	1,187,387
7,426	Sarepta Therapeutics, Inc.(b)	486,700
10,518	Seattle Genetics, Inc.(b)	550,091
3,614	Spark Therapeutics, Inc.(b)	202,565
64,660	Spectrum Pharmaceuticals, Inc.(b)	1,392,776
18,767	Surgery Partners, Inc.(b)(c)	291,827
9,399	SurModics, Inc.(b)	275,391
23,788	Syneos Health, Inc.(b)	912,270
13,086	Taro Pharmaceutical Industries Ltd.(b)(c)	1,330,715
42,376	Tetraphase Pharmaceuticals, Inc.(b)	247,476
7,053	Theravance Biopharma, Inc. (Cayman Islands)(b)(c)	186,481
31,063	Tivity Health, Inc.(b)	1,203,691
64,162	Triple-S Management Corp., Class B(b)	1,474,443
7,325	U.S. Physical Therapy, Inc.	556,334
6,979	Ultragenyx Pharmaceutical, Inc.(b)	372,330
14,989	Veeva Systems, Inc., Class A(b)	942,209
21,257	Vertex Pharmaceuticals, Inc.(b)	3,547,156
34,526	West Pharmaceutical Services, Inc.	3,459,505
50,705	Wright Medical Group NV(b)	1,153,539
22,671	Zogenix, Inc.(b)	824,091

		167,106,412

	Industrials - 17.5%
15,446	AAON, Inc.	562,234
73,221	AAR Corp.	2,963,254
170,376	ACCO Brands Corp.(b)	2,018,956
73,853	Actuant Corp., Class A	1,827,862
50,494	Advanced Drainage Systems, Inc.	1,247,202
80,589	Aegion Corp.(b)	2,021,172
55,771	Aerojet Rocketdyne Holdings, Inc.(b)	1,533,702
17,104	Aerovironment, Inc.(b)	878,461
76,228	Air Transport Services Group, Inc.(b)	1,895,028
10,514	Alamo Group, Inc.	1,209,425
23,859	Alaska Air Group, Inc.	1,568,252
22,852	Albany International Corp., Class A	1,449,959
3,370	Allegiant Travel Co.	536,672
37,154	Allegion PLC	3,199,331
26,114	Altra Industrial Motion Corp.	1,368,374
61,008	Ameresco, Inc., Class A(b)	530,770
16,682	American Railcar Industries, Inc.(c)	654,268
8,621	American Woodmark Corp.(b)	1,171,163
17,679	Apogee Enterprises, Inc.	804,571
42,677	Applied Industrial Technologies, Inc.	3,147,429
81,361	ARC Document Solutions, Inc.(b)	196,894
67,210	ArcBest Corp.	2,389,315
8,473	Argan, Inc.	369,423
73,825	Armstrong Flooring, Inc.(b)	1,143,549
16,063	Astec Industries, Inc.	1,002,331
19,377	Astronics Corp.(b)	864,214
12,188	Atkore International Group, Inc.(b)	284,955
5,389	Atlas Air Worldwide Holdings, Inc.(b)	303,401
15,002	Axon Enterprise, Inc.(b)(c)	396,953
25,795	AZZ, Inc.	1,173,672
148,968	Babcock & Wilcox Enterprises, Inc.(b)(c)	968,292
45,599	Barnes Group, Inc.	2,999,958
6,541	Barrett Business Services, Inc.	455,842
71,146	Beacon Roofing Supply, Inc.(b)	4,304,333
66,713	BMC Stock Holdings, Inc.(b)	1,494,371
45,751	Brady Corp., Class A	1,749,976
94,635	Briggs & Stratton Corp.	2,288,274
98,705	Builders FirstSource, Inc.(b)	2,114,261
60,197	BWX Technologies, Inc.	3,818,898
18,351	Caesarstone Ltd.(b)	389,041
52,566	CAI International, Inc.(b)	1,485,515
58,622	Casella Waste Systems, Inc., Class A(b)	1,499,551

81,703	CBIZ, Inc.(b)	$1,348,099
37,983	CECO Environmental Corp.	172,063
113,174	Celadon Group, Inc.(c)	628,116
49,586	Chart Industries, Inc.(b)	2,457,978
17,103	CIRCOR International, Inc.	906,801
608,605	Civeo Corp.(b)	2,130,117
28,856	Columbus McKinnon Corp.	1,181,653
40,272	Comfort Systems USA, Inc.	1,715,587
113,338	Commercial Vehicle Group, Inc.(b)	1,401,991
31,386	Continental Building Products, Inc.(b)	892,932
12,116	Copa Holdings SA, Class A (Panama)	1,676,006
102,172	Copart, Inc.(b)	4,502,720
185,294	Costamare, Inc. (Monaco)(c)	1,208,117
35,102	Covenant Transportation Group, Inc., Class A(b)	1,029,542
13,307	CRA International, Inc.	617,844
16,577	CSW Industrials, Inc.(b)	794,038
27,837	Cubic Corp.	1,615,938
362,925	Diana Shipping, Inc. (Greece)(b)(c)	1,379,115
18,141	DMC Global, Inc.	415,429
25,228	Douglas Dynamics, Inc.	1,039,394
19,662	Ducommun, Inc.(b)	573,737
32,327	DXP Enterprises, Inc.(b)	1,105,907
30,069	Dycom Industries, Inc.(b)	3,509,353
47,490	Eagle Bulk Shipping, Inc.(b)	225,103
53,386	Echo Global Logistics, Inc.(b)	1,558,871
27,785	Encore Wire Corp.	1,405,921
29,781	Engility Holdings, Inc.(b)	779,071
60,799	Ennis, Inc.	1,209,900
30,724	EnPro Industries, Inc.	2,703,405
21,899	ESCO Technologies, Inc.	1,339,124
12,550	Exponent, Inc.	930,582
69,883	Federal Signal Corp.	1,421,420
9,113	Forrester Research, Inc.	397,782
27,971	Forward Air Corp.	1,698,119
15,893	Franklin Covey Co.(b)	457,718
34,519	Franklin Electric Co., Inc.	1,563,711
42,496	FreightCar America, Inc.	662,088
29,702	Gibraltar Industries, Inc.(b)	1,101,944
37,549	Global Brass & Copper Holdings, Inc.	1,207,200
10,451	GMS, Inc.(b)	358,260
19,908	GP Strategies Corp.(b)	496,705
10,397	Graham Corp.	222,496
38,080	Granite Construction, Inc.	2,539,555
182,542	Great Lakes Dredge & Dock Corp.(b)	857,947
50,346	Greenbrier Cos., Inc. (The)(c)	2,524,852
57,478	Griffon Corp.	1,152,434
83,518	H&E Equipment Services, Inc.	3,288,939
16,154	Hawaiian Holdings, Inc.(b)	603,352
157,961	HC2 Holdings, Inc.(b)	947,766
47,462	Healthcare Services Group, Inc.	2,618,953
52,984	Heartland Express, Inc.	1,202,207
15,448	HEICO Corp.	1,240,783
32,256	HEICO Corp., Class A	2,124,058
34,442	Heidrick & Struggles International, Inc.	909,269
55,295	Herc Holdings, Inc.(b)	3,633,987
15,959	Heritage-Crystal Clean, Inc.(b)	347,108
80,836	Herman Miller, Inc.	3,273,858
59,326	Hexcel Corp.	4,054,932
78,549	Hillenbrand, Inc.	3,479,721
59,043	HNI Corp.	2,296,182
43,570	Huron Consulting Group, Inc.(b)	1,749,336
22,529	Hyster-Yale Materials Handling, Inc.	1,907,981
31,289	ICF International, Inc.(b)	1,661,446
75,779	InnerWorkings, Inc.(b)	758,548
38,063	Insperity, Inc.	2,331,359
12,744	Insteel Industries, Inc.	399,270

Schedule of Investments(a)

75,217	Interface, Inc.	$1,876,664
141,803	JetBlue Airways Corp.(b)	2,958,011
12,960	John Bean Technologies Corp.	1,474,200
10,547	Kadant, Inc.	1,057,337
40,734	Kaman Corp.	2,554,022
93,595	Kelly Services, Inc., Class A	2,649,674
37,772	KeyW Holding Corp. (The)(b)(c)	253,072
37,595	Kforce, Inc.	975,590
45,167	Kimball International, Inc., Class B	838,751
48,453	Knight-Swift Transportation Holdings, Inc., Class A(b)	2,412,475
57,388	Knoll, Inc.	1,316,481
51,003	Korn/Ferry International	2,272,694
1,044,465	Kratos Defense & Security Solutions, Inc.(b)	11,917,346
37,271	Landstar System, Inc.	4,138,945
73,054	Layne Christensen Co.(b)	985,498
43,081	LB Foster Co., Class A(b)	1,169,649
19,564	Lennox International, Inc.	4,263,191
11,516	Lindsay Corp.(c)	1,027,342
39,152	LSI Industries, Inc.	310,867
12,885	Lydall, Inc.(b)	615,903
31,998	Manitowoc Co., Inc. (The)(b)	1,282,480
59,106	Marten Transport Ltd.	1,371,259
28,488	Masonite International Corp.(b)	1,987,038
14,373	Matson, Inc.	491,700
23,732	Matthews International Corp., Class A	1,328,992
31,623	McGrath RentCorp	1,511,579
14,922	Mercury Systems, Inc.(b)	716,554
21,526	Middleby Corp. (The)(b)	2,933,133
21,838	Milacron Holdings Corp.(b)	414,267
20,488	Miller Industries, Inc.	533,712
26,466	Mistras Group, Inc.(b)	563,990
45,457	Mobile Mini, Inc.	1,720,547
31,230	MSA Safety, Inc.	2,445,621
53,157	Mueller Industries, Inc.	1,758,965
111,418	Mueller Water Products, Inc., Class A	1,295,791
12,208	Multi-Color Corp.	946,120
33,487	MYR Group, Inc.(b)	1,134,540
10,310	National Presto Industries, Inc.(c)	1,048,012
72,951	Navigant Consulting, Inc.(b)	1,496,955
758,059	Navios Maritime Holdings, Inc. (Monaco)(b)	924,832
51,066	NCI Building Systems, Inc.(b)	942,168
34,695	NN, Inc.	999,216
25,264	Nordson Corp.	3,630,942
34,457	Northwest Pipe Co.(b)	654,683
43,893	On Assignment, Inc.(b)	3,360,887
58,149	Orion Group Holdings, Inc.(b)	437,280
10,696	P.A.M. Transportation Services, Inc.(b)	401,207
18,654	Park-Ohio Holdings Corp.	776,939
14,432	Patrick Industries, Inc.(b)	924,370
38,458	PGT Innovations, Inc.(b)	613,405
27,820	Ply Gem Holdings, Inc.(b)	596,739
20,381	Powell Industries, Inc.	664,217
46,416	Primoris Services Corp.	1,206,816
12,798	Proto Labs, Inc.(b)	1,399,461
112,888	Quad/Graphics, Inc., Class A	2,497,083
49,569	Quanex Building Products Corp.	1,026,078
33,223	Raven Industries, Inc.	1,280,747
13,551	RBC Bearings, Inc.(b)	1,707,426
53,207	Resources Connection, Inc.	869,934
202,387	Roadrunner Transportation Systems, Inc.(b)	1,127,296
44,038	Rollins, Inc.	2,172,835
105,432	RPX Corp.	1,480,265
361,023	Safe Bulkers, Inc. (Greece)(b)(c)	1,238,309

37,753	Saia, Inc.(b)	$2,852,239
115,804	Scorpio Bulkers, Inc.(b)	880,110
264,020	Seaspan Corp. (Hong Kong)(c)	1,879,822
31,334	Simpson Manufacturing Co., Inc.	1,840,559
17,432	Siteone Landscape Supply, Inc.(b)	1,327,621
31,681	SkyWest, Inc.	1,766,216
38,525	SP Plus Corp.(b)	1,485,139
59,203	Spartan Motors, Inc.	793,320
16,300	Sparton Corp.(b)	375,063
19,856	Spirit Airlines, Inc.(b)	836,335
49,956	SPX Corp.(b)	1,561,125
9,889	Standex International Corp.	1,037,851
170,134	Steelcase, Inc., Class A	2,645,584
21,345	Sun Hydraulics Corp.	1,325,098
77,657	Sunrun, Inc.(b)	491,569
32,371	Team, Inc.(b)(c)	550,307
16,108	Tennant Co.	1,085,679
54,870	Tetra Tech, Inc.	2,727,039
84,117	Textainer Group Holdings Ltd.(b)(c)	2,060,867
40,819	Thermon Group Holdings, Inc.(b)	946,184
100,763	Titan International, Inc.	1,341,156
90,390	Titan Machinery, Inc.(b)	1,942,481
50,398	Toro Co. (The)	3,308,629
8,867	Trex Co., Inc.(b)	989,469
72,566	TriMas Corp.(b)	1,930,256
31,845	TriNet Group, Inc.(b)	1,397,040
69,885	Triton International Ltd. (Bermuda)(b)	2,697,561
89,842	TrueBlue, Inc.(b)	2,457,179
17,696	Twin Disc, Inc.(b)	521,678
15,262	UniFirst Corp.	2,522,809
70,066	Universal Forest Products, Inc.	2,615,564
16,634	US Ecology, Inc.	869,127
42,931	USA Truck, Inc.(b)	865,489
97,449	USG Corp.(b)	3,767,378
48,954	Vectrus, Inc.(b)	1,488,202
51,707	Veritiv Corp.(b)	1,483,991
30,383	Viad Corp.	1,725,754
12,691	VSE Corp.	628,839
108,901	Wabash National Corp.	2,812,913
7,841	WageWorks, Inc.(b)	474,773
23,554	Watts Water Technologies, Inc., Class A	1,878,432
85,142	Werner Enterprises, Inc.	3,465,279
111,884	Wesco Aircraft Holdings, Inc.(b)	799,971
16,014	Willis Lease Finance Corp.(b)	432,378
42,410	Xerium Technologies, Inc.(b)	185,332

		332,278,353

	Information Technology - 16.1%
6,215	2U, Inc.(b)	461,588
57,139	3D Systems Corp.(b)(c)	585,103
30,169	8x8, Inc.(b)	533,991
104,843	ACI Worldwide, Inc.(b)	2,457,520
28,885	Actua Corp.(b)	450,606
64,692	Acxiom Corp.(b)	1,751,212
55,206	ADTRAN, Inc.	883,296
13,896	Advanced Energy Industries, Inc.(b)	988,422
242,527	Advanced Micro Devices, Inc.(b)(c)	3,332,321
26,939	Alpha & Omega Semiconductor Ltd.(b)	452,306
12,303	Ambarella, Inc.(b)(c)	620,071
7,501	Applied Optoelectronics, Inc.(b)(c)	242,957
7,414	Arista Networks, Inc.(b)	2,044,929
9,082	Aspen Technology, Inc.(b)	703,401
81,866	Avid Technology, Inc.(b)	442,076
83,869	AVX Corp.	1,504,610
24,346	Axcelis Technologies, Inc.(b)	630,561
19,330	Badger Meter, Inc.	931,706
67,959	Bazaarvoice, Inc.(b)	373,774
15,025	Bel Fuse, Inc., Class B	308,764

Schedule of Investments(a)

38,056	Belden, Inc.	$3,226,007
86,029	Black Box Corp.	301,101
11,819	Black Knight, Inc.(b)	585,040
15,406	Blackbaud, Inc.	1,476,203
55,079	Blackhawk Network Holdings, Inc., Class A(b)	2,503,341
58,805	Blucora, Inc.(b)	1,434,842
25,653	Bottomline Technologies (de), Inc.(b)	936,334
10,382	BroadSoft, Inc.(b)	569,972
56,666	Brooks Automation, Inc.	1,580,981
31,596	Cabot Microelectronics Corp.	3,219,316
30,113	CalAmp Corp.(b)	737,166
64,811	Calix, Inc.(b)	414,790
10,977	Callidus Software, Inc.(b)	394,623
35,412	Cardtronics PLC, Class A(b)	866,178
8,420	Cass Information Systems, Inc.	487,939
10,419	Cavium, Inc.(b)	924,999
7,941	CEVA, Inc.(b)	349,404
98,320	Ciena Corp.(b)	2,092,250
19,773	Cimpress NV (Netherlands)(b)(c)	2,519,278
41,860	Cirrus Logic, Inc.(b)	2,075,000
38,250	Cognex Corp.	2,385,653
10,453	Coherent, Inc.(b)	2,712,763
31,081	Cohu, Inc.	707,714
19,865	CommVault Systems, Inc.(b)	1,059,798
98,561	Comtech Telecommunications Corp.	2,131,874
13,332	Control4 Corp.(b)	361,431
11,521	CoStar Group, Inc.(b)	3,987,533
52,184	Cray, Inc.(b)	1,265,462
33,180	CSG Systems International, Inc.	1,498,741
30,277	CTS Corp.	832,617
5,821	CyberArk Software Ltd. (Israel)(b)	251,933
81,848	Daktronics, Inc.	757,912
27,363	Dell Technologies, Inc., Class V(b)	1,961,927
101,197	DHI Group, Inc.(b)	182,155
40,500	Digi International, Inc.(b)	419,175
53,144	Diodes, Inc.(b)	1,498,129
37,349	Dolby Laboratories, Inc., Class A	2,403,035
25,648	DSP Group, Inc.(b)	335,989
81,253	Eastman Kodak Co.(b)(c)	645,961
12,273	Ebix, Inc.(c)	1,007,613
71,873	Electro Scientific Industries, Inc.(b)	1,683,266
40,513	Electronics For Imaging, Inc.(b)	1,184,600
5,673	Ellie Mae, Inc.(b)	530,426
23,833	EMCORE Corp.(b)	160,873
43,286	Endurance International Group Holdings, Inc.(b)	359,274
80,349	Entegris, Inc.	2,615,360
18,899	Envestnet, Inc.(b)	1,015,821
20,529	EPAM Systems, Inc.(b)	2,411,747
20,703	ePlus, Inc.(b)	1,598,272
39,479	Etsy, Inc.(b)	740,626
34,519	Euronet Worldwide, Inc.(b)	3,240,299
277,103	Everi Holdings, Inc.(b)	2,144,777
51,204	EVERTEC, Inc.	801,343
19,373	ExlService Holdings, Inc.(b)	1,176,910
67,467	Extreme Networks, Inc.(b)	1,014,029
24,879	Fabrinet (Thailand)(b)	617,248
9,595	Fair Isaac Corp.	1,656,673
19,475	FARO Technologies, Inc.(b)	1,049,703
68,450	Finisar Corp.(b)	1,229,362
105,324	FireEye, Inc.(b)(c)	1,588,286
200,368	Fitbit, Inc., Class A(b)(c)	1,031,895
33,620	FormFactor, Inc.(b)	482,447
36,404	Fortinet, Inc.(b)	1,676,040
22,337	Gartner, Inc.(b)	3,099,035
6,975	Globant SA(b)(c)	316,944

168,011	Glu Mobile, Inc.(b)	$628,361
14,592	GoDaddy, Inc., Class A(b)	805,916
26,607	Gogo, Inc.(b)(c)	256,491
29,233	GrubHub, Inc.(b)	2,112,084
8,559	GTT Communications, Inc.(b)	394,998
15,372	Guidewire Software, Inc.(b)	1,221,305
15,724	Hackett Group, Inc. (The)	251,741
142,881	Harmonic, Inc.(b)	521,516
45,102	II-VI, Inc.(b)	1,923,600
6,974	Imperva, Inc.(b)	305,113
105,302	Infinera Corp.(b)	681,304
8,753	Inphi Corp.(b)(c)	261,452
80,875	Inseego Corp.(b)(c)	173,073
65,045	Integrated Device Technology, Inc.(b)	1,944,846
19,360	InterDigital, Inc.	1,511,048
77,982	Internap Corp.(b)(c)	1,304,639
29,040	InterXion Holding NV (Netherlands)(b)	1,822,260
12,450	IPG Photonics Corp.(b)	3,136,778
36,087	Itron, Inc.(b)	2,641,568
30,191	j2 Global, Inc.	2,414,978
33,643	Jack Henry & Associates, Inc.	4,193,936
49,024	Kimball Electronics, Inc.(b)	906,944
133,603	Knowles Corp.(b)	2,036,110
87,594	Kulicke & Soffa Industries, Inc. (Singapore)(b)	2,015,538
25,666	KVH Industries, Inc.(b)	283,609
94,515	Lattice Semiconductor Corp.(b)	615,293
65,805	Liquidity Services, Inc.(b)	315,864
11,086	Littelfuse, Inc.	2,409,431
50,714	LivePerson, Inc.(b)	606,032
3,901	LogMeIn, Inc.	490,746
21,199	Lumentum Holdings, Inc.(b)(c)	981,514
10,068	Luxoft Holding, Inc., Class A(b)	579,413
7,618	MACOM Technology Solutions Holdings, Inc.(b)(c)	236,920
72,026	Magnachip Semiconductor Corp. (South Korea)(b)(c)	900,325
20,487	Manhattan Associates, Inc.(b)	1,082,123
53,545	ManTech International Corp., Class A	2,788,088
74,012	Marchex, Inc., Class B(b)	253,861
15,377	Match Group, Inc.(b)(c)	537,272
33,866	MAXIMUS, Inc.	2,308,984
14,240	MaxLinear, Inc., Class A(b)	367,250
59,034	Maxwell Technologies, Inc.(b)(c)	341,807
28,256	Mellanox Technologies Ltd. (Israel)(b)(c)	1,835,227
6,267	MercadoLibre, Inc. (Argentina)	2,425,956
30,431	Methode Electronics, Inc.	1,243,106
55,147	Microsemi Corp.(b)	3,407,533
5,061	MicroStrategy, Inc., Class A(b)	697,052
33,590	MKS Instruments, Inc.	3,436,257
74,126	MoneyGram International, Inc.(b)	895,442
9,384	Monolithic Power Systems, Inc.	1,117,822
32,404	Monotype Imaging Holdings, Inc.	776,076
20,296	MTS Systems Corp.	1,052,348
13,704	Nanometrics, Inc.(b)	339,448
85,601	National Instruments Corp.	4,274,914
25,738	NeoPhotonics Corp.(b)(c)	144,390
102,652	Net 1 UEPS Technologies, Inc. (South Africa)(b)(c)	1,234,904
40,302	NETGEAR, Inc.(b)	2,809,049
39,246	NIC, Inc.	651,484
24,820	Novanta, Inc.(b)	1,437,078
40,012	Oclaro, Inc.(b)	237,671
40,003	Orbotech Ltd. (Israel)(b)	2,130,560
20,223	OSI Systems, Inc.(b)	1,336,336
6,014	Palo Alto Networks, Inc.(b)	949,430
76,264	Pandora Media, Inc.(b)	364,542

Schedule of Investments(a)

49,481	Park Electrochemical Corp.	$905,502
4,353	Paycom Software, Inc.(b)	398,909
30,515	PC Connection, Inc.	799,493
13,923	PDF Solutions, Inc.(b)	190,467
10,067	Pegasystems, Inc.	511,907
47,683	Perficient, Inc.(b)	923,620
29,310	PFSweb, Inc.(b)	216,308
140,399	Photronics, Inc.(b)	1,179,352
27,577	Plantronics, Inc.	1,626,767
55,444	Plexus Corp.(b)	3,312,779
12,459	Power Integrations, Inc.	930,687
42,670	Progress Software Corp.	2,126,246
50,834	PTC, Inc.(b)	3,694,615
26,817	Pure Storage, Inc., Class A(b)	540,094
8,878	Qualys, Inc.(b)	554,875
93,294	QuinStreet, Inc.(b)	870,433
23,721	Quotient Technology, Inc.(b)	279,908
59,827	Radisys Corp.(b)(c)	52,049
39,101	Radware Ltd. (Israel)(b)	786,321
69,009	Rambus, Inc.(b)	871,584
14,194	RealPage, Inc.(b)	706,152
70,112	Ribbon Communications, Inc.(b)	489,382
18,269	Rogers Corp.(b)	3,010,366
34,055	Rubicon Project, Inc. (The)(b)	65,386
24,249	Rudolph Technologies, Inc.(b)	635,324
112,581	Sabre Corp.	2,338,307
33,449	Semtech Corp.(b)	1,197,474
10,043	ServiceNow, Inc.(b)	1,495,101
40,278	ServiceSource International, Inc.(b)	136,945
3,402	Shopify, Inc., Class A (Canada)(b)	435,184
4,746	Shutterstock, Inc.(b)	210,058
48,334	Sigma Designs, Inc.(b)	273,087
7,175	Silicom Ltd. (Israel)(c)	467,882
21,367	Silicon Laboratories, Inc.(b)	2,055,505
14,477	SolarEdge Technologies, Inc.(b)	519,724
18,556	Splunk, Inc.(b)	1,714,018
6,540	SPS Commerce, Inc.(b)	344,004
35,471	Square, Inc., Class A(b)(c)	1,663,945
79,980	SS&C Technologies Holdings, Inc.	4,021,394
3,103	Stamps.com, Inc.(b)(c)	632,547
65,531	Stratasys Ltd.(b)(c)	1,401,708
142,100	SunPower Corp.(b)(c)	1,126,853
55,560	Super Micro Computer, Inc.(b)	1,268,157
69,112	Sykes Enterprises, Inc.(b)	2,143,854
35,652	Synaptics, Inc.(b)	1,545,158
30,673	Synchronoss Technologies, Inc.(b)	246,611
57,222	Syntel, Inc.(b)	1,290,356
14,775	Tableau Software, Inc., Class A(b)	1,134,868
41,836	Take-Two Interactive Software, Inc.(b)	5,299,366
118,400	Tivo Corp.	1,651,680
205,674	Travelport Worldwide Ltd.	2,799,223
25,082	Ttec Holdings, Inc.	995,755
130,497	TTM Technologies, Inc.(b)	2,151,896
10,414	Tyler Technologies, Inc.(b)	2,098,525
7,450	Ubiquiti Networks, Inc.(b)(c)	600,992
4,676	Ultimate Software Group, Inc. (The)(b)	1,088,994
50,754	Ultra Clean Holdings, Inc.(b)	1,100,854
9,947	Universal Display Corp.	1,585,552
31,368	VASCO Data Security International, Inc.(b)	451,699
51,999	Veeco Instruments, Inc.(b)	865,783
68,489	Verint Systems, Inc.(b)	2,859,416
33,932	VeriSign, Inc.(b)	3,899,465
68,084	Versum Materials, Inc.	2,505,491
43,205	ViaSat, Inc.(b)(c)	3,267,162
144,489	Viavi Solutions, Inc.(b)	1,239,716
33,267	Virtusa Corp.(b)	1,484,374

24,636	Vishay Precision Group, Inc.(b)	$675,026
31,815	VMware, Inc., Class A(b)(c)	3,938,379
42,883	Web.com Group, Inc.(b)	997,030
28,495	WEX, Inc.(b)	4,411,311
11,580	Workday, Inc., Class A(b)	1,388,326
70,007	Xcerra Corp.(b)	698,670
17,937	XO Group, Inc.(b)	342,597
32,441	Xperi Corp.	728,300
113,483	Yandex NV, Class A (Russia)(b)	4,395,197
25,872	Yelp, Inc., Class A(b)	1,133,711
38,104	Zebra Technologies Corp., Class A(b)	4,692,889
9,106	Zendesk, Inc.(b)	350,763
22,407	Zillow Group, Inc., Class A(b)	1,003,610
43,843	Zillow Group, Inc., Class C(b)	1,949,260
827,486	Zynga, Inc., Class A(b)	2,962,400

		306,542,083

	Materials - 6.1%
70,695	A. Schulman, Inc.	2,757,105
85,375	Advansix, Inc.(b)	3,368,897
90,053	Agrofresh Solutions, Inc.(b)	679,000
37,865	American Vanguard Corp.	800,845
18,329	Ampco-Pittsburgh Corp.	249,274
12,684	Balchem Corp.	1,002,036
109,409	Boise Cascade Co.	4,863,230
55,963	Calgon Carbon Corp.	1,194,810
108,566	Century Aluminum Co.(b)	2,415,593
47,550	Clearwater Paper Corp.(b)	2,237,227
104,413	Coeur Mining, Inc.(b)	839,480
17,554	Core Molding Technologies, Inc.	365,123
5,656	Deltic Timber Corp.	534,605
21,753	Eagle Materials, Inc.	2,437,424
114,460	Ferro Corp.(b)	2,692,099
44,662	Ferroglobe PLC(b)	645,813
58,157	Flotek Industries, Inc.(b)	319,863
56,931	FutureFuel Corp.	762,875
95,274	GCP Applied Technologies, Inc.(b)	3,182,152
91,165	Gold Resource Corp.(c)	412,066
302,877	Golden Star Resources Ltd.(b)(c)	246,360
51,329	Greif, Inc., Class A	3,034,570
56,832	H.B. Fuller Co.	2,946,739
11,806	Hawkins, Inc.	416,752
21,941	Haynes International, Inc.	785,488
272,636	Hecla Mining Co.	1,046,922
31,161	Ingevity Corp.(b)	2,260,731
35,542	Innophos Holdings, Inc.	1,644,528
20,277	Innospec, Inc.	1,455,889
327,330	Intrepid Potash, Inc.(b)(c)	1,273,314
24,476	Kaiser Aluminum Corp.	2,698,234
114,300	KapStone Paper and Packaging Corp.	3,959,352
7,711	KMG Chemicals, Inc.	468,443
30,654	Koppers Holdings, Inc.(b)	1,403,953
67,395	Kraton Corp.(b)	3,387,273
50,543	Kronos Worldwide, Inc.	1,387,405
104,424	Louisiana-Pacific Corp.(b)	3,091,995
125,895	LSB Industries, Inc.(b)(c)	1,068,849
40,438	Materion Corp.	2,009,769
147,274	McEwen Mining, Inc.(b)(c)	324,003
28,686	Minerals Technologies, Inc.	2,155,753
48,961	Myers Industries, Inc.	1,028,181
17,062	Neenah, Inc.	1,544,111
34,504	Olympic Steel, Inc.	804,288
129,061	OMNOVA Solutions, Inc.(b)	1,419,671
99,482	P.H. Glatfelter Co.	2,323,899
9,430	Quaker Chemical Corp.	1,451,277
124,379	Rayonier Advanced Materials, Inc.	2,353,251
45,525	Royal Gold, Inc.	4,051,725
108,033	Ryerson Holding Corp.(b)	1,080,330

Schedule of Investments(a)

87,208	Schnitzer Steel Industries, Inc., Class A	$2,982,514
44,099	Schweitzer-Mauduit International, Inc.	1,996,803
33,128	Scotts Miracle-Gro Co. (The)	2,990,465
38,762	Sensient Technologies Corp.	2,785,050
23,202	Stepan Co.	1,819,501
75,351	Summit Materials, Inc., Class A(b)	2,407,464
176,367	SunCoke Energy, Inc.(b)	1,957,674
78,874	TimkenSteel Corp.(b)	1,276,970
35,382	Tredegar Corp.	649,260
165,456	Tronox Ltd., Class A	3,247,901
12,938	US Concrete, Inc.(b)(c)	1,007,223
22,231	Valvoline, Inc.	547,994
50,131	Westlake Chemical Corp.	5,644,751
58,258	Worthington Industries, Inc.	2,724,144

		116,920,286

	Real Estate - 5.8%
68,209	Acadia Realty Trust REIT	1,675,213
14,980	Agree Realty Corp. REIT	721,137
46,692	Alexander & Baldwin, Inc. REIT	1,238,272
1,672	Alexander’s, Inc. REIT	607,538
2,665	Altisource Asset Management Corp.(b)(c)	183,618
36,553	Altisource Portfolio Solutions SA(b)(c)	1,023,484
192,655	Altisource Residential Corp. REIT	2,121,132
37,353	American Assets Trust, Inc. REIT	1,317,067
137,949	American Homes 4 Rent, Class A REIT	2,867,960
45,356	Armada Hoffler Properties, Inc. REIT	652,673
53,330	Ashford Hospitality Prime, Inc. REIT	481,037
292,525	Ashford Hospitality Trust, Inc. REIT	1,883,861
19,376	Bluerock Residential Growth REIT, Inc., Class A REIT	162,371
46,596	CareTrust REIT, Inc. REIT	740,410
48,499	CatchMark Timber Trust, Inc., Class A REIT	638,732
168,508	Cedar Realty Trust, Inc. REIT	861,076
59,400	Chatham Lodging Trust REIT	1,330,560
96,301	Chesapeake Lodging Trust REIT	2,635,758
15,467	CorEnergy Infrastructure Trust, Inc. REIT	592,850
9,384	CoreSite Realty Corp. REIT	1,016,475
186,165	Cousins Properties, Inc. REIT	1,675,485
37,067	CyrusOne, Inc. REIT	2,138,395
19,481	Easterly Government Properties, Inc. REIT	405,789
28,795	EastGroup Properties, Inc. REIT	2,499,694
55,327	Education Realty Trust, Inc. REIT	1,827,451
70,511	Empire State Realty Trust, Inc., Class A REIT	1,378,490
81,425	First Industrial Realty Trust, Inc. REIT	2,512,776
54,086	Forestar Group, Inc.(b)(c)	1,319,698
24,100	Four Corners Property Trust, Inc. REIT	568,760
179,482	Franklin Street Properties Corp. REIT	1,819,947
32,033	Getty Realty Corp. REIT	840,546
31,303	Gladstone Commercial Corp. REIT	594,757
60,801	Global NET Lease, Inc. REIT	1,115,090
129,350	Government Properties Income Trust REIT	2,219,646
72,565	Hersha Hospitality Trust REIT	1,346,081
36,192	HFF, Inc., Class A	1,781,008
59,238	Hudson Pacific Properties, Inc. REIT	1,893,839
50,411	Independence Realty Trust, Inc. REIT	463,277
56,982	InfraREIT, Inc. REIT	1,081,518
305,648	Investors Real Estate Trust REIT(c)	1,733,024
110,514	iStar, Inc. REIT(b)	1,165,923
71,658	Kennedy-Wilson Holdings, Inc.	1,271,930
111,848	Kite Realty Group Trust REIT	1,885,757
35,929	Life Storage, Inc. REIT	2,985,700
29,915	LTC Properties, Inc. REIT	1,225,917

11,240	Marcus & Millichap, Inc.(b)	$366,986
22,883	MedEquities Realty Trust, Inc. REIT	249,882
45,390	Monmouth Real Estate Investment Corp. REIT	775,715
25,419	National Health Investors, Inc. REIT	1,792,802
21,653	National Storage Affiliates Trust REIT	549,337
180,224	New Senior Investment Group, Inc. REIT	1,380,516
16,411	NexPoint Residential Trust, Inc. REIT	435,056
74,846	NorthStar Realty Europe Corp. REIT	892,913
21,192	One Liberty Properties, Inc. REIT	517,932
97,012	Pebblebrook Hotel Trust REIT	3,783,468
116,951	Pennsylvania Real Estate Investment Trust REIT(c)	1,305,173
63,013	Physicians Realty Trust REIT	1,027,112
41,646	Potlatch Corp. REIT	2,203,073
48,221	Preferred Apartment Communities, Inc., Class A REIT	803,844
16,706	PS Business Parks, Inc. REIT	2,039,970
27,333	QTS Realty Trust, Inc., Class A REIT	1,361,183
350,085	RAIT Financial Trust REIT	223,704
115,552	Ramco-Gershenson Properties Trust REIT	1,527,597
13,206	RE/MAX Holdings, Inc., Class A	651,716
88,069	Retail Opportunity Investments Corp. REIT	1,617,828
38,976	Rexford Industrial Realty, Inc. REIT	1,157,197
4,592	RMR Group, Inc. (The), Class A	297,332
81,695	Sabra Health Care REIT, Inc. REIT	1,478,680
12,947	Saul Centers, Inc. REIT	708,589
101,266	Select Income REIT	2,264,308
30,680	Seritage Growth Properties, Class A REIT(c)	1,264,016
45,850	St. Joe Co. (The)(b)	861,980
66,478	STAG Industrial, Inc., Class A REIT	1,683,223
121,426	STORE Capital Corp. REIT	2,976,151
93,016	Summit Hotel Properties, Inc. REIT	1,440,818
88,734	Tanger Factory Outlet Centers, Inc. REIT(c)	2,234,322
13,612	Tejon Ranch Co.(b)	296,878
33,477	Terreno Realty Corp. REIT	1,191,781
87,868	Tier REIT, Inc. REIT	1,705,518
29,765	UMH Properties, Inc. REIT	398,256
9,234	Universal Health Realty Income Trust REIT	614,523
47,146	Urban Edge Properties REIT	1,102,273
37,695	Urstadt Biddle Properties, Inc., Class A REIT	732,037
87,807	Washington Real Estate Investment Trust REIT	2,516,549
45,829	Whitestone REIT(c)	602,193

		109,534,153

	Telecommunication Services - 1.2%
12,223	ATN International, Inc.	725,557
24,749	Boingo Wireless, Inc.(b)	600,163
136,874	Cincinnati Bell, Inc.(b)	2,361,077
26,546	Cogent Communications Holdings, Inc.	1,197,225
92,441	Consolidated Communications Holdings, Inc.(c)	1,150,890
63,463	General Communication, Inc., Class A(b)	2,661,004
11,382	Hawaiian Telcom Holdco, Inc.(b)	326,550
48,985	IDT Corp., Class B(b)	532,467
244,629	Intelsat SA(b)(c)	687,407
217,596	Iridium Communications, Inc.(b)(c)	2,763,469
26,946	magicJack VocalTec Ltd. (Israel)(b)(c)	226,346
630,766	NII Holdings, Inc.(b)	384,767
51,170	ORBCOMM, Inc.(b)	587,943
8,772	pdvWireless, Inc.(b)(c)	301,757

Schedule of Investments(a)

33,484	Shenandoah Telecommunications Co.	$1,138,456
45,809	Spok Holdings, Inc.	714,620
39,591	United States Cellular Corp.(b)	1,439,925
218,477	Vonage Holdings Corp.(b)	2,444,758
51,955	Zayo Group Holdings, Inc.(b)	1,906,749

		22,151,130

	Utilities - 1.7%
37,865	American States Water Co.	2,090,905
10,446	Artesian Resources Corp., Class A	388,382
402,836	Atlantic Power Corp.(b)(c)	845,956
100,572	Atlantica Yield PLC (Spain)	2,120,058
54,135	California Water Service Group	2,203,294
16,271	Chesapeake Utilities Corp.	1,195,918
9,960	Connecticut Water Service, Inc.	528,378
26,376	Consolidated Water Co. Ltd. (Cayman Islands)	353,438
65,810	El Paso Electric Co.	3,435,282
33,532	MGE Energy, Inc.	2,005,214
17,306	Middlesex Water Co.	651,744
46,208	Northwest Natural Gas Co.	2,650,029
37,794	NRG Yield, Inc., Class A	711,661
68,121	NRG Yield, Inc., Class C	1,287,487
20,825	Ormat Technologies, Inc.	1,459,416
52,220	Otter Tail Corp.	2,224,572
71,036	Pattern Energy Group, Inc., Class A	1,464,762
17,469	SJW Corp.	1,045,345
91,594	South Jersey Industries, Inc.	2,696,527
114,953	TerraForm Power, Inc., Class A(c)	1,252,988
24,755	Unitil Corp.	1,094,419
9,220	York Water Co. (The)	291,813

		31,997,588

	Total Common Stocks and Other Equity Interests (Cost $1,513,906,019)	1,896,919,580

	Money Market Fund - 0.1%
1,272,939	Invesco Premier U.S. Government Money Portfolio - Institutional Class, 1.22%(d) (Cost $1,272,939)	1,272,939

	Total Investments in Securities (excluding investments purchased with cash collateral from securities on loan) (Cost $1,515,178,958) - 100.0%	1,898,192,519

	Investments Purchased with Cash Collateral from Securities on Loan
	Money Market Fund - 7.8%
147,972,299	Invesco Government & Agency Portfolio - Institutional Class, 1.24%(d)(e) (Cost $147,972,299)	147,972,299

	Total Investments in Securities (Cost $1,663,151,257) - 107.8%	2,046,164,818
	Other assets less liabilities - (7.8)%	(147,980,456)

	Net Assets - 100.0%	$1,898,184,362

Investment Abbreviations:

REIT - Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at January 31, 2018.
(d)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of January 31, 2018.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

PowerShares Dynamic Large Cap Growth Portfolio (PWB)

January 31, 2018

(Unaudited)

Number of Shares		Value

	Common Stocks - 100.0%
	Consumer Discretionary - 13.5%
15,352	Amazon.com, Inc.(b)	$22,274,063
103,149	Home Depot, Inc. (The)	20,722,634
60,184	Marriott International, Inc., Class A	8,867,511
104,986	McDonald’s Corp.	17,967,304
1,398,225	Sirius XM Holdings, Inc.(c)	8,543,155

		78,374,667

	Consumer Staples - 8.8%
34,504	Constellation Brands, Inc., Class A	7,572,593
44,101	Costco Wholesale Corp.	8,593,962
60,446	Estee Lauder Cos., Inc. (The), Class A	8,157,792
124,146	Monster Beverage Corp.(b)	8,470,482
171,415	Philip Morris International, Inc.	18,380,830

		51,175,659

	Energy - 4.7%
153,121	Chevron Corp.	19,193,717
444,815	Kinder Morgan, Inc.	7,997,774

		27,191,491

	Financials - 4.2%
50,913	Moody’s Corp.	8,237,214
147,183	Progressive Corp. (The)	7,962,601
46,603	S&P Global, Inc.	8,439,803

		24,639,618

	Health Care - 18.1%
318,068	Abbott Laboratories	19,771,107
110,734	Agilent Technologies, Inc.	8,131,197
118,775	Baxter International, Inc.	8,555,363
108,616	Cerner Corp.(b)	7,508,624
37,894	Cigna Corp.	7,895,215
35,319	Illumina, Inc.(b)	8,216,612
19,176	Intuitive Surgical, Inc.(b)	8,277,704
39,461	Thermo Fisher Scientific, Inc.	8,843,605
84,027	UnitedHealth Group, Inc.	19,895,913
107,026	Zoetis, Inc.	8,212,105

		105,307,445

	Industrials - 8.3%
66,934	Boeing Co. (The)	23,719,401
55,114	Caterpillar, Inc.	8,971,457
105,645	Fortive Corp.	8,031,133
45,826	Stanley Black & Decker, Inc.	7,617,656

		48,339,647

	Information Technology - 35.7%
116,767	Activision Blizzard, Inc.	8,655,938
97,037	Adobe Systems, Inc.(b)	19,384,111
84,609	Amphenol Corp., Class A	7,849,177
131,871	Applied Materials, Inc.	7,072,242
106,069	Cognizant Technology Solutions Corp., Class A	8,271,261
77,782	DXC Technology Co.	7,743,198
98,126	Facebook, Inc., Class A(b)	18,338,768
35,348	Lam Research Corp.	6,769,849
117,345	Mastercard, Inc., Class A	19,831,305
84,139	Microchip Technology, Inc.	8,011,715
213,550	Microsoft Corp.	20,289,385
66,055	NXP Semiconductors NV (Netherlands)(b)	7,947,738
228,802	PayPal Holdings, Inc.(b)	19,521,387
60,085	Red Hat, Inc.(b)	7,893,967
180,954	Texas Instruments, Inc.	19,845,225
160,155	Visa, Inc., Class A	19,896,056

		207,321,322

	Materials - 4.2%
57,194	Ecolab, Inc.	$7,874,470
50,134	Praxair, Inc.	8,096,140
19,477	Sherwin-Williams Co. (The)	8,124,051

		24,094,661

	Telecommunication Services - 2.5%
1,236,806	Sprint Corp.(b)(c)	6,592,176
123,984	T-Mobile US, Inc.(b)	8,071,358

		14,663,534

	Total Common Stocks (Cost $462,302,112)	581,108,044

	Money Market Fund - 0.0%
241,825	Invesco Premier U.S. Government Money Portfolio - Institutional Class, 1.22%(d) (Cost $241,825)	241,825

	Total Investments in Securities (excluding investments purchased with cash collateral from securities on loan) (Cost $462,543,937) - 100.0%	581,349,869

	Investments Purchased with Cash Collateral from Securities on Loan
	Money Market Fund - 2.6%
15,282,231	Invesco Government & Agency Portfolio - Institutional Class, 1.24%(d)(e) (Cost $15,282,231)	15,282,231

	Total Investments in Securities (Cost $477,826,168) - 102.6%	596,632,100
	Other assets less liabilities - (2.6)%	(15,376,870)

	Net Assets - 100.0%	$581,255,230

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at January 31, 2018.
(d)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of January 31, 2018.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

PowerShares Dynamic Large Cap Value Portfolio (PWV)

January 31, 2018

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests - 100.0%
	Consumer Discretionary - 5.1%
1,334,826	Comcast Corp., Class A	$56,770,150
470,283	General Motors Co.	19,944,702

		76,714,852

	Consumer Staples - 23.5%
530,811	Archer-Daniels-Midland Co.	22,798,332
1,060,235	Coca-Cola Co. (The)	50,456,584
291,393	CVS Health Corp.	22,929,715
388,230	General Mills, Inc.	22,707,573
321,880	Kellogg Co.	21,923,247
179,476	Kimberly-Clark Corp.	20,998,692
422,324	PepsiCo, Inc.	50,805,577
550,225	Procter & Gamble Co. (The)	47,506,426
261,573	Tyson Foods, Inc., Class A	19,908,321
292,002	Walgreens Boots Alliance, Inc.	21,976,071
504,108	Walmart, Inc.	53,737,913

		355,748,451

	Energy - 4.8%
252,925	Valero Energy Corp.	24,273,212
750,601	Williams Cos., Inc. (The)	23,561,365
591,896	Williams Partners LP	24,800,443

		72,635,020

	Financials - 15.7%
244,906	Aflac, Inc.	21,600,709
209,761	Allstate Corp. (The)	20,718,094
222,017	American Express Co.	22,068,490
130,519	Ameriprise Financial, Inc.	22,018,555
672,590	Citigroup, Inc.	52,784,863
492,712	JPMorgan Chase & Co.	56,991,997
402,798	MetLife, Inc.	19,362,500
189,877	Prudential Financial, Inc.	22,561,185

		238,106,393

	Health Care - 10.1%
285,951	Amgen, Inc.	53,201,183
353,999	Johnson & Johnson	48,919,122
1,371,754	Pfizer, Inc.	50,809,768

		152,930,073

	Information Technology - 15.7%
277,788	Apple, Inc.	46,510,045
1,333,362	Cisco Systems, Inc.	55,387,858
976,055	HP, Inc.	22,761,603
1,088,489	Intel Corp.	52,399,860
423,871	Micron Technology, Inc.(b)	18,531,640
220,394	TE Connectivity Ltd.	22,596,997
224,187	Western Digital Corp.	19,948,159

		238,136,162

	Materials - 3.2%
380,444	International Paper Co.	23,914,710
201,406	LyondellBasell Industries NV, Class A	24,136,495

		48,051,205

	Telecommunication Services - 7.1%
1,393,782	AT&T, Inc.	52,197,136
1,031,868	Verizon Communications, Inc.	55,793,103

		107,990,239

	Utilities - 14.8%
271,966	American Electric Power Co., Inc.	18,705,821
240,360	Consolidated Edison, Inc.	19,315,330
253,528	Dominion Energy, Inc.	19,379,680
235,015	Duke Energy Corp.	18,448,677
259,873	Edison International	16,249,859

501,907	Exelon Corp.	$19,328,439
386,514	PG&E Corp.	16,399,789
577,624	PPL Corp.	18,408,877
405,008	Public Service Enterprise Group, Inc.	21,007,765
405,553	Southern Co. (The)	18,294,496
305,093	WEC Energy Group, Inc.	19,617,480
412,208	Xcel Energy, Inc.	18,813,173

		223,969,386

	Total Investments in Securities (Cost $1,342,701,428) - 100.0%	1,514,281,781
	Other assets less liabilities - (0.0)%	(31,326)

	Net Assets - 100.0%	$1,514,250,455

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

PowerShares Russell 2000 Equal

Weight Portfolio (EQWS)

January 31, 2018

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests - 100.0%
	Consumer Discretionary - 11.1%
864	1-800-Flowers.com, Inc., Class A(b)	$9,007
239	Aaron’s, Inc.	9,773
517	Abercrombie & Fitch Co., Class A	10,707
454	Acushnet Holdings Corp.	9,738
210	Adtalem Global Education, Inc.(b)	9,660
640	AMC Entertainment Holdings, Inc., Class A	8,192
558	American Axle & Manufacturing Holdings, Inc.(b)	9,849
549	American Eagle Outfitters, Inc.	9,882
615	American Outdoor Brands Corp.(b)	7,337
351	American Public Education, Inc.(b)	8,915
201	America’s Car-Mart, Inc.(b)	9,266
138	Asbury Automotive Group, Inc.(b)	10,026
4,615	Ascena Retail Group, Inc.(b)	9,968
928	Ascent Capital Group, Inc., Class A(b)	8,751
314	At Home Group, Inc.(b)	9,948
290	AV Homes, Inc.(b)	4,901
1,154	Barnes & Noble Education, Inc.(b)	7,674
1,371	Barnes & Noble, Inc.	6,444
251	Bassett Furniture Industries, Inc.	8,521
810	Beasley Broadcast Group, Inc., Class A	10,165
460	Beazer Homes USA, Inc.(b)	8,528
747	Belmond Ltd., Class A (United Kingdom)(b)	9,636
1,260	Big 5 Sporting Goods Corp.	7,119
156	Big Lots, Inc.	9,482
28	Biglari Holdings, Inc.(b)	11,555
254	BJ’s Restaurants, Inc.	9,588
424	Bloomin’ Brands, Inc.	9,341
712	Bojangles’, Inc.(b)	8,722
607	Boot Barn Holdings, Inc.(b)	10,641
287	Boyd Gaming Corp.	11,328
1,011	Bridgepoint Education, Inc.(b)	7,815
249	Brinker International, Inc.	9,049
413	Buckle, Inc. (The)	8,281
59	Buffalo Wild Wings, Inc.(b)	9,263
1,068	Build-A-Bear Workshop, Inc.(b)	9,185
732	Caesars Entertainment Corp.(b)	10,211
285	Caleres, Inc.	8,447
634	Callaway Golf Co.	9,364
1,629	Cambium Learning Group, Inc.(b)	11,436
195	Camping World Holdings, Inc., Class A	8,726
111	Capella Education Co.	8,830
713	Career Education Corp.(b)	8,841
347	Carriage Services, Inc.	9,241
721	Carrols Restaurant Group, Inc.(b)	8,976
417	Carvana Co., Class A(b)	7,961
584	Cato Corp. (The), Class A	6,938
63	Cavco Industries, Inc.(b)	9,648
1,895	Central European Media Enterprises Ltd., Class A (Bermuda)(b)(c)	9,001
1,035	Century Casinos, Inc.(b)	9,470
308	Century Communities, Inc.(b)	9,733
191	Cheesecake Factory, Inc. (The)	9,395
620	Chegg, Inc.(b)	10,738
1,041	Chico’s FAS, Inc.	9,900
68	Children’s Place, Inc. (The)	10,186
40	Churchill Downs, Inc.	10,360
369	Chuy’s Holdings, Inc.(b)	9,778
344	Citi Trends, Inc.	8,087

1,194	Clarus Corp.(b)	$8,895
2,086	Clear Channel Outdoor Holdings, Inc., Class A	10,117
325	Collectors Universe, Inc.	9,009
132	Columbia Sportswear Co.	9,856
275	Conn’s, Inc.(b)	9,157
1,514	Container Store Group, Inc. (The)(b)	7,207
259	Cooper Tire & Rubber Co.	10,127
78	Cooper-Standard Holdings, Inc.(b)	9,718
2,009	Core-Mark Holding Co., Inc.	44,379
57	Cracker Barrel Old Country Store, Inc.	10,059
853	Crocs, Inc.(b)	11,524
344	CSS Industries, Inc.	8,999
667	Culp, Inc.	21,211
39	Daily Journal Corp.(b)	8,919
288	Dana, Inc.	9,501
167	Dave & Buster’s Entertainment, Inc.(b)	7,849
120	Deckers Outdoor Corp.(b)	10,285
629	Del Frisco’s Restaurant Group, Inc.(b)	11,008
760	Del Taco Restaurants, Inc.(b)	9,629
463	Delta Apparel, Inc.(b)	8,640
692	Denny’s Corp.(b)	10,373
158	Dillard’s, Inc., Class A	10,674
185	DineEquity, Inc.	10,245
142	Dorman Products, Inc.(b)	10,712
1,557	Drive Shack, Inc.(b)	8,065
427	DSW, Inc., Class A	8,553
574	Duluth Holdings, Inc., Class B(b)(c)	10,108
593	E.W. Scripps Co. (The), Class A(b)	9,494
879	El Pollo Loco Holdings, Inc.(b)	8,834
289	Eldorado Resorts, Inc.(b)	9,985
435	Emerald Expositions Events, Inc.	9,387
350	Empire Resorts, Inc.(b)	10,168
820	Entercom Communications Corp., Class A	9,061
1,242	Entravision Communications Corp., Class A	8,632
867	Eros International PLC (India)(b)	9,884
688	Escalade, Inc.	8,841
317	Ethan Allen Interiors, Inc.	7,877
825	Express, Inc.(b)	5,759
493	Fiesta Restaurant Group, Inc.(b)	9,466
846	Finish Line, Inc. (The), Class A	9,585
138	Five Below, Inc.(b)	8,960
183	Flexsteel Industries, Inc.	7,884
792	Fogo de Chao, Inc.(b)	10,296
1,370	Fossil Group, Inc.(b)	10,905
232	Fox Factory Holding Corp.(b)	8,897
1,497	Francesca’s Holdings Corp.(b)	8,728
2,242	Fred’s, Inc., Class A	7,421
1,276	FTD Cos., Inc.(b)	7,477
1,114	Funko, Inc., Class A(b)	8,210
744	Gaia, Inc.(b)	8,891
810	Gannett Co., Inc.	9,558
320	Genesco, Inc.(b)	11,152
275	Gentherm, Inc.(b)	8,800
264	G-III Apparel Group Ltd.(b)	9,860
4,571	Global Eagle Entertainment, Inc.(b)	13,210
12,723	GNC Holdings, Inc., Class A(b)	55,345
281	Golden Entertainment, Inc.(b)	8,801
1,150	GoPro, Inc., Class A(b)	6,291
98	Grand Canyon Education, Inc.(b)	9,113
607	Gray Television, Inc.(b)	9,924
2,371	Green Brick Partners, Inc.(b)	26,555
114	Group 1 Automotive, Inc.	8,943
1,871	Groupon, Inc., Class A(b)	9,898
561	Guess?, Inc.	10,306
967	Habit Restaurants, Inc. (The), Class A(b)	8,461
377	Hamilton Beach Brands Holding Co., Class A	9,693
383	Haverty Furniture Cos., Inc.	8,541
101	Helen of Troy Ltd.(b)	9,408
782	Hemisphere Media Group, Inc., Class A(b)	8,367

Schedule of Investments(a)

475	Hibbett Sports, Inc.(b)	$10,735
197	Hooker Furniture Corp.	7,319
671	Horizon Global Corp.(b)	5,670
942	Houghton Mifflin Harcourt Co.(b)	7,913
3,826	Hovnanian Enterprises, Inc., Class A(b)	7,767
6,080	Iconix Brand Group, Inc.(b)	7,600
323	ILG, Inc.	10,145
387	IMAX Corp.(b)	7,682
286	Installed Building Products, Inc.(b)	20,578
226	International Speedway Corp., Class A	10,486
160	iRobot Corp.(b)	14,200
884	J. Alexander’s Holdings, Inc.(b)	8,531
1,260	J. Jill, Inc.(b)	10,647
2,808	J.C. Penney Co., Inc.(b)	10,418
89	Jack in the Box, Inc.	8,098
127	Johnson Outdoors, Inc., Class A	7,654
570	K12, Inc.(b)	9,890
300	KB Home	9,456
722	Kirkland’s, Inc.(b)	7,660
501	La Quinta Holdings, Inc.(b)	9,985
605	Lands’ End, Inc.(b)	10,164
725	Laureate Education, Inc., Class A(b)	10,440
287	La-Z-Boy, Inc.	8,653
72	LCI Industries	7,938
131	LGI Homes, Inc.(b)	8,866
1,516	Libbey, Inc.	10,718
418	Liberty Media Corp.-Liberty Braves, Class C(b)	9,827
766	Liberty Tax, Inc., Class A	7,890
988	Liberty TripAdvisor Holdings, Inc., Series A(b)	8,694
527	Lifetime Brands, Inc.	9,196
908	Lindblad Expeditions Holdings, Inc.(b)	8,417
76	Lithia Motors, Inc., Class A	9,497
241	Loral Space & Communications, Inc.(b)	11,243
307	Lumber Liquidators Holdings, Inc.(b)	8,578
263	M/I Homes, Inc.(b)	8,505
298	Malibu Boats, Inc., Class A(b)	9,911
328	Marcus Corp. (The)	8,528
619	Marine Products Corp.	9,037
425	MarineMax, Inc.(b)	9,754
68	Marriott Vacations Worldwide Corp.	10,358
393	MCBC Holdings, Inc.(b)	9,499
289	MDC Holdings, Inc.	9,742
824	MDC Partners, Inc., Class A(b)	7,416
314	Media General(b)(d)	18
129	Meredith Corp.	8,532
180	Meritage Homes Corp.(b)	8,541
477	Modine Manufacturing Co.(b)	11,138
197	Monarch Casino & Resort, Inc.(b)	8,975
173	Monro, Inc.	9,775
375	Motorcar Parts of America, Inc.(b)	10,208
299	Movado Group, Inc.	9,149
474	MSG Networks, Inc., Class A(b)	11,376
100	Nathan’s Famous, Inc.	7,140
1,355	National CineMedia, Inc.	9,079
279	National Vision Holdings, Inc.(b)	10,914
681	Nautilus, Inc.(b)	8,751
736	New Home Co., Inc. (The)(b)	8,722
541	New Media Investment Group, Inc.	9,143
518	New York Times Co. (The), Class A	12,044
128	Nexstar Media Group, Inc., Class A	9,613
1,934	Noodles & Co., Class A(b)	11,411
177	Nutrisystem, Inc.	7,655
2,774	Office Depot, Inc.	9,016
188	Ollie’s Bargain Outlet Holdings, Inc.(b)	10,443
201	Overstock.com, Inc.(b)	13,809
127	Oxford Industries, Inc.	10,008
162	Papa John’s International, Inc.	10,512
686	Party City Holdco, Inc.(b)	9,947
318	Penn National Gaming, Inc.(b)	10,147
376	Perry Ellis International, Inc.(b)	9,016

1,496	PetMed Express, Inc.	$67,619
404	PICO Holdings, Inc.(b)	5,292
1,767	Pier 1 Imports, Inc.	5,866
293	Pinnacle Entertainment, Inc.(b)	9,461
285	Planet Fitness, Inc., Class A(b)	9,622
715	Potbelly Corp.(b)	8,652
290	RCI Hospitality Holdings, Inc.	8,520
578	Reading International, Inc., Class A(b)	9,531
1,010	Red Lion Hotels Corp.(b)	10,555
178	Red Robin Gourmet Burgers, Inc.(b)	9,372
293	Red Rock Resorts, Inc., Class A	10,176
565	Regis Corp.(b)	8,995
783	Rent-A-Center, Inc.	8,480
87	RH(b)	8,177
428	Ruth’s Hospitality Group, Inc.	10,144
206	Saga Communications, Inc., Class A	8,158
2,186	Salem Media Group, Inc.	10,165
219	Scholastic Corp.	8,414
172	Scientific Games Corp., Class A(b)	8,024
2,078	Sears Holdings Corp.(b)	5,340
713	SeaWorld Entertainment, Inc.(b)	10,873
5,739	Sequential Brands Group, Inc.(b)	9,297
204	Shake Shack, Inc., Class A(b)	8,917
2,437	Shiloh Industries, Inc.(b)	18,156
366	Shoe Carnival, Inc.	8,363
208	Shutterfly, Inc.(b)	14,175
260	Sinclair Broadcast Group, Inc., Class A	9,646
245	Sleep Number Corp.(b)	9,222
429	Sonic Automotive, Inc., Class A	9,245
336	Sonic Corp.	8,682
182	Sotheby’s(b)	9,602
469	Speedway Motorsports, Inc.	9,732
1,744	Sportsman’s Warehouse Holdings, Inc.(b)	8,842
211	Standard Motor Products, Inc.	10,107
208	Steven Madden Ltd.(b)	9,610
426	Stoneridge, Inc.(b)	10,369
98	Strayer Education, Inc.	9,063
164	Sturm Ruger & Co., Inc.	8,684
603	Superior Industries International, Inc.	10,161
355	Superior Uniform Group, Inc.	8,364
471	Tailored Brands, Inc.	11,393
387	Taylor Morrison Home Corp., Class A(b)	9,841
162	Tenneco, Inc.	9,398
182	Texas Roadhouse, Inc.	10,687
1,062	Tile Shop Holdings, Inc.	9,930
579	Tilly’s, Inc., Class A	8,639
155	TopBuild Corp.(b)	11,864
296	Tower International, Inc.	8,939
1,181	Townsquare Media, Inc., Class A(b)	8,858
531	TRI Pointe Group, Inc.(b)	8,661
523	tronc, Inc.(b)	10,669
562	Unifi, Inc.(b)	20,013
186	Universal Electronics, Inc.(b)	8,575
813	Vera Bradley, Inc.(b)	7,553
614	Vista Outdoor, Inc.(b)	9,302
2,550	Vitamin Shoppe, Inc.(b)	10,838
1,598	VOXX International Corp.(b)	9,508
195	Weight Watchers International, Inc.(b)	12,537
326	Weyco Group, Inc.	10,099
1,015	Wideopenwest, Inc.(b)	10,394
318	William Lyon Homes, Class A(b)	8,634
232	Wingstop, Inc.	11,220
68	Winmark Corp.	9,112
167	Winnebago Industries, Inc.	7,590
312	Wolverine World Wide, Inc.	10,243
305	World Wrestling Entertainment, Inc., Class A	10,782
454	ZAGG, Inc.(b)	7,582
564	Zoe’s Kitchen, Inc.(b)	8,302
435	Zumiez, Inc.(b)	9,026

		2,657,460

Schedule of Investments(a)

	Consumer Staples - 9.8%
1,999	Andersons, Inc. (The)	$68,166
1,884	B&G Foods, Inc.(c)	62,172
341	Boston Beer Co., Inc. (The), Class A(b)	64,739
890	Calavo Growers, Inc.	77,430
1,435	Cal-Maine Foods, Inc.(b)	61,059
233	Central Garden & Pet Co., Class A(b)	8,789
3,149	Chefs’ Warehouse, Inc. (The)(b)	64,082
287	Coca-Cola Bottling Co. Consolidated	58,123
3,472	Craft Brew Alliance, Inc.(b)	67,183
564	Darling Ingredients, Inc.(b)	10,457
5,657	Dean Foods Co.	58,663
435	elf Beauty, Inc.(b)	8,944
1,873	Farmer Brothers Co.(b)	59,187
1,340	Fresh Del Monte Produce, Inc.	63,395
3,396	Freshpet, Inc.(b)	62,486
4,624	Hostess Brands, Inc.(b)	63,811
295	HRG Group, Inc.(b)	5,384
2,108	Ingles Markets, Inc., Class A	70,829
210	Inter Parfums, Inc.	9,576
433	J & J Snack Foods Corp.	59,945
1,060	John B. Sanfilippo & Son, Inc.	66,377
492	Lancaster Colony Corp.	63,173
1,763	Landec Corp.(b)	23,183
2,913	Limoneira Co.	62,775
903	Medifast, Inc.	62,045
869	MGP Ingredients, Inc.	77,810
573	National Beverage Corp.	63,299
484	Oil-Dri Corp. of America	18,823
2,089	Performance Food Group Co.(b)	71,757
109	PriceSmart, Inc.	9,287
4,957	Primo Water Corp.(b)	64,292
404	Revlon, Inc., Class A(b)	8,282
385	Sanderson Farms, Inc.	48,857
2,004	Seneca Foods Corp., Class A(b)	63,226
1,701	Snyder’s-Lance, Inc.	85,016
2,481	SpartanNash Co.	60,462
3,407	Supervalu, Inc.(b)	53,967
1,778	Tootsie Roll Industries, Inc.	63,652
1,303	United Natural Foods, Inc.(b)	62,023
1,187	Universal Corp.	56,976
911	USANA Health Sciences, Inc.(b)	68,006
2,813	Vector Group Ltd.	59,917
536	WD-40 Co.	66,330
1,556	Weis Markets, Inc.	61,867

		2,345,822

	Energy - 11.4%
13,068	Abraxas Petroleum Corp.(b)	31,232
11,269	Approach Resources, Inc.(b)(c)	37,638
315	Arch Coal, Inc., Class A	28,353
2,791	Archrock, Inc.	25,956
1,289	Ardmore Shipping Corp. (Ireland)(b)	9,152
1,184	Basic Energy Services, Inc.(b)	23,076
5,712	Bill Barrett Corp.(b)	29,303
1,004	Bonanza Creek Energy, Inc.(b)	28,122
708	Bristow Group, Inc.	10,910
838	C&j Energy Services, Inc.(b)	25,660
1,606	California Resources Corp.(b)	33,935
2,503	Callon Petroleum Co.(b)	28,409
2,779	CARBO Ceramics, Inc.(b)	22,121
1,404	Carrizo Oil & Gas, Inc.(b)	28,234
12,880	Clean Energy Fuels Corp.(b)	20,222
6,332	Cloud Peak Energy, Inc.(b)	31,660
805	CVR Energy, Inc.	28,811
820	Delek US Holdings, Inc.	28,610
15,973	Denbury Resources, Inc.(b)	38,814
2,785	DHT Holdings, Inc.	9,636
1,657	Diamond Offshore Drilling, Inc.(b)	29,296
1,615	Dorian LPG Ltd.(b)	12,339
600	Dril-Quip, Inc.(b)	30,990
2,946	Earthstone Energy, Inc., Class A(b)	29,401
12,288	Eclipse Resources Corp.(b)	26,296
5,315	Energy XXI Gulf Coast, Inc.(b)	35,664

4,793	Ensco PLC, Class A	$28,279
2,658	Era Group, Inc.(b)	26,926
3,999	Evolution Petroleum Corp.	30,592
892	Exterran Corp.(b)	25,761
5,523	Fairmount Santrol Holdings, Inc.(b)	30,763
1,915	Forum Energy Technologies, Inc.(b)	32,363
4,392	Frank’s International NV	30,393
2,093	Frontline Ltd. (Norway)	9,628
556	GasLog Ltd. (Monaco)	11,231
27,058	Gastar Exploration, Inc.(b)	27,017
2,362	Gener8 Maritime, Inc.(b)	13,865
1,806	Geospace Technologies Corp.(b)	24,851
1,089	Golar LNG Ltd. (Bermuda)	29,719
1,615	Green Plains, Inc.	28,262
2,178	Gulf Island Fabrication, Inc.	28,096
3,741	Halcon Resources Corp.(b)	29,891
4,219	Helix Energy Solutions Group, Inc.(b)	31,769
7,951	Independence Contract Drilling, Inc.(b)	36,575
606	International Seaways Inc.(b)	10,114
1,920	Jagged Peak Energy, Inc.(b)	24,672
1,879	Keane Group, Inc.(b)	31,060
2,765	Key Energy Services, Inc.(b)	40,950
5,887	Lilis Energy, Inc.(b)	25,314
1,529	Mammoth Energy Services, Inc.(b)	35,106
963	Matador Resources Co.(b)	31,211
1,577	Matrix Service Co.(b)	28,228
3,762	McDermott International, Inc.(b)	33,030
1,676	Midstates Petroleum Co., Inc.(b)	27,503
251	NACCO Industries, Inc., Class A	10,555
1,077	Natural Gas Services Group, Inc.(b)	29,671
8,568	Navios Maritime Acquisition Corp.	6,683
1,830	Ncs Multistage Holdings, Inc.(b)	29,902
3,227	Newpark Resources, Inc.(b)	29,366
6,454	Noble Corp. PLC(b)	30,269
2,831	Nordic American Tankers Ltd.	6,540
2,759	Oasis Petroleum, Inc.(b)	23,893
1,173	Oil States International, Inc.(b)	37,536
3,966	Overseas Shipholding Group, Inc., Class A(b)	8,368
6,158	Pacific Ethanol, Inc.(b)	25,864
1,324	Panhandle Oil and Gas, Inc., Class A	26,943
1,322	Par Pacific Holdings, Inc.(b)	24,100
29,114	Parker Drilling Co.(b)	33,190
623	PDC Energy, Inc.(b)	32,303
789	Peabody Energy Corp.(b)	31,883
803	Penn Virginia Corp.(b)	33,919
847	PHI, Inc.(b)	9,732
13,745	Pioneer Energy Services Corp.(b)	44,671
1,448	Propetro Holding Corp.(b)	27,049
2,329	Renewable Energy Group, Inc.(b)	24,920
961	Resolute Energy Corp.(b)	32,597
309	REX American Resources Corp.(b)	25,230
1,788	RigNet, Inc.(b)	29,502
1,995	Ring Energy, Inc.(b)	27,531
1,900	Rowan Cos. PLC, Class A(b)	27,968
5,652	Sanchez Energy Corp.(b)	27,977
1,506	Sandridge Energy, Inc.(b)	26,942
3,359	Scorpio Tankers, Inc. (Monaco)	8,935
220	SEACOR Holdings, Inc.(b)	10,248
2,210	SEACOR Marine Holdings, Inc.(b)	33,062
1,678	Select Energy Services, Inc., Class A(b)	30,070
1,064	SemGroup Corp., Class A	30,484
675	Ship Finance International Ltd. (Norway)	10,327
1,175	Silverbow Resources, Inc.(b)	36,072
3,390	Smart Sand, Inc.(b)	31,154
1,681	Solaris Oilfield Infrastructure, Inc., Class A(b)	31,720
3,200	SRC Energy, Inc.(b)	31,840
1,091	Stone Energy Corp.(b)	39,429
2,917	Superior Energy Services, Inc.(b)	30,483
1,235	Teekay Corp. (Bermuda)	10,078
6,831	Teekay Tankers Ltd., Class A (Bermuda)	8,675

Schedule of Investments(a)

2,234	Tellurian, Inc.(b)	$25,356
6,958	TETRA Technologies, Inc.(b)	26,719
3,006	Ultra Petroleum Corp.(b)	20,982
1,355	Unit Corp.(b)	32,832
12,599	Uranium Energy Corp.(b)	19,780
641	US Silica Holdings, Inc.	21,339
8,897	W&T Offshore, Inc.(b)	43,061
1,583	Wildhorse Resource Development Corp.(b)	28,193

		2,732,952

	Financials - 8.4%
100	1st Source Corp.	5,229
176	Access National Corp.	5,113
169	ACNB Corp.	5,112
262	AG Mortgage Investment Trust, Inc. REIT	4,569
132	Allegiance Bancshares, Inc.(b)	5,333
343	Ambac Financial Group, Inc.(b)	5,557
160	American Equity Investment Life Holding Co.	5,280
130	American National Bankshares, Inc.	4,862
106	Ameris Bancorp	5,676
76	AMERISAFE, Inc.	4,617
171	Ames National Corp.	4,822
493	AmTrust Financial Services, Inc.	6,616
897	Anworth Mortgage Asset Corp. REIT	4,359
272	Apollo Commercial Real Estate Finance, Inc. REIT	4,942
378	Ares Commercial Real Estate Corp. REIT	4,789
83	Argo Group International Holdings Ltd.	5,088
324	Arlington Asset Investment Corp., Class A	3,402
196	ARMOUR Residential REIT, Inc. REIT	4,588
140	Arrow Financial Corp.	4,592
127	Artisan Partners Asset Management, Inc., Class A	4,972
150	Associated Capital Group, Inc., Class A	5,197
300	Atlantic Capital Bancshares, Inc.(b)	5,355
271	Atlas Financial Holdings, Inc.(b)	5,434
274	B. Riley Financial, Inc.	5,137
215	Baldwin & Lyons, Inc., Class B	4,945
232	Banc of California, Inc.	4,570
92	BancFirst Corp.	5,129
172	Banco Latinoamericano de Comercio Exterior SA, Class E (Panama)	5,105
523	Bancorp, Inc. (The)(b)	5,528
151	BancorpSouth Bank	5,066
159	Bank Mutual Corp.	1,654
426	Bank of Commerce Holdings	4,942
73	Bank of Marin Bancorp	5,015
130	Bank of NT Butterfield & Son Ltd. (The) (Bermuda)	5,225
310	BankFinancial Corp.	4,923
143	Bankwell Financial Group, Inc.	4,776
89	Banner Corp.	4,836
182	Bar Harbor Bankshares	5,101
342	Bcb Bancorp, Inc.	5,181
494	Bear State Financial, Inc.	5,068
305	Beneficial Bancorp, Inc.	4,956
132	Berkshire Hills Bancorp, Inc.	5,009
417	Blue Capital Reinsurance Holdings Ltd. (Bermuda)	5,067
242	Blue Hills Bancorp, Inc.	4,671
185	BofI Holding, Inc.(b)	6,654
319	Boston Private Financial Holdings, Inc.	4,913
143	Bridge Bancorp, Inc.	4,905
322	Brookline Bancorp, Inc.	5,152
116	Bryn Mawr Bank Corp.	5,208
166	BSB Bancorp, Inc.(b)	5,080
228	Byline Bancorp, Inc.(b)	5,100
81	C&F Financial Corp.	4,435
199	Cadence Bancorp(b)	5,568
114	Camden National Corp.	4,840
298	Cannae Holdings, Inc.(b)	5,188
209	Capital City Bank Group, Inc.	5,127

369	Capitol Federal Financial, Inc.	$4,827
233	Capstar Financial Holdings, Inc.(b)	4,557
554	Capstead Mortgage Corp. REIT	4,548
135	Carolina Financial Corp.	5,567
117	Cathay General Bancorp	5,118
173	CBTX, Inc.	4,951
377	CenterState Bank Corp.	9,798
162	Central Pacific Financial Corp.	4,790
245	Central Valley Community Bancorp	4,751
61	Century Bancorp, Inc., Class A	4,889
267	Charter Financial Corp.	5,134
90	Chemical Financial Corp.	5,257
99	Chemung Financial Corp.	4,422
274	Cherry Hill Mortgage Investment Corp. REIT	4,647
199	Citizens & Northern Corp.	4,736
666	Citizens, Inc.(b)	5,281
74	City Holding Co.	5,091
223	Civista Bancshares, Inc.	4,935
296	Clifton Bancorp, Inc.	4,834
182	CNB Financial Corp.	4,901
198	CNO Financial Group, Inc.	4,869
244	CoBiz Financial, Inc.	4,895
174	Codorus Valley Bancorp, Inc.	4,759
110	Cohen & Steers, Inc.	4,485
110	Columbia Banking System, Inc.	4,739
92	Community Bank System, Inc.	4,904
605	Community Bankers Trust Corp.(b)	4,991
140	Community Financial Corp. (The)	5,158
103	Community Trust Bancorp, Inc.	4,872
187	ConnectOne Bancorp, Inc.	5,451
155	County Bancorp, Inc.	4,464
362	Cowen, Inc., Class A(b)	4,688
508	Crawford & Co., Class B	4,790
189	Customers Bancorp, Inc.(b)	5,793
210	CVB Financial Corp.	4,914
609	CYS Investments, Inc. REIT	4,105
24	Diamond Hill Investment Group, Inc.	5,049
235	Dime Community Bancshares, Inc.	4,465
149	DNB Financial Corp.	5,073
285	Donegal Group, Inc., Class A	5,002
251	Donnelley Financial Solutions, Inc.(b)	5,384
708	Dynex Capital, Inc. REIT	4,602
89	Eagle Bancorp, Inc.(b)	5,607
254	eHealth, Inc.(b)	4,450
692	Elevate Credit, Inc.(b)	5,169
395	Ellington Residential Mortgage REIT REIT	4,270
169	EMC Insurance Group, Inc.	4,774
105	Employers Holdings, Inc.	4,452
112	Encore Capital Group, Inc.(b)	4,642
321	Enova International, Inc.(b)	5,746
24	Enstar Group Ltd. (Bermuda)(b)	4,982
175	Entegra Financial Corp.(b)	4,935
143	Enterprise Bancorp, Inc.	4,798
112	Enterprise Financial Services Corp.	5,449
149	Equity Bancshares, Inc., Class A(b)	5,365
318	ESSA Bancorp, Inc.	5,120
110	Essent Group Ltd.(b)	5,117
116	Evans Bancorp, Inc.	4,959
57	Evercore, Inc., Class A	5,731
419	EZCORP, Inc., Class A(b)	4,944
129	Farmers & Merchants Bancorp, Inc.	5,248
125	Farmers Capital Bank Corp.	4,912
339	Farmers National Banc Corp.	4,949
117	FB Financial Corp.(b)	4,947
69	FBL Financial Group, Inc., Class A	4,802
98	FCB Financial Holdings, Inc., Class A(b)	5,370
67	Federal Agricultural Mortgage Corp., Class C	5,377
367	Federated National Holding Co.	5,443
232	Fidelity Southern Corp.	5,559
177	Financial Engines, Inc.	5,036

Schedule of Investments(a)

154	Financial Institutions, Inc.	$4,797
172	First Bancorp, Inc./ME	4,842
1,002	First BanCorp/Puerto Rico(b)	6,012
133	First Bancorp/Southern Pines NC	4,841
156	First Bancshares, Inc. (The)	5,015
162	First Busey Corp.	5,019
216	First Business Financial Services, Inc.	5,286
12	First Citizens BancShares, Inc., Class A	5,105
339	First Commonwealth Financial Corp.	4,905
171	First Community Bancshares, Inc.	4,733
194	First Connecticut Bancorp, Inc.	4,879
94	First Defiance Financial Corp.	5,223
180	First Financial Bancorp	5,130
110	First Financial Bankshares, Inc.	5,109
108	First Financial Corp.	5,000
320	First Financial Northwest, Inc.	5,101
270	First Foundation, Inc.(b)	5,251
175	First Guaranty Bancshares, Inc.	4,602
130	First Internet Bancorp	4,868
127	First Interstate BancSystem, Inc., Class A	5,315
118	First Merchants Corp.	5,093
128	First Mid-Illinois Bancshares, Inc.	4,928
205	First Midwest Bancorp, Inc.	5,096
298	First Northwest Bancorp(b)	5,051
168	First of Long Island Corp. (The)	4,721
74	Firstcash, Inc.	5,409
134	Flagstar Bancorp, Inc.(b)	4,991
183	Flushing Financial Corp.	5,153
144	FNB Bancorp	5,125
151	Franklin Financial Network, Inc.(b)	4,870
276	Fulton Financial Corp.	5,023
649	Gain Capital Holdings, Inc.	4,738
172	GAMCO Investors, Inc., Class A	5,071
1,494	Genworth Financial, Inc., Class A(b)	4,572
141	German American Bancorp, Inc.	4,891
131	Glacier Bancorp, Inc.	5,138
116	Global Indemnity Ltd., Class A (Cayman Islands)(b)	4,913
286	Granite Point Mortgage Trust, Inc. REIT	4,931
351	Great Ajax Corp. REIT	4,689
96	Great Southern Bancorp, Inc.	4,872
124	Great Western Bancorp, Inc.	5,227
227	Green Bancorp, Inc.(b)	5,414
84	Green Dot Corp., Class A(b)	5,146
154	Greene County Bancorp, Inc.	5,452
262	Greenhill & Co., Inc.	4,860
240	Greenlight Capital Re Ltd., Class A(b)	4,860
174	Guaranty Bancorp	4,933
166	Guaranty Bancshares, Inc.	5,256
480	Hallmark Financial Services, Inc.(b)	4,862
149	Hamilton Lane, Inc., Class A	5,555
100	Hancock Holding Co.	5,370
162	Hanmi Financial Corp.	5,103
218	Hannon Armstrong Sustainable Infrastructure Capital, Inc. REIT	4,739
259	HarborOne Bancorp, Inc.(b)	4,781
168	HCI Group, Inc.	5,872
230	Health Insurance Innovations, Inc., Class A(b)	5,968
98	Heartland Financial USA, Inc.	5,209
314	Heritage Commerce Corp.	5,027
161	Heritage Financial Corp.	4,959
290	Heritage Insurance Holdings, Inc.	4,939
211	Hilltop Holdings, Inc.	5,526
23	Hingham Institution for Savings	4,985
116	Home Bancorp, Inc.	4,972
222	Home BancShares, Inc.	5,330
168	HomeStreet, Inc.(b)	4,948
190	HomeTrust Bancshares, Inc.(b)	4,816
275	Hope Bancorp, Inc.	5,236
111	Horace Mann Educators Corp.	4,584
184	Horizon Bancorp	5,603

114	Houlihan Lokey, Inc., Class A	$5,438
218	Howard Bancorp, Inc.(b)	4,578
65	IBERIABANK Corp.	5,492
448	Impac Mortgage Holdings, Inc.(b)(c)	4,122
182	Independence Holding Co.	5,333
72	Independent Bank Corp./MA	5,137
220	Independent Bank Corp./MI	5,071
73	Independent Bank Group, Inc.	5,238
46	Infinity Property & Casualty Corp.	4,657
125	International Bancshares Corp.	5,187
117	INTL FCStone, Inc.(b)	5,089
274	Invesco Mortgage Capital, Inc. REIT(e)	4,450
213	Investar Holding Corp.	5,378
279	Investment Technology Group, Inc.	5,959
356	Investors Bancorp, Inc.	4,874
26	Investors Title Co.	5,057
128	James River Group Holdings Ltd.	4,864
345	Kearny Financial Corp.	4,761
74	Kemper Corp.	4,799
266	Kingstone Cos., Inc.	5,573
119	Kinsale Capital Group, Inc.	5,679
241	KKR Real Estate Finance Trust, Inc.	4,687
365	Ladder Capital Corp., Class A REIT	5,282
1,554	Ladenburg Thalmann Financial Services, Inc.	4,833
248	Lakeland Bancorp, Inc.	4,985
102	Lakeland Financial Corp.	4,903
246	LCNB Corp.	4,797
122	LegacyTexas Financial Group, Inc.	5,373
1,406	LendingClub Corp.(b)	5,146
17	LendingTree, Inc.(b)	6,253
200	Live Oak Bancshares, Inc.	5,380
505	Macatawa Bank Corp.	5,232
737	Maiden Holdings Ltd.	5,196
130	MainSource Financial Group, Inc.	5,115
186	Malvern Bancorp, Inc.(b)	4,445
449	Marlin Business Services Corp.	10,641
111	MB Financial, Inc.	4,749
624	MBIA, Inc.(b)	4,580
476	MBT Financial Corp.	5,355
771	Medley Management, Inc., Class A	4,934
141	Mercantile Bank Corp.	4,919
252	Merchants Bancorp	5,116
255	Meridian Bancorp, Inc.	5,215
55	Meta Financial Group, Inc.	6,435
110	Metropolitan Bank Holding Corp.(b)	5,224
330	MGIC Investment Corp.(b)	4,891
111	Middlefield Banc Corp.	5,517
156	Midland States Bancorp, Inc.	5,006
373	MidSouth Bancorp, Inc.	5,278
141	MidWestOne Financial Group, Inc.	4,664
106	Moelis & Co., Class A	5,480
271	MTGE Investment Corp. REIT	4,607
131	Mutualfirst Financial, Inc.	4,919
158	National Bank Holdings Corp., Class A	5,252
111	National Bankshares, Inc.	4,840
125	National Commerce Corp.(b)	5,669
243	National General Holdings Corp.	4,865
15	National Western Life Group, Inc., Class A	4,858
292	Nationstar Mortgage Holdings, Inc.(b)	5,180
102	Navigators Group, Inc. (The)	4,957
133	NBT Bancorp, Inc.	4,909
94	Nelnet, Inc., Class A	4,898
787	New York Mortgage Trust, Inc. REIT	4,486
298	NI Holdings, Inc.(b)	4,953
89	Nicolet Bankshares, Inc.(b)	4,832
290	NMI Holdings, Inc., Class A(b)	5,321
206	Northeast Bancorp	4,604
292	Northfield Bancorp, Inc.	4,900
138	Northrim Bancorp, Inc.	4,616
301	Northwest Bancshares, Inc.	5,072
160	Norwood Financial Corp.	5,026

Schedule of Investments(a)

184	OceanFirst Financial Corp.	$4,867
171	Oconee Federal Financial Corp.	4,873
1,639	Ocwen Financial Corp.(b)	5,523
534	OFG Bancorp	6,088
130	Ohio Valley Banc Corp.	5,343
164	Old Line Bancshares, Inc.	5,194
284	Old National Bancorp	4,913
173	Old Point Financial Corp.	5,076
398	Old Second Bancorp, Inc.	5,851
316	OM Asset Management PLC	5,653
977	On Deck Capital, Inc.(b)	4,397
179	Oppenheimer Holdings, Inc., Class A	4,923
186	Opus Bank	5,041
529	Orchid Island Capital, Inc. REIT	4,010
309	Oritani Financial Corp.	5,160
197	Orrstown Financial Services, Inc.	4,955
314	Owens Realty Mortgage, Inc. REIT	4,475
534	Pacific Mercantile Bancorp(b)	4,619
129	Pacific Premier Bancorp, Inc.(b)	5,257
47	Park National Corp.	4,936
239	Parke Bancorp, Inc.	4,816
256	PCSB Financial Corp.(b)	5,166
145	Peapack-Gladstone Financial Corp.	5,150
105	Penns Woods Bancorp, Inc.	4,501
234	PennyMac Financial Services, Inc., Class A(b)	5,195
315	PennyMac Mortgage Investment Trust REIT	5,166
160	Peoples Bancorp of North Carolina, Inc.	5,040
151	Peoples Bancorp, Inc.	5,377
106	Peoples Financial Services Corp.	4,816
165	People’s Utah Bancorp	5,214
903	PHH Corp.(b)	8,100
65	Piper Jaffray Cos.	6,000
116	PJT Partners, Inc., Class A	5,493
144	PRA Group, Inc.(b)	5,148
79	Preferred Bank	5,089
263	Premier Financial Bancorp, Inc.	5,002
50	Primerica, Inc.	5,050
207	Provident Bancorp, Inc.(b)	4,978
264	Provident Financial Holdings, Inc.	4,831
184	Provident Financial Services, Inc.	4,841
276	Prudential Bancorp, Inc.	4,778
451	Pzena Investment Management, Inc., Class A	5,642
113	QCR Holdings, Inc.	4,955
230	Radian Group, Inc.	5,076
193	Rbb Bancorp	5,188
339	Redwood Trust, Inc. REIT	5,048
207	Regional Management Corp.(b)	5,871
208	Reliant Bancorp, Inc.	4,992
120	Renasant Corp.	5,168
124	Republic Bancorp, Inc., Class A	4,779
532	Republic First Bancorp, Inc.(b)	4,708
524	Resource Capital Corp. REIT	4,968
545	Riverview Bancorp, Inc.	5,221
87	RLI Corp.	5,591
127	S&T Bancorp, Inc.	5,126
416	Safeguard Scientifics, Inc.(b)	5,200
62	Safety Insurance Group, Inc.	4,814
256	Sandy Spring Bancorp, Inc.	9,682
195	Seacoast Banking Corp. of Florida(b)	5,029
85	Selective Insurance Group, Inc.	4,951
124	ServisFirst Bancshares, Inc.	5,260
282	Shore Bancshares, Inc.	5,138
347	SI Financial Group, Inc.	5,014
188	Sierra Bancorp	5,147
326	Silvercrest Asset Management Group, Inc., Class A	4,890
91	Simmons First National Corp., Class A	5,355
237	SmartFinancial, Inc.(b)	5,167
57	South State Corp.	5,050

120	Southern First Bancshares, Inc.(b)	$5,226
127	Southern Missouri Bancorp, Inc.	4,868
301	Southern National Bancorp of Virginia, Inc.	4,933
146	Southside Bancshares, Inc.	5,012
175	State Auto Financial Corp.	5,210
171	State Bank Financial Corp.	5,217
198	Sterling Bancorp	4,901
125	Stewart Information Services Corp.	5,564
85	Stifel Financial Corp.	5,739
128	Stock Yards Bancorp, Inc.	4,602
187	Summit Financial Group, Inc.	4,806
201	Sun Bancorp, Inc.	4,925
317	Sutherland Asset Management Corp. REIT	4,597
162	Territorial Bancorp, Inc.	4,905
56	Texas Capital Bancshares, Inc.(b)	5,309
329	Third Point Reinsurance Ltd. (Bermuda)(b)	4,688
184	Timberland Bancorp, Inc.	5,134
801	Tiptree, Inc.	4,926
59	Tompkins Financial Corp.	4,860
309	TowneBank	9,440
260	Tpg RE Finance Trust, Inc. REIT	4,893
121	TriCo Bancshares	4,475
213	TriState Capital Holdings, Inc.(b)	5,123
153	Triumph Bancorp, Inc.(b)	5,891
169	Trupanion, Inc.(b)	5,901
556	TrustCo Bank Corp. NY	4,782
152	Trustmark Corp.	4,832
279	Two River Bancorp	5,025
68	UMB Financial Corp.	5,180
237	Umpqua Holdings Corp.	5,131
272	Union Bankshares Corp.	10,268
98	Union Bankshares, Inc.	5,297
141	United Bankshares, Inc.	5,189
179	United Community Banks, Inc.	5,671
521	United Community Financial Corp.	5,080
277	United Financial Bancorp, Inc.	4,643
107	United Fire Group, Inc.	4,643
306	United Insurance Holdings Corp.	5,912
472	United Security Bancshares	5,216
249	Unity Bancorp, Inc.	5,117
196	Universal Insurance Holdings, Inc.	5,762
179	Univest Corp. of Pennsylvania	5,012
433	Valley National Bancorp	5,443
184	Veritex Holdings, Inc.(b)	5,246
301	Virtu Financial, Inc., Class A	5,749
43	Virtus Investment Partners, Inc.	5,504
235	Waddell & Reed Financial, Inc., Class A	5,405
105	Walker & Dunlop, Inc.(b)	4,877
147	Washington Federal, Inc.	5,277
94	Washington Trust Bancorp, Inc.	5,057
272	Waterstone Financial, Inc.	4,651
124	WesBanco, Inc.	5,085
191	West Bancorporation, Inc.	4,890
83	Westamerica Bancorporation	4,928
502	Western Asset Mortgage Capital Corp. REIT	4,684
461	Western New England Bancorp, Inc.	5,002
75	Westwood Holdings Group, Inc.	4,910
61	Wintrust Financial Corp.	5,240
432	WisdomTree Investments, Inc.	5,007
5,701	WMIH Corp.(b)	5,376
64	World Acceptance Corp.(b)	7,555
102	WSFS Financial Corp.	5,212

		2,030,126

	Health Care - 12.5%
886	AAC Holdings, Inc.(b)	7,930
167	Abaxis, Inc.	11,966
499	Abeona Therapeutics, Inc.(b)	7,610
279	Accelerate Diagnostics, Inc.(b)	8,063
226	Acceleron Pharma, Inc.(b)	9,381
1,530	Accuray, Inc.(b)	8,644
2,001	Aceto Corp.	22,031

Schedule of Investments(a)

743	Achaogen, Inc.(b)	$8,151
2,715	Achillion Pharmaceuticals, Inc.(b)	7,195
356	Aclaris Therapeutics, Inc.(b)	7,875
380	Acorda Therapeutics, Inc.(b)	9,861
220	Adamas Pharmaceuticals, Inc.(b)	8,325
242	Addus HomeCare Corp.(b)	8,676
979	Aduro Biotech, Inc.(b)	6,168
2,763	Advaxis, Inc.(b)	8,178
138	Aerie Pharmaceuticals, Inc.(b)	7,569
2,175	Agenus, Inc.(b)	7,852
780	Aileron Therapeutics, Inc.(b)	7,199
231	Aimmune Therapeutics, Inc.(b)	8,134
443	Akcea Therapeutics, Inc.(b)	9,591
508	Akebia Therapeutics, Inc.(b)	7,508
721	Alder Biopharmaceuticals, Inc.(b)	10,202
531	Allena Pharmaceuticals, Inc.(b)	4,429
557	Allscripts Healthcare Solutions, Inc.(b)	8,305
136	Almost Family, Inc.(b)	7,759
559	AMAG Pharmaceuticals, Inc.(b)	8,022
145	Amedisys, Inc.(b)	7,775
545	American Renal Associates Holdings, Inc.(b)	10,306
611	Amicus Therapeutics, Inc.(b)	9,910
161	AMN Healthcare Services, Inc.(b)	8,638
430	Amphastar Pharmaceuticals, Inc.(b)	8,015
91	Analogic Corp.	7,544
89	Anaptysbio, Inc.(b)	9,380
2,181	Anavex Life Sciences Corp.(b)	6,172
462	AngioDynamics, Inc.(b)	8,043
117	ANI Pharmaceuticals, Inc.(b)	7,858
149	Anika Therapeutics, Inc.(b)	9,941
4,500	Antares Pharma, Inc.(b)	9,405
563	Apellis Pharmaceuticals, Inc.(b)	9,346
1,451	Aratana Therapeutics, Inc.(b)	6,718
1,324	Ardelyx, Inc.(b)	9,599
250	Arena Pharmaceuticals, Inc.(b)	9,355
730	Array BioPharma, Inc.(b)	10,819
184	Assembly Biosciences, Inc.(b)	8,681
3,841	Asterias Biotherapeutics, Inc.(b)	8,066
575	Atara Biotherapeutics, Inc.(b)	21,735
502	Athenex, Inc.(b)	7,269
4,234	Athersys, Inc.(b)	7,410
439	AtriCure, Inc.(b)	7,160
13	Atrion Corp.	7,480
273	Audentes Therapeutics, Inc.(b)	9,582
80	Avexis, Inc.(b)	9,898
298	AxoGen, Inc.(b)	8,284
1,570	Axovant Sciences Ltd.(b)	3,187
856	Bellicum Pharmaceuticals, Inc.(b)	5,204
1,724	BioCryst Pharmaceuticals, Inc.(b)	7,758
380	Biohaven Pharmaceutical Holding Co., Ltd.(b)	13,133
2,948	BioScrip, Inc.(b)	8,225
183	BioSpecifics Technologies Corp.(b)	7,836
281	BioTelemetry, Inc.(b)	9,596
3,240	BioTime, Inc.(b)	9,428
47	Bluebird Bio, Inc.(b)	9,630
110	Blueprint Medicines Corp.(b)	8,652
812	Calithera Biosciences, Inc.(b)	6,496
397	Calyxt, Inc.(b)	10,342
160	Cambrex Corp.(b)	9,016
74	Cantel Medical Corp.	8,209
526	Capital Senior Living Corp.(b)	5,933
603	Cara Therapeutics, Inc.(b)	8,846
322	Cardiovascular Systems, Inc.(b)	7,957
1,984	Cascadian Therapeutics, Inc.(b)	19,959
2,046	Castlight Health, Inc., Class B(b)	7,570
200	Catalent, Inc.(b)	9,308
1,890	Catalyst Pharmaceuticals, Inc.(b)	6,407
438	Celcuity, Inc.(b)	7,389
2,687	Celldex Therapeutics, Inc.(b)	7,416
2,157	Cerus Corp.(b)	9,556

33	Chemed Corp.	$8,599
1,331	ChemoCentryx, Inc.(b)	12,445
1,736	Chimerix, Inc.(b)	8,315
420	Civitas Solutions, Inc.(b)	7,371
1,271	Clearside BioMedical, Inc.(b)	8,262
132	Clovis Oncology, Inc.(b)	7,986
933	Coherus Biosciences, Inc.(b)	9,423
430	Collegium Pharmaceutical, Inc.(b)	10,251
1,872	Community Health Systems, Inc.(b)	10,577
267	Computer Programs & Systems, Inc.	7,997
1,964	Conatus Pharmaceuticals, Inc.(b)	10,920
317	Concert Pharmaceuticals, Inc.(b)	6,365
3,099	ConforMIS, Inc.(b)	4,308
151	CONMED Corp.	8,725
1,051	Corbus Pharmaceuticals Holdings, Inc.(b)	7,883
477	Corcept Therapeutics, Inc.(b)	10,978
6,729	Corindus Vascular Robotics, Inc.(b)	7,738
716	Corium International, Inc.(b)	9,129
141	CorVel Corp.(b)	7,283
738	Corvus Pharmaceuticals, Inc.(b)	6,214
249	Cotiviti Holdings, Inc.(b)	8,715
556	Cross Country Healthcare, Inc.(b)	7,790
414	CryoLife, Inc.(b)	7,804
9,381	Curis, Inc.(b)	5,789
194	Cutera, Inc.(b)	9,622
974	Cytokinetics, Inc.(b)	8,961
392	CytomX Therapeutics, Inc.(b)	10,486
441	Deciphera Pharmaceuticals, Inc.(b)	11,466
946	Depomed, Inc.(b)	6,953
318	Dermira, Inc.(b)	9,069
3,493	Diplomat Pharmacy, Inc.(b)	94,276
264	Dova Pharmaceuticals, Inc.(b)	8,411
7,720	Durect Corp.(b)	9,187
103	Dyax Corp.(b)(d)	114
446	Dynavax Technologies Corp.(b)	7,181
138	Eagle Pharmaceuticals, Inc.(b)	8,248
854	Edge Therapeutics, Inc.(b)	10,880
306	Editas Medicine, Inc.(b)	11,172
186	Emergent Biosolutions, Inc.(b)	9,075
165	Enanta Pharmaceuticals, Inc.(b)	14,017
160	Encompass Health Corp.	8,467
1,462	Endologix, Inc.(b)	6,053
345	Ensign Group, Inc. (The)	7,945
328	Entellus Medical, Inc.(b)	7,888
829	Enzo Biochem, Inc.(b)	6,101
606	Epizyme, Inc.(b)	9,787
144	Esperion Therapeutics, Inc.(b)	10,441
809	Evolent Health, Inc., Class A(b)	11,407
145	Exact Sciences Corp.(b)	7,208
157	Exactech, Inc.(b)	7,866
1,881	Fate Therapeutics, Inc.(b)	17,192
174	FibroGen, Inc.(b)	10,188
341	Five Prime Therapeutics, Inc.(b)	6,820
314	Flexion Therapeutics, Inc.(b)	7,093
1,345	Fluidigm Corp.(b)	8,245
336	Fonar Corp.(b)	8,249
2,206	Fortress Biotech, Inc.(b)	8,736
127	Foundation Medicine, Inc.(b)	8,814
403	G1 Therapeutics, Inc.(b)	9,636
10,624	Genesis Healthcare, Inc., Class A(b)	10,412
1,850	GenMark Diagnostics, Inc.(b)	10,064
264	Genomic Health, Inc.(b)	8,767
3,957	Geron Corp.(b)(c)	9,695
304	Glaukos Corp.(b)	9,123
180	Global Blood Therapeutics, Inc.(b)	10,422
200	Globus Medical, Inc., Class A(b)	9,208
139	Haemonetics Corp.(b)	8,986
415	Halozyme Therapeutics, Inc.(b)	7,752
167	Halyard Health, Inc.(b)	8,151
165	HealthEquity, Inc.(b)	8,352
400	HealthStream, Inc.(b)	9,408
510	Heron Therapeutics, Inc.(b)	11,042

Schedule of Investments(a)

96	Heska Corp.(b)	$7,483
481	HMS Holdings Corp.(b)	8,240
542	Horizon Pharma PLC(b)	7,886
37	ICU Medical, Inc.(b)	8,471
4,080	Idera Pharmaceuticals, Inc.(b)	7,466
499	Ignyta, Inc.(b)	13,423
2,020	Immune Design Corp.(b)	6,868
1,302	ImmunoGen, Inc.(b)	11,952
664	Immunomedics, Inc.(b)	11,069
482	Impax Laboratories, Inc.(b)	9,375
612	Innoviva, Inc.(b)	8,929
68	Inogen, Inc.(b)	8,285
697	Inovalon Holdings, Inc., Class A(b)	9,061
1,799	Inovio Pharmaceuticals, Inc.(b)	8,203
273	Insmed, Inc.(b)	6,945
116	Insulet Corp.(b)	8,877
1,345	Insys Therapeutics, Inc.(b)(c)	12,724
176	Integer Holdings Corp.(b)	8,826
164	Integra LifeSciences Holdings Corp.(b)	8,636
373	Intellia Therapeutics, Inc.(b)	9,586
263	Intersect ENT, Inc.(b)	9,823
523	Intra-Cellular Therapies, Inc.(b)	8,901
453	Invacare Corp.	8,335
908	Invitae Corp.(b)	6,256
922	Iovance Biotherapeutics, Inc.(b)	14,337
149	iRhythm Technologies, Inc.(b)	8,885
523	Ironwood Pharmaceuticals, Inc., Class A(b)	7,746
545	Jounce Therapeutics, Inc.(b)	13,178
461	K2M Group Holdings, Inc.(b)	9,713
414	Kala Pharmaceuticals, Inc.(b)	6,301
741	Karyopharm Therapeutics, Inc.(b)	8,759
1,740	Keryx Biopharmaceuticals, Inc.(b)(c)	8,056
1,044	Kindred Biosciences, Inc.(b)	9,135
1,018	Kindred Healthcare, Inc.	9,366
557	Kura Oncology, Inc.(b)	10,917
246	La Jolla Pharmaceutical Co.(b)	8,428
281	Lannett Co., Inc.(b)	5,718
382	Lantheus Holdings, Inc.(b)	8,786
244	LeMaitre Vascular, Inc.	8,491
796	Lexicon Pharmaceuticals, Inc.(b)	8,740
123	LHC Group, Inc.(b)	7,724
61	Ligand Pharmaceuticals, Inc.(b)	9,615
94	LivaNova PLC(b)	8,042
99	Loxo Oncology, Inc.(b)	10,046
384	Luminex Corp.	7,753
414	MacroGenics, Inc.(b)	9,344
96	Madrigal Pharmaceuticals, Inc.(b)	14,248
80	Magellan Health, Inc.(b)	7,968
92	Masimo Corp.(b)	8,670
5,665	Matinas Biopharma Holdings, Inc.(b)	5,552
299	Medicines Co. (The)(b)	9,906
1,144	MediciNova, Inc.(b)	10,113
120	Medidata Solutions, Inc.(b)	8,173
227	Medpace Holdings, Inc.(b)	8,338
529	Melinta Therapeutics, Inc.(b)	7,380
561	Meridian Bioscience, Inc.	8,780
180	Merit Medical Systems, Inc.(b)	8,361
752	Merrimack Pharmaceuticals, Inc.	7,896
493	Mersana Therapeutics, Inc.(b)	7,025
692	MiMedx Group, Inc.(b)	11,591
1,407	Minerva Neurosciences, Inc.(b)	9,005
986	Miragen Therapeutics, Inc.(b)	7,395
106	Molina Healthcare, Inc.(b)	9,684
635	Momenta Pharmaceuticals, Inc.(b)	10,795
213	MyoKardia, Inc.(b)	10,991
238	Myriad Genetics, Inc.(b)	8,777
1,065	Nanostring Technologies, Inc.(b)	8,009
2,607	Nanthealth, Inc.(b)	8,968
1,590	NantKwest, Inc.(b)	7,028
810	Natera, Inc.(b)	8,432
124	National Healthcare Corp.	7,734
233	National Research Corp., Class A	8,772

208	Natus Medical, Inc.(b)	$6,458
144	Nektar Therapeutics, Class A(b)	12,040
125	Neogen Corp.(b)	7,379
861	NeoGenomics, Inc.(b)	6,647
843	Neos Therapeutics, Inc.(b)	8,936
116	Nevro Corp.(b)	9,310
980	NewLink Genetics Corp.(b)	8,085
5,585	Novavax, Inc.(b)	11,282
2,250	Novelion Therapeutics, Inc. (Canada)(b)	11,723
386	Novocure Ltd.(b)	8,666
136	NuVasive, Inc.(b)	6,646
308	NxStage Medical, Inc.(b)	7,709
2,309	Nymox Pharmaceutical Corp. (Canada)(b)	7,758
1,037	Obalon Therapeutics, Inc.(b)	4,252
1,964	Ocular Therapeutix, Inc.(b)	10,743
391	Omeros Corp.(b)	6,330
155	Omnicell, Inc.(b)	7,603
439	Optinose, Inc.(b)	8,319
458	OraSure Technologies, Inc.(b)	9,966
5,506	Organovo Holdings, Inc.(b)	7,708
149	Orthofix International NV(b)	8,559
413	Orthopediatrics Corp.(b)	7,021
1,592	Otonomy, Inc.(b)	9,234
658	Ovid Therapeutics, Inc.(b)	5,593
418	Owens & Minor, Inc.	8,803
567	Oxford Immunotec Global PLC(b)	6,583
2,842	Pacific Biosciences of California, Inc.(b)	8,071
178	Pacira Pharmaceuticals, Inc.(b)	6,479
446	Paratek Pharmaceuticals, Inc.(b)	6,802
2,822	PDL BioPharma, Inc.(b)	7,789
78	Penumbra, Inc.(b)	7,769
377	Petiq, Inc., Class A(b)	9,048
241	Phibro Animal Health Corp., Class A	8,206
1,283	Pieris Pharmaceuticals, Inc.(b)	9,661
149	Portola Pharmaceuticals, Inc.(b)	7,645
97	PRA Health Sciences, Inc.(b)	8,833
171	Prestige Brands Holdings, Inc.(b)	7,153
1,318	Progenics Pharmaceuticals, Inc.(b)	7,710
408	Protagonist Therapeutics, Inc.(b)	9,327
194	Prothena Corp. PLC (Ireland)(b)	8,109
134	Providence Service Corp. (The)(b)	8,620
470	PTC Therapeutics, Inc.(b)	12,356
344	Pulse Biosciences, Inc.(b)	6,976
75	Puma Biotechnology, Inc.(b)	5,014
567	Quality Systems, Inc.(b)	7,371
199	Quidel Corp.(b)	9,110
1,722	Quotient Ltd.(b)	5,020
1,950	R1 Rcm, Inc.(b)	10,043
1,027	Ra Pharmaceuticals, Inc.(b)	7,559
287	Radius Health, Inc.(b)	10,808
809	RadNet, Inc.(b)	8,211
301	Reata Pharmaceuticals, Inc., Class A(b)	8,579
812	Recro Pharma, Inc.(b)	6,991
260	REGENXBIO, Inc.(b)	6,968
228	Repligen Corp.(b)	8,064
366	Retrophin, Inc.(b)	8,751
241	Revance Therapeutics, Inc.(b)	7,784
279	Rhythm Pharmaceuticals, Inc.(b)	8,808
2,030	Rigel Pharmaceuticals, Inc.(b)	8,120
1,356	Rockwell Medical, Inc.(b)(c)	7,560
1,751	RTI Surgical, Inc.(b)	7,880
56	Sage Therapeutics, Inc.(b)	10,629
458	Sangamo Therapeutics, Inc.(b)	9,549
147	Sarepta Therapeutics, Inc.(b)	9,634
440	Select Medical Holdings Corp.(b)	7,788
794	Selecta Biosciences, Inc.(b)	7,257
783	Seres Therapeutics, Inc.(b)	7,908
399	Sienna Biopharmaceuticals, Inc.(b)	7,022
608	Sientra, Inc.(b)	7,667
671	Simulations Plus, Inc.	10,837
112	Spark Therapeutics, Inc.(b)	6,278
415	Spectrum Pharmaceuticals, Inc.(b)	8,939

Schedule of Investments(a)

750	Spero Therapeutics, Inc.(b)	$9,075
468	STAAR Surgical Co.(b)	7,348
526	Stemline Therapeutics, Inc.(b)	8,390
1,231	Strongbridge Biopharma PLC(b)	8,309
505	Sucampo Pharmaceuticals, Inc., Class A(b)	9,065
210	Supernus Pharmaceuticals, Inc.(b)	8,201
890	Surgery Partners, Inc.(b)	13,840
255	SurModics, Inc.(b)	7,472
978	Syndax Pharmaceuticals, Inc.(b)	10,660
201	Syneos Health, Inc.(b)	7,708
4,280	Synergy Pharmaceuticals, Inc.(b)(c)	9,330
612	Syros Pharmaceuticals, Inc.(b)	5,863
275	Tabula Rasa Healthcare, Inc.(b)	9,853
292	Tactile Systems Technology, Inc.(b)	9,207
233	Teladoc, Inc.(b)	8,714
2,099	Teligent, Inc.(b)	6,402
596	Tenet Healthcare Corp.(b)	11,252
1,349	Tetraphase Pharmaceuticals, Inc.(b)	7,878
955	TG Therapeutics, Inc.(b)	10,983
1,296	TherapeuticsMD, Inc.(b)	7,620
304	Theravance Biopharma, Inc. (Cayman Islands)(b)	8,038
222	Tivity Health, Inc.(b)	8,603
99	Tobira Therapeutics, Inc.(b)(d)	1,360
743	Tocagen, Inc.(b)	9,666
5,506	Trevena, Inc.(b)	8,975
293	Triple-S Management Corp., Class B(b)	6,733
111	U.S. Physical Therapy, Inc.	8,430
171	Ultragenyx Pharmaceutical, Inc.(b)	9,123
96	Utah Medical Products, Inc.	8,650
567	Vanda Pharmaceuticals, Inc.(b)	8,987
210	Varex Imaging Corp.(b)	8,919
1,881	VBI Vaccines, Inc.(b)	7,524
1,229	Veracyte, Inc.(b)	7,853
3,499	Versartis, Inc.(b)	6,998
893	Viewray, Inc.(b)	7,974
1,595	Viveve Medical, Inc.(b)	6,859
372	Vocera Communications, Inc.(b)	10,900
574	Voyager Therapeutics, Inc.(b)	11,847
216	WaVe Life Sciences Ltd.(b)	8,640
349	Wright Medical Group NV(b)	7,940
1,763	XBiotech, Inc.(b)(c)	8,674
354	Xencor, Inc.(b)	8,057
1,816	ZIOPHARM Oncology, Inc.(b)(c)	7,155
218	Zogenix, Inc.(b)	7,924
669	Zynerba Pharmaceuticals, Inc.(b)(c)	8,088

		3,013,003

	Industrials - 14.0%
574	AAON, Inc.	20,894
237	AAR Corp.	9,591
234	ABM Industries, Inc.	8,899
2,577	Acacia Research Corp.(b)	9,406
781	ACCO Brands Corp.(b)	9,255
394	Actuant Corp., Class A	9,751
447	Advanced Disposal Services, Inc.(b)	10,893
895	Advanced Drainage Systems, Inc.	22,106
375	Aegion Corp.(b)	9,405
328	Aerojet Rocketdyne Holdings, Inc.(b)	9,020
182	Aerovironment, Inc.(b)	9,348
422	Air Transport Services Group, Inc.(b)	10,491
425	Aircastle Ltd.	10,039
89	Alamo Group, Inc.	10,238
160	Albany International Corp., Class A	10,152
68	Allegiant Travel Co.	10,829
316	Allied Motion Technologies, Inc.	11,013
210	Altra Industrial Motion Corp.	11,004
3,026	Ameresco, Inc., Class A(b)	26,326
255	American Railcar Industries, Inc.	10,001
78	American Woodmark Corp.(b)	10,596
431	Apogee Enterprises, Inc.	19,615
160	Applied Industrial Technologies, Inc.	11,800
3,845	Aqua Metals, Inc.(b)	6,998

4,437	ARC Document Solutions, Inc.(b)	$10,738
267	ArcBest Corp.	9,492
229	Argan, Inc.	9,984
1,244	Armstrong Flooring, Inc.(b)	19,270
184	Astec Industries, Inc.	11,482
231	Astronics Corp.(b)	10,303
472	Atkore International Group, Inc.(b)	11,035
176	Atlas Air Worldwide Holdings, Inc.(b)	9,909
226	Avis Budget Group, Inc.(b)	10,161
416	Axon Enterprise, Inc.(b)(c)	11,007
213	AZZ, Inc.	9,691
2,174	Babcock & Wilcox Enterprises, Inc.(b)	14,131
157	Barnes Group, Inc.	10,329
156	Barrett Business Services, Inc.	10,872
336	Beacon Roofing Supply, Inc.(b)	20,328
629	BG Staffing, Inc.	9,989
564	Blue Bird Corp.(b)	11,929
887	BMC Stock Holdings, Inc.(b)	19,869
259	Brady Corp., Class A	9,907
402	Briggs & Stratton Corp.	9,720
127	Brink’s Co. (The)	10,592
1,014	Builders FirstSource, Inc.(b)	21,720
878	Caesarstone Ltd.(b)	18,614
309	CAI International, Inc.(b)	8,732
482	Casella Waste Systems, Inc., Class A(b)	12,330
675	CBIZ, Inc.(b)	11,137
2,039	CECO Environmental Corp.	9,237
220	Chart Industries, Inc.(b)	10,905
593	Chicago Bridge & Iron Co. NV	12,376
218	CIRCOR International, Inc.	11,558
2,239	Cogint, Inc.(b)	8,172
262	Columbus McKinnon Corp.	10,729
485	Comfort Systems USA, Inc.	20,661
922	Commercial Vehicle Group, Inc.(b)	11,405
762	Continental Building Products, Inc.(b)	21,679
1,794	Costamare, Inc. (Monaco)	11,697
679	Covanta Holding Corp.	11,102
340	Covenant Transportation Group, Inc., Class A(b)	9,972
226	CRA International, Inc.	10,493
215	CSW Industrials, Inc.(b)	10,298
169	Cubic Corp.	9,810
83	Curtiss-Wright Corp.	10,845
762	Daseke, Inc.(b)	10,287
141	Deluxe Corp.	10,472
931	DMC Global, Inc.	21,320
262	Douglas Dynamics, Inc.	10,794
370	Ducommun, Inc.(b)	10,797
370	DXP Enterprises, Inc.(b)	12,658
94	Dycom Industries, Inc.(b)	10,971
2,346	Eagle Bulk Shipping, Inc.(b)	11,120
754	Eastern Co. (The)	20,169
372	Echo Global Logistics, Inc.(b)	10,862
127	EMCOR Group, Inc.	10,323
210	Encore Wire Corp.	10,626
1,229	Energous Corp.(b)	22,835
982	Energy Recovery, Inc.(b)	7,591
150	EnerSys	10,546
364	Engility Holdings, Inc.(b)	9,522
502	Ennis, Inc.	9,990
116	EnPro Industries, Inc.	10,207
331	Envirostar, Inc.	12,677
163	ESCO Technologies, Inc.	9,967
1,143	Essendant, Inc.	10,344
144	Esterline Technologies Corp.(b)	10,591
883	ExOne Co. (The)(b)	8,671
138	Exponent, Inc.	10,233
496	Federal Signal Corp.	10,089
222	Forrester Research, Inc.	9,690
173	Forward Air Corp.	10,503
1,411	Foundation Building Materials, Inc.(b)	20,925
475	Franklin Covey Co.(b)	13,680

Schedule of Investments(a)

220	Franklin Electric Co., Inc.	$9,966
611	FreightCar America, Inc.	9,519
232	FTI Consulting, Inc.(b)	10,085
163	GATX Corp.	11,596
889	Genco Shipping & Trading Ltd.(b)	11,566
604	Gencor Industries, Inc.(b)	10,147
208	Generac Holdings, Inc.(b)	10,177
341	General Cable Corp.	10,128
666	Gibraltar Industries, Inc.(b)	24,709
611	Global Brass & Copper Holdings, Inc.	19,644
536	GMS, Inc.(b)	18,374
323	Gorman-Rupp Co. (The)	9,131
439	GP Strategies Corp.(b)	10,953
542	Graham Corp.	11,599
155	Granite Construction, Inc.	10,337
1,983	Great Lakes Dredge & Dock Corp.(b)	9,320
198	Greenbrier Cos., Inc. (The)	9,930
946	Griffon Corp.	18,967
275	H&E Equipment Services, Inc.	10,829
593	Hardinge, Inc.	11,184
567	Harsco Corp.(b)	10,149
244	Hawaiian Holdings, Inc.(b)	9,113
1,891	HC2 Holdings, Inc.(b)	11,346
198	Healthcare Services Group, Inc.	10,926
441	Heartland Express, Inc.	10,006
419	Heidrick & Struggles International, Inc.	11,062
165	Herc Holdings, Inc.(b)	10,844
520	Heritage-Crystal Clean, Inc.(b)	11,310
298	Herman Miller, Inc.	12,069
457	Hertz Global Holdings, Inc.(b)	10,479
1,807	Hill International, Inc.(b)	10,300
222	Hillenbrand, Inc.	9,835
303	HNI Corp.	11,784
215	Hub Group, Inc., Class A(b)	10,331
1,843	Hudson Technologies, Inc.(b)	11,574
240	Hurco Cos., Inc.	10,836
251	Huron Consulting Group, Inc.(b)	10,078
3,163	Huttig Building Products, Inc.(b)	22,331
119	Hyster-Yale Materials Handling, Inc.	10,078
193	ICF International, Inc.(b)	10,248
538	IES Holdings, Inc.(b)	9,415
1,007	InnerWorkings, Inc.(b)	10,080
176	Insperity, Inc.	10,780
772	Insteel Industries, Inc.	24,187
846	Interface, Inc.	21,108
550	Jeld-Wen Holding, Inc.(b)	21,604
88	John Bean Technologies Corp.	10,010
98	Kadant, Inc.	9,824
173	Kaman Corp.	10,847
541	KBR, Inc.	11,004
351	Kelly Services, Inc., Class A	9,937
222	Kennametal, Inc.	10,829
2,113	KeyW Holding Corp. (The)(b)	14,157
388	Kforce, Inc.	10,069
563	Kimball International, Inc., Class B	10,455
167	KLX, Inc.(b)	11,800
235	Knight-Swift Transportation Holdings, Inc., Class A(b)	11,701
491	Knoll, Inc.	11,264
243	Korn/Ferry International	10,828
963	Kratos Defense & Security Solutions, Inc.(b)	10,988
842	Lawson Products, Inc.(b)	19,997
895	Layne Christensen Co.(b)	12,074
903	LB Foster Co., Class A(b)	24,516
109	Lindsay Corp.	9,724
619	LSC Communications, Inc.	8,468
3,159	LSI Industries, Inc.	25,082
193	Lydall, Inc.(b)	9,225
248	Manitowoc Co., Inc. (The)(b)	9,940
506	Marten Transport Ltd.	11,739
293	Masonite International Corp.(b)	20,437
220	MasTec, Inc.(b)	11,748

353	Matson, Inc.	$12,076
171	Matthews International Corp., Class A	9,576
216	McGrath RentCorp	10,325
208	Mercury Systems, Inc.(b)	9,988
392	Meritor, Inc.(b)	10,694
565	Milacron Holdings Corp.(b)	10,718
391	Miller Industries, Inc.	10,186
450	Mistras Group, Inc.(b)	9,589
295	Mobile Mini, Inc.	11,166
117	Moog, Inc., Class A(b)	10,537
1,308	MRC Global, Inc.(b)	23,518
123	MSA Safety, Inc.	9,632
578	Mueller Industries, Inc.	19,126
1,698	Mueller Water Products, Inc., Class A	19,748
134	Multi-Color Corp.	10,385
284	MYR Group, Inc.(b)	9,622
89	National Presto Industries, Inc.	9,047
535	Navigant Consulting, Inc.(b)	10,978
7,961	Navios Maritime Holdings, Inc. (Monaco)(b)	9,712
249	Navistar International Corp.(b)	11,412
1,092	NCI Building Systems, Inc.(b)	20,147
2,631	Nexeo Solutions, Inc.(b)	24,810
1,613	NL Industries, Inc.(b)	20,969
758	NN, Inc.	21,830
1,187	Northwest Pipe Co.(b)	22,553
2,684	NOW, Inc.(b)	31,644
190	NV5 Global, Inc.(b)	9,262
336	Omega Flex, Inc.	20,550
163	On Assignment, Inc.(b)	12,481
1,335	Orion Group Holdings, Inc.(b)	10,039
234	Park-Ohio Holdings Corp.	9,746
319	Patrick Industries, Inc.(b)	20,432
1,284	PGT Innovations, Inc.(b)	20,480
4,248	Plug Power, Inc.(b)	8,199
1,153	Ply Gem Holdings, Inc.(b)	24,732
361	Powell Industries, Inc.	11,765
131	Preformed Line Products Co.	9,676
363	Primoris Services Corp.	9,438
105	Proto Labs, Inc.(b)	11,482
440	Quad/Graphics, Inc., Class A	9,733
1,005	Quanex Building Products Corp.	20,803
2,247	Radiant Logistics, Inc.(b)	10,808
298	Raven Industries, Inc.	11,488
165	RBC Bearings, Inc.(b)	20,790
651	Resources Connection, Inc.	10,644
376	REV Group, Inc.	11,002
2,807	Revolution Lighting Technologies, Inc.(b)	9,965
846	Rexnord Corp.(b)	23,781
1,179	Roadrunner Transportation Systems, Inc.(b)	6,567
787	RPX Corp.	11,049
1,142	RR Donnelley & Sons Co.	9,330
207	Rush Enterprises, Inc., Class A(b)	11,188
3,314	Safe Bulkers, Inc. (Greece)(b)	11,367
149	Saia, Inc.(b)	11,257
372	Schneider National, Inc., Class B	10,892
1,396	Scorpio Bulkers, Inc.(b)	10,610
344	Simpson Manufacturing Co., Inc.	20,207
129	Siteone Landscape Supply, Inc.(b)	9,825
196	SkyWest, Inc.	10,927
259	SP Plus Corp.(b)	9,984
638	Spartan Motors, Inc.	8,549
463	Sparton Corp.(b)	10,654
323	SPX Corp.(b)	10,094
223	SPX FLOW, Inc.(b)	10,341
99	Standex International Corp.	10,390
699	Steelcase, Inc., Class A	10,869
563	Sterling Construction Co., Inc.(b)	7,854
174	Sun Hydraulics Corp.	10,802
4,725	Sunrun, Inc.(b)	29,909
741	Team, Inc.(b)	12,597
157	Tennant Co.	10,582

Schedule of Investments(a)

210	Tetra Tech, Inc.	$10,437
455	Textainer Group Holdings Ltd.(b)	11,148
437	Thermon Group Holdings, Inc.(b)	10,130
864	Titan International, Inc.	11,500
450	Titan Machinery, Inc.(b)	9,670
1,515	TPI Composites, Inc.(b)	30,421
186	Trex Co., Inc.(b)	20,756
384	TriMas Corp.(b)	10,214
229	TriNet Group, Inc.(b)	10,046
268	Triton International Ltd. (Bermuda)(b)	10,345
380	Triumph Group, Inc.	11,077
370	TrueBlue, Inc.(b)	10,119
376	Tutor Perini Corp.(b)	9,306
380	Twin Disc, Inc.(b)	11,202
61	UniFirst Corp.	10,083
542	Universal Forest Products, Inc.	20,233
432	Universal Logistics Holdings, Inc.	10,044
201	US Ecology, Inc.	10,502
328	Vectrus, Inc.(b)	9,971
761	Veritiv Corp.(b)	21,841
162	Viad Corp.	9,202
443	Vicor Corp.(b)	8,107
215	VSE Corp.	10,653
496	Wabash National Corp.	12,812
162	WageWorks, Inc.(b)	9,809
136	Watts Water Technologies, Inc., Class A	10,846
265	Werner Enterprises, Inc.	10,785
1,488	Wesco Aircraft Holdings, Inc.(b)	10,639
427	Willdan Group, Inc.(b)	9,676
396	Willis Lease Finance Corp.(b)	10,692
134	Woodward, Inc.	10,388
725	YRC Worldwide, Inc.(b)	11,578

		3,374,397

	Information Technology - 13.3%
150	2U, Inc.(b)	11,140
1,108	3D Systems Corp.(b)(c)	11,346
3,614	8x8, Inc.(b)	63,968
1,375	A10 Networks, Inc.(b)	8,429
266	Acacia Communications, Inc.(b)	9,818
476	ACI Worldwide, Inc.(b)	11,157
688	Actua Corp.(b)	10,733
392	Acxiom Corp.(b)	10,611
484	ADTRAN, Inc.	7,744
141	Advanced Energy Industries, Inc.(b)	10,029
1,964	Aerohive Networks, Inc.(b)	8,072
857	Agilysys, Inc.(b)	10,284
1,540	Akoustis Technologies, Inc.(b)(c)	8,963
283	Alarm.com Holdings, Inc.(b)	10,862
612	Alpha & Omega Semiconductor Ltd.(b)	10,275
399	Alteryx, Inc., Class A(b)	10,933
184	Ambarella, Inc.(b)	9,274
1,466	Amber Road, Inc.(b)	10,643
899	American Software, Inc., Class A	11,264
1,043	Amkor Technology, Inc.(b)	10,493
153	Anixter International, Inc.(b)	12,806
259	AppFolio, Inc., Class A(b)	10,969
276	Applied Optoelectronics, Inc.(b)	8,940
466	Apptio, Inc., Class A(b)	11,906
954	Aquantia Corp.(b)	12,478
160	Aspen Technology, Inc.(b)	12,392
1,799	Avid Technology, Inc.(b)	9,715
611	AVX Corp.	10,961
350	Axcelis Technologies, Inc.(b)	9,065
1,252	AXT, Inc.(b)	9,891
221	Badger Meter, Inc.	10,652
389	Barracuda Networks, Inc.(b)	10,717
1,964	Bazaarvoice, Inc.(b)	10,802
424	Bel Fuse, Inc., Class B	8,713
254	Belden, Inc.	21,532
363	Benchmark Electronics, Inc.(b)	10,509
400	Benefitfocus, Inc.(b)	10,080
111	Blackbaud, Inc.	10,636

145	Blackhawk Network Holdings, Inc., Class A(b)	$6,590
312	Blackline, Inc.(b)	10,368
528	Blucora, Inc.(b)	12,883
318	Bottomline Technologies (de), Inc.(b)	11,607
497	Box, Inc., Class A(b)	11,053
1,507	Brightcove, Inc.(b)	10,172
196	BroadSoft, Inc.(b)	10,760
448	Brooks Automation, Inc.	12,499
223	Cabot Microelectronics Corp.	22,721
81	CACI International, Inc., Class A(b)	11,385
484	CalAmp Corp.(b)	11,848
1,672	Calix, Inc.(b)	10,701
388	Callidus Software, Inc.(b)	13,949
460	Carbonite, Inc.(b)	11,592
283	Cardtronics PLC, Class A(b)	6,922
481	Care.com, Inc.(b)	8,822
343	Cars.Com, Inc.(b)	10,184
81	Cass Information Systems, Inc.	4,694
235	CEVA, Inc.(b)	10,340
1,183	ChannelAdvisor Corp.(b)	10,765
515	Ciena Corp.(b)	10,959
75	Cimpress NV (Netherlands)(b)	9,556
215	Cirrus Logic, Inc.(b)	10,658
805	Clearfield, Inc.(b)	10,425
669	Cloudera, Inc.(b)	12,524
479	Cohu, Inc.	10,907
509	CommerceHub, Inc., Series C(b)	9,819
199	CommVault Systems, Inc.(b)	10,617
485	Comtech Telecommunications Corp.	10,491
326	Control4 Corp.(b)	8,838
429	Convergys Corp.	9,983
301	Cornerstone OnDemand, Inc.(b)	12,380
326	Coupa Software, Inc.(b)	12,463
488	Cray, Inc.(b)	11,834
307	Cree, Inc.(b)	10,595
242	CSG Systems International, Inc.	10,931
407	CTS Corp.	11,192
699	CyberOptics Corp.(b)	10,660
1,163	Daktronics, Inc.	10,769
5,947	DHI Group, Inc.(b)	10,705
586	Diebold Nixdorf, Inc.	10,812
1,103	Digi International, Inc.(b)	11,416
297	Digimarc Corp.(b)	9,177
376	Diodes, Inc.(b)	10,599
823	DSP Group, Inc.(b)	10,781
2,741	Eastman Kodak Co.(b)(c)	21,791
138	Ebix, Inc.	11,330
505	Electro Scientific Industries, Inc.(b)	11,827
356	Electronics For Imaging, Inc.(b)	10,409
121	Ellie Mae, Inc.(b)	11,313
1,700	EMCORE Corp.(b)	11,475
1,230	Endurance International Group Holdings, Inc.(b)	10,209
352	Entegris, Inc.	11,458
216	Envestnet, Inc.(b)	11,610
107	EPAM Systems, Inc.(b)	12,570
141	ePlus, Inc.(b)	10,885
485	Etsy, Inc.(b)	9,099
402	Everbridge, Inc.(b)	12,977
633	Everi Holdings, Inc.(b)	4,899
373	EVERTEC, Inc.	5,837
166	ExlService Holdings, Inc.(b)	10,084
824	Extreme Networks, Inc.(b)	12,385
350	Fabrinet (Thailand)(b)	8,684
32	Fair Isaac Corp.	5,525
198	FARO Technologies, Inc.(b)	10,672
593	Finisar Corp.(b)	10,650
1,355	Fitbit, Inc., Class A(b)	6,978
454	Five9, Inc.(b)	11,809
466	Forescout Technologies, Inc.(b)	14,176
686	FormFactor, Inc.(b)	9,844

Schedule of Investments(a)

2,487	Glu Mobile, Inc.(b)	$9,301
4,989	Gogo, Inc.(b)(c)	48,094
155	GrubHub, Inc.(b)	11,199
1,482	GSI Technology, Inc.(b)	11,900
266	GTT Communications, Inc.(b)	12,276
636	Hackett Group, Inc. (The)	10,182
2,577	Harmonic, Inc.(b)	9,406
558	Hortonworks, Inc.(b)	11,132
129	HubSpot, Inc.(b)	12,519
424	Ichor Holdings Ltd.(b)	13,534
245	II-VI, Inc.(b)	10,449
1,497	Immersion Corp.(b)	15,539
260	Imperva, Inc.(b)	11,375
454	Impinj, Inc.(b)(c)	10,156
1,602	Infinera Corp.(b)	10,365
2,466	Information Services Group, Inc.(b)	10,505
283	Inphi Corp.(b)	8,453
292	Insight Enterprises, Inc.(b)	10,839
271	Instructure, Inc.(b)	9,729
359	Integrated Device Technology, Inc.(b)	10,734
139	InterDigital, Inc.	10,849
761	Internap Corp.(b)	12,732
1,574	Intevac, Inc.(b)	10,703
1,757	Iteris, Inc.(b)	11,877
145	Itron, Inc.(b)	10,614
711	j2 Global, Inc.	56,873
739	KEMET Corp.(b)	15,046
516	Kimball Electronics, Inc.(b)	9,546
732	Knowles Corp.(b)	11,156
3,373	Kopin Corp.(b)	11,198
1,065	KVH Industries, Inc.(b)	11,768
1,887	Lattice Semiconductor Corp.(b)	12,284
1,305	Leaf Group Ltd.(b)	11,419
2,223	Limelight Networks, Inc.(b)	9,737
2,210	Liquidity Services, Inc.(b)	10,608
80	Littelfuse, Inc.	17,387
964	LivePerson, Inc.(b)	11,520
220	Lumentum Holdings, Inc.(b)	10,186
326	MACOM Technology Solutions Holdings, Inc.(b)	10,139
213	ManTech International Corp., Class A	11,091
144	MAXIMUS, Inc.	9,818
429	MaxLinear, Inc., Class A(b)	11,064
1,891	Maxwell Technologies, Inc.(b)	10,949
4,531	Meet Group, Inc. (The)(b)	12,506
79	Mesa Laboratories, Inc.	11,179
259	Methode Electronics, Inc.	10,580
80	MicroStrategy, Inc., Class A(b)	11,018
7,035	Microvision, Inc.(b)	8,372
355	MINDBODY, Inc., Class A(b)	12,478
1,223	Mitek Systems, Inc.(b)	9,539
112	MKS Instruments, Inc.	11,458
2,778	Mobileiron, Inc.(b)	12,501
666	Model N, Inc.(b)	9,957
383	MoneyGram International, Inc.(b)	4,627
96	Monolithic Power Systems, Inc.	11,436
430	Monotype Imaging Holdings, Inc.	10,298
182	MTS Systems Corp.	9,437
501	Mulesoft, Inc., Class A(b)	12,315
428	Nanometrics, Inc.(b)	10,602
1,124	Napco Security Technologies, Inc.(b)	10,285
1,629	NeoPhotonics Corp.(b)	9,139
209	NETGEAR, Inc.(b)	14,567
367	NetScout Systems, Inc.(b)	10,459
188	New Relic, Inc.(b)	11,229
655	NIC, Inc.	10,873
234	Novanta, Inc.(b)	13,549
308	Nutanix, Inc., Class A(b)	9,887
129	NVE Corp.	10,813
1,531	Oclaro, Inc.(b)	9,094
367	Okta, Inc.(b)	10,808
2,828	Ominto, Inc.(b)(c)	9,615

158	OSI Systems, Inc.(b)	$10,441
1,000	Park City Group, Inc.(b)	8,650
560	Park Electrochemical Corp.	10,248
138	Paycom Software, Inc.(b)	12,646
226	Paylocity Holding Corp.(b)	11,818
402	PC Connection, Inc.	10,532
1,098	PCM, Inc.(b)	9,717
657	PDF Solutions, Inc.(b)	8,988
218	Pegasystems, Inc.	11,085
565	Perficient, Inc.(b)	10,944
1,173	Photronics, Inc.(b)	9,853
1,984	Pixelworks, Inc.(b)	12,083
210	Plantronics, Inc.	12,388
176	Plexus Corp.(b)	10,516
142	Power Integrations, Inc.	10,607
681	Presidio, Inc.(b)	12,469
260	Progress Software Corp.	12,956
124	Proofpoint, Inc.(b)	12,650
442	PROS Holdings, Inc.(b)	12,836
622	Pure Storage, Inc., Class A(b)	12,527
264	Q2 Holdings, Inc.(b)	11,180
283	QAD, Inc., Class A	12,197
183	Qualys, Inc.(b)	11,437
910	Quantenna Communications, Inc.(b)	12,522
2,022	Quantum Corp.(b)	12,516
1,005	QuinStreet, Inc.(b)	9,377
806	Quotient Technology, Inc.(b)	9,511
726	Rambus, Inc.(b)	9,169
567	Rapid7, Inc.(b)	13,597
2,653	RealNetworks, Inc.(b)	8,224
239	RealPage, Inc.(b)	11,890
534	Reis, Inc.	11,080
1,384	Ribbon Communications, Inc.(b)	9,660
222	RingCentral, Inc., Class A(b)	12,055
69	Rogers Corp.(b)	11,370
763	Rosetta Stone, Inc.(b)	9,751
6,145	Rubicon Project, Inc. (The)(b)	11,798
446	Rudolph Technologies, Inc.(b)	11,685
344	Sanmina Corp.(b)	8,996
305	ScanSource, Inc.(b)	10,431
142	Science Applications International Corp.	10,884
1,294	SecureWorks Corp., Class A(b)	12,526
319	Semtech Corp.(b)	11,420
551	Sendgrid, Inc.(b)	12,381
3,548	ServiceSource International, Inc.(b)	12,063
213	Shutterstock, Inc.(b)	9,427
1,911	Sigma Designs, Inc.(b)	10,797
119	Silicon Laboratories, Inc.(b)	11,448
365	SMART Global Holdings, Inc.(b)	13,239
222	SPS Commerce, Inc.(b)	11,677
54	Stamps.com, Inc.(b)	11,008
1,046	StarTek, Inc.(b)	13,075
497	Stratasys Ltd.(b)	10,631
3,307	SunPower Corp.(b)(c)	26,225
497	Super Micro Computer, Inc.(b)	11,344
328	Sykes Enterprises, Inc.(b)	10,175
295	Synaptics, Inc.(b)	12,785
1,145	Synchronoss Technologies, Inc.(b)	9,206
83	SYNNEX Corp.	10,187
421	Syntel, Inc.(b)	9,494
352	Systemax, Inc.	10,930
111	Tech Data Corp.(b)	11,130
772	TechTarget, Inc.(b)	12,105
2,204	Telenav, Inc.(b)	12,453
1,932	Tintri, Inc.(b)	10,858
671	Tivo Corp.	9,360
204	Trade Desk, Inc. (The), Class A(b)	9,890
695	Travelport Worldwide Ltd.	9,459
908	TrueCar, Inc.(b)	10,705
253	Ttec Holdings, Inc.	10,044
682	TTM Technologies, Inc.(b)	11,246
173	Tucows, Inc., Class A(b)	9,377

Schedule of Investments(a)

432	Twilio, Inc., Class A(b)	$11,336
160	Ubiquiti Networks, Inc.(b)	12,907
506	Ultra Clean Holdings, Inc.(b)	10,975
1,363	Unisys Corp.(b)	12,131
468	Upland Software, Inc.(b)	10,825
1,266	USA Technologies, Inc.(b)	10,698
222	Varonis Systems, Inc.(b)	12,055
793	VASCO Data Security International, Inc.(b)	11,419
730	Veeco Instruments, Inc.(b)	12,155
591	VeriFone Systems, Inc.(b)	10,449
267	Verint Systems, Inc.(b)	11,147
495	Veritone, Inc.(b)	8,786
150	ViaSat, Inc.(b)	11,343
1,216	Viavi Solutions, Inc.(b)	10,433
2,673	VirnetX Holding Corp.(b)	9,222
240	Virtusa Corp.(b)	10,709
506	Vishay Intertechnology, Inc.	11,107
363	Vishay Precision Group, Inc.(b)	9,946
490	Web.com Group, Inc.(b)	11,393
501	Workiva, Inc., Class A(b)	11,172
1,079	Xcerra Corp.(b)	10,768
491	XO Group, Inc.(b)	9,378
525	Xperi Corp.	11,786
262	Yelp, Inc., Class A(b)	11,481
842	Yext, Inc.(b)	10,146
314	Zendesk, Inc.(b)	12,095
2,510	Zix Corp.(b)	10,617

		3,187,544

	Materials - 7.0%
567	A. Schulman, Inc.	22,113
1,145	Advanced Emissions Solutions, Inc.(c)	9,229
516	Advansix, Inc.(b)	20,361
3,043	Agrofresh Solutions, Inc.(b)	22,944
4,013	AK Steel Holding Corp.(b)	20,306
936	Allegheny Technologies, Inc.(b)	25,235
1,107	American Vanguard Corp.	23,413
1,594	Ampco-Pittsburgh Corp.	21,678
246	Balchem Corp.	19,434
520	Boise Cascade Co.	23,114
970	Calgon Carbon Corp.	20,709
413	Carpenter Technology Corp.	21,228
1,521	Century Aluminum Co.(b)	33,842
174	Chase Corp.	19,549
455	Clearwater Paper Corp.(b)	21,408
3,391	Cleveland-Cliffs, Inc.(b)	23,228
1,150	Codexis, Inc.(b)	9,890
3,065	Coeur Mining, Inc.(b)	24,643
1,002	Commercial Metals Co.	24,088
304	Compass Minerals International, Inc.	22,162
1,027	Core Molding Technologies, Inc.	21,362
228	Deltic Timber Corp.	21,551
879	Ferro Corp.(b)	20,674
5,939	Flotek Industries, Inc.(b)	32,664
2,351	Forterra, Inc.(b)	16,339
1,430	FutureFuel Corp.	19,162
642	GCP Applied Technologies, Inc.(b)	21,443
5,558	Gold Resource Corp.	25,122
321	Greif, Inc., Class A	18,978
383	H.B. Fuller Co.	19,859
556	Hawkins, Inc.	19,627
666	Haynes International, Inc.	23,843
6,007	Hecla Mining Co.	23,067
272	Ingevity Corp.(b)	19,734
463	Innophos Holdings, Inc.	21,423
297	Innospec, Inc.	21,325
5,680	Intrepid Potash, Inc.(b)	22,095
209	Kaiser Aluminum Corp.	23,040
947	KapStone Paper and Packaging Corp.	32,804
9,323	Klondex Mines Ltd. (Canada)(b)	20,511
388	KMG Chemicals, Inc.	23,571
420	Koppers Holdings, Inc.(b)	19,236
448	Kraton Corp.(b)	22,516

822	Kronos Worldwide, Inc.	$22,564
774	Louisiana-Pacific Corp.(b)	22,918
2,420	LSB Industries, Inc.(b)	20,546
436	Materion Corp.	21,669
301	Minerals Technologies, Inc.	22,620
1,038	Myers Industries, Inc.	21,798
233	Neenah, Inc.	21,086
1,018	Olympic Steel, Inc.	23,730
2,089	OMNOVA Solutions, Inc.(b)	22,979
1,023	P.H. Glatfelter Co.	23,897
468	PolyOne Corp.	20,339
1,282	PQ Group Holdings, Inc.(b)	20,948
134	Quaker Chemical Corp.	20,623
1,107	Rayonier Advanced Materials, Inc.	20,944
2,259	Ryerson Holding Corp.(b)	22,590
721	Schnitzer Steel Industries, Inc., Class A	24,658
461	Schweitzer-Mauduit International, Inc.	20,874
271	Sensient Technologies Corp.	19,471
265	Stepan Co.	20,781
662	Summit Materials, Inc., Class A(b)	21,151
2,428	SunCoke Energy, Inc.(b)	26,951
1,563	TimkenSteel Corp.(b)	25,305
2,126	Trecora Resources(b)	28,276
1,101	Tredegar Corp.	20,203
297	Trinseo SA	24,488
1,043	Tronox Ltd., Class A	20,474
744	UFP Technologies, Inc.(b)	21,688
251	United States Lime & Minerals, Inc.	19,264
253	US Concrete, Inc.(b)	19,696
3,517	Valhi, Inc.	20,363
1,801	Verso Corp., Class A(b)	28,924
1,125	Warrior Met Coal, Inc.	31,466
501	Worthington Industries, Inc.	23,427

		1,685,231

	Real Estate - 2.2%
185	Acadia Realty Trust REIT	4,544
102	Agree Realty Corp. REIT	4,910
263	Alexander & Baldwin, Inc. REIT	6,975
13	Alexander’s, Inc. REIT	4,724
198	Altisource Portfolio Solutions SA(b)(c)	5,544
466	Altisource Residential Corp. REIT	5,131
131	American Assets Trust, Inc. REIT	4,619
327	Armada Hoffler Properties, Inc. REIT	4,706
548	Ashford Hospitality Prime, Inc. REIT	4,943
751	Ashford Hospitality Trust, Inc. REIT	4,836
457	Bluerock Residential Growth REIT, Inc., Class A REIT	3,830
285	CareTrust REIT, Inc. REIT	4,529
387	CatchMark Timber Trust, Inc., Class A REIT	5,097
937	CBL & Associates Properties, Inc. REIT	5,210
835	Cedar Realty Trust, Inc. REIT	4,267
226	Chatham Lodging Trust REIT	5,062
179	Chesapeake Lodging Trust REIT	4,899
391	City Office REIT, Inc. REIT	4,567
510	Clipper Realty, Inc. REIT	4,819
188	Community Healthcare Trust, Inc. REIT	5,008
80	Consolidated-Tomoka Land Co.	5,294
140	CorEnergy Infrastructure Trust, Inc. REIT	5,366
545	Cousins Properties, Inc. REIT	4,905
449	DiamondRock Hospitality Co. REIT	5,280
241	Easterly Government Properties, Inc. REIT	5,020
55	EastGroup Properties, Inc. REIT	4,775
141	Education Realty Trust, Inc. REIT	4,657
571	Farmland Partners, Inc. REIT	4,654
156	First Industrial Realty Trust, Inc. REIT	4,814
231	Forestar Group, Inc.(b)	5,636
199	Four Corners Property Trust, Inc. REIT	4,696
471	Franklin Street Properties Corp. REIT	4,776
113	FRP Holdings, Inc.(b)	5,644
206	GEO Group, Inc. (The) REIT	4,645
182	Getty Realty Corp. REIT	4,776

Schedule of Investments(a)

235	Gladstone Commercial Corp. REIT	$4,465
675	Global Medical REIT, Inc. REIT	5,414
238	Global NET Lease, Inc. REIT	4,365
279	Government Properties Income Trust REIT	4,788
182	Gramercy Property Trust REIT	4,594
138	Griffin Industrial Realty, Inc.	5,120
155	Healthcare Realty Trust, Inc. REIT	4,630
289	Hersha Hospitality Trust REIT	5,361
110	HFF, Inc., Class A	5,413
501	Independence Realty Trust, Inc. REIT	4,604
248	InfraREIT, Inc. REIT	4,707
865	Investors Real Estate Trust REIT	4,905
448	iStar, Inc. REIT(b)	4,726
254	Jernigan Capital, Inc. REIT	4,506
273	Kennedy-Wilson Holdings, Inc.	4,846
267	Kite Realty Group Trust REIT	4,502
180	LaSalle Hotel Properties REIT	5,497
493	Lexington Realty Trust REIT	4,447
112	LTC Properties, Inc. REIT	4,590
234	Mack-Cali Realty Corp. REIT	4,696
161	Marcus & Millichap, Inc.(b)	5,257
339	Maui Land & Pineapple Co., Inc.(b)	4,661
463	MedEquities Realty Trust, Inc. REIT	5,056
283	Monmouth Real Estate Investment Corp. REIT	4,836
65	National Health Investors, Inc. REIT	4,584
198	National Storage Affiliates Trust REIT	5,023
639	New Senior Investment Group, Inc. REIT	4,895
182	NexPoint Residential Trust, Inc. REIT	4,825
356	NorthStar Realty Europe Corp. REIT	4,247
191	One Liberty Properties, Inc. REIT	4,668
134	Pebblebrook Hotel Trust REIT	5,226
477	Pennsylvania Real Estate Investment Trust REIT	5,323
282	Physicians Realty Trust REIT	4,597
99	Potlatch Corp. REIT	5,237
240	Preferred Apartment Communities, Inc., Class A REIT	4,001
39	PS Business Parks, Inc. REIT	4,762
94	QTS Realty Trust, Inc., Class A REIT	4,681
351	Quality Care Properties, Inc. REIT(b)	4,739
16,078	RAIT Financial Trust REIT	10,274
353	Ramco-Gershenson Properties Trust REIT	4,667
94	RE/MAX Holdings, Inc., Class A	4,639
208	Redfin Corp.(b)	4,222
261	Retail Opportunity Investments Corp. REIT	4,795
167	Rexford Industrial Realty, Inc. REIT	4,958
232	RLJ Lodging Trust REIT	5,364
86	RMR Group, Inc. (The), Class A	5,569
74	Ryman Hospitality Properties, Inc. REIT	5,665
265	Sabra Health Care REIT, Inc. REIT	4,797
281	Safety Income & Growth, Inc. REIT	4,948
83	Saul Centers, Inc. REIT	4,543
201	Select Income REIT	4,494
127	Seritage Growth Properties, Class A REIT	5,232
273	St. Joe Co. (The)(b)	5,132
182	STAG Industrial, Inc., Class A REIT	4,608
172	Stratus Properties, Inc.	5,263
337	Summit Hotel Properties, Inc. REIT	5,220
304	Sunstone Hotel Investors, Inc. REIT	5,122
234	Tejon Ranch Co.(b)	5,104
139	Terreno Realty Corp. REIT	4,948
254	Tier REIT, Inc. REIT	4,930
166	Transcontinental Realty Investors, Inc.(b)	5,423
732	Trinity Place Holdings, Inc.(b)	4,948
337	UMH Properties, Inc. REIT	4,509
68	Universal Health Realty Income Trust REIT	4,525
202	Urban Edge Properties REIT	4,723
224	Urstadt Biddle Properties, Inc., Class A REIT	4,350
750	Washington Prime Group, Inc. REIT	4,935

161	Washington Real Estate Investment Trust REIT	$4,614
350	Whitestone REIT	4,599
237	Xenia Hotels & Resorts, Inc. REIT	5,261

		518,333

	Telecommunication Services - 3.6%
977	ATN International, Inc.	57,995
2,318	Boingo Wireless, Inc.(b)	56,211
2,620	Cincinnati Bell, Inc.(b)	45,195
1,164	Cogent Communications Holdings, Inc.	52,496
4,344	Consolidated Communications Holdings, Inc.	54,083
5,841	Frontier Communications Corp.(c)	47,838
1,342	General Communication, Inc., Class A(b)	56,270
41,766	Globalstar, Inc.(b)	43,854
4,843	IDT Corp., Class B(b)	52,643
4,357	Iridium Communications, Inc.(b)	55,334
955	Ooma, Inc.(b)	9,789
5,244	ORBCOMM, Inc.(b)	60,254
337	pdvWireless, Inc.(b)	11,593
1,549	Shenandoah Telecommunications Co.	52,666
3,368	Spok Holdings, Inc.	52,541
287	Straight Path Communications, Inc., Class B(b)	52,377
5,341	Vonage Holdings Corp.(b)	59,766
27,913	Windstream Holdings, Inc.	46,056

		866,961

	Utilities - 6.7%
656	ALLETE, Inc.	47,521
941	American States Water Co.	51,962
1,360	Artesian Resources Corp., Class A	50,565
21,250	Atlantic Power Corp.(b)	44,625
1,031	Avista Corp.	51,921
901	Black Hills Corp.	50,051
4,764	Cadiz, Inc.(b)	69,316
1,212	California Water Service Group	49,328
633	Chesapeake Utilities Corp.	46,525
906	Connecticut Water Service, Inc.	48,063
4,683	Dynegy, Inc.(b)	58,631
900	El Paso Electric Co.	46,980
446	Evoqua Water Technologies Corp.(b)	10,196
547	IDACORP, Inc.	47,195
828	MGE Energy, Inc.	49,514
1,234	Middlesex Water Co.	46,472
1,222	New Jersey Resources Corp.	47,414
786	Northwest Natural Gas Co.	45,077
846	NorthWestern Corp.	45,972
2,868	NRG Yield, Inc., Class C	54,205
672	ONE Gas, Inc.	47,598
839	Ormat Technologies, Inc.	58,797
1,130	Otter Tail Corp.	48,138
2,487	Pattern Energy Group, Inc., Class A	51,282
1,193	PNM Resources, Inc.	45,453
1,094	Portland General Electric Co.	46,331
798	SJW Corp.	47,752
1,591	South Jersey Industries, Inc.	46,839
644	Southwest Gas Holdings, Inc.	47,386
646	Spire, Inc.	42,959
2,394	TerraForm Power, Inc., Class A	26,095
1,051	Unitil Corp.	46,465
607	WGL Holdings, Inc.	51,122
1,502	York Water Co. (The)	47,538

		1,615,288

	Total Common Stocks and Other Equity Interests (Cost $21,030,200)	24,027,117

	Money Market Fund - 0.2%
46,016	Invesco Premier U.S. Government Money Portfolio - Institutional Class, 1.22%(f) (Cost $46,016)	46,016

Schedule of Investments(a)

	Total Investments in Securities (excluding investments purchased with cash collateral from securities on loan) (Cost $21,076,216) - 100.2%	$24,073,133

	Investments Purchased with Cash Collateral from Securities on Loan
	Money Market Fund - 1.2%
293,355	Invesco Government & Agency Portfolio - Institutional Class, 1.24%(f)(g) (Cost $293,355)	293,355

	Total Investments in Securities (Cost $21,369,571) - 101.4%	24,366,488
	Other assets less liabilities - (1.4)%	(329,247)

	Net Assets - 100.0%	$24,037,241

Investment Abbreviations:

REIT - Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at January 31, 2018.
(d)	Security valued using significant unobservable inputs (Level 3). See Additional Valuation Information.
(e)	Affiliated company. The Fund’s Adviser and Invesco Mortgage Capital, Inc. REIT are wholly-owned subsidiaries of Invesco Ltd. and therefore, Invesco Ltd. and Invesco Mortgage Capital, Inc. REIT are considered to be affiliated. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates (excluding affiliated money market funds) for the nine months ended January 31, 2018.

	Value April 30, 2017	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value January 31, 2018	Dividend Income
Invesco Mortgage Capital, Inc. REIT	$5,023	$1,368	$(1,946)	$(181)	$186	$4,450	$361

(f)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of January 31, 2018.
(g)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

PowerShares Russell 2000 Pure Growth Portfolio (PXSG)

January 31, 2018

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests - 99.9%
	Consumer Discretionary - 16.2%
57	Asbury Automotive Group, Inc.(b)	$4,141
1,872	Buffalo Wild Wings, Inc.(b)	293,904
6,765	Camping World Holdings, Inc., Class A	302,734
1,139	Cheesecake Factory, Inc. (The)	56,027
15,127	Chegg, Inc.(b)	262,000
935	Children’s Place, Inc. (The)	140,063
847	Churchill Downs, Inc.	219,373
5,160	Collectors Universe, Inc.	143,035
2,605	Dave & Buster’s Entertainment, Inc.(b)	122,435
767	Dorman Products, Inc.(b)	57,862
4,955	Duluth Holdings, Inc., Class B(b)(c)	87,258
9,131	Eldorado Resorts, Inc.(b)	315,476
3,411	Five Below, Inc.(b)	221,476
3,119	Fox Factory Holding Corp.(b)	119,614
7,195	Francesca’s Holdings Corp.(b)	41,947
9,073	GoPro, Inc., Class A(b)(c)	49,629
1,884	Grand Canyon Education, Inc.(b)	175,193
94,092	Groupon, Inc., Class A(b)	497,747
4,197	IMAX Corp.(b)	83,310
5,967	Installed Building Products, Inc.(b)	429,326
2,476	iRobot Corp.(b)(c)	219,745
2,964	LCI Industries	326,781
3,435	Lindblad Expeditions Holdings, Inc.(b)	31,842
7,278	MCBC Holdings, Inc.(b)	175,909
767	Monro, Inc.	43,336
12,678	Noodles & Co., Class A(b)(c)	74,800
3,760	Nutrisystem, Inc.	162,620
2,309	Ollie’s Bargain Outlet Holdings, Inc.(b)	128,265
845	Papa John’s International, Inc.(c)	54,832
219	SeaWorld Entertainment, Inc.(b)	3,340
4,389	Shake Shack, Inc., Class A(b)(c)	191,843
3,999	Shutterfly, Inc.(b)	272,532
8,677	Sleep Number Corp.(b)	326,602
2,705	Sotheby’s(b)	142,716
4,139	Taylor Morrison Home Corp., Class A(b)	105,255
317	Tenneco, Inc.	18,389
4,941	Texas Roadhouse, Inc.	290,136
15,822	Tile Shop Holdings, Inc.	147,936
1,984	Universal Electronics, Inc.(b)	91,462
7,276	World Wrestling Entertainment, Inc., Class A	257,207

		6,688,098

	Consumer Staples - 1.8%
2,207	Calavo Growers, Inc.	192,009
174	Coca-Cola Bottling Co. Consolidated	35,239
6,506	elf Beauty, Inc.(b)(c)	133,763
4,537	Natural Health Trends Corp.	73,137
1,171	PriceSmart, Inc.	99,769
2,885	USANA Health Sciences, Inc.(b)	215,365
11	WD-40 Co.	1,361

		750,643

	Energy - 0.6%
30,848	Evolution Petroleum Corp.	235,987
2,366	Jagged Peak Energy, Inc.(b)	30,403

		266,390

	Financials - 4.3%
375	Diamond Hill Investment Group, Inc.	78,885
208	Evercore, Inc., Class A	20,915
1,249	Financial Engines, Inc.	35,534

5,394	Health Insurance Innovations, Inc., Class A(b)(c)	$139,974
372	Kinsale Capital Group, Inc.	17,752
1,824	LendingTree, Inc.(b)	670,958
2,279	Moelis & Co., Class A	117,824
2,039	ServisFirst Bancshares, Inc.	86,494
4,893	Trupanion, Inc.(b)(c)	170,864
158	Virtu Financial, Inc., Class A	3,018
1,067	Westwood Holdings Group, Inc.	69,857
31,265	WisdomTree Investments, Inc.	362,361

		1,774,436

	Health Care - 20.5%
47,667	Antares Pharma, Inc.(b)	99,624
22	Atrion Corp.	12,659
2,921	BioSpecifics Technologies Corp.(b)	125,077
5,733	BioTelemetry, Inc.(b)	195,782
122	Cambrex Corp.(b)	6,875
2,178	Cantel Medical Corp.	241,606
12,132	Castlight Health, Inc., Class B(b)(c)	44,888
7,881	Civitas Solutions, Inc.(b)	138,312
1,826	Clovis Oncology, Inc.(b)	110,473
17,300	Corcept Therapeutics, Inc.(b)	398,159
3,014	CorVel Corp.(b)	155,673
9,514	Cutera, Inc.(b)	471,894
21,649	Depomed, Inc.(b)	159,120
86	Encompass Health Corp.	4,551
19,823	Endologix, Inc.(b)	82,067
2,662	Exact Sciences Corp.(b)	132,328
11,958	Fluidigm Corp.(b)	73,303
5,200	GenMark Diagnostics, Inc.(b)	28,288
43,175	Geron Corp.(b)(c)	105,779
1,407	Glaukos Corp.(b)(c)	42,224
3,039	HealthEquity, Inc.(b)	153,834
6,513	HealthStream, Inc.(b)	153,186
1,375	Heska Corp.(b)	107,181
15,458	ImmunoGen, Inc.(b)	141,904
10,676	Innoviva, Inc.(b)	155,763
14,772	Inovio Pharmaceuticals, Inc.(b)(c)	67,360
381	Insulet Corp.(b)	29,158
271	iRhythm Technologies, Inc.(b)	16,160
4,333	Ironwood Pharmaceuticals, Inc., Class A(b)	64,172
3,145	K2M Group Holdings, Inc.(b)	66,265
11,421	Lexicon Pharmaceuticals, Inc.(b)(c)	125,403
479	Ligand Pharmaceuticals, Inc.(b)	75,500
968	Masimo Corp.(b)	91,224
3,337	Medidata Solutions, Inc.(b)	227,283
22,553	MiMedx Group, Inc.(b)(c)	377,763
3,689	Neogen Corp.(b)	217,762
33,611	NeoGenomics, Inc.(b)	259,477
906	Nevro Corp.(b)	72,716
849	NewLink Genetics Corp.(b)(c)	7,004
3,493	Novocure Ltd.(b)	78,418
1,868	NuVasive, Inc.(b)	91,289
704	NxStage Medical, Inc.(b)	17,621
7,374	Ocular Therapeutix, Inc.(b)	40,336
3,782	Omnicell, Inc.(b)	185,507
8,708	Oxford Immunotec Global PLC(b)	101,100
49,170	Pacific Biosciences of California, Inc.(b)	139,643
7,013	Pacira Pharmaceuticals, Inc.(b)	255,273
2,469	Paratek Pharmaceuticals, Inc.(b)	37,652
3,396	PRA Health Sciences, Inc.(b)	309,240
2,182	Radius Health, Inc.(b)(c)	82,174
7,808	RadNet, Inc.(b)	79,251
7,719	Repligen Corp.(b)	273,021
2,372	Revance Therapeutics, Inc.(b)	76,616
8,672	Rigel Pharmaceuticals, Inc.(b)	34,688
19	Sage Therapeutics, Inc.(b)	3,606
2,709	STAAR Surgical Co.(b)	42,531
12,919	Surgery Partners, Inc.(b)(c)	200,890
1,754	Syneos Health, Inc.(b)	67,266
11,505	Tabula Rasa Healthcare, Inc.(b)	412,224
37,748	Teligent, Inc.(b)(c)	115,131

Schedule of Investments(a)

16,142	Tenet Healthcare Corp.(b)(c)	$304,761
36,229	TherapeuticsMD, Inc.(b)(c)	213,027
758	U.S. Physical Therapy, Inc.	57,570
9,320	Vanda Pharmaceuticals, Inc.(b)	147,722
10,519	Veracyte, Inc.(b)	67,216
385	Viveve Medical, Inc.(b)	1,656

		8,473,226

	Industrials - 15.7%
3,871	AAON, Inc.	140,904
489	Advanced Disposal Services, Inc.(b)	11,917
7,987	Advanced Drainage Systems, Inc.	197,279
13,220	Aerojet Rocketdyne Holdings, Inc.(b)	363,550
3,128	Air Transport Services Group, Inc.(b)	77,762
114	Allegiant Travel Co.	18,155
5,732	Allied Motion Technologies, Inc.	199,760
2,037	American Woodmark Corp.(b)	276,726
768	Apogee Enterprises, Inc.	34,952
201	Aqua Metals, Inc.(b)	366
465	Argan, Inc.	20,274
4,066	Atkore International Group, Inc.(b)	95,063
3,703	Avis Budget Group, Inc.(b)	166,487
12,547	Axon Enterprise, Inc.(b)(c)	331,994
573	AZZ, Inc.	26,072
1,676	Barrett Business Services, Inc.	116,800
22,877	Builders FirstSource, Inc.(b)	490,025
2,256	Douglas Dynamics, Inc.	92,947
1,231	Dycom Industries, Inc.(b)	143,670
37,591	Energy Recovery, Inc.(b)(c)	290,578
1,244	Forward Air Corp.	75,523
2,596	Healthcare Services Group, Inc.	143,247
8,542	Hudson Technologies, Inc.(b)	53,644
4,952	Insperity, Inc.	303,310
447	John Bean Technologies Corp.	50,846
4,141	Kforce, Inc.	107,459
570	Lydall, Inc.(b)	27,246
2,590	Masonite International Corp.(b)	180,653
1,936	MasTec, Inc.(b)	103,382
2,010	Omega Flex, Inc.	122,932
1,555	On Assignment, Inc.(b)	119,066
4,311	Patrick Industries, Inc.(b)	276,120
23,738	PGT Innovations, Inc.(b)	378,621
2,689	Proto Labs, Inc.(b)	294,042
700	RBC Bearings, Inc.(b)	88,200
879	REV Group, Inc.	25,720
324	TPI Composites, Inc.(b)	6,506
1,215	Trex Co., Inc.(b)	135,582
8,431	TriNet Group, Inc.(b)	369,868
4,111	US Ecology, Inc.	214,800
2,255	WageWorks, Inc.(b)	136,540
7,102	Willdan Group, Inc.(b)	160,931

		6,469,519

	Information Technology - 36.6%
3,457	2U, Inc.(b)	256,751
1,767	3D Systems Corp.(b)(c)	18,094
20,807	8x8, Inc.(b)	368,284
19,995	A10 Networks, Inc.(b)	122,569
7,595	ACI Worldwide, Inc.(b)	178,027
25,948	Aerohive Networks, Inc.(b)	106,646
5,115	Alarm.com Holdings, Inc.(b)	196,314
1,792	Alteryx, Inc., Class A(b)	49,101
19,955	Amber Road, Inc.(b)	144,873
1,284	AppFolio, Inc., Class A(b)	54,377
4,109	Applied Optoelectronics, Inc.(b)(c)	133,091
2,091	Apptio, Inc., Class A(b)	53,425
1,062	Badger Meter, Inc.	51,188
10	Barracuda Networks, Inc.(b)	275
510	Benefitfocus, Inc.(b)(c)	12,852
1,952	Blackbaud, Inc.	187,041
3,228	Blackhawk Network Holdings, Inc., Class A(b)	146,713
894	Blackline, Inc.(b)	29,708
8,868	Box, Inc., Class A(b)	197,224

105	BroadSoft, Inc.(b)	$5,764
5,356	CalAmp Corp.(b)	131,115
2,581	Callidus Software, Inc.(b)	92,787
13,914	Carbonite, Inc.(b)	350,633
20,197	Care.com, Inc.(b)	370,413
935	CEVA, Inc.(b)	41,140
7,028	CommerceHub, Inc., Series C(b)	135,570
1,891	CommVault Systems, Inc.(b)	100,885
8,098	Cornerstone OnDemand, Inc.(b)	333,071
1,026	Coupa Software, Inc.(b)	39,224
8,910	CPI Card Group, Inc.(c)	25,750
2,031	Ebix, Inc.	166,745
2,550	Ellie Mae, Inc.(b)	238,425
16,790	Endurance International Group Holdings, Inc.(b)	139,357
6,663	Entegris, Inc.	216,881
5,526	Envestnet, Inc.(b)	297,022
2,534	EPAM Systems, Inc.(b)	297,694
1,019	ePlus, Inc.(b)	78,667
1,660	Etsy, Inc.(b)	31,142
1,409	Everbridge, Inc.(b)	45,483
6,814	Everi Holdings, Inc.(b)	52,740
167	ExlService Holdings, Inc.(b)	10,145
24,813	Extreme Networks, Inc.(b)	372,939
1,495	Fair Isaac Corp.	258,127
7,566	Five9, Inc.(b)	196,792
636	FormFactor, Inc.(b)	9,127
5,540	GrubHub, Inc.(b)	400,265
9,149	GTT Communications, Inc.(b)	422,226
2,353	HubSpot, Inc.(b)	228,359
2,282	Ichor Holdings Ltd.(b)	72,841
17,910	Immersion Corp.(b)(c)	185,906
3,923	Impinj, Inc.(b)(c)	87,758
5,887	Inphi Corp.(b)(c)	175,845
3,361	Integrated Device Technology, Inc.(b)	100,494
19,955	Iteris, Inc.(b)	134,896
2,183	j2 Global, Inc.	174,618
12,932	Lattice Semiconductor Corp.(b)	84,187
159	Littelfuse, Inc.	34,557
10,850	LivePerson, Inc.(b)	129,657
2,849	Lumentum Holdings, Inc.(b)(c)	131,909
1,413	MACOM Technology Solutions Holdings, Inc.(b)(c)	43,944
2,495	MAXIMUS, Inc.	170,109
1,701	MaxLinear, Inc., Class A(b)	43,869
1,067	Mesa Laboratories, Inc.	150,991
1,176	MINDBODY, Inc., Class A(b)	41,336
15,030	Mitek Systems, Inc.(b)	117,234
2,481	MKS Instruments, Inc.	253,806
30,686	Mobileiron, Inc.(b)	138,087
1,525	Monolithic Power Systems, Inc.	181,658
1,375	Mulesoft, Inc., Class A(b)	33,797
3,789	New Relic, Inc.(b)	226,317
1,502	NIC, Inc.	24,933
5,544	Novanta, Inc.(b)	320,998
1,973	Nutanix, Inc., Class A(b)	63,333
2,826	Paycom Software, Inc.(b)	258,975
6,739	Paylocity Holding Corp.(b)	352,382
3,802	Pegasystems, Inc.	193,332
2,586	Plantronics, Inc.	152,548
878	Power Integrations, Inc.	65,587
4,190	Q2 Holdings, Inc.(b)	177,446
7,918	Quantenna Communications, Inc.(b)	108,952
25,723	Quotient Technology, Inc.(b)	303,531
2,119	Rapid7, Inc.(b)	50,814
5,934	RealPage, Inc.(b)	295,216
8,849	RingCentral, Inc., Class A(b)	480,501
10,062	StarTek, Inc.(b)	125,775
643	Trade Desk, Inc. (The), Class A(b)	31,173
9,146	TrueCar, Inc.(b)	107,831
3,598	Ttec Holdings, Inc.	142,841
4,443	Tucows, Inc., Class A(b)(c)	240,811

Schedule of Investments(a)

1,291	Twilio, Inc., Class A(b)	$33,876
3,621	Ubiquiti Networks, Inc.(b)(c)	292,106
1,484	Upland Software, Inc.(b)	34,325
32,784	USA Technologies, Inc.(b)	277,025
4,643	Varonis Systems, Inc.(b)	252,115
50,158	VirnetX Holding Corp.(b)(c)	173,045
188	Web.com Group, Inc.(b)	4,371
2,115	Workiva, Inc., Class A(b)	47,164
6,309	Zendesk, Inc.(b)	243,023
39,918	Zix Corp.(b)	168,853

		15,131,739

	Materials - 2.0%
1,804	Balchem Corp.	142,516
1,144	Chase Corp.	128,528
321	Deltic Timber Corp.	30,341
1,101	PolyOne Corp.	47,850
4,574	Summit Materials, Inc., Class A(b)	146,139
4,180	US Concrete, Inc.(b)	325,413

		820,787

	Real Estate - 1.2%
2,017	Altisource Portfolio Solutions SA(b)(c)	56,476
3,940	HFF, Inc., Class A	193,887
5,633	Maui Land & Pineapple Co., Inc.(b)	77,454
764	Potlatch Corp. REIT	40,416
548	PS Business Parks, Inc. REIT	66,916
632	Universal Health Realty Income Trust REIT	42,060

		477,209

	Telecommunication Services - 1.0%
4,982	Boingo Wireless, Inc.(b)	120,813
8,464	Shenandoah Telecommunications Co.	287,776

		408,589

	Total Common Stocks and Other Equity Interests (Cost $34,414,416)	41,260,636

	Money Market Fund - 0.2%
86,361	Invesco Premier U.S. Government Money Portfolio - Institutional Class, 1.22%(d) (Cost $86,361)	86,361

	Total Investments in Securities (excluding investments purchased with cash collateral from securities on loan) (Cost $34,500,777) - 100.1%	41,346,997

	Investments Purchased with Cash Collateral from Securities on Loan
	Money Market Fund - 10.4%
4,275,760	Invesco Government & Agency Portfolio - Institutional Class, 1.24%(d)(e) (Cost $4,275,760)	4,275,760

	Total Investments in Securities (Cost $38,776,537) - 110.5%	45,622,757
	Other assets less liabilities - (10.5)%	(4,334,696)

	Net Assets - 100.0%	$41,288,061

Investment Abbreviations:

REIT - Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at January 31, 2018.
(d)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of January 31, 2018.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

PowerShares Russell 2000 Pure Value Portfolio (PXSV)
January 31, 2018
(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests - 99.2%
	Consumer Discretionary - 10.9%
3,635	Abercrombie & Fitch Co., Class A	$75,281
261	Acushnet Holdings Corp.	5,599
10,338	Adtalem Global Education, Inc.(b)	475,548
18,539	AMC Entertainment Holdings, Inc., Class A(c)	237,299
9,322	American Eagle Outfitters, Inc.	167,796
10,351	American Public Education, Inc.(b)	262,915
482	Ascena Retail Group, Inc.(b)	1,041
20,131	Barnes & Noble Education, Inc.(b)	133,871
25,831	Barnes & Noble, Inc.	121,406
13,249	Buckle, Inc. (The)(c)	265,642
17,677	Callaway Golf Co.	261,089
8,513	Cato Corp. (The), Class A	101,134
1,120	Citi Trends, Inc.	26,331
4,636	Clear Channel Outdoor Holdings, Inc., Class A	22,485
3,923	Cooper Tire & Rubber Co.	153,389
6,348	CSS Industries, Inc.	166,064
14,009	Del Taco Restaurants, Inc.(b)	177,494
857	Dillard’s, Inc., Class A(c)	57,899
4,173	DSW, Inc., Class A	83,585
23,458	E.W. Scripps Co. (The), Class A(b)	375,563
14,729	Entercom Communications Corp., Class A	162,755
4,389	Ethan Allen Interiors, Inc.	109,067
33,343	Express, Inc.(b)	232,734
4,554	FTD Cos., Inc.(b)	26,686
35,480	Gannett Co., Inc.	418,664
209	Genesco, Inc.(b)	7,284
25,978	Guess?, Inc.	477,216
2,010	Haverty Furniture Cos., Inc.	44,823
21,513	Iconix Brand Group, Inc.(b)(c)	26,891
8,338	International Speedway Corp., Class A	386,883
19,026	Libbey, Inc.	134,514
3,494	Monarch Casino & Resort, Inc.(b)	159,187
4,925	Movado Group, Inc.	150,705
9,461	National CineMedia, Inc.	63,389
66,925	Office Depot, Inc.	217,506
8,412	Perry Ellis International, Inc.(b)	201,720
32,825	Regis Corp.(b)	522,574
10,851	Scholastic Corp.	416,895
5,506	Sequential Brands Group, Inc.(b)(c)	8,920
23,101	Speedway Motorsports, Inc.	479,346
1,425	Stoneridge, Inc.(b)	34,685
2,601	Superior Industries International, Inc.	43,827
3,407	Tilly’s, Inc., Class A	50,832
8,554	Unifi, Inc.(b)	304,608
36,429	Vera Bradley, Inc.(b)	338,425
15,049	VOXX International Corp.(b)	89,542

		8,281,109

	Consumer Staples - 0.7%
285	Andersons, Inc. (The)	9,718
36,461	Natural Grocers by Vitamin Cottage, Inc.(b)	313,565
6,996	Nature’s Sunshine Products, Inc.	84,652
2,359	Universal Corp.	113,232
1,031	Weis Markets, Inc.	40,992

		562,159

	Energy - 17.2%
18,436	Approach Resources, Inc.(b)(c)	61,576
689	Basic Energy Services, Inc.(b)	13,429
14,291	Bill Barrett Corp.(b)	73,313

18,871	Bristow Group, Inc.	$290,802
53,708	CARBO Ceramics, Inc.(b)(c)	427,516
107,115	Clean Energy Fuels Corp.(b)	168,171
145,292	Cloud Peak Energy, Inc.(b)	726,460
7,553	Contango Oil & Gas Co.(b)	30,967
6,171	Delek US Holdings, Inc.	215,306
117,347	DHT Holdings, Inc.	406,021
42,615	Diamond Offshore Drilling, Inc.(b)(c)	753,433
39,927	Dorian LPG Ltd.(b)	305,042
8,613	Dril-Quip, Inc.(b)	444,861
4,714	Earthstone Energy, Inc., Class A(b)	47,046
45,628	Eclipse Resources Corp.(b)	97,644
128,000	Ensco PLC, Class A	755,200
17,835	Era Group, Inc.(b)	180,669
8,065	Exterran Corp.(b)	232,917
12,191	Forum Energy Technologies, Inc.(b)	206,028
29,599	Frank’s International NV(c)	204,825
66,401	Frontline Ltd. (Norway)(c)	305,445
22,403	Gener8 Maritime, Inc.(b)	131,506
13,281	Geospace Technologies Corp.(b)	182,747
17,419	Golar LNG Ltd. (Bermuda)	475,364
1,941	Green Plains, Inc.	33,967
35,160	Gulf Island Fabrication, Inc.	453,564
81,161	Halcon Resources Corp.(b)	648,476
48,594	Helix Energy Solutions Group, Inc.(b)	365,913
58,125	Independence Contract Drilling, Inc.(b)	267,375
4,211	International Seaways Inc.(b)	70,282
3,277	Key Energy Services, Inc.(b)	48,532
10,758	McDermott International, Inc.(b)	94,455
2,904	Midstates Petroleum Co., Inc.(b)	47,655
3,469	Natural Gas Services Group, Inc.(b)	95,571
48,776	Newpark Resources, Inc.(b)	443,862
40,772	Noble Corp. PLC(b)	191,221
12,866	Oil States International, Inc.(b)	411,712
146,323	Overseas Shipholding Group, Inc., Class A(b)	308,741
2,703	Pacific Ethanol, Inc.(b)	11,353
232,787	Parker Drilling Co.(b)	265,377
1,028	PDC Energy, Inc.(b)	53,302
7,024	Peabody Energy Corp.(b)	283,840
125,075	Pioneer Energy Services Corp.(b)	406,494
792	Rowan Cos. PLC, Class A(b)	11,658
20,243	Scorpio Tankers, Inc. (Monaco)	53,846
6,617	SEACOR Holdings, Inc.(b)	308,220
6,694	SEACOR Marine Holdings, Inc.(b)	100,142
32,674	Ship Finance International Ltd. (Norway)(c)	499,912
125	Stone Energy Corp.(b)	4,517
21,603	Superior Energy Services, Inc.(b)	225,751
53,672	Teekay Corp. (Bermuda)(c)	437,963
48,265	TETRA Technologies, Inc.(b)	185,338
2,673	Unit Corp.(b)	64,767

		13,130,094

	Financials - 30.4%
21,360	AG Mortgage Investment Trust, Inc. REIT	372,518
77,435	Anworth Mortgage Asset Corp. REIT	376,334
4,994	Apollo Commercial Real Estate Finance, Inc. REIT	90,741
1,945	Argo Group International Holdings Ltd.	119,229
22,937	Arlington Asset Investment Corp., Class A(c)	240,838
11,242	ARMOUR Residential REIT, Inc. REIT	263,175
747	Associated Capital Group, Inc., Class A	25,884
12,211	B. Riley Financial, Inc.	228,956
2,970	Baldwin & Lyons, Inc., Class B	68,310
18,421	Bancorp, Inc. (The)(b)	194,710
9,836	Bank Mutual Corp.	102,294
5,653	Bank of Marin Bancorp	388,361
5,391	Banner Corp.	292,947
7,516	Berkshire Hills Bancorp, Inc.	285,232
6,994	Boston Private Financial Holdings, Inc.	107,708
5,819	Camden National Corp.	247,075
1,423	Cannae Holdings, Inc.(b)	24,774

Schedule of Investments(a)

27,794	Capitol Federal Financial, Inc.	$363,546
45,702	Capstead Mortgage Corp. REIT	375,213
4,685	Cathay General Bancorp	204,922
3,054	Central Valley Community Bancorp	59,217
21,444	Cherry Hill Mortgage Investment Corp. REIT	363,690
23,510	Civista Bancshares, Inc.	520,276
3,765	CNB Financial Corp.	101,391
786	CNO Financial Group, Inc.	19,328
3,320	Community Bank System, Inc.	176,956
6,750	Community Trust Bancorp, Inc.	319,275
58,008	CYS Investments, Inc. REIT	390,974
23,771	Dime Community Bancshares, Inc.	451,649
4,323	Donegal Group, Inc., Class A	75,869
55,071	Dynex Capital, Inc. REIT	357,961
25,907	Ellington Residential Mortgage REIT REIT(c)	280,055
1,053	Enterprise Bancorp, Inc.	35,328
2,788	Enterprise Financial Services Corp.	135,636
27,542	EZCORP, Inc., Class A(b)	324,996
1,938	FBL Financial Group, Inc., Class A	134,885
1,563	Federal Agricultural Mortgage Corp., Class C	125,431
13,845	Fidelity Southern Corp.	331,726
3,837	Financial Institutions, Inc.	119,523
76,487	First BanCorp/Puerto Rico(b)	458,922
402	First Citizens BancShares, Inc., Class A	171,015
253	First Commonwealth Financial Corp.	3,661
2,777	First Community Bancshares, Inc.	76,867
661	First Defiance Financial Corp.	36,725
9,522	First Financial Bancorp	271,377
5,627	First Financial Corp.	260,530
5,784	First Interstate BancSystem, Inc., Class A	242,060
17,041	Flagstar Bancorp, Inc.(b)	634,777
6,402	Flushing Financial Corp.	180,280
49,517	Genworth Financial, Inc., Class A(b)	151,522
19,372	Great Ajax Corp. REIT	258,810
7,351	Great Southern Bancorp, Inc.	373,063
2,275	Greenhill & Co., Inc.	42,201
2,577	Heartland Financial USA, Inc.	136,968
13,850	Heritage Financial Corp.	426,580
15,342	HomeStreet, Inc.(b)	451,822
3,151	Hope Bancorp, Inc.	59,995
2,717	Horizon Bancorp	82,733
1,041	IBERIABANK Corp.	87,964
15,135	Impac Mortgage Holdings, Inc.(b)(c)	139,242
578	Independent Bank Corp./MI	13,323
8,366	International Bancshares Corp.	347,189
6,419	INTL FCStone, Inc.(b)	279,227
25,331	Invesco Mortgage Capital, Inc. REIT(d)	411,375
9,579	Lakeland Bancorp, Inc.	192,538
4,784	Mercantile Bank Corp.	166,914
7,008	MGIC Investment Corp.(b)	103,859
21,724	MTGE Investment Corp. REIT	369,308
656	National Western Life Group, Inc., Class A	212,478
1,202	Navigators Group, Inc. (The)	58,417
3,565	NBT Bancorp, Inc.	131,584
5,261	Nelnet, Inc., Class A	274,151
42,251	New York Mortgage Trust, Inc. REIT(c)	240,831
6,022	Northeast Bancorp	134,592
31,905	OFG Bancorp	363,717
14,831	Old National Bancorp	256,576
36,315	Orchid Island Capital, Inc. REIT(c)	275,268
766	Park National Corp.	80,445
5,913	Parke Bancorp, Inc.	119,147
19,017	PennyMac Financial Services, Inc., Class A(b)	422,177
3,787	Peoples Bancorp of North Carolina, Inc.(c)	119,291
4,625	Peoples Bancorp, Inc.	164,696
29,881	PHH Corp.(b)	268,033
8,537	Provident Financial Services, Inc.	224,608
7,686	Radian Group, Inc.	169,630

27,105	Redwood Trust, Inc. REIT	$403,593
11,638	Republic Bancorp, Inc., Class A	448,529
47,585	Resource Capital Corp. REIT	451,106
960	Riverview Bancorp, Inc.	9,197
7,287	S&T Bancorp, Inc.	294,103
738	Safety Insurance Group, Inc.	57,306
9,053	TriCo Bancshares	334,780
20,381	TrustCo Bank Corp. NY	175,277
8,307	Trustmark Corp.	264,080
7,919	Umpqua Holdings Corp.	171,446
889	Union Bankshares Corp.	33,560
7,710	United Bankshares, Inc.	283,728
2,722	United Community Banks, Inc.	86,233
5,513	United Community Financial Corp.	53,752
13,443	Waddell & Reed Financial, Inc., Class A	309,189
5,790	Washington Federal, Inc.	207,861
10,021	WesBanco, Inc.	410,961
39,230	Western Asset Mortgage Capital Corp. REIT	366,016
1,975	Wintrust Financial Corp.	169,653

		23,173,791

	Health Care - 5.3%
2,089	Aceto Corp.	23,000
2,967	Analogic Corp.	245,964
13,784	AngioDynamics, Inc.(b)	239,980
2,977	Ardelyx, Inc.(b)	21,583
106,641	BioTime, Inc.(b)	310,325
4,906	Cascadian Therapeutics, Inc.(b)	49,354
93,602	Celldex Therapeutics, Inc.(b)	258,342
42,845	Chimerix, Inc.(b)	205,228
7,474	Enanta Pharmaceuticals, Inc.(b)	634,916
4,143	Halyard Health, Inc.(b)	202,220
17,867	Intra-Cellular Therapies, Inc.(b)	304,096
16,066	Invacare Corp.	295,614
49,996	Kindred Healthcare, Inc.	459,963
8,574	NantKwest, Inc.(b)(c)	37,897
30,793	Novelion Therapeutics, Inc. (Canada)(b)(c)	160,432
204,350	PDL BioPharma, Inc.(b)	564,006

		4,012,920

	Industrials - 12.0%
98,685	Acacia Research Corp.(b)	360,200
8,670	ACCO Brands Corp.(b)	102,739
5,831	Aircastle Ltd.	137,728
9,656	American Railcar Industries, Inc.(c)	378,708
4,243	Armstrong Flooring, Inc.(b)	65,724
1,458	Atlas Air Worldwide Holdings, Inc.(b)	82,085
7,047	Babcock & Wilcox Enterprises, Inc.(b)(c)	45,805
2,933	CBIZ, Inc.(b)	48,395
56	CECO Environmental Corp.	254
9,502	Chart Industries, Inc.(b)	471,014
46,567	Cogint, Inc.(b)(c)	169,970
1,980	Columbus McKinnon Corp.	81,081
41,383	Costamare, Inc. (Monaco)(c)	269,817
4,037	Covenant Transportation Group, Inc., Class A(b)	118,405
82,342	Eagle Bulk Shipping, Inc.(b)	390,301
7,223	Ennis, Inc.	143,738
689	Esterline Technologies Corp.(b)	50,676
19,790	FreightCar America, Inc.	308,328
8,482	FTI Consulting, Inc.(b)	368,713
1,839	GATX Corp.	130,826
41,149	Genco Shipping & Trading Ltd.(b)	535,348
7,654	Huron Consulting Group, Inc.(b)	307,308
2,566	IES Holdings, Inc.(b)	44,905
8,600	Kelly Services, Inc., Class A	243,466
9,744	LB Foster Co., Class A(b)	264,550
7,132	Manitowoc Co., Inc. (The)(b)	285,851
344,936	Navios Maritime Holdings, Inc. (Monaco)(b)(c)	420,822
40,891	Nexeo Solutions, Inc.(b)	385,602
16,576	Northwest Pipe Co.(b)	314,944
1,876	NOW, Inc.(b)	22,118

Schedule of Investments(a)

10,525	Powell Industries, Inc.	$343,010
5,120	Resources Connection, Inc.	83,712
186,176	Safe Bulkers, Inc. (Greece)(b)(c)	638,584
17,142	Textainer Group Holdings Ltd.(b)(c)	419,979
10,079	Thermon Group Holdings, Inc.(b)	233,631
23,741	Titan International, Inc.	315,993
14,383	Titan Machinery, Inc.(b)	309,091
3,005	Triumph Group, Inc.	87,596
48,946	Vivint Solar, Inc.(b)(c)	168,864

		9,149,881

	Information Technology - 4.1%
2,838	Actua Corp.(b)	44,273
20,737	AVX Corp.	372,022
775	Benchmark Electronics, Inc.(b)	22,436
2,454	Cree, Inc.(b)	84,687
43,485	Digi International, Inc.(b)	450,070
17,624	DSP Group, Inc.(b)	230,874
1,356	Kimball Electronics, Inc.(b)	25,086
5,761	Knowles Corp.(b)	87,798
67,120	Liquidity Services, Inc.(b)	322,176
8,610	ManTech International Corp., Class A	448,323
6,312	Maxwell Technologies, Inc.(b)(c)	36,546
23,644	NeoPhotonics Corp.(b)(c)	132,643
1,770	NETGEAR, Inc.(b)	123,369
36,490	Ribbon Communications, Inc.(b)	254,700
50,992	Sigma Designs, Inc.(b)	288,105
21,127	SunPower Corp.(b)(c)	167,537

		3,090,645

	Materials - 2.4%
26,478	Agrofresh Solutions, Inc.(b)	199,644
151	FutureFuel Corp.	2,024
7,559	Hecla Mining Co.	29,027
97,752	Intrepid Potash, Inc.(b)	380,255
113	Kaiser Aluminum Corp.	12,457
9,115	LSB Industries, Inc.(b)(c)	77,386
6,032	Olympic Steel, Inc.	140,606
12,696	P.H. Glatfelter Co.	296,579
40,871	SunCoke Energy, Inc.(b)	453,668
8,716	TimkenSteel Corp.(b)	141,112
4,943	Tredegar Corp.	90,704

		1,823,462

	Real Estate - 11.7%
11,526	Acadia Realty Trust REIT	283,079
4,988	Agree Realty Corp. REIT	240,122
19,548	Altisource Residential Corp. REIT	215,223
40,724	Ashford Hospitality Prime, Inc. REIT	367,330
77,945	Ashford Hospitality Trust, Inc. REIT	501,966
25,164	CatchMark Timber Trust, Inc., Class A REIT	331,410
60,311	CBL & Associates Properties, Inc. REIT(c)	335,329
20,735	Cedar Realty Trust, Inc. REIT	105,956
11,832	Chatham Lodging Trust REIT	265,037
948	Chesapeake Lodging Trust REIT	25,947
12,741	CorEnergy Infrastructure Trust, Inc. REIT	488,363
41,136	Cousins Properties, Inc. REIT	370,224
28,842	DiamondRock Hospitality Co. REIT	339,182
9,576	Education Realty Trust, Inc. REIT	316,295
2,080	Getty Realty Corp. REIT	54,579
8,255	Gladstone Commercial Corp. REIT	156,845
3,708	Global NET Lease, Inc. REIT	68,005
8,115	Government Properties Income Trust REIT	139,253
49,267	Independence Realty Trust, Inc. REIT	452,764
15,214	InfraREIT, Inc. REIT	288,762
28,817	Investors Real Estate Trust REIT(c)	163,392
6,621	Kite Realty Group Trust REIT	111,630
5,985	LaSalle Hotel Properties REIT	182,782
23,137	Lexington Realty Trust REIT	208,696
10,187	Mack-Cali Realty Corp. REIT	204,453
8,759	NorthStar Realty Europe Corp. REIT	104,495
50,665	RAIT Financial Trust REIT	32,375
23,638	Ramco-Gershenson Properties Trust REIT	312,494
31,468	RLJ Lodging Trust REIT	727,540

14,733	Select Income REIT	$329,430
2,270	Seritage Growth Properties, Class A REIT(c)	93,524
7,727	Summit Hotel Properties, Inc. REIT	119,691
28,869	Sunstone Hotel Investors, Inc. REIT	486,443
2,601	Tejon Ranch Co.(b)	56,728
16,176	Tier REIT, Inc. REIT	313,976
10,647	Washington Prime Group, Inc. REIT	70,057
936	Xenia Hotels & Resorts, Inc. REIT	20,779

		8,884,156

	Telecommunication Services - 1.3%
49,615	Iridium Communications, Inc.(b)(c)	630,111
21,150	Spok Holdings, Inc.	329,940
44,489	Windstream Holdings, Inc.(c)	73,407

		1,033,458

	Utilities - 3.2%
1,054	ALLETE, Inc.	76,352
10,921	AquaVenture Holdings Ltd.(b)(c)	166,108
9,070	Avista Corp.	456,765
59,441	Dynegy, Inc.(b)	744,201
333	El Paso Electric Co.	17,383
1,750	Northwest Natural Gas Co.	100,362
2,239	NorthWestern Corp.	121,667
243	ONE Gas, Inc.	17,212
5,089	PNM Resources, Inc.	193,891
1,265	Portland General Electric Co.	53,573
4,873	Spire, Inc.	324,055
12,317	TerraForm Power, Inc., Class A	134,255

		2,405,824

	Total Common Stocks and Other Equity Interests (Cost $70,235,932)	75,547,499

	Money Market Fund - 0.1%
68,109	Invesco Premier U.S. Government Money Portfolio - Institutional Class, 1.22%(e) (Cost $68,109)	68,109

	Total Investments in Securities (excluding investments purchased with cash collateral from securities on loan) (Cost $70,304,041)-99.3%	75,615,608

	Investments Purchased with Cash Collateral from Securities on Loan
	Money Market Fund - 9.8%
7,481,103	Invesco Government & Agency Portfolio - Institutional Class, 1.24%(e)(f) (Cost $7,481,103)	7,481,103

	Total Investments in Securities (Cost $77,785,144) - 109.1%	83,096,711
	Other assets less liabilities - (9.1)%	(6,928,775)

	Net Assets - 100.0%	$76,167,936

Investment Abbreviations:

REIT - Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at January 31, 2018.
(d)	Affiliated company. The Fund’s Adviser and Invesco Mortgage Capital, Inc. REIT are wholly-owned subsidiaries of Invesco Ltd. and therefore, Invesco Ltd. and Invesco Mortgage Capital, Inc. REIT are considered to be affiliated. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates (excluding affiliated money market funds) for the nine months ended January 31, 2018.

	Value April 30, 2017	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value January 31, 2018	Dividend Income
Invesco Mortgage Capital, Inc. REIT	$447,286	$217,009	$(248,051)	$(11,605)	$6,736	$411,375	$36,207

(e)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of January 31, 2018.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

PowerShares Russell Midcap Equal Weight Portfolio (EQWM)

January 31, 2018

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests - 99.9%
	Consumer Discretionary - 10.7%
283	Adient PLC	$18,338
229	Advance Auto Parts, Inc.	26,791
410	AMC Networks, Inc., Class A(b)	21,152
265	Aptiv PLC	25,143
527	Aramark	24,142
404	AutoNation, Inc.(b)(c)	24,329
32	AutoZone, Inc.(b)	24,494
992	Bed Bath & Beyond, Inc.	22,895
364	Best Buy Co., Inc.	26,594
417	BorgWarner, Inc.	23,460
243	Bright Horizons Family Solutions, Inc.(b)	23,863
399	Brunswick Corp.	25,049
203	Burlington Stores, Inc.(b)	24,707
34	Cable One, Inc.	24,005
407	CalAtlantic Group, Inc.	22,845
334	CarMax, Inc.(b)	23,838
201	Carter’s, Inc.	24,180
75	Chipotle Mexican Grill, Inc.(b)	24,357
287	Choice Hotels International, Inc.	23,577
631	Cinemark Holdings, Inc.	23,221
447	D.R. Horton, Inc.	21,925
263	Darden Restaurants, Inc.	25,209
423	Delphi Technologies PLC	23,362
749	Dick’s Sporting Goods, Inc.	23,564
1,147	Discovery Communications, Inc., Class A(b)	28,755
240	Dollar General Corp.	24,749
209	Dollar Tree, Inc.(b)	24,035
125	Domino’s Pizza, Inc.	27,106
370	Dunkin’ Brands Group, Inc.	23,920
188	Expedia, Inc.	24,066
1,300	Extended Stay America, Inc.	26,299
519	Floor & Decor Holdings, Inc., Class A(b)	24,341
518	Foot Locker, Inc.	25,460
1,202	GameStop Corp., Class A	20,206
665	Gap, Inc. (The)	22,105
366	Garmin Ltd.	23,036
1,096	Gentex Corp.	25,953
239	Genuine Parts Co.	24,873
715	Goodyear Tire & Rubber Co. (The)	24,896
41	Graham Holdings Co., Class B	24,372
818	H&R Block, Inc.	21,710
1,088	Hanesbrands, Inc.	23,631
438	Harley-Davidson, Inc.	21,225
245	Hasbro, Inc.	23,170
528	Hilton Grand Vacations, Inc.(b)	23,744
290	Hilton Worldwide Holdings, Inc.	24,838
313	Hyatt Hotels Corp., Class A(b)	25,447
809	International Game Technology PLC	23,518
1,109	Interpublic Group of Cos., Inc. (The)	24,276
353	John Wiley & Sons, Inc., Class A	22,380
458	Kohl’s Corp.	29,665
407	L Brands, Inc.	20,387
127	Lear Corp.	24,529
485	Leggett & Platt, Inc.	22,557
363	Lennar Corp., Class A	22,746
262	Liberty Broadband Corp., Class C(b)	25,034
508	Liberty Expedia Holdings, Inc., Class A(b)	23,820
898	Liberty Interactive Corp. QVC Group, Series A(b)	25,225

645	Liberty Media Corp.-Liberty Formula One, Class C(b)	$24,310
531	Liberty Media Corp.-Liberty SiriusXM, Class C(b)	23,794
398	Liberty Ventures, Series A(b)	23,454
708	Lions Gate Entertainment Corp., Class A(b)	23,959
514	Live Nation Entertainment, Inc.(b)	23,161
564	LKQ Corp.(b)	23,705
311	Lululemon Athletica, Inc.(b)	24,323
886	Macy’s, Inc.	22,992
105	Madison Square Garden Co. (The), Class A(b)	22,663
1,455	Mattel, Inc.	23,047
672	MGM Resorts International	24,494
374	Michael Kors Holdings Ltd.(b)	24,684
1,018	Michaels Cos., Inc. (The)(b)	27,354
80	Mohawk Industries, Inc.(b)	22,485
281	Murphy USA, Inc.(b)	23,972
727	Newell Brands, Inc.	19,222
1,369	News Corp., Class A	23,424
498	Nordstrom, Inc.	24,556
412	Norwegian Cruise Line Holdings Ltd.(b)	25,025
7	NVR, Inc.(b)	22,247
306	Omnicom Group, Inc.	23,455
96	O’Reilly Automotive, Inc.(b)	25,410
463	Penske Automotive Group, Inc.	24,164
170	Polaris Industries, Inc.	19,212
175	Pool Corp.	23,667
667	PulteGroup, Inc.	21,231
176	PVH Corp.	27,294
224	Ralph Lauren Corp., Class A	25,605
987	Regal Entertainment Group, Class A	22,583
292	Ross Stores, Inc.	24,058
181	Royal Caribbean Cruises Ltd.	24,173
1,348	Sally Beauty Holdings, Inc.(b)	22,390
274	Scripps Networks Interactive, Inc., Class A	24,109
596	Service Corp. International	23,822
446	ServiceMaster Global Holdings, Inc.(b)	23,513
437	Signet Jewelers Ltd.(c)	23,117
3,979	Sirius XM Holdings, Inc.(c)	24,312
344	Six Flags Entertainment Corp.	23,241
633	Skechers U.S.A., Inc., Class A(b)	26,073
534	Tapestry, Inc.	25,119
1,629	TEGNA, Inc.	23,572
381	Tempur Sealy International, Inc.(b)	22,723
148	Thor Industries, Inc.	20,226
234	Tiffany & Co.	24,956
477	Toll Brothers, Inc.	22,219
337	Tractor Supply Co.	25,696
539	Tribune Media Co., Class A	22,956
650	TripAdvisor, Inc.(b)	22,535
361	Tupperware Brands Corp.	20,851
101	Ulta Beauty, Inc.(b)	22,432
1,687	Under Armour, Inc., Class A(b)(c)	23,382
689	Urban Outfitters, Inc.(b)	23,502
105	Vail Resorts, Inc.	22,949
311	VF Corp.	25,235
756	Viacom, Inc., Class B	25,265
175	Visteon Corp.(b)	22,764
299	Wayfair, Inc., Class A(b)	27,511
1,498	Wendy’s Co. (The)	24,238
138	Whirlpool Corp.	25,036
419	Williams-Sonoma, Inc.	21,465
199	Wyndham Worldwide Corp.	24,702
141	Wynn Resorts Ltd.	23,348
557	Yum China Holdings, Inc.	25,839

		2,885,935

	Consumer Staples - 11.1%
2,741	Blue Buffalo Pet Products, Inc.(b)	93,139
1,316	Brown-Forman Corp., Class B	91,199
1,255	Bunge Ltd.	99,685
1,763	Campbell Soup Co.	82,068

Schedule of Investments(a)

703	Casey’s General Stores, Inc.	$85,140
1,805	Church & Dwight Co., Inc.	88,174
610	Clorox Co. (The)	86,431
2,332	Conagra Brands, Inc.	88,616
1,273	Coty, Inc., Class A	24,964
923	Dr Pepper Snapple Group, Inc.	110,160
1,467	Edgewell Personal Care Co.(b)	82,827
1,824	Energizer Holdings, Inc.	106,193
4,301	Flowers Foods, Inc.	84,343
2,125	Hain Celestial Group, Inc. (The)(b)	81,048
1,256	Herbalife Ltd.(b)	104,235
765	Hershey Co. (The)	84,402
2,353	Hormel Foods Corp.	80,779
624	Ingredion, Inc.	89,631
743	JM Smucker Co. (The)	94,279
1,292	Kellogg Co.	87,998
1,580	Lamb Weston Holdings, Inc.	92,588
851	McCormick & Co., Inc.	92,563
1,087	Molson Coors Brewing Co., Class B	91,330
1,325	Nu Skin Enterprises, Inc., Class A	95,188
2,331	Pilgrim’s Pride Corp.(b)	64,732
1,525	Pinnacle Foods, Inc.	94,459
1,120	Post Holdings, Inc.(b)	84,750
48,538	Rite Aid Corp.(b)	105,813
20	Seaboard Corp.	86,720
751	Spectrum Brands Holdings, Inc.	88,963
3,652	Sprouts Farmers Market, Inc.(b)	102,000
1,847	TreeHouse Foods, Inc.(b)	87,105
1,049	Tyson Foods, Inc., Class A	79,839
2,837	US Foods Holding Corp.(b)	91,153

		3,002,514

	Energy - 10.9%
516	Andeavor	55,810
3,089	Antero Resources Corp.(b)	60,019
1,384	Apache Corp.	62,100
1,851	Baker Hughes a GE Co.	59,510
2,024	Cabot Oil & Gas Corp.	53,332
2,978	Centennial Resource Development, Inc., Class A(b)	60,781
1,200	Cheniere Energy, Inc.(b)	67,872
15,194	Chesapeake Energy Corp.(b)(c)	53,179
507	Cimarex Energy Co.	56,885
3,866	CNX Resources Corp.(b)	54,163
407	Concho Resources, Inc.(b)	64,078
2,357	Consol Energy, Inc.(b)	76,437
1,194	Continental Resources, Inc.(b)	66,303
1,513	Devon Energy Corp.	62,593
516	Diamondback Energy, Inc.(b)	64,758
1,042	Energen Corp.(b)	54,424
1,007	EQT Corp.	54,670
3,806	Extraction Oil & Gas, Inc.(b)	53,665
4,552	Gulfport Energy Corp.(b)	46,294
983	Helmerich & Payne, Inc.	70,805
1,260	Hess Corp.	63,643
1,240	HollyFrontier Corp.	59,470
7,446	Kosmos Energy Ltd. (Ghana)(b)	51,452
5,690	Laredo Petroleum, Inc.(b)	55,364
3,814	Marathon Oil Corp.	69,377
878	Marathon Petroleum Corp.	60,819
2,001	Murphy Oil Corp.	64,232
9,246	Nabors Industries Ltd.	72,489
1,735	National Oilwell Varco, Inc.	63,640
1,948	Newfield Exploration Co.(b)	61,674
2,171	Noble Energy, Inc.	66,259
3,050	Oceaneering International, Inc.	63,074
1,073	ONEOK, Inc.	63,157
2,188	Parsley Energy, Inc., Class A(b)	51,637
2,606	Patterson-UTI Energy, Inc.	61,554
1,714	PBF Energy, Inc., Class A	55,414
6,117	QEP Resources, Inc.(b)	57,255
3,525	Range Resources Corp.	50,231
2,342	RPC, Inc.(c)	47,308

1,542	RSP Permian, Inc.(b)	$61,186
2,578	SM Energy Co.	60,196
10,166	Southwestern Energy Co.(b)	43,104
1,249	Targa Resources Corp.	59,952
5,588	Transocean Ltd.(b)	60,294
16,682	Weatherford International PLC(b)	65,727
2,302	Whiting Petroleum Corp.(b)	64,272
1,975	Williams Cos., Inc. (The)	61,995
2,055	World Fuel Services Corp.	57,314
4,448	WPX Energy, Inc.(b)	65,519

		2,935,286

	Financials - 5.8%
69	Affiliated Managers Group, Inc.	13,774
666	AGNC Investment Corp. REIT	12,514
25	Alleghany Corp.(b)	15,693
479	Ally Financial, Inc.	14,260
130	American Financial Group, Inc.	14,734
109	American National Insurance Co.	13,777
81	Ameriprise Financial, Inc.	13,665
1,133	Annaly Capital Management, Inc. REIT	11,942
148	Arch Capital Group Ltd.(b)	13,459
208	Arthur J. Gallagher & Co.	14,211
330	Aspen Insurance Holdings Ltd. (Bermuda)	12,326
537	Associated Banc-Corp.	13,291
138	Assurant, Inc.	12,624
392	Assured Guaranty Ltd.	13,951
284	Athene Holding Ltd., Class A(b)	14,245
273	Axis Capital Holdings Ltd.	13,795
160	Bank of Hawaii Corp.	13,387
293	Bank of The Ozarks	14,635
341	BankUnited, Inc.	13,995
814	BGC Partners, Inc., Class A	11,648
154	BOK Financial Corp.	14,890
263	Brown & Brown, Inc.	13,802
109	Cboe Global Markets, Inc.	14,649
724	Chimera Investment Corp. REIT	12,301
183	Cincinnati Financial Corp.	14,073
276	CIT Group, Inc.	13,990
328	Citizens Financial Group, Inc.	15,055
253	CNA Financial Corp.	13,702
161	Comerica, Inc.	15,330
243	Commerce Bancshares, Inc.	14,218
46	Credit Acceptance Corp.(b)	15,167
143	Cullen/Frost Bankers, Inc.	15,217
185	Discover Financial Services	14,763
273	E*TRADE Financial Corp.(b)	14,387
226	East West Bancorp, Inc.	14,896
241	Eaton Vance Corp.	13,930
113	Erie Indemnity Co., Class A	13,420
65	Everest Re Group Ltd.	14,937
962	F.N.B. Corp.	13,805
68	FactSet Research Systems, Inc.	13,647
392	Federated Investors, Inc., Class B	13,595
447	Fifth Third Bancorp	14,796
245	First American Financial Corp.	14,472
457	First Hawaiian, Inc.	13,207
675	First Horizon National Corp.	13,406
146	First Republic Bank	13,074
342	FNF Group	13,331
129	Hanover Insurance Group, Inc. (The)	14,596
248	Hartford Financial Services Group, Inc. (The)	14,572
924	Huntington Bancshares, Inc.	14,950
226	Interactive Brokers Group, Inc., Class A	14,462
364	Invesco Ltd.(d)	13,151
688	KeyCorp	14,723
269	Lazard Ltd., Class A	15,755
338	Legg Mason, Inc.	14,406
523	Leucadia National Corp.	14,158
175	Lincoln National Corp.	14,490
272	Loews Corp.	14,049
252	LPL Financial Holdings, Inc.	15,034

Schedule of Investments(a)

86	M&T Bank Corp.	$16,407
13	Markel Corp.(b)	14,920
75	MarketAxess Holdings, Inc.	14,716
251	Mercury General Corp.	12,286
1,690	MFA Financial, Inc. REIT	12,100
90	Moody’s Corp.	14,561
145	Morningstar, Inc.	13,937
106	MSCI, Inc., Class A	14,758
175	Nasdaq, Inc.	14,159
1,067	Navient Corp.	15,205
758	New Residential Investment Corp. REIT	13,106
1,017	New York Community Bancorp, Inc.	14,401
140	Northern Trust Corp.	14,755
652	Old Republic International Corp.	14,011
514	OneMain Holdings, Inc.(b)	16,813
284	PacWest Bancorp	14,890
719	People’s United Financial, Inc.	14,143
203	Pinnacle Financial Partners, Inc.	12,850
386	Popular, Inc.	15,687
191	Principal Financial Group, Inc.	12,912
221	ProAssurance Corp.	12,089
249	Progressive Corp. (The)	13,471
196	Prosperity Bancshares, Inc.	14,857
154	Raymond James Financial, Inc.	14,844
801	Regions Financial Corp.	15,403
92	Reinsurance Group of America, Inc.	14,412
108	RenaissanceRe Holdings Ltd. (Bermuda)	13,731
759	Santander Consumer USA Holdings, Inc.(b)	13,093
192	SEI Investments Co.	14,429
99	Signature Bank/New York NY(b)	15,246
1,172	SLM Corp.(b)	13,408
625	Starwood Property Trust, Inc. REIT	12,744
210	SunTrust Banks, Inc.	14,847
59	SVB Financial Group(b)	14,546
364	Synchrony Financial	14,444
277	Synovus Financial Corp.	13,958
132	T. Rowe Price Group, Inc.	14,735
664	TCF Financial Corp.	14,243
260	TD Ameritrade Holding Corp.	14,505
884	TFS Financial Corp.	12,924
152	Torchmark Corp.	13,809
834	Two Harbors Investment Corp. REIT	12,302
239	Unum Group	12,712
293	Validus Holdings Ltd.	19,836
308	Voya Financial, Inc.	15,988
194	W.R. Berkley Corp.	14,158
238	Webster Financial Corp.	13,476
231	Western Alliance Bancorp(b)	13,550
16	White Mountains Insurance Group Ltd.	13,438
95	Willis Towers Watson PLC	15,245
370	XL Group Ltd. (Bermuda)	13,631
269	Zions Bancorporation	14,534

		1,569,557

	Health Care - 11.5%
228	ABIOMED, Inc.(b)	53,580
1,347	Acadia Healthcare Co., Inc.(b)	45,906
1,422	ACADIA Pharmaceuticals, Inc.(b)	42,532
641	Agilent Technologies, Inc.	47,069
703	Agios Pharmaceuticals, Inc.(b)	55,368
1,317	Akorn, Inc.(b)	42,434
182	Align Technology, Inc.(b)	47,684
811	Alkermes PLC(b)	46,365
341	Alnylam Pharmaceuticals, Inc.(b)	44,323
498	AmerisourceBergen Corp.	49,636
316	athenahealth, Inc.(b)	39,598
529	BioMarin Pharmaceutical, Inc.(b)	47,732
168	Bio-Rad Laboratories, Inc., Class A(b)	43,433
332	Bio-Techne Corp.	46,576
844	Bioverativ, Inc.(b)	86,983
4,187	Brookdale Senior Living, Inc.(b)	39,777
1,252	Bruker Corp.	44,584
731	Cardinal Health, Inc.	52,478

424	Centene Corp.(b)	$45,470
612	Cerner Corp.(b)	42,308
415	Charles River Laboratories International, Inc.(b)	43,758
179	Cooper Cos., Inc. (The)	43,796
637	DaVita, Inc.(b)	49,711
658	DENTSPLY Sirona, Inc.	40,013
714	DexCom, Inc.(b)	41,555
364	Edwards Lifesciences Corp.(b)	46,075
5,752	Endo International PLC(b)	39,746
1,372	Envision Healthcare Corp.(b)	49,378
1,591	Exelixis, Inc.(b)	48,223
633	Henry Schein, Inc.(b)	47,905
513	Hill-Rom Holdings, Inc.	43,774
1,027	Hologic, Inc.(b)	43,853
268	IDEXX Laboratories, Inc.(b)	50,127
204	Illumina, Inc.(b)	47,459
451	Incyte Corp.(b)	40,721
696	Intercept Pharmaceuticals, Inc.(b)(c)	43,222
3,262	Intrexon Corp.(b)(c)	42,406
793	Ionis Pharmaceuticals, Inc.(b)	41,648
424	Iqvia Holdings, Inc.(b)	43,329
754	Juno Therapeutics, Inc.(b)	64,701
276	Laboratory Corp. of America Holdings(b)	48,162
922	LifePoint Health, Inc.(b)	45,593
2,014	Mallinckrodt PLC(b)	36,373
841	MEDNAX, Inc.(b)	44,413
47	Mettler-Toledo International, Inc.(b)	31,737
1,145	Mylan NV(b)	49,063
590	Neurocrine Biosciences, Inc.(b)	50,427
8,424	OPKO Health, Inc.(b)(c)	37,571
1,215	Patterson Cos., Inc.	43,606
610	PerkinElmer, Inc.	48,898
516	Perrigo Co. PLC	46,760
1,453	Premier, Inc., Class A(b)	47,150
1,370	Qiagen N.V.(b)	45,881
443	Quest Diagnostics, Inc.	46,878
499	ResMed, Inc.	50,294
747	Seattle Genetics, Inc.(b)	39,068
482	STERIS PLC	43,823
175	Teleflex, Inc.	48,606
514	TESARO, Inc.(b)	34,674
312	United Therapeutics Corp.(b)	40,248
388	Universal Health Services, Inc., Class B	47,142
382	Varian Medical Systems, Inc.(b)	48,705
771	Veeva Systems, Inc., Class A(b)	48,465
153	Waters Corp.(b)	32,988
205	WellCare Health Plans, Inc.(b)	43,128
430	West Pharmaceutical Services, Inc.	43,086
373	Zimmer Biomet Holdings, Inc.	47,416
597	Zoetis, Inc.	45,808

		3,111,199

	Industrials - 13.0%
470	A.O. Smith Corp.	31,387
284	Acuity Brands, Inc.	43,861
760	AECOM(b)	29,724
404	AGCO Corp.	29,338
660	Air Lease Corp.	32,089
417	Alaska Air Group, Inc.	27,409
348	Allegion PLC	29,966
699	Allison Transmission Holdings, Inc.	30,924
62	AMERCO	22,635
569	American Airlines Group, Inc.	30,908
406	AMETEK, Inc.	30,978
1,178	Arconic, Inc.	35,411
795	Armstrong World Industries, Inc.(b)	49,847
469	BWX Technologies, Inc.	29,753
331	C.H. Robinson Worldwide, Inc.	30,273
253	Carlisle Cos., Inc.	28,895
183	Cintas Corp.	30,826
541	Clean Harbors, Inc.(b)	29,939
792	Colfax Corp.(b)	31,696

Schedule of Investments(a)

215	Copa Holdings SA, Class A (Panama)	$29,741
660	Copart, Inc.(b)	29,086
334	Crane Co.	33,380
171	Cummins, Inc.	32,148
592	Donaldson Co., Inc.	29,991
299	Dover Corp.	31,757
112	Dun & Bradstreet Corp. (The)	13,858
116	Equifax, Inc.	14,492
451	Expeditors International of Washington, Inc.	29,292
873	Fastenal Co.	47,980
679	Flowserve Corp.	30,772
585	Fluor Corp.	35,510
393	Fortive Corp.	29,876
328	Fortune Brands Home & Security, Inc.	23,265
900	Gardner Denver Holdings, Inc.(b)	31,122
369	Genesee & Wyoming, Inc., Class A(b)	29,465
675	Graco, Inc.	31,590
247	Harris Corp.	39,367
738	HD Supply Holdings, Inc.(b)	28,701
403	HEICO Corp.	32,369
774	Hexcel Corp.	52,903
230	Hubbell, Inc.	31,269
123	Huntington Ingalls Industries, Inc.	29,217
219	IDEX Corp.	31,422
777	IHS Markit Ltd.(b)	37,086
545	Ingersoll-Rand PLC	51,573
544	ITT, Inc.	30,464
260	J.B. Hunt Transport Services, Inc.	31,416
428	Jacobs Engineering Group, Inc.	29,729
1,324	JetBlue Airways Corp.(b)	27,619
260	Kansas City Southern	29,414
444	KAR Auction Services, Inc.	24,216
453	Kirby Corp.(b)	33,930
150	L3 Technologies, Inc.	31,869
278	Landstar System, Inc.	30,872
230	Lennox International, Inc.	50,119
318	Lincoln Electric Holdings, Inc.	31,027
439	Macquarie Infrastructure Corp.	29,128
231	ManpowerGroup, Inc.	30,351
1,111	Masco Corp.	49,617
231	Middleby Corp. (The)(b)	31,476
322	MSC Industrial Direct Co., Inc., Class A	30,229
588	Nielsen Holdings PLC	21,997
228	Nordson Corp.	32,768
223	Old Dominion Freight Line, Inc.	32,658
219	Orbital ATK, Inc.	28,886
329	Oshkosh Corp.	29,847
535	Owens Corning	49,739
407	PACCAR, Inc.	30,346
157	Parker-Hannifin Corp.	31,623
417	Pentair PLC (United Kingdom)	29,816
2,712	Pitney Bowes, Inc.	38,266
753	Quanta Services, Inc.(b)	28,983
379	Regal Beloit Corp.	29,524
444	Republic Services, Inc.	30,547
541	Robert Half International, Inc.	31,313
151	Rockwell Automation, Inc.	29,791
217	Rockwell Collins, Inc.	30,052
623	Rollins, Inc.	30,739
111	Roper Technologies, Inc.	31,145
353	Ryder System, Inc.	30,722
607	Sensata Technologies Holding NV(b)	34,144
176	Snap-on, Inc.	30,151
344	Spirit AeroSystems Holdings, Inc., Class A	35,212
675	Spirit Airlines, Inc.(b)	28,431
172	Stanley Black & Decker, Inc.	28,592
433	Stericycle, Inc.(b)	32,631
161	Teledyne Technologies, Inc.(b)	30,738
631	Terex Corp.	29,670
529	Textron, Inc.	31,036
952	Timken Co. (The)	50,028

442	Toro Co. (The)	$29,017
109	TransDigm Group, Inc.	34,543
244	TransUnion(b)	14,484
804	Trinity Industries, Inc.	27,714
456	United Continental Holdings, Inc.(b)	30,926
185	United Rentals, Inc.(b)	33,505
1,607	Univar, Inc.(b)	47,985
1,258	USG Corp.(b)	48,634
277	Valmont Industries, Inc.	45,317
303	Verisk Analytics, Inc.(b)	30,315
135	W.W. Grainger, Inc.	36,404
157	WABCO Holdings, Inc.(b)	24,239
384	Wabtec Corp.	31,119
279	Watsco, Inc.	50,161
1,302	Welbilt, Inc.(b)	29,035
453	WESCO International, Inc.(b)	30,872
378	XPO Logistics, Inc.(b)	35,698
424	Xylem, Inc.	30,638

		3,504,568

	Information Technology - 13.9%
3,526	Advanced Micro Devices, Inc.(b)(c)	48,447
627	Akamai Technologies, Inc.(b)	42,003
63	Alliance Data Systems Corp.	16,170
550	Amdocs Ltd.	37,620
402	Amphenol Corp., Class A	37,294
411	Analog Devices, Inc.	37,763
242	ANSYS, Inc.(b)	39,119
161	Arista Networks, Inc.(b)	44,407
1,215	ARRIS International PLC(b)	30,740
457	Arrow Electronics, Inc.(b)	37,172
778	Atlassian Corp. PLC, Class A (Australia)(b)	42,004
323	Autodesk, Inc.(b)	37,345
905	Avnet, Inc.	38,462
786	Black Knight, Inc.(b)	38,907
760	Booz Allen Hamilton Holding Corp.	29,777
152	Broadridge Financial Solutions, Inc.	14,654
1,067	CA, Inc.	38,252
813	Cadence Design Systems, Inc.(b)	36,471
416	Cavium, Inc.(b)	36,932
506	CDK Global, Inc.	36,073
513	CDW Corp.	38,367
406	Citrix Systems, Inc.(b)	37,661
560	Cognex Corp.	34,927
126	Coherent, Inc.(b)	32,700
946	CommScope Holding Co., Inc.(b)	36,544
1,917	Conduent, Inc.(b)	31,439
302	CoreLogic, Inc.(b)	14,303
103	CoStar Group, Inc.(b)	35,649
1,206	CSRA, Inc.	40,136
2,310	Cypress Semiconductor Corp.	39,940
466	Dell Technologies, Inc., Class V(b)	33,412
579	Dolby Laboratories, Inc., Class A	37,253
578	DST Systems, Inc.	48,188
374	DXC Technology Co.	37,232
607	EchoStar Corp., Class A(b)	37,063
146	Euronet Worldwide, Inc.(b)	13,705
269	F5 Networks, Inc.(b)	38,881
142	Fidelity National Information Services, Inc.	14,535
2,563	FireEye, Inc.(b)	38,650
824	First Data Corp., Class A(b)	14,585
822	First Solar, Inc.(b)	55,214
104	Fiserv, Inc.(b)	14,647
73	FleetCor Technologies, Inc.(b)	15,512
627	FLIR Systems, Inc.	32,109
855	Fortinet, Inc.(b)	39,364
294	Gartner, Inc.(b)	40,790
896	Genpact Ltd.	30,410
137	Global Payments, Inc.	15,314
735	GoDaddy, Inc., Class A(b)	40,594
487	Guidewire Software, Inc.(b)	38,692
283	IAC/InterActiveCorp.(b)	41,027
171	IPG Photonics Corp.(b)	43,083

Schedule of Investments(a)

1,277	Jabil, Inc.	$32,474
116	Jack Henry & Associates, Inc.	14,461
1,245	Juniper Networks, Inc.	32,557
678	Keysight Technologies, Inc.(b)	31,676
338	KLA-Tencor Corp.	37,112
187	Lam Research Corp.	35,814
560	Leidos Holdings, Inc.	37,296
307	LogMeIn, Inc.	38,621
802	Manhattan Associates, Inc.(b)	42,362
1,609	Marvell Technology Group Ltd. (Bermuda)	37,538
1,186	Match Group, Inc.(b)(c)	41,439
679	Maxim Integrated Products, Inc.	41,419
405	Microchip Technology, Inc.	38,564
683	Microsemi Corp.(b)	42,203
381	Motorola Solutions, Inc.	37,894
675	National Instruments Corp.	33,709
1,124	NCR Corp.(b)	42,161
615	NetApp, Inc.	37,822
2,282	Nuance Communications, Inc.(b)	40,642
1,815	ON Semiconductor Corp.(b)	44,903
248	Palo Alto Networks, Inc.(b)	39,152
4,534	Pandora Media, Inc.(b)	21,673
423	Paychex, Inc.	28,870
568	PTC, Inc.(b)	41,282
515	Qorvo, Inc.(b)	36,962
286	Red Hat, Inc.(b)	37,575
1,795	Sabre Corp.	37,282
293	ServiceNow, Inc.(b)	43,619
366	Skyworks Solutions, Inc.	35,579
439	Splunk, Inc.(b)	40,550
351	Square, Inc., Class A(b)	16,465
873	SS&C Technologies Holdings, Inc.	43,894
2,082	Switch, Inc., Class A	33,770
1,284	Symantec Corp.	34,963
392	Synopsys, Inc.(b)	36,303
494	Tableau Software, Inc., Class A(b)	37,944
332	Take-Two Interactive Software, Inc.(b)	42,054
943	Teradata Corp.(b)	38,191
878	Teradyne, Inc.	40,248
179	Total System Services, Inc.	15,906
709	Trimble, Inc.(b)	31,267
1,685	Twitter, Inc.(b)	43,490
192	Tyler Technologies, Inc.(b)	38,690
167	Ultimate Software Group, Inc. (The)(b)	38,893
212	Universal Display Corp.	33,793
314	VeriSign, Inc.(b)	36,085
1,277	Versum Materials, Inc.	46,994
452	Western Digital Corp.	40,219
696	Western Union Co. (The)	14,470
106	WEX, Inc.(b)	16,410
340	Workday, Inc., Class A(b)	40,763
186	Worldpay, Inc., Class A(b)	14,938
979	Xerox Corp.	33,413
513	Xilinx, Inc.	37,459
269	Zebra Technologies Corp., Class A(b)	33,130
330	Zillow Group, Inc., Class C(b)	14,672
9,266	Zynga, Inc., Class A(b)	33,172

		3,772,345

	Materials - 9.0%
364	Albemarle Corp.	40,619
1,158	Alcoa Corp.(b)	60,239
532	AptarGroup, Inc.	46,507
2,338	Ardagh Group SA (Luxembourg)	46,760
666	Ashland Global Holdings, Inc.	48,345
258	Avery Dennison Corp.	31,651
1,455	Axalta Coating Systems Ltd.(b)	45,832
1,152	Ball Corp.	44,099
996	Bemis Co., Inc.	46,553
780	Berry Global Group, Inc.(b)	46,168
794	Cabot Corp.	53,706
444	Celanese Corp., Series A	48,023
1,230	CF Industries Holdings, Inc.	52,201

981	Chemours Co. (The)	$50,639
793	Crown Holdings, Inc.(b)	46,034
966	Domtar Corp.	49,614
411	Eagle Materials, Inc.	46,053
514	Eastman Chemical Co.	50,978
533	FMC Corp.	48,679
3,167	Freeport-McMoRan, Inc.(b)	61,756
3,060	Graphic Packaging Holding Co.	49,419
1,542	Huntsman Corp.	53,307
307	International Flavors & Fragrances, Inc.	46,142
827	International Paper Co.	51,985
230	Martin Marietta Materials, Inc.	52,479
1,969	Mosaic Co. (The)	53,754
120	NewMarket Corp.	47,711
1,309	Newmont Mining Corp.	53,028
802	Nucor Corp.	53,702
1,330	Olin Corp.	49,582
1,962	Owens-Illinois, Inc.(b)	45,558
408	Packaging Corp. of America	51,257
4,911	Platform Specialty Products Corp.(b)	57,508
575	Reliance Steel & Aluminum Co.	50,364
575	Royal Gold, Inc.	51,175
879	RPM International, Inc.	45,884
474	Scotts Miracle-Gro Co. (The)	42,788
980	Sealed Air Corp.	46,403
1,621	Silgan Holdings, Inc.	48,452
858	Sonoco Products Co.	46,598
1,112	Southern Copper Corp. (Peru)	53,988
1,183	Steel Dynamics, Inc.	53,708
11,244	Tahoe Resources, Inc.	49,361
1,476	United States Steel Corp.	55,217
2,292	Valvoline, Inc.	56,498
385	Vulcan Materials Co.	52,129
670	W.R. Grace & Co.	49,459
473	Westlake Chemical Corp.	53,260
739	WestRock Co.	49,240

		2,434,412

	Real Estate - 3.9%
106	Alexandria Real Estate Equities, Inc. REIT	13,748
316	American Campus Communities, Inc. REIT	12,153
634	American Homes 4 Rent, Class A REIT	13,181
310	Apartment Investment & Management Co., Class A REIT	12,970
690	Apple Hospitality REIT, Inc. REIT	13,448
76	AvalonBay Communities, Inc. REIT	12,950
110	Boston Properties, Inc. REIT	13,608
771	Brandywine Realty Trust REIT	13,832
763	Brixmor Property Group, Inc. REIT	12,384
148	Camden Property Trust REIT	12,811
310	CBRE Group, Inc., Class A(b)	14,164
1,124	Colony Northstar, Inc., Class A REIT	10,094
617	Columbia Property Trust, Inc. REIT	13,506
602	CoreCivic, Inc. REIT	13,972
118	CoreSite Realty Corp. REIT	12,782
451	Corporate Office Properties Trust REIT	12,312
477	CubeSmart REIT	13,132
227	CyrusOne, Inc. REIT	13,096
228	DCT Industrial Trust, Inc. REIT	13,495
1,814	DDR Corp. REIT	14,730
119	Digital Realty Trust, Inc. REIT	13,322
337	Douglas Emmett, Inc. REIT	13,032
489	Duke Realty Corp. REIT	12,914
668	Empire State Realty Trust, Inc., Class A REIT	13,059
204	EPR Properties REIT	12,048
452	Equity Commonwealth REIT(b)	13,519
149	Equity LifeStyle Properties, Inc. REIT	12,862
61	Essex Property Trust, Inc. REIT	14,212
159	Extra Space Storage, Inc. REIT	13,273
105	Federal Realty Investment Trust REIT	12,684
564	Forest City Realty Trust, Inc., Class A REIT	13,237

Schedule of Investments(a)

377	Gaming and Leisure Properties, Inc. REIT	$13,738
581	GGP, Inc. REIT	13,380
508	HCP, Inc. REIT	12,233
446	Healthcare Trust of America, Inc., Class A REIT	12,314
266	Highwoods Properties, Inc. REIT	12,736
452	Hospitality Properties Trust REIT	12,841
692	Host Hotels & Resorts, Inc. REIT	14,366
108	Howard Hughes Corp. (The)(b)	13,604
391	Hudson Pacific Properties, Inc. REIT	12,500
585	Invitation Homes, Inc. REIT	13,157
340	Iron Mountain, Inc. REIT	11,910
402	JBG SMITH Properties REIT	13,568
89	Jones Lang LaSalle, Inc.	13,915
181	Kilroy Realty Corp. REIT	12,909
748	Kimco Realty Corp. REIT	11,901
177	Lamar Advertising Co., Class A REIT	12,744
305	Liberty Property Trust REIT	12,630
152	Life Storage, Inc. REIT	12,631
211	Macerich Co. (The) REIT	13,624
1,005	Medical Properties Trust, Inc. REIT	13,145
133	Mid-America Apartment Communities, Inc. REIT	12,684
327	National Retail Properties, Inc. REIT	12,975
502	Omega Healthcare Investors, Inc. REIT(c)	13,574
584	Outfront Media, Inc. REIT	13,082
863	Paramount Group, Inc. REIT	12,971
478	Park Hotels & Resorts, Inc. REIT	13,819
683	Piedmont Office Realty Trust, Inc., Class A REIT	13,332
206	Prologis, Inc. REIT	13,413
435	Rayonier, Inc. REIT	14,120
492	Realogy Holdings Corp.	13,535
248	Realty Income Corp. REIT	13,191
201	Regency Centers Corp. REIT	12,645
1,060	Retail Properties of America, Inc., Class A REIT	12,773
82	SBA Communications Corp. REIT(b)	14,309
716	Senior Housing Properties Trust REIT	12,408
133	SL Green Realty Corp. REIT	13,369
1,625	Spirit Realty Capital, Inc. REIT	13,276
530	STORE Capital Corp. REIT	12,990
143	Sun Communities, Inc. REIT	12,704
556	Tanger Factory Outlet Centers, Inc. REIT(c)	14,000
232	Taubman Centers, Inc. REIT	14,303
350	UDR, Inc. REIT	12,786
813	Uniti Group, Inc. REIT	12,870
214	Ventas, Inc. REIT	11,978
1,733	VEREIT, Inc. REIT	12,478
179	Vornado Realty Trust REIT	12,831
423	Weingarten Realty Investors REIT	12,500
205	Welltower, Inc. REIT	12,294
381	Weyerhaeuser Co. REIT	14,303
193	WP Carey, Inc. REIT	12,508

		1,060,397

	Telecommunication Services - 1.2%
5,351	CenturyLink, Inc.	95,301
2,851	Telephone & Data Systems, Inc.	78,203
2,116	United States Cellular Corp.(b)	76,959
2,193	Zayo Group Holdings, Inc.(b)	80,483

		330,946

	Utilities - 8.9%
7,051	AES Corp. (The)	81,510
1,690	Alliant Energy Corp.	67,177
1,204	Ameren Corp.	68,182
841	American Water Works Co., Inc.	69,946
1,994	Aqua America, Inc.	72,203
824	Atmos Energy Corp.	68,310
1,448	Avangrid, Inc.	70,547
5,010	Calpine Corp.(b)	75,601
2,614	CenterPoint Energy, Inc.	73,663
1,522	CMS Energy Corp.	68,109

853	Consolidated Edison, Inc.	$68,547
656	DTE Energy Co.	69,300
1,051	Edison International	65,719
901	Entergy Corp.	70,900
1,162	Eversource Energy	73,311
2,306	FirstEnergy Corp.	75,867
2,209	Great Plains Energy, Inc.	68,744
2,009	Hawaiian Electric Industries, Inc.	68,527
2,689	MDU Resources Group, Inc.	71,205
1,307	National Fuel Gas Co.	72,865
2,791	NiSource, Inc.	68,882
2,721	NRG Energy, Inc.	70,773
2,177	OGE Energy Corp.	70,099
837	Pinnacle West Capital Corp.	66,918
2,154	PPL Corp.	68,648
1,452	Public Service Enterprise Group, Inc.	75,315
1,701	SCANA Corp.	69,129
648	Sempra Energy	69,349
1,520	UGI Corp.	69,570
1,095	Vectren Corp.	66,390
4,246	Vistra Energy Corp.(b)	82,797
1,098	WEC Energy Group, Inc.	70,601
1,338	Westar Energy, Inc.	69,121
1,484	Xcel Energy, Inc.	67,730

		2,405,555

	Total Common Stocks and Other Equity Interests (Cost $22,586,108)	27,012,714

	Money Market Fund - 0.3%
88,906	Invesco Premier U.S. Government Money Portfolio - Institutional Class, 1.22%(e) (Cost $88,906)	88,906

	Total Investments in Securities (excluding investments purchased with cash collateral from securities on loan) (Cost $22,675,014) - 100.2%	27,101,620

	Investments Purchased with Cash Collateral from Securities on Loan
	Money Market Fund - 1.7%
444,568	Invesco Government & Agency Portfolio - Institutional Class, 1.24%(e)(f) (Cost $444,568)	444,568

	Total Investments in Securities (Cost $23,119,582) - 101.9%	27,546,188
	Other assets less liabilities - (1.9)%	(507,710)

	Net Assets - 100.0%	$27,038,478

Investment Abbreviations:

REIT - Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at January 31, 2018.
(d)	Affiliated company. The Fund’s Adviser is a wholly-owned subsidiary of Invesco Ltd. and therefore, Invesco Ltd. is considered to be affiliated. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates (excluding affiliated money market funds) for the nine months ended January 31, 2018.

Schedule of Investments(a)

	Value April 30, 2017	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value January 31, 2018	Dividend Income
Invesco Ltd.	$15,185	$1,357	$(4,886)	$1,673	$(178)	$13,151	$365

(e)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of January 31, 2018.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

PowerShares Russell Midcap Pure Growth Portfolio (PXMG)

January 31, 2018

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests - 100.0%
	Consumer Discretionary - 17.6%
12,628	AMC Networks, Inc., Class A(b)	$651,478
2,088	Aptiv PLC	198,109
984	Cable One, Inc.	694,734
3,854	Chipotle Mexican Grill, Inc.(b)	1,251,625
694	Delphi Technologies PLC	38,330
4,611	Domino’s Pizza, Inc.	999,895
9,192	Expedia, Inc.	1,176,668
14,056	Floor & Decor Holdings, Inc., Class A(b)	659,226
9,305	Hilton Grand Vacations, Inc.(b)	418,446
22,914	Lululemon Athletica, Inc.(b)	1,792,104
546	NVR, Inc.(b)	1,735,281
6,021	O’Reilly Automotive, Inc.(b)	1,593,698
18,474	Polaris Industries, Inc.	2,087,747
11,815	Pool Corp.	1,597,861
10,004	Ross Stores, Inc.	824,230
6,002	Ulta Beauty, Inc.(b)	1,333,044
4,078	Vail Resorts, Inc.	891,288
13,043	Wyndham Worldwide Corp.	1,619,028

		19,562,792

	Consumer Staples - 3.7%
80,370	Blue Buffalo Pet Products, Inc.(b)	2,730,973
6,057	Energizer Holdings, Inc.	352,638
37,073	Sprouts Farmers Market, Inc.(b)	1,035,449

		4,119,060

	Financials - 5.9%
4,699	Eaton Vance Corp.	271,602
7,669	FactSet Research Systems, Inc.	1,539,092
9,455	MarketAxess Holdings, Inc.	1,855,166
14,367	MSCI, Inc., Class A	2,000,317
12,188	SEI Investments Co.	915,928

		6,582,105

	Health Care - 16.2%
13,883	ABIOMED, Inc.(b)	3,262,505
9,305	Align Technology, Inc.(b)	2,437,910
6,601	Alkermes PLC(b)	377,379
7,208	athenahealth, Inc.(b)	903,235
2,831	BioMarin Pharmaceutical, Inc.(b)	255,441
16,989	Bioverativ, Inc.(b)	1,750,886
3,819	Cerner Corp.(b)	264,008
8,346	Charles River Laboratories International, Inc.(b)	880,002
9,719	DexCom, Inc.(b)	565,646
12,005	Edwards Lifesciences Corp.(b)	1,519,593
2,905	Henry Schein, Inc.(b)	219,850
10,821	Illumina, Inc.(b)	2,517,397
11,532	Ionis Pharmaceuticals, Inc.(b)	605,661
1,573	Mettler-Toledo International, Inc.(b)	1,062,184
3,513	Neurocrine Biosciences, Inc.(b)	300,256
15,507	Seattle Genetics, Inc.(b)	811,016
1,026	TESARO, Inc.(b)	69,214
2,175	West Pharmaceutical Services, Inc.	217,935

		18,020,118

	Industrials - 9.7%
49,923	Copart, Inc.(b)	2,200,107
415	Equifax, Inc.	51,846
23,762	Graco, Inc.	1,112,061
22,047	HD Supply Holdings, Inc.(b)	857,408
16,832	HEICO Corp.	1,351,946
10,320	J.B. Hunt Transport Services, Inc.	1,246,966

60	Landstar System, Inc.	$6,663
11,792	Middleby Corp. (The)(b)	1,606,778
7,838	Nordson Corp.	1,126,477
9,400	Toro Co. (The)	617,110
1,708	United Rentals, Inc.(b)	309,336
7,263	Univar, Inc.(b)	216,873

		10,703,571

	Information Technology - 44.6%
4,715	Alliance Data Systems Corp.	1,210,152
1,817	Analog Devices, Inc.	166,946
7,833	Arista Networks, Inc.(b)	2,160,498
17,143	Atlassian Corp. PLC, Class A (Australia)(b)	925,551
20,276	Black Knight, Inc.(b)	1,003,662
16,566	Broadridge Financial Solutions, Inc.	1,597,128
22,162	Cavium, Inc.(b)	1,967,542
22,921	CDK Global, Inc.	1,634,038
26,341	Cognex Corp.	1,642,888
3,350	Coherent, Inc.(b)	869,392
2,855	CoStar Group, Inc.(b)	988,144
10,511	Euronet Worldwide, Inc.(b)	986,668
4,311	F5 Networks, Inc.(b)	623,112
72,948	First Data Corp., Class A(b)	1,291,180
4,684	Fiserv, Inc.(b)	659,695
2,396	FleetCor Technologies, Inc.(b)	509,150
41,162	Fortinet, Inc.(b)	1,895,098
6,895	Gartner, Inc.(b)	956,612
16,995	Global Payments, Inc.	1,899,701
13,047	GoDaddy, Inc., Class A(b)	720,586
4,582	IAC/InterActiveCorp.(b)	664,253
2,259	IPG Photonics Corp.(b)	569,155
3,783	Jack Henry & Associates, Inc.	471,589
16,185	Match Group, Inc.(b)(c)	565,504
8,123	Microchip Technology, Inc.	773,472
10,835	Palo Alto Networks, Inc.(b)	1,710,521
5,135	Paychex, Inc.	350,464
17,726	Red Hat, Inc.(b)	2,328,842
16,394	ServiceNow, Inc.(b)	2,440,575
6,265	Skyworks Solutions, Inc.	609,021
21,228	Splunk, Inc.(b)	1,960,830
15,102	Square, Inc., Class A(b)(c)	708,435
16,942	Take-Two Interactive Software, Inc.(b)	2,146,043
17,261	Total System Services, Inc.	1,533,812
9,187	Tyler Technologies, Inc.(b)	1,851,272
7,723	Ultimate Software Group, Inc. (The)(b)	1,798,609
15,442	Universal Display Corp.	2,461,455
13,385	Workday, Inc., Class A(b)	1,604,728
10,871	Zebra Technologies Corp., Class A(b)	1,338,872

		49,595,195

	Materials - 1.1%
9,973	Packaging Corp. of America	1,252,908

	Real Estate - 1.2%
9,924	CoreSite Realty Corp. REIT	1,074,968
1,417	SBA Communications Corp. REIT(b)	247,266

		1,322,234

	Total Common Stocks and Other Equity Interests (Cost $89,888,067)	111,157,983

	Money Market Fund - 0.1%
82,640	Invesco Premier U.S. Government Money Portfolio - Institutional Class, 1.22%(d) (Cost $82,640)	82,640

	Total Investments in Securities (excluding investments purchased with cash collateral from securities on loan) (Cost $89,970,707) - 100.1%	111,240,623

Schedule of Investments(a)

	Investments Purchased with Cash Collateral from Securities on Loan
	Money Market Fund - 1.0%
1,164,390	Invesco Government & Agency Portfolio - Institutional Class, 1.24%(d)(e) (Cost $1,164,390)	$1,164,390

	Total Investments in Securities (Cost $91,135,097) - 101.1%	112,405,013
	Other assets less liabilities - (1.1)%	(1,260,546)

	Net Assets - 100.0%	$111,144,467

Investment Abbreviations:

REIT - Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at January 31, 2018.
(d)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of January 31, 2018.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

PowerShares Russell Midcap Pure Value Portfolio (PXMV)
January 31, 2018
(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests - 100.0%
	Consumer Discretionary - 11.4%
5,399	Adient PLC	$349,855
3,441	GameStop Corp., Class A	57,843
6,367	Garmin Ltd.	400,739
241	Graham Holdings Co., Class B	143,263
446	Hyatt Hotels Corp., Class A(b)	36,260
35,902	International Game Technology PLC	1,043,671
5,323	John Wiley & Sons, Inc., Class A	337,478
776	Kohl’s Corp.	50,262
4,948	Liberty Broadband Corp., Class C(b)	472,781
15,308	Liberty Media Corp.-Liberty Formula One, Class C(b)	576,959
1,182	Liberty Ventures, Series A(b)	69,655
8,832	Macy’s, Inc.	229,190
21,119	News Corp., Class A	361,346
1,924	PVH Corp.	298,374
6,772	Ralph Lauren Corp., Class A	774,107
35,988	TEGNA, Inc.	520,746
8,901	Tribune Media Co., Class A	379,094

		6,101,623

	Consumer Staples - 3.7%
35,061	Coty, Inc., Class A	687,546
5,810	Edgewell Personal Care Co.(b)	328,033
1,218	Ingredion, Inc.	174,954
95	Seaboard Corp.	411,920
4,313	Tyson Foods, Inc., Class A	328,262
1,088	US Foods Holding Corp.(b)	34,957

		1,965,672

	Energy - 3.5%
611	Andeavor	66,086
38	Baker Hughes a GE Co.	1,222
2,209	CNX Resources Corp.(b)	30,948
276	Consol Energy, Inc.(b)	8,951
1,444	Helmerich & Payne, Inc.	104,011
724	Hess Corp.	36,569
9,487	Nabors Industries Ltd.	74,378
2,550	National Oilwell Varco, Inc.	93,534
24,253	Oceaneering International, Inc.	501,552
3,532	Patterson-UTI Energy, Inc.	83,426
595	PBF Energy, Inc., Class A	19,236
80,708	Transocean Ltd.(b)	870,839

		1,890,752

	Financials - 18.3%
30,785	AGNC Investment Corp. REIT	578,450
44	Alleghany Corp.(b)	27,619
313	Ally Financial, Inc.	9,318
1,463	American National Insurance Co.	184,909
60,648	Annaly Capital Management, Inc. REIT	639,230
2,591	Bank of Hawaii Corp.	216,789
14,240	CNA Financial Corp.	771,238
1,074	Commerce Bancshares, Inc.	62,840
6,004	E*TRADE Financial Corp.(b)	316,411
9,405	Fifth Third Bancorp	311,306
2,396	First American Financial Corp.	141,532
9,834	First Hawaiian, Inc.	284,203
7,430	FNF Group	289,621
373	Hartford Financial Services Group, Inc. (The)	21,917
1,389	Interactive Brokers Group, Inc., Class A	88,882
6,991	Loews Corp.	361,085

895	M&T Bank Corp.	$170,748
86,427	MFA Financial, Inc. REIT	618,817
18,980	Navient Corp.	270,465
52,610	New York Community Bancorp, Inc.	744,958
29,551	Old Republic International Corp.	635,051
1,414	OneMain Holdings, Inc.(b)	46,252
12,492	PacWest Bancorp	654,956
8,567	Popular, Inc.	348,163
713	Principal Financial Group, Inc.	48,199
4,421	ProAssurance Corp.	241,829
4,468	Prosperity Bancshares, Inc.	338,674
9,641	Regions Financial Corp.	185,396
4,389	SunTrust Banks, Inc.	310,302
30,716	TCF Financial Corp.	658,858
2,462	TFS Financial Corp.	35,994
5,173	Two Harbors Investment Corp. REIT	76,302
566	Unum Group	30,106
434	Validus Holdings Ltd.	29,382
46	White Mountains Insurance Group Ltd.	38,635

		9,788,437

	Health Care - 2.8%
20,710	Brookdale Senior Living, Inc.(b)	196,745
7,977	DENTSPLY Sirona, Inc.	485,081
53,008	Endo International PLC(b)	366,285
16,107	Mallinckrodt PLC(b)	290,893
1,998	Perrigo Co. PLC	181,059

		1,520,063

	Industrials - 9.3%
4,000	AGCO Corp.	290,480
2,064	Carlisle Cos., Inc.	235,729
1,558	Colfax Corp.(b)	62,351
969	Fluor Corp.	58,818
11,431	ITT, Inc.	640,136
9,241	Jacobs Engineering Group, Inc.	641,880
4,130	JetBlue Airways Corp.(b)	86,152
10,414	Kirby Corp.(b)	780,009
1,026	L3 Technologies, Inc.	217,984
2,607	Macquarie Infrastructure Corp.	172,974
3,469	Oshkosh Corp.	314,708
1,053	PACCAR, Inc.	78,512
6,267	Regal Beloit Corp.	488,199
6,048	Ryder System, Inc.	526,357
2,151	United Continental Holdings, Inc.(b)	145,881
3,453	WESCO International, Inc.(b)	235,322

		4,975,492

	Information Technology - 8.9%
19,126	Avnet, Inc.	812,855
10,498	CA, Inc.	376,353
40,946	Conduent, Inc.(b)	671,515
11,956	EchoStar Corp., Class A(b)	730,033
16,648	First Solar, Inc.(b)	1,118,246
6,942	Leidos Holdings, Inc.	462,337
17,496	Xerox Corp.	597,139

		4,768,478

	Materials - 6.9%
867	Alcoa Corp.(b)	45,101
10,848	Ashland Global Holdings, Inc.	787,456
2,810	Bemis Co., Inc.	131,340
2,047	Cabot Corp.	138,459
959	Domtar Corp.	49,254
8,462	Mosaic Co. (The)	231,013
20,172	Newmont Mining Corp.	817,168
583	Sonoco Products Co.	31,663
67,840	Tahoe Resources, Inc.	297,818
11,157	United States Steel Corp.	417,383
19,016	Valvoline, Inc.	468,744
4,295	WestRock Co.	286,176

		3,701,575

	Real Estate - 15.0%
168	Alexandria Real Estate Equities, Inc. REIT	21,790
19,180	Brandywine Realty Trust REIT	344,089

Schedule of Investments(a)

35,716	Brixmor Property Group, Inc. REIT	$579,671
7,975	CoreCivic, Inc. REIT	185,100
5,252	Corporate Office Properties Trust REIT	143,380
6,940	DCT Industrial Trust, Inc. REIT	410,779
58,690	DDR Corp. REIT	476,563
16,095	Duke Realty Corp. REIT	425,069
1,819	EPR Properties REIT	107,430
16,579	Equity Commonwealth REIT(b)	495,878
4,247	Forest City Realty Trust, Inc., Class A REIT	99,677
15,855	GGP, Inc. REIT	365,141
2,815	HCP, Inc. REIT	67,785
4,248	Highwoods Properties, Inc. REIT	203,394
28,704	Host Hotels & Resorts, Inc. REIT	595,895
5,438	Invitation Homes, Inc. REIT	122,301
1,820	Kimco Realty Corp. REIT	28,956
10,019	Liberty Property Trust REIT	414,887
2,769	Macerich Co. (The) REIT	178,794
2,317	Mid-America Apartment Communities, Inc. REIT	220,972
10,546	National Retail Properties, Inc. REIT	418,465
276	Omega Healthcare Investors, Inc. REIT(c)	7,463
2,501	Prologis, Inc. REIT	162,840
17,380	Rayonier, Inc. REIT	564,155
9,401	Senior Housing Properties Trust REIT	162,919
2,110	SL Green Realty Corp. REIT	212,097
29	UDR, Inc. REIT	1,059
12,533	Uniti Group, Inc. REIT(c)	198,397
2,129	Ventas, Inc. REIT	119,160
36,392	VEREIT, Inc. REIT	262,022
2,330	Weingarten Realty Investors REIT	68,852
5,794	WP Carey, Inc. REIT	375,509

		8,040,489

	Telecommunication Services - 2.4%
30,492	CenturyLink, Inc.	543,062
12,470	Telephone & Data Systems, Inc.	342,052
11,005	United States Cellular Corp.(b)	400,252

		1,285,366

	Utilities - 17.8%
6,336	Alliant Energy Corp.	251,856
8,547	Ameren Corp.	484,017
804	American Water Works Co., Inc.	66,869
173	Aqua America, Inc.	6,264
5,026	Atmos Energy Corp.	416,655
8,382	Avangrid, Inc.	408,371
1,226	Calpine Corp.(b)	18,500
6,728	Consolidated Edison, Inc.	540,662
1,002	DTE Energy Co.	105,851
7,006	Edison International	438,085
5,066	Entergy Corp.	398,644
7,642	Eversource Energy	482,134
18,812	FirstEnergy Corp.	618,915
18,357	Great Plains Energy, Inc.	571,270
12,634	Hawaiian Electric Industries, Inc.	430,946
7,378	MDU Resources Group, Inc.	195,369
2,546	National Fuel Gas Co.	141,939
15,554	NiSource, Inc.	383,873
4,148	OGE Energy Corp.	133,566
6,047	Pinnacle West Capital Corp.	483,458
9,201	PPL Corp.	293,236
8,858	Public Service Enterprise Group, Inc.	459,464
7,850	SCANA Corp.	319,024
901	Sempra Energy	96,425
2,136	UGI Corp.	97,765
200	Vectren Corp.	12,126
33,930	Vistra Energy Corp.(b)	661,635
1,848	WEC Energy Group, Inc.	118,826
8,321	Westar Energy, Inc.	429,863
10,787	Xcel Energy, Inc.	492,319

		9,557,927

	Total Common Stocks and Other Equity Interests (Cost $51,064,949)	53,595,874

	Money Market Fund - 0.1%
75,238	Invesco Premier U.S. Government Money Portfolio - Institutional Class, 1.22%(d) (Cost $75,238)	$75,238

	Total Investments in Securities (excluding investments purchased with cash collateral from securities on loan) (Cost $51,140,187) - 100.1%	53,671,112

	Investments Purchased with Cash Collateral from Securities on Loan
	Money Market Fund - 0.3%
149,181	Invesco Government & Agency Portfolio - Institutional Class, 1.24%(d)(e) (Cost $149,181)	149,181

	Total Investments in Securities (Cost $51,289,368) - 100.4%	53,820,293
	Other assets less liabilities - (0.4)%	(212,754)

	Net Assets - 100.0%	$53,607,539

Investment Abbreviations:

REIT - Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at January 31, 2018.
(d)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of January 31, 2018.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

PowerShares Russell Top 200 Equal Weight Portfolio (EQWL)
January 31, 2018
(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests - 100.0%
	Consumer Discretionary - 9.8%
197	Amazon.com, Inc.(b)	$285,825
3,422	Carnival Corp.	245,049
3,959	CBS Corp., Class B	228,078
696	Charter Communications, Inc., Class A(b)	262,566
5,977	Comcast Corp., Class A	254,202
4,626	DISH Network Corp., Class A(b)	216,959
18,074	Ford Motor Co.	198,272
5,389	General Motors Co.	228,548
1,244	Home Depot, Inc. (The)	249,920
3,254	Las Vegas Sands Corp.	252,250
2,708	Lowe’s Cos., Inc.	283,609
1,771	Marriott International, Inc., Class A	260,939
1,310	McDonald’s Corp.	224,193
1,223	Netflix, Inc.(b)	330,577
3,737	NIKE, Inc., Class B	254,938
132	Priceline Group, Inc. (The)(b)	252,391
3,829	Starbucks Corp.	217,526
3,707	Target Corp.	278,841
728	Tesla, Inc.(b)	257,938
2,506	Time Warner, Inc.	238,947
3,067	TJX Cos., Inc. (The)	246,341
6,626	Twenty-First Century Fox, Inc., Class A	244,499
2,151	Walt Disney Co. (The)	233,749
2,727	Yum! Brands, Inc.	230,677

		5,976,834

	Consumer Staples - 12.0%
5,217	Altria Group, Inc.	366,964
9,029	Archer-Daniels-Midland Co.	387,796
8,148	Coca-Cola Co. (The)	387,763
5,096	Colgate-Palmolive Co.	378,327
1,720	Constellation Brands, Inc., Class A	377,488
1,216	Costco Wholesale Corp.	236,962
5,247	CVS Health Corp.	412,886
1,809	Estee Lauder Cos., Inc. (The), Class A	244,143
6,580	General Mills, Inc.	384,864
3,115	Kimberly-Clark Corp.	364,455
4,700	Kraft Heinz Co. (The)	368,433
14,060	Kroger Co. (The)	426,862
8,739	Mondelez International, Inc., Class A	388,012
5,987	Monster Beverage Corp.(b)	408,493
3,195	PepsiCo, Inc.	384,358
3,496	Philip Morris International, Inc.	374,876
4,140	Procter & Gamble Co. (The)	357,448
6,124	Sysco Corp.	385,016
5,358	Walgreens Boots Alliance, Inc.	403,243
2,340	Walmart, Inc.	249,444

		7,287,833

	Energy - 11.9%
11,225	Anadarko Petroleum Corp.	674,061
4,442	Chevron Corp.	556,805
10,510	ConocoPhillips	618,093
5,327	EOG Resources, Inc.	612,605
6,401	Exxon Mobil Corp.	558,807
12,219	Halliburton Co.	656,160
30,439	Kinder Morgan, Inc.	547,293
7,656	Occidental Petroleum Corp.	573,971
5,400	Phillips 66	552,960
3,443	Pioneer Natural Resources Co.	629,759
8,557	Schlumberger Ltd.	629,624

6,208	Valero Energy Corp.	$595,782

		7,205,920

	Financials - 8.5%
1,849	Aflac, Inc.	163,082
1,592	Allstate Corp. (The)	157,242
1,649	American Express Co.	163,911
2,730	American International Group, Inc.	174,502
1,174	Aon PLC	166,907
5,649	Bank of America Corp.	180,768
2,999	Bank of New York Mellon Corp. (The)	170,043
3,279	BB&T Corp.	180,968
828	Berkshire Hathaway, Inc., Class B(b)	177,507
317	BlackRock, Inc.	178,091
2,773	Brighthouse Financial, Inc.(b)	178,193
1,710	Capital One Financial Corp.	177,772
3,183	Charles Schwab Corp. (The)	169,781
1,088	Chubb Ltd.	169,891
2,168	Citigroup, Inc.	170,145
1,069	CME Group, Inc.	164,070
3,654	Franklin Resources, Inc.	154,966
654	Goldman Sachs Group, Inc. (The)	175,200
2,310	Intercontinental Exchange, Inc.	170,570
1,554	JPMorgan Chase & Co.	179,751
1,942	Marsh & McLennan Cos., Inc.	162,196
3,032	MetLife, Inc.	145,748
3,106	Morgan Stanley	175,644
1,134	PNC Financial Services Group, Inc. (The)	179,195
1,398	Prudential Financial, Inc.	166,110
959	S&P Global, Inc.	173,675
1,678	State Street Corp.	184,865
1,211	Travelers Cos., Inc. (The)	181,553
2,962	U.S. Bancorp	169,249
2,739	Wells Fargo & Co.	180,171

		5,141,766

	Health Care - 11.4%
3,740	Abbott Laboratories	232,478
2,170	AbbVie, Inc.	243,517
1,144	Aetna, Inc.	213,722
1,916	Alexion Pharmaceuticals, Inc.(b)	228,617
1,241	Allergan PLC	223,703
1,176	Amgen, Inc.	218,795
915	Anthem, Inc.	226,783
3,220	Baxter International, Inc.	231,937
939	Becton, Dickinson and Co.	228,121
640	Biogen, Inc.(b)	222,598
8,169	Boston Scientific Corp.(b)	228,405
3,308	Bristol-Myers Squibb Co.	207,081
1,991	Celgene Corp.(b)	201,410
993	Cigna Corp.	206,891
2,207	Danaher Corp.	223,525
2,382	Eli Lilly & Co.	194,014
3,034	Express Scripts Holding Co.(b)	240,232
2,813	Gilead Sciences, Inc.	235,729
2,405	HCA Healthcare, Inc.(b)	243,290
806	Humana, Inc.	227,155
533	Intuitive Surgical, Inc.(b)	230,080
1,461	Johnson & Johnson	201,896
1,364	McKesson Corp.	230,352
2,539	Medtronic PLC	218,075
3,735	Merck & Co., Inc.	221,299
5,762	Pfizer, Inc.	213,424
547	Regeneron Pharmaceuticals, Inc.(b)	200,558
1,353	Stryker Corp.	222,406
1,102	Thermo Fisher Scientific, Inc.	246,969
929	UnitedHealth Group, Inc.	219,969
1,474	Vertex Pharmaceuticals, Inc.(b)	245,966

		6,928,997

	Industrials - 10.3%
1,056	3M Co.	264,528
900	Boeing Co. (The)	318,933
1,775	Caterpillar, Inc.	288,934
4,516	CSX Corp.	256,373

Schedule of Investments(a)

1,679	Deere & Co.	$279,419
4,749	Delta Air Lines, Inc.	269,601
3,283	Eaton Corp. PLC	275,674
3,856	Emerson Electric Co.	278,519
1,060	FedEx Corp.	278,229
1,267	General Dynamics Corp.	281,882
14,322	General Electric Co.	231,587
1,655	Honeywell International, Inc.	264,254
1,523	Illinois Tool Works, Inc.	264,499
6,789	Johnson Controls International PLC	265,654
807	Lockheed Martin Corp.	286,364
1,798	Norfolk Southern Corp.	271,282
838	Northrop Grumman Corp.	285,364
1,363	Raytheon Co.	284,785
4,025	Southwest Airlines Co.	244,720
1,974	Union Pacific Corp.	263,529
2,118	United Parcel Service, Inc., Class B	269,664
2,072	United Technologies Corp.	285,957
3,023	Waste Management, Inc.	267,324

		6,277,075

	Information Technology - 13.6%
1,707	Accenture PLC, Class A	274,315
4,120	Activision Blizzard, Inc.	305,416
1,453	Adobe Systems, Inc.(b)	290,251
246	Alphabet, Inc., Class C(b)	287,805
1,498	Apple, Inc.	250,810
4,850	Applied Materials, Inc.	260,105
2,189	Automatic Data Processing, Inc.	270,626
961	Broadcom Ltd.	238,357
6,782	Cisco Systems, Inc.	281,724
3,542	Cognizant Technology Solutions Corp., Class A	276,205
7,994	Corning, Inc.	249,573
6,146	eBay, Inc.(b)	249,405
2,430	Electronic Arts, Inc.(b)	308,513
1,408	Facebook, Inc., Class A(b)	263,141
17,837	Hewlett Packard Enterprise Co.	292,527
12,095	HP, Inc.	282,055
5,888	Intel Corp.	283,448
1,652	International Business Machines Corp.	270,432
1,630	Intuit, Inc.	273,677
1,088	Mastercard, Inc., Class A	183,872
5,871	Micron Technology, Inc.(b)	256,680
3,075	Microsoft Corp.	292,156
1,321	NVIDIA Corp.	324,702
2,203	NXP Semiconductors NV (Netherlands)(b)	265,065
5,228	Oracle Corp.	269,712
2,206	PayPal Holdings, Inc.(b)	188,216
3,888	QUALCOMM, Inc.	265,356
2,437	salesforce.com, inc.(b)	277,599
2,594	Texas Instruments, Inc.	284,484
1,460	Visa, Inc., Class A	181,376
2,164	VMware, Inc., Class A(b)	267,882

		8,265,485

	Materials - 11.0%
4,946	Air Products & Chemicals, Inc.	832,758
11,153	DowDuPont, Inc.	842,944
5,858	Ecolab, Inc.	806,529
7,472	LyondellBasell Industries NV, Class A	895,444
6,746	Monsanto Co.	821,663
6,856	PPG Industries, Inc.	814,013
5,273	Praxair, Inc.	851,537
1,958	Sherwin-Williams Co. (The)	816,701

		6,681,589

	Real Estate - 1.6%
1,128	American Tower Corp. REIT	166,606
1,482	Crown Castle International Corp. REIT	167,125
357	Equinix, Inc. REIT	162,503
2,496	Equity Residential REIT	153,778
780	Public Storage REIT	152,693
1,003	Simon Property Group, Inc. REIT	163,860

		966,565

	Telecommunication Services - 3.9%
16,026	AT&T, Inc.	$600,174
105,577	Sprint Corp.(b)	562,725
9,361	T-Mobile US, Inc.(b)	609,401
11,494	Verizon Communications, Inc.	621,481

		2,393,781

	Utilities - 6.0%
7,525	American Electric Power Co., Inc.	517,569
6,889	Dominion Energy, Inc.	526,595
6,558	Duke Energy Corp.	514,803
14,125	Exelon Corp.	543,954
3,665	NextEra Energy, Inc.	580,609
10,885	PG&E Corp.	461,851
11,230	Southern Co. (The)	506,585

		3,651,966

	Total Common Stocks and Other Equity Interests (Cost $50,482,097)	60,777,811

	Money Market Fund - 0.0%
20,675	Invesco Premier U.S. Government Money Portfolio - Institutional Class, 1.22%(c) (Cost $20,675)	20,675

	Total Investments in Securities (Cost $50,502,772) - 100.0%	60,798,486
	Other assets less liabilities - (0.0)%	(19,678)

	Net Assets - 100.0%	$60,778,808

Investment Abbreviations:

REIT - Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of January 31, 2018.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

PowerShares Russell Top 200 Pure Growth

Portfolio (PXLG)

January 31, 2018

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests - 99.9%
	Consumer Discretionary - 25.4%
5,041	Amazon.com, Inc.(b)	$7,313,936
25,865	CBS Corp., Class B	1,490,083
20,549	Home Depot, Inc. (The)	4,128,294
17,771	Las Vegas Sands Corp.	1,377,608
53,756	Lowe’s Cos., Inc.	5,629,866
35,203	Marriott International, Inc., Class A	5,186,810
4,419	McDonald’s Corp.	756,268
30,560	Netflix, Inc.(b)	8,260,368
37,881	NIKE, Inc., Class B	2,584,242
2,671	Priceline Group, Inc. (The)(b)	5,107,085
71,243	Starbucks Corp.	4,047,315
7,660	Tesla, Inc.(b)(c)	2,714,015
49,606	TJX Cos., Inc. (The)	3,984,354
2,009	Yum! Brands, Inc.	169,941

		52,750,185

	Consumer Staples - 7.9%
1,840	Altria Group, Inc.	129,426
19,301	Constellation Brands, Inc., Class A	4,235,990
13,012	Costco Wholesale Corp.	2,535,648
10,335	Estee Lauder Cos., Inc. (The), Class A	1,394,812
84,314	Monster Beverage Corp.(b)	5,752,744
35,684	Sysco Corp.	2,243,453

		16,292,073

	Financials - 1.7%
7,626	Aon PLC	1,084,188
17,317	Marsh & McLennan Cos., Inc.	1,446,316
5,921	S&P Global, Inc.	1,072,293

		3,602,797

	Health Care - 13.9%
64,294	AbbVie, Inc.	7,215,073
15,899	Becton, Dickinson and Co.	3,862,503
35,336	Boston Scientific Corp.(b)	987,994
43,366	Celgene Corp.(b)	4,386,904
3,989	Eli Lilly & Co.	324,904
7,921	Intuitive Surgical, Inc.(b)	3,419,258
10,964	Regeneron Pharmaceuticals, Inc.(b)	4,019,951
12,941	Stryker Corp.	2,127,242
1,324	UnitedHealth Group, Inc.	313,497
13,317	Vertex Pharmaceuticals, Inc.(b)	2,222,208

		28,879,534

	Industrials - 6.7%
7,133	3M Co.	1,786,817
19,133	Boeing Co. (The)	6,780,161
3,567	Deere & Co.	593,620
2,023	FedEx Corp.	530,997
3,749	Illinois Tool Works, Inc.	651,089
2,227	Northrop Grumman Corp.	758,360
21,474	Southwest Airlines Co.	1,305,619
11,821	United Parcel Service, Inc., Class B	1,505,050

		13,911,713

	Information Technology - 33.6%
11,723	Accenture PLC, Class A	1,883,886
19,948	Activision Blizzard, Inc.	1,478,745
19,359	Adobe Systems, Inc.(b)	3,867,154
670	Alphabet, Inc., Class C(b)	783,860
20,848	Apple, Inc.	3,490,581
89,120	Applied Materials, Inc.	4,779,506
26,239	Automatic Data Processing, Inc.	3,243,927
16,222	Broadcom Ltd.	4,023,543

23,838	Cognizant Technology Solutions Corp., Class A	$1,858,887
12,807	Electronic Arts, Inc.(b)	1,625,977
25,361	Facebook, Inc., Class A(b)	4,739,717
25,414	Intuit, Inc.	4,267,011
40,467	Mastercard, Inc., Class A	6,838,923
23,863	Microsoft Corp.	2,267,224
26,326	NVIDIA Corp.	6,470,931
21,998	PayPal Holdings, Inc.(b)	1,876,869
56,172	salesforce.com, inc.(b)	6,398,552
11,381	Texas Instruments, Inc.	1,248,154
46,584	Visa, Inc., Class A	5,787,130
22,102	VMware, Inc., Class A(b)(c)	2,736,007

		69,666,584

	Materials - 3.6%
13,215	Ecolab, Inc.	1,819,441
15,118	Monsanto Co.	1,841,372
9,006	Sherwin-Williams Co. (The)	3,756,493

		7,417,306

	Real Estate - 7.1%
37,496	American Tower Corp. REIT	5,538,159
31,085	Crown Castle International Corp. REIT	3,505,455
9,998	Equinix, Inc. REIT	4,550,990
6,043	Public Storage REIT	1,182,978

		14,777,582

	Total Common Stocks and Other Equity Interests (Cost $150,975,258)	207,297,774

	Money Market Fund - 0.1%
114,291	Invesco Premier U.S. Government Money Portfolio - Institutional Class, 1.22%(d) (Cost $114,291)	114,291

	Total Investments in Securities
	(excluding investments purchased with cash collateral from securities on loan) (Cost $151,089,549) - 100.0%	207,412,065

	Investments Purchased with Cash Collateral from Securities on Loan
	Money Market Fund - 2.5%
5,134,956	Invesco Government & A gency Portfolio - Institutional Class, 1.24%(d)(e) (Cost $5,134,956)	5,134,956

	Total Investments in Securities (Cost $156,224,505) - 102.5%	212,547,021
	Other assets less liabilities - (2.5)%	(5,163,119)

	Net Assets - 100.0%	$207,383,902

Investment Abbreviations:
REIT - Real Estate Investment Trust

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at January 31, 2018.
(d)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of January 31, 2018.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

PowerShares Russell Top 200 Pure Value Portfolio (PXLV)
January 31, 2018
(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests - 99.9%
	Consumer Discretionary - 9.0%
23,127	Carnival Corp.	$1,656,125
172,075	Ford Motor Co.	1,887,663
80,286	General Motors Co.	3,404,929
31,002	Target Corp.	2,331,970
222	Time Warner, Inc.	21,168

		9,301,855

	Consumer Staples - 5.4%
49,322	Archer-Daniels-Midland Co.	2,118,380
5,978	CVS Health Corp.	470,409
9,913	Kraft Heinz Co. (The)	777,080
27,672	Mondelez International, Inc., Class A	1,228,636
9,193	Walmart, Inc.	979,974

		5,574,479

	Energy - 11.0%
9,363	Anadarko Petroleum Corp.	562,248
11,532	Chevron Corp.	1,445,536
30,018	ConocoPhillips	1,765,358
10,380	Exxon Mobil Corp.	906,174
162,127	Kinder Morgan, Inc.	2,915,043
2,640	Occidental Petroleum Corp.	197,921
12,284	Phillips 66	1,257,882
1,322	Pioneer Natural Resources Co.	241,807
6,170	Schlumberger Ltd.	453,989
17,233	Valero Energy Corp.	1,653,851

		11,399,809

	Financials - 35.8%
38,742	Aflac, Inc.	3,417,044
2,339	American Express Co.	232,497
56,090	Bank of America Corp.	1,794,880
27,366	Bank of New York Mellon Corp. (The)	1,551,652
39,090	BB&T Corp.	2,157,377
4,884	Berkshire Hathaway, Inc., Class B(b)	1,047,032
770	BlackRock, Inc.	432,586
2,708	Brighthouse Financial, Inc.(b)	174,016
13,567	Chubb Ltd.	2,118,487
32,265	Citigroup, Inc.	2,532,157
13,103	CME Group, Inc.	2,011,048
68,397	Franklin Resources, Inc.	2,900,717
2,375	Goldman Sachs Group, Inc. (The)	636,239
21,609	JPMorgan Chase & Co.	2,499,513
29,720	MetLife, Inc.	1,428,640
30,754	Morgan Stanley	1,739,139
13,182	PNC Financial Services Group, Inc. (The)	2,083,020
11,840	Prudential Financial, Inc.	1,406,829
10,671	Travelers Cos., Inc. (The)	1,599,796
41,776	U.S. Bancorp	2,387,081
45,532	Wells Fargo & Co.	2,995,095

		37,144,845

	Health Care - 4.7%
10,334	Abbott Laboratories	642,361
6,217	Allergan PLC	1,120,676
1,958	Anthem, Inc.	485,290
13,302	Danaher Corp.	1,347,227
33,618	Pfizer, Inc.	1,245,211

		4,840,765

	Industrials - 6.1%
20,106	Delta Air Lines, Inc.	1,141,417
19,676	Eaton Corp. PLC	1,652,194
39,138	Johnson Controls International PLC	1,531,470

6,199	Norfolk Southern Corp.	$935,305
7,582	United Technologies Corp.	1,046,392

		6,306,778

	Information Technology - 9.1%
64,673	Cisco Systems, Inc.	2,686,516
32,023	eBay, Inc.(b)	1,299,493
156,751	Hewlett Packard Enterprise Co.	2,570,716
5,715	HP, Inc.	133,274
41,913	Intel Corp.	2,017,692
10,171	QUALCOMM, Inc.	694,171

		9,401,862

	Materials - 3.7%
10,815	Air Products & Chemicals, Inc.	1,820,922
26,614	DowDuPont, Inc.	2,011,486

		3,832,408

	Real Estate - 0.3%
5,993	Equity Residential REIT	369,229

	Telecommunication Services - 2.0%
29,941	AT&T, Inc.	1,121,290
189,696	Sprint Corp.(b)	1,011,080

		2,132,370

	Utilities - 12.8%
35,505	American Electric Power Co., Inc.	2,442,034
15,237	Dominion Energy, Inc.	1,164,716
31,654	Duke Energy Corp.	2,484,839
51,797	Exelon Corp.	1,994,703
10,491	NextEra Energy, Inc.	1,661,984
35,570	PG&E Corp.	1,509,235
46,088	Southern Co. (The)	2,079,030

		13,336,541

	Total Common Stocks and Other Equity Interests (Cost $91,002,632)	103,640,941

	Money Market Fund - 0.1%
57,727	Invesco Premier U.S. Government Money Portfolio - Institutional Class, 1.22%(c) (Cost $57,727)	57,727

	Total Investments in Securities (Cost $91,060,359) - 100.0%	103,698,668
	Other assets less liabilities - 0.0%	23,607

	Net Assets - 100.0%	$103,722,275

Investment Abbreviations:
REIT - Real Estate Investment Trust

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of January 31, 2018.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

PowerShares Zacks Micro Cap Portfolio (PZI)
January 31, 2018
(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests - 99.9%
	Consumer Discretionary - 11.0%
2,797	Abercrombie & Fitch Co., Class A	$57,926
1,988	American Public Education, Inc.(b)	50,495
1,131	America’s Car-Mart, Inc.(b)	52,139
3,029	AV Homes, Inc.(b)	51,190
6,436	Bbx Capital Corp., Class A	58,632
3,759	Beasley Broadcast Group, Inc., Class A	47,175
2,688	Beazer Homes USA, Inc.(b)	49,836
5,273	Century Casinos, Inc.(b)	48,248
1,690	Century Communities, Inc.(b)	53,404
10,384	China Automotive Systems, Inc. (China)(b)	48,597
1,880	Citi Trends, Inc.	44,199
6,569	Clarus Corp.(b)	48,939
1,425	Conn’s, Inc.(b)(c)	47,452
3,920	Crocs, Inc.(b)	52,959
1,780	CSS Industries, Inc.	46,565
2,482	Delta Apparel, Inc.(b)	46,314
8,788	Drive Shack, Inc.(b)	45,522
5,413	Eros International PLC (India)(b)(c)	61,708
4,283	Gannett Co., Inc.	50,539
1,514	Golden Entertainment, Inc.(b)	47,418
2,950	Gray Television, Inc.(b)	48,233
4,523	Green Brick Partners, Inc.(b)	50,658
782	Johnson Outdoors, Inc., Class A	47,131
3,104	K12, Inc.(b)	53,854
7,067	Kandi Technologies Group, Inc. (China)(b)(c)	42,402
1,497	M/I Homes, Inc.(b)	48,413
2,570	MarineMax, Inc.(b)	58,982
2,441	Modine Manufacturing Co.(b)	56,997
1,101	Monarch Casino & Resort, Inc.(b)	50,162
1,589	Movado Group, Inc.	48,623
4,100	New Home Co., Inc. (The)(b)	48,585
3,002	New Media Investment Group, Inc.	50,734
1,994	Perry Ellis International, Inc.(b)	47,816
1,760	RCI Hospitality Holdings, Inc.	51,709
5,166	Red Lion Hotels Corp.(b)	53,985
3,292	Regis Corp.(b)	52,409
6,197	Shiloh Industries, Inc.(b)	46,168
719	SodaStream International Ltd. (Israel)(b)	56,535
6,932	SORL Auto Parts, Inc. (China)(b)(c)	43,741
1,210	Strattec Security Corp.	46,646
1,445	Unifi, Inc.(b)	51,456
4,120	Vera Bradley, Inc.(b)	38,275
8,772	VOXX International Corp.(b)	52,193
1,821	William Lyon Homes, Class A(b)	49,440
2,548	ZAGG, Inc.(b)	42,552

		2,246,956

	Consumer Staples - 0.5%
1,688	Alico, Inc.	45,407
17,790	Pingtan Marine Enterprise Ltd.(c)	57,284

		102,691

	Energy - 5.9%
1,141	Adams Resources & Energy, Inc.	50,774
17,853	Approach Resources, Inc.(b)(c)	59,629
6,360	Ardmore Shipping Corp. (Ireland)(b)	45,156
5,954	Calumet Specialty Products Partners LP(b)	44,953
15,009	Capital Product Partners LP (Greece)	49,680
5,003	CARBO Ceramics, Inc.(b)(c)	39,824
11,109	Cloud Peak Energy, Inc.(b)	55,545
13,940	DHT Holdings, Inc.	48,232

6,093	Dorian LPG Ltd.(b)	$46,551
1,817	Enviva Partners LP	52,057
1,640	Exterran Corp.(b)	47,363
2,133	GasLog Partners LP (Monaco)(c)	50,552
3,869	Gulf Island Fabrication, Inc.	49,910
2,803	Hoegh LNG Partners LP (Bermuda)	51,435
2,605	International Seaways Inc.(b)	43,477
2,570	Mammoth Energy Services, Inc.(b)	59,007
5,273	Navigator Holdings Ltd. (United Kingdom)(b)	64,858
5,328	Navios Maritime Midstream Partners LP (Monaco)(c)	53,813
5,882	Newpark Resources, Inc.(b)	53,526
2,591	Par Pacific Holdings, Inc.(b)	47,234
4,330	Renewable Energy Group, Inc.(b)	46,331
12,350	StealthGas, Inc. (Greece)(b)	53,723
5,543	Teekay Corp. (Bermuda)(c)	45,231
13,080	Tsakos Energy Navigation Ltd. (Greece)(c)	47,742

		1,206,603

	Financials - 37.6%
1,016	1st Source Corp.	53,127
2,636	AG Mortgage Investment Trust, Inc. REIT	45,972
1,300	Allegiance Bancshares, Inc.(b)	52,520
8,410	America First Multifamily Investors LP	51,721
9,151	Anworth Mortgage Asset Corp. REIT	44,474
8,895	Apollo Investment Corp.	51,146
5,893	Arbor Realty Trust, Inc. REIT	48,028
3,811	Ares Commercial Real Estate Corp. REIT	48,285
2,002	ARMOUR Residential REIT, Inc. REIT	46,867
1,501	Associated Capital Group, Inc., Class A	52,010
2,394	Banc of California, Inc.	47,162
1,840	Banco Latinoamericano de Comercio Exterior SA, Class E (Panama)	54,611
5,096	Bancorp, Inc. (The)(b)	53,865
4,407	Bank of Commerce Holdings	51,121
3,485	Bcb Bancorp, Inc.	52,798
8,287	BlackRock Capital Investment Corp.	49,391
2,454	Blue Hills Bancorp, Inc.	47,362
835	C&F Financial Corp.	45,716
2,989	Cannae Holdings, Inc.(b)	52,038
2,082	Capital City Bank Group, Inc.	51,071
3,029	Capital Southwest Corp.	49,070
5,698	Capstead Mortgage Corp. REIT	46,781
1,369	Carolina Financial Corp.	56,458
629	Century Bancorp, Inc., Class A	50,414
2,836	Charter Financial Corp.	54,536
1,019	Chemung Financial Corp.	45,519
2,762	Cherry Hill Mortgage Investment Corp. REIT	46,844
2,317	Civista Bancshares, Inc.	51,275
1,298	Community Financial Corp. (The)	47,818
1,919	ConnectOne Bancorp, Inc.	55,939
1,615	County Bancorp, Inc.	46,512
3,473	Cowen, Inc., Class A(b)	44,975
6,384	CYS Investments, Inc. REIT	43,028
2,400	Dime Community Bancshares, Inc.	45,600
1,510	DNB Financial Corp.	51,415
2,936	Donegal Group, Inc., Class A	51,527
7,126	Dynex Capital, Inc. REIT	46,319
3,502	Ellington Financial LLC	51,094
4,080	Ellington Residential Mortgage REIT REIT(c)	44,105
1,174	Encore Capital Group, Inc.(b)	48,662
3,263	Enova International, Inc.(b)	58,408
1,682	Entegra Financial Corp.(b)	47,432
1,405	Equity Bancshares, Inc., Class A(b)	50,594
3,268	ESSA Bancorp, Inc.	52,615
1,210	Evans Bancorp, Inc.	51,727
4,154	EZCORP, Inc., Class A(b)	49,017
1,173	FB Financial Corp.(b)	49,594
635	Federal Agricultural Mortgage Corp., Class C	50,959

Schedule of Investments(a)

3,317	Fidus Investment Corp.(c)	$48,760
1,405	First Bancorp/Southern Pines NC	51,142
1,516	First Bancshares, Inc. (The)	48,739
1,935	First Connecticut Bancorp, Inc.	48,665
951	First Defiance Financial Corp.	52,838
2,708	First Foundation, Inc.(b)	52,671
1,996	First Guaranty Bancshares, Inc.(c)	52,495
1,273	First Internet Bancorp	47,674
1,314	First Mid-Illinois Bancshares, Inc.	50,589
3,150	First Northwest Bancorp(b)	53,392
909	FS Bancorp, Inc.	52,131
6,732	Gain Capital Holdings, Inc.(c)	49,144
5,549	Gladstone Capital Corp.	50,607
4,549	Gladstone Investment Corp.(c)	44,899
1,246	Global Indemnity Ltd., Class A (Cayman Islands)(b)	52,768
2,756	Golub Capital BDC, Inc.	50,077
3,660	Great Ajax Corp. REIT	48,898
2,378	Green Bancorp, Inc.(b)	56,715
2,470	Greenlight Capital Re Ltd., Class A(b)	50,018
1,694	Guaranty Bancshares, Inc.	53,632
4,773	Hallmark Financial Services, Inc.(b)	48,350
2,173	Hannon Armstrong Sustainable Infrastructure Capital, Inc. REIT	47,241
1,591	Heritage Financial Corp.	49,003
3,027	Heritage Insurance Holdings, Inc.	51,550
1,178	Home Bancorp, Inc.	50,489
1,909	HomeTrust Bancshares, Inc.(b)	48,393
2,282	Howard Bancorp, Inc.(b)	47,922
1,820	Independence Holding Co.	53,326
484	Infinity Property & Casualty Corp.	49,005
2,104	Investar Holding Corp.	53,126
3,461	Kearny Financial Corp.	47,762
15,607	Ladenburg Thalmann Financial Services, Inc.	48,538
1,872	Malvern Bancorp, Inc.(b)	44,741
1,029	Middlefield Banc Corp.	51,141
3,826	MidSouth Bancorp, Inc.	54,138
2,011	MMA Capital Management LLC(b)	56,811
3,658	Monroe Capital Corp.	50,663
2,743	MTGE Investment Corp. REIT	46,631
2,576	MVB Financial Corp.	49,923
4,720	MVC Capital, Inc.	49,560
1,250	National Commerce Corp.(b)	56,687
151	National Western Life Group, Inc., Class A	48,909
3,700	New Mountain Finance Corp.	49,210
8,167	New York Mortgage Trust, Inc. REIT(c)	46,552
2,723	Newtek Business Services Corp.	46,536
920	Nicolet Bankshares, Inc.(b)	49,947
2,925	NMI Holdings, Inc., Class A(b)	53,674
2,107	Northeast Bancorp	47,091
1,454	Northrim Bancorp, Inc.	48,636
1,469	Norwood Financial Corp.(c)	46,141
10,491	Oaktree Specialty Lending Corp.	51,826
5,916	Oaktree Strategic Income Corp.	48,275
1,199	Ohio Valley Banc Corp.(c)	49,279
1,690	Old Point Financial Corp.	49,585
3,899	Old Second Bancorp, Inc.	57,315
8,788	On Deck Capital, Inc.(b)	39,546
1,857	Oppenheimer Holdings, Inc., Class A	51,067
1,804	Opus Bank	48,888
2,015	Orrstown Financial Services, Inc.	50,677
2,458	Parke Bancorp, Inc.(c)	49,529
1,402	Peapack-Gladstone Financial Corp.	49,799
3,666	Pennantpark Floating Rate Capital Ltd.	50,261
7,289	PennantPark Investment Corp.	49,128
2,349	PennyMac Financial Services, Inc., Class A(b)	52,148
3,091	PennyMac Mortgage Investment Trust REIT	50,692
1,589	Peoples Bancorp of North Carolina, Inc.(c)	50,054

1,529	Peoples Bancorp, Inc.	$54,448
599	Piper Jaffray Cos.	55,288
2,483	Premier Financial Bancorp, Inc.	47,227
3,426	Redwood Trust, Inc. REIT	51,013
5,436	Resource Capital Corp. REIT	51,533
5,597	Riverview Bancorp, Inc.	53,619
632	Safety Insurance Group, Inc.	49,075
1,987	Seacoast Banking Corp. of Florida(b)	51,245
4,049	Select Bancorp, Inc.(b)	52,232
2,967	Shore Bancshares, Inc.	54,059
2,259	SmartFinancial, Inc.(b)	49,246
2,525	Solar Capital Ltd.	53,025
2,865	Solar Senior Capital Ltd.	49,622
3,166	Southern National Bancorp of Virginia, Inc.	51,891
1,788	State Auto Financial Corp.	53,229
1,665	State Bank Financial Corp.	50,799
3,772	Stellus Capital Investment Corp.(c)	45,113
1,912	Sussex Bancorp	55,639
3,304	Sutherland Asset Management Corp. REIT	47,908
3,283	TCP Capital Corp.	49,540
5,549	THL Credit, Inc.	47,943
1,826	Timberland Bancorp, Inc.	50,945
8,207	Tiptree, Inc.	50,473
2,536	TPG Specialty Lending, Inc.	48,717
1,289	TriCo Bancshares	47,667
3,899	TriplePoint Venture Growth BDC Corp.	50,102
1,568	Triumph Bancorp, Inc.(b)	60,368
2,777	Two River Bancorp(c)	50,014
2,830	United Financial Bancorp, Inc.	47,431
1,118	United Fire Group, Inc.	48,510
3,082	United Insurance Holdings Corp.	59,544
4,607	United Security Bancshares	50,907
1,792	Veritex Holdings, Inc.(b)	51,090
2,883	Waterstone Financial, Inc.	49,299
4,993	Western Asset Mortgage Capital Corp. REIT	46,585
4,689	Western New England Bancorp, Inc.	50,876
3,687	WhiteHorse Finance, Inc.	47,894
628	World Acceptance Corp.(b)	74,135

		7,651,392

	Health Care - 8.5%
5,610	AAC Holdings, Inc.(b)	50,210
2,356	Acorda Therapeutics, Inc.(b)	61,138
14,748	Adverum Biotechnologies, Inc.(b)	107,660
3,060	AngioDynamics, Inc.(b)	53,275
10,600	Arbutus Biopharma Corp. (Canada)(b)	54,060
13,714	Arrowhead Pharmaceuticals, Inc.(b)	84,753
10,578	Aurinia Pharmaceuticals, Inc. (Canada)(b)	56,063
6,021	Calithera Biosciences, Inc.(b)	48,168
27,615	Chelsea Therapeutics International Ltd.(b)(d)	2,209
11,332	Chimerix, Inc.(b)	54,280
5,093	China Cord Blood Corp. (Hong Kong)(b)	53,018
12,594	Community Health Systems, Inc.(b)	71,156
1,988	Concert Pharmaceuticals, Inc.(b)	39,919
5,465	Cymabay Therapeutics, Inc.(b)	65,143
11,972	Endocyte, Inc.(b)	40,585
2,077	Fonar Corp.(b)	50,990
15,234	Fortress Biotech, Inc.(b)(c)	60,327
2,993	Invacare Corp.	55,071
6,061	Kindred Biosciences, Inc.(b)	53,034
3,272	Kura Oncology, Inc.(b)(c)	64,131
2,116	Lannett Co., Inc.(b)(c)	43,061
821	LHC Group, Inc.(b)	51,559
6,565	Marinus Pharmaceuticals, Inc.(b)	48,712
3,084	Melinta Therapeutics, Inc.(b)	43,022
5,139	Molecular Templates, Inc.(b)	55,398
17,485	PDL BioPharma, Inc.(b)	48,259
868	Providence Service Corp. (The)(b)	55,838
12,260	RTI Surgical, Inc.(b)	55,170
15,752	Sierra Oncology, Inc. (Canada)(b)	48,044
8,076	Tetraphase Pharmaceuticals, Inc.(b)	47,164
1,923	Triple-S Management Corp., Class B(b)	44,191
17,017	Verastem, Inc.(b)	60,410

		1,726,018

Schedule of Investments(a)

	Industrials - 14.2%
2,025	Aegion Corp.(b)	$50,787
900	Aerovironment, Inc.(b)	46,224
445	Alamo Group, Inc.	51,188
6,024	Ameresco, Inc., Class A(b)	52,409
1,373	ArcBest Corp.	48,810
5,139	Atento SA (Spain)	50,105
1,751	CAI International, Inc.(b)	49,483
3,315	CBIZ, Inc.(b)	54,697
7,950	Celadon Group, Inc.	44,122
1,105	Chart Industries, Inc.(b)	54,775
1,991	China Yuchai International Ltd. (China)	52,762
21,837	Civeo Corp.(b)	76,429
12,260	Cogint, Inc.(b)(c)	44,749
1,274	Columbus McKinnon Corp.	52,170
8,683	Costamare, Inc. (Monaco)	56,613
1,756	Covenant Transportation Group, Inc., Class A(b)	51,503
1,154	CRA International, Inc.	53,580
12,501	Diana Shipping, Inc. (Greece)(b)(c)	47,504
1,817	Ducommun, Inc.(b)	53,020
1,047	Encore Wire Corp.	52,978
3,032	FreightCar America, Inc.	47,239
3,826	Genco Shipping & Trading Ltd.(b)	49,776
6,384	Golden Ocean Group Ltd. (Norway)(b)(c)	56,115
9,425	Great Lakes Dredge & Dock Corp.(b)	44,298
964	Greenbrier Cos., Inc. (The)(c)	48,345
2,997	Hardinge, Inc.	56,523
2,378	Heritage-Crystal Clean, Inc.(b)	51,722
1,222	Hurco Cos., Inc.	55,173
1,808	Kelly Services, Inc., Class A	51,184
4,655	Kratos Defense & Security Solutions, Inc.(b)	53,114
1,999	LB Foster Co., Class A(b)	54,273
1,291	Manitowoc Co., Inc. (The)(b)	51,743
2,494	Marten Transport Ltd.	57,861
22,417	Navios Maritime Partners LP (Monaco)(b)(c)	46,627
3,755	NL Industries, Inc.(b)	48,815
1,871	NN, Inc.	53,885
2,793	Northwest Pipe Co.(b)	53,067
13,864	Pangea Logistics Solutions(b)	33,690
692	Preformed Line Products Co.	51,111
2,174	Quanex Building Products Corp.	45,002
6,360	Roadrunner Transportation Systems, Inc.(b)	35,425
3,703	RPX Corp.	51,990
15,854	Safe Bulkers, Inc. (Greece)(b)(c)	54,379
6,923	Scorpio Bulkers, Inc.(b)	52,615
2,958	Spartan Motors, Inc.	39,637
4,617	Star Bulk Carriers Corp. (Greece)(b)(c)	51,480
3,059	Sterling Construction Co., Inc.(b)	42,673
8,452	Sunrun, Inc.(b)	53,501
2,331	Textainer Group Holdings Ltd.(b)	57,110
2,418	Titan Machinery, Inc.(b)	51,963
1,843	Twin Disc, Inc.(b)	54,332
2,767	USA Truck, Inc.(b)	55,783
1,567	Vectrus, Inc.(b)	47,637
12,720	Vivint Solar, Inc.(b)(c)	43,884
1,027	VSE Corp.	50,888
15,280	Westport Fuel Systems, Inc. (Canada)(b)	43,548
2,076	Willis Lease Finance Corp.(b)	56,052

		2,896,368

	Information Technology - 10.4%
3,262	Actua Corp.(b)	50,887
7,651	Adesto Technologies Corp.(b)	50,497
9,546	Allot Communications Ltd. (Israel)(b)(c)	48,207
5,008	Amtech Systems, Inc.(b)	50,230
1,273	Applied Optoelectronics, Inc.(b)(c)	41,232
3,638	Asure Software, Inc.(b)(c)	55,298
1,721	Axcelis Technologies, Inc.(b)	44,574
5,782	AXT, Inc.(b)	45,678
2,261	Blucora, Inc.(b)	55,168

8,866	Camtek Ltd. (Israel)(b)	$59,934
2,977	Canadian Solar, Inc. (Canada)(b)(c)	45,876
2,279	Cohu, Inc.	51,893
2,269	Comtech Telecommunications Corp.	49,078
1,673	Control4 Corp.(b)	45,355
2,077	Cray, Inc.(b)	50,367
2,351	Electro Scientific Industries, Inc.(b)	55,060
1,079	FARO Technologies, Inc.(b)	58,158
3,102	FormFactor, Inc.(b)	44,514
6,704	Gilat Satellite Networks Ltd. (Israel)(b)	55,375
14,055	Glu Mobile, Inc.(b)	52,566
2,030	Ichor Holdings Ltd.(b)	64,798
3,326	KEMET Corp.(b)	67,717
2,671	Kimball Electronics, Inc.(b)	49,413
10,946	Limelight Networks, Inc.(b)	47,943
16,051	Marchex, Inc., Class B(b)	55,055
4,694	Net 1 UEPS Technologies, Inc. (South Africa)(b)	56,469
1,899	Nova Measuring Instruments Ltd. (Israel)(b)	51,501
5,390	Par Technology Corp.(b)	46,354
5,937	QuinStreet, Inc.(b)	55,392
6,424	Ribbon Communications, Inc.(b)	44,840
12,752	SeaChange International, Inc.(b)	42,464
5,396	SecureWorks Corp., Class A(b)(c)	52,233
2,470	Sierra Wireless, Inc. (Canada)(b)	47,795
2,443	Stratasys Ltd.(b)	52,256
5,628	SunPower Corp.(b)(c)	44,630
1,696	Systemax, Inc.	52,661
2,924	TESSCO Technologies, Inc.	64,182
2,322	Ultra Clean Holdings, Inc.(b)	50,364
8,382	UTStarcom Holdings Corp(b)	49,454
1,117	Virtusa Corp.(b)	49,841
1,950	Vishay Precision Group, Inc.(b)	53,430

		2,108,739

	Materials - 4.8%
6,906	Agrofresh Solutions, Inc.(b)	52,071
14,455	Alio Gold, Inc. (Canada)(b)	47,123
2,287	Core Molding Technologies, Inc.	47,569
11,972	Intrepid Potash, Inc.(b)	46,571
775	KMG Chemicals, Inc.	47,081
5,614	LSB Industries, Inc.(b)(c)	47,663
1,054	Materion Corp.	52,384
3,584	Mercer International, Inc. (Canada)	52,685
2,299	Olympic Steel, Inc.	53,590
4,711	Resolute Forest Products, Inc.(b)	54,176
10,095	Sandstorm Gold Ltd. (Canada)(b)	52,999
1,540	Schnitzer Steel Industries, Inc., Class A	52,668
4,563	Seabridge Gold, Inc. (Canada)(b)	54,300
18,915	Silvercorp Metals, Inc. (Canada)	50,125
5,875	SSR Mining, Inc. (Canada)(b)	50,819
22,919	Taseko Mines Ltd. (Canada)(b)	41,025
2,370	Universal Stainless & Alloy Products, Inc.(b)	61,075
3,194	Verso Corp., Class A(b)	51,296
2,165	Westlake Chemical Partners LP	52,393

		967,613

	Real Estate - 5.8%
4,294	Altisource Residential Corp. REIT	47,277
3,285	Armada Hoffler Properties, Inc. REIT	47,271
4,487	BRT Apartments Corp. REIT	60,126
3,887	CatchMark Timber Trust, Inc., Class A REIT	51,192
2,224	Chatham Lodging Trust REIT	49,818
2,704	Cim Commercial Trust Corp. REIT	46,103
1,790	Community Healthcare Trust, Inc. REIT	47,686
1,349	CorEnergy Infrastructure Trust, Inc. REIT	51,707
2,407	Easterly Government Properties, Inc. REIT	50,138
5,723	Farmland Partners, Inc. REIT(c)	46,642
2,297	Forestar Group, Inc.(b)(c)	56,047
3,834	Gladstone Land Corp. REIT(c)	48,807
6,145	Global Medical REIT, Inc. REIT(c)	49,283
5,028	Independence Realty Trust, Inc. REIT	46,207

Schedule of Investments(a)

2,786	InfraREIT, Inc. REIT	$52,878
4,479	iStar, Inc. REIT(b)	47,253
2,638	Jernigan Capital, Inc. REIT	46,798
4,571	MedEquities Realty Trust, Inc. REIT	49,915
4,157	Nam Tai Property, Inc. (China)	54,457
1,877	National Storage Affiliates Trust REIT	47,620
3,780	NorthStar Realty Europe Corp. REIT	45,095
2,521	Preferred Apartment Communities, Inc., Class A REIT	42,025
2,509	Tier REIT, Inc. REIT	48,700
1,530	Transcontinental Realty Investors, Inc.(b)(c)	49,985

		1,183,030

	Telecommunication Services - 0.7%
17,667	Alaska Communications Systems Group, Inc.(b)	40,988
4,390	Iridium Communications, Inc.(b)(c)	55,753
1,578	pdvWireless, Inc.(b)(c)	54,283

		151,024

	Utilities - 0.5%
3,365	8Point3 Energy Partners LP, Class A(c)	49,297
4,038	Consolidated Water Co. Ltd. (Cayman Islands)	54,109

		103,406

	Total Common Stocks and Other Equity Interests (Cost $18,494,759)	20,343,840

	Money Market Fund - 0.1%
24,727	Invesco Premier U.S. Government Money Portfolio - Institutional Class, 1.22%(e) (Cost $24,727)	24,727

	Total Investments in Securities (excluding investments purchased with cash collateral from securities on loan) (Cost $18,519,486) - 100.0%	20,368,567

	Investments Purchased with Cash Collateral from Securities on Loan
	Money Market Fund - 7.3%
1,480,860	Invesco Government & Agency Portfolio - Institutional Class, 1.24%(e)(f) (Cost $1,480,860)	1,480,860

	Total Investments in Securities (Cost $20,000,346) - 107.3%	21,849,427
	Other assets less liabilities - (7.3)%	(1,495,829)

	Net Assets - 100.0%	$20,353,598

Investment Abbreviations:
REIT - Real Estate Investment Trust

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at January 31, 2018.
(d)	Security valued using significant unobservable inputs (Level 3). See Additional Valuation Information.
(e)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of January 31, 2018.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

PowerShares Aerospace & Defense Portfolio (PPA)

January 31, 2018

(Unaudited)

Number of Shares		Value
	Common Stocks - 100.0%
	Aerospace & Defense - 76.4%
73,041	AAR Corp.	$2,955,969
139,905	Aerojet Rocketdyne Holdings, Inc.(b)	3,847,388
50,241	Aerovironment, Inc.(b)	2,580,378
111,253	Axon Enterprise, Inc.(b)	2,943,754
208,370	Boeing Co. (The)	73,840,077
211,116	BWX Technologies, Inc.	13,393,199
57,680	Cubic Corp.	3,348,324
93,942	Curtiss-Wright Corp.	12,274,462
23,799	Ducommun, Inc.(b)	694,455
90,882	Elbit Systems Ltd. (Israel)	13,613,215
78,194	Engility Holdings, Inc.(b)	2,045,555
63,745	Esterline Technologies Corp.(b)	4,688,445
274,927	General Dynamics Corp.	61,165,759
249,122	Harris Corp.	39,705,064
224,528	HEICO Corp.	18,034,089
194,337	Hexcel Corp.	13,282,934
98,234	Huntington Ingalls Industries, Inc.	23,334,504
87,126	KeyW Holding Corp. (The)(b)	583,744
157,219	Kratos Defense & Security Solutions, Inc.(b)	1,793,869
164,216	L3 Technologies, Inc.	34,889,331
193,349	Lockheed Martin Corp.	68,609,893
77,344	Maxar Technologies Ltd. (Canada)	4,875,766
98,447	Mercury Systems, Inc.(b)	4,727,425
76,086	Moog, Inc., Class A(b)	6,852,305
159,537	Northrop Grumman Corp.	54,327,135
122,226	Orbital ATK, Inc.	16,121,609
267,012	Raytheon Co.	55,789,487
263,301	Rockwell Collins, Inc.	36,464,555
20,970	Sparton Corp.(b)	482,520
74,651	Teledyne Technologies, Inc.(b)	14,252,369
574,719	Textron, Inc.	33,718,764
110,430	TransDigm Group, Inc.	34,996,371
105,399	Triumph Group, Inc.	3,072,381
483,307	United Technologies Corp.	66,701,199
23,163	Vectrus, Inc.(b)	704,155

		730,710,449

	Commercial Services & Supplies - 0.1%
22,965	VSE Corp.	1,137,916

	Communications Equipment - 1.1%
50,149	Comtech Telecommunications Corp.	1,084,723
122,470	ViaSat, Inc.(b)	9,261,181

		10,345,904

	Construction & Engineering - 0.6%
303,630	KBR, Inc.	6,175,834

	Containers & Packaging - 3.0%
743,596	Ball Corp.	28,464,855

	Electronic Equipment, Instruments & Components - 1.8%
289,870	FLIR Systems, Inc.	14,844,242
39,734	OSI Systems, Inc.(b)	2,625,623

		17,469,865

	Industrial Conglomerates - 6.7%
400,616	Honeywell International, Inc.	63,966,357

	IT Services - 6.7%
316,563	Booz Allen Hamilton Holding Corp.	12,402,938
52,013	CACI International, Inc., Class A(b)	7,310,427

347,035	CSRA, Inc.	$11,549,325
318,927	Leidos Holdings, Inc.	21,240,538
82,379	ManTech International Corp., Class A	4,289,475
93,548	Science Applications International Corp.	7,170,454

		63,963,157

	Machinery - 2.6%
159,491	Oshkosh Corp.	14,469,024
130,164	Woodward, Inc.	10,090,313

		24,559,337

	Software - 0.6%
371,228	FireEye, Inc.(b)	5,598,118

	Trading Companies & Distributors - 0.4%
57,641	Kaman Corp.	3,614,091

	Total Common Stocks (Cost $698,597,675)	956,005,883

	Money Market Fund - 0.0%
252,380	Invesco Premier U.S. Government Money Portfolio - Institutional Class, 1.22%(c) (Cost $252,380)	252,380

	Total Investments in Securities (Cost $698,850,055) - 100.0%	956,258,263
	Other assets less liabilities - (0.0)%	(226,725)

	Net Assets - 100.0%	$956,031,538

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of January 31, 2018.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

PowerShares Cleantech™ Portfolio (PZD)

January 31, 2018

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests - 100.1%
	Aerospace & Defense - 2.7%
63,980	Hexcel Corp.	$4,373,033

	Auto Components - 3.1%
90,949	BorgWarner, Inc.	5,116,791

	Building Products - 5.9%
123,406	Johnson Controls International PLC	4,828,877
105,284	Kingspan Group PLC (Ireland)	4,879,062

		9,707,939

	Chemicals - 6.7%
825	Gurit Holding AG (Switzerland)	924,752
83,727	Novozymes A/S, Class B (Denmark)	4,659,909
102,473	Umicore SA (Belgium)	5,407,499

		10,992,160

	Commercial Services & Supplies - 1.9%
179,899	Tomra Systems ASA (Norway)	3,056,007

	Communications Equipment - 0.9%
59,520	CalAmp Corp.(b)	1,457,050

	Construction & Engineering - 0.8%
49,863	Aegion Corp.(b)	1,250,564

	Electrical Equipment - 18.8%
177,299	ABB Ltd. (Switzerland)	4,949,343
50,700	EnerSys	3,564,717
54,872	Schneider Electric SE (France)	5,159,573
87,818	Sensata Technologies Holding NV(b)	4,939,763
79,096	SGL Carbon SE (Germany)(b)	1,234,629
327,137	Siemens Gamesa Renewable Energy SA (Spain)	5,122,665
46,621	TPI Composites, Inc.(b)	936,150
68,236	Vestas Wind Systems A/S (Denmark)	4,671,508

		30,578,348

	Electronic Equipment, Instruments & Components - 9.4%
39,875	Badger Meter, Inc.	1,921,975
45,017	Horiba Ltd. (Japan)	2,891,019
47,823	Itron, Inc.(b)	3,500,643
983,693	Opus Group AB (Sweden)(c)	806,542
116,096	Trimble, Inc.(b)	5,119,834
20,124	Vaisala Oyj, Class A (Finland)	1,150,689

		15,390,702

	Independent Power & Renewable Electricity Producers - 3.8%
20,385,795	Energy Development Corp. (Philippines)	2,257,141
55,881	Ormat Technologies, Inc.	3,916,140

		6,173,281

	Industrial Conglomerates - 7.6%
54,154	Raven Industries, Inc.	2,087,637
18,121	Roper Technologies, Inc.	5,084,571
34,787	Siemens AG (Germany)	5,293,916

		12,466,124

	Life Sciences Tools & Services - 3.2%
7,881	Eurofins Scientific SE (Luxembourg)	5,154,324

	Machinery - 10.2%
82,022	Donaldson Co., Inc.	4,155,234

19,115	Kadant, Inc.	$1,916,279
17,813	Lindsay Corp.	1,589,098
51,547	Woodward, Inc.	3,995,923
69,592	Xylem, Inc.	5,028,718

		16,685,252

	Mortgage REITs - 1.1%
81,081	Hannon Armstrong Sustainable Infrastructure Capital, Inc. REIT	1,762,701

	Professional Services - 7.4%
68,098	Intertek Group PLC (United Kingdom)	4,865,180
44,289	Mistras Group, Inc.(b)	943,799
91,906	Ricardo PLC (United Kingdom)	1,283,424
1,841	SGS SA (Switzerland)	4,956,996

		12,049,399

	Semiconductors & Semiconductor Equipment - 10.2%
46,308	Advanced Energy Industries, Inc.(b)	3,293,888
95,518	Cree, Inc.(b)	3,296,326
968,614	Meyer Burger Technology AG (Switzerland)(b)	1,967,237
36,491	Power Integrations, Inc.	2,725,878
37,037	SMA Solar Technology AG (Germany)	2,020,882
54,028	SolarEdge Technologies, Inc.(b)	1,939,605
171,715	SunPower Corp.(b)(c)	1,361,700

		16,605,516

	Software - 6.4%
32,067	ANSYS, Inc.(b)	5,183,631
45,268	Autodesk, Inc.(b)	5,233,886

		10,417,517

	Total Investments in Securities (excluding investments purchased with cash collateral from securities on loan) (Cost $113,253,109) - 100.1%	163,236,708

	Investments Purchased with Cash Collateral from Securities on Loan
	Money Market Fund - 1.1%
1,688,788	Invesco Government & Agency Portfolio - Institutional Class, 1.24%(d)(e) (Cost $1,688,788)	1,688,788

	Total Investments in Securities (Cost $114,941,897) - 101.2%	164,925,496
	Other assets less liabilities - (1.2)%	(1,902,165)

	Net Assets - 100.0%	$163,023,331

Investment Abbreviations:

REIT - Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at January 31, 2018.
(d)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of January 31, 2018.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

PowerShares DWA Momentum Portfolio (PDP)

January 31, 2018

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests - 100.0%
	Consumer Discretionary - 16.6%
19,472	Amazon.com, Inc.(b)	$28,251,730
12,333	AutoZone, Inc.(b)	9,440,171
87,347	Grand Canyon Education, Inc.(b)	8,122,398
46,108	Home Depot, Inc. (The)	9,263,097
144,790	Liberty Ventures, Series A(b)	8,532,475
31,976	Mohawk Industries, Inc.(b)	8,987,175
336,596	NIKE, Inc., Class B	22,962,579
2,905	NVR, Inc.(b)	9,232,584
168,253	O’Reilly Automotive, Inc.(b)	44,534,887
62,692	Pool Corp.	8,478,466
201,703	Scientific Games Corp., Class A(b)	9,409,445
311,068	Service Corp. International	12,433,388
2,221,900	Sirius XM Holdings, Inc.(c)	13,575,809
153,515	Texas Roadhouse, Inc.	9,014,401
52,772	Thor Industries, Inc.	7,211,821
38,696	Vail Resorts, Inc.	8,457,398
211,957	VF Corp.	17,198,191
67,705	Visteon Corp.(b)	8,807,066
234,346	Wyndham Worldwide Corp.	29,089,369

		273,002,450

	Consumer Staples - 2.2%
188,200	Brown-Forman Corp., Class B	13,042,260
65,089	Constellation Brands, Inc., Class A	14,285,083
63,865	Estee Lauder Cos., Inc. (The), Class A	8,619,220

		35,946,563

	Energy - 0.5%
72,346	Diamondback Energy, Inc.(b)	9,079,423

	Financials - 8.6%
87,420	American Financial Group, Inc.	9,908,183
53,093	Ameriprise Financial, Inc.	8,956,789
351,479	Arch Capital Group Ltd.(b)	31,963,500
69,085	Chubb Ltd.	10,787,623
82,431	Credit Acceptance Corp.(b)(c)	27,178,325
9,250	Markel Corp.(b)	10,616,133
408,676	W.R. Berkley Corp.	29,825,174
192,765	Western Alliance Bancorp(b)	11,307,595

		140,543,322

	Health Care - 13.4%
104,588	ABIOMED, Inc.(b)	24,578,180
59,015	Align Technology, Inc.(b)	15,461,930
47,897	Becton, Dickinson and Co.	11,636,097
44,335	Bluebird Bio, Inc.(b)	9,084,241
157,725	Danaher Corp.	15,974,388
366,983	Exact Sciences Corp.(b)	18,242,725
1,355,615	Exelixis, Inc.(b)	41,088,691
27,472	Mettler-Toledo International, Inc.(b)	18,550,743
154,074	Nektar Therapeutics, Class A(b)	12,882,127
90,916	PRA Health Sciences, Inc.(b)	8,278,811
37,691	UnitedHealth Group, Inc.	8,924,475
43,428	Waters Corp.(b)	9,363,511
257,608	West Pharmaceutical Services, Inc.	25,812,322

		219,878,241

	Industrials - 23.9%
203,834	A.O. Smith Corp.	13,612,034
27,606	Boeing Co. (The)	9,782,738
364,838	Copart, Inc.(b)	16,078,411
794,655	Healthcare Services Group, Inc.	43,849,063
106,393	HEICO Corp.	8,545,486

130,441	Hexcel Corp.	$8,915,642
40,549	Huntington Ingalls Industries, Inc.	9,632,009
102,707	IDEX Corp.	14,736,400
47,884	Illinois Tool Works, Inc.	8,316,014
348,012	J.B. Hunt Transport Services, Inc.	42,050,290
39,126	Lennox International, Inc.	8,525,947
74,827	Lockheed Martin Corp.	26,552,361
62,109	Northrop Grumman Corp.	21,149,978
130,705	Old Dominion Freight Line, Inc.	19,141,747
740,587	Rollins, Inc.	36,540,563
126,967	Roper Technologies, Inc.	35,625,670
56,668	Stanley Black & Decker, Inc.	9,419,922
77,659	Teledyne Technologies, Inc.(b)	14,826,656
47,994	TransDigm Group, Inc.	15,209,779
138,788	Union Pacific Corp.	18,528,198
43,104	W.W. Grainger, Inc.	11,623,425

		392,662,333

	Information Technology - 24.6%
251,708	Amphenol Corp., Class A	23,350,951
209,318	ANSYS, Inc.(b)	33,836,255
265,845	Apple, Inc.	44,510,428
124,772	Aspen Technology, Inc.(b)	9,663,591
261,114	Cadence Design Systems, Inc.(b)	11,713,574
31,924	Coherent, Inc.(b)	8,284,917
30,183	CoStar Group, Inc.(b)	10,446,638
259,573	Entegris, Inc.	8,449,101
61,672	Facebook, Inc., Class A(b)	11,525,880
56,739	Fair Isaac Corp.	9,796,556
135,927	Fiserv, Inc.(b)	19,143,959
107,552	Gartner, Inc.(b)	14,921,764
51,612	Intuit, Inc.	8,665,655
77,496	IPG Photonics Corp.(b)	19,525,117
77,715	Jack Henry & Associates, Inc.	9,687,952
61,672	Littelfuse, Inc.	13,403,792
72,371	LogMeIn, Inc.	9,104,272
248,299	Mastercard, Inc., Class A	41,962,531
167,945	MAXIMUS, Inc.	11,450,490
88,390	Monolithic Power Systems, Inc.	10,529,017
106,730	NVIDIA Corp.	26,234,234
120,741	Paycom Software, Inc.(b)	11,064,705
139,634	Take-Two Interactive Software, Inc.(b)	17,687,439
60,820	Universal Display Corp.	9,694,708
76,026	Visa, Inc., Class A	9,444,710

		404,098,236

	Materials - 4.6%
498,010	Chemours Co. (The)	25,707,276
79,574	Ecolab, Inc.	10,955,748
72,220	Sherwin-Williams Co. (The)	30,123,684
247,750	United States Steel Corp.	9,268,328

		76,055,036

	Real Estate - 4.5%
313,462	American Tower Corp. REIT	46,298,337
77,203	CoreSite Realty Corp. REIT	8,362,629
18,764	Equinix, Inc. REIT	8,541,185
59,395	SBA Communications Corp. REIT(b)	10,364,428

		73,566,579

	Utilities - 1.1%
187,726	CMS Energy Corp.	8,400,739
60,372	NextEra Energy, Inc.	9,564,132

		17,964,871

	Total Common Stocks and Other Equity Interests (Cost $1,253,678,675)	1,642,797,054

	Money Market Fund - 0.1%
966,302	Invesco Premier U.S. Government Money Portfolio - Institutional Class, 1.22%(d)
	(Cost $966,302)	966,302

Schedule of Investments(a)

	Total Investments in Securities (excluding investments purchased with cash collateral from securities on loan) (Cost $1,254,644,977) - 100.1%	$1,643,763,356

	Investments Purchased with Cash Collateral from Securities on Loan
	Money Market Fund - 2.7%
43,967,644	Invesco Government & Agency Portfolio - Institutional Class, 1.24%(d)(e) (Cost $43,967,644)	43,967,644

	Total Investments in Securities (Cost $1,298,612,621) - 102.8%	1,687,731,000
	Other assets less liabilities - (2.8)%	(45,297,081)

	Net Assets - 100.0%	$1,642,433,919

Investment Abbreviations:

REIT - Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at January 31, 2018.
(d)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of January 31, 2018.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

PowerShares Global Listed Private

Equity Portfolio (PSP)

January 31, 2018

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests - 86.5%
	Capital Markets - 47.7%
1,101,769	3i Group PLC (United Kingdom)	$14,592,905
122,416	Alaris Royalty Corp. (Canada)(b)	1,896,832
1,275,621	Allied Minds PLC (United Kingdom)(c)	2,920,536
107,025	Altamir (France)	2,093,225
201,899	Apollo Global Management LLC, Class A	7,217,889
414,209	Apollo Investment Corp.	2,381,702
495,922	Ares Capital Corp.	7,909,956
62,684	AURELIUS Equity Opportunities SE & Co. KGaA (Germany)(b)	4,615,037
96,385	BlackRock Capital Investment Corp.	574,455
909,793	Brait SE (South Africa)(c)	2,957,617
140,991	Bure Equity AB (Sweden)	1,771,699
243,753	Carlyle Group LP (The)(b)	6,142,576
70,211	Corporate Capital Trust, Inc.	1,113,546
42,189	Deutsche Beteiligungs AG (Germany)	2,612,081
399,021	FS Investment Corp.	3,032,560
59,564	Gimv NV (Belgium)	3,821,397
74,953	Goldman Sachs BDC, Inc.(b)	1,613,738
116,223	Golub Capital BDC, Inc.(b)	2,111,772
185,310	Hercules Capital, Inc.	2,349,731
392,675	Intermediate Capital Group PLC (United Kingdom)	6,466,314
1,925,813	IP Group PLC (United Kingdom)(c)	3,494,457
61,472	JAFCO Co. Ltd. (Japan)	3,480,344
105,379	Main Street Capital Corp.(b)	4,000,187
157,284	New Mountain Finance Corp.	2,091,877
346,978	Oaktree Specialty Lending Corp.	1,714,071
19,498	Partners Group Holding AG (Switzerland)	15,175,132
199,785	PennantPark Investment Corp.	1,346,551
169,389	Princess Private Equity Holding Ltd. (Guernsey)	2,110,164
515,978	Prospect Capital Corp.(b)	3,328,058
848,258	Ratos AB, Class B (Sweden)	4,006,668
106,884	Safeguard Scientifics, Inc.(c)	1,336,050
83,463	Solar Capital Ltd.	1,752,723
61,650	Triangle Capital Corp.(b)	656,573
3,381,174	Zeder Investments Ltd. (South Africa)	1,850,943

		124,539,366

	Diversified Financial Services - 21.9%
30,582	Ackermans & van Haaren NV (Belgium)	5,718,441
1,082,345	Apax Global Alpha Ltd. (Guernsey)(d)	2,270,245
179,310	Cannae Holdings, Inc.(c)	3,121,787
721,752	China Merchants China Direct Investments Ltd. (China)	1,345,421
142,929	Compass Diversified Holdings(b)	2,415,500
47,827	Electra Private Equity PLC (United Kingdom)	629,795
98,588	Eurazeo SA (France)	10,408,660
92,084	HgCapital Trust PLC (United Kingdom)	2,291,591
317,163	Leucadia National Corp.	8,585,602
44,207	NB Private Equity Partners Ltd. (United Kingdom)	622,359
148,295	Onex Corp. (Canada)	11,134,968
45,666	Wendel SA (France)	8,538,955

		57,083,324

	Electrical Equipment - 3.2%
2,616,031	Melrose Industries PLC (United Kingdom)	8,422,369

	Food Products - 1.5%
38,660	Schouw & Co. AB (Denmark)	$3,927,994

	Health Care Providers & Services - 1.4%
87,018	Lifco AB, Class B (Sweden)	3,517,501

	Industrial Conglomerates - 4.5%
4,900,919	Fosun International Ltd. (China)	11,579,564

	Internet Software & Services - 5.8%
70,713	IAC/InterActiveCorp.(c)	10,251,264
169,841	Rocket Internet SE (Germany)(c)(d)	4,942,497

		15,193,761

	Wireless Telecommunication Services - 0.5%
15,010	SoftBank Group Corp. (Japan)	1,234,848

	Total Common Stocks and Other Equity Interests (Cost $187,607,281)	225,498,727

	Money Market Fund - 11.7%
30,623,606	Invesco Premier U.S. Government Money Portfolio - Institutional Class, 1.22%(e) (Cost $30,623,606)	30,623,606

	Total Investments in Securities (excluding investments purchased with cash collateral from securities on loan) (Cost $218,230,887) - 98.2%	256,122,333

	Investments Purchased with Cash Collateral from Securities on Loan
	Money Market Fund - 7.2%
18,772,393	Invesco Government & Agency Portfolio - Institutional Class, 1.24%(e)(f) (Cost $18,772,393)	18,772,393

	Total Investments in Securities (Cost $237,003,280) - 105.4%	274,894,726
	Other assets less liabilities - (5.4)%	(13,997,856)

	Net Assets - 100.0%	$260,896,870

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	All or a portion of this security was out on loan at January 31, 2018.
(c)	Non-income producing security.
(d)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at January 31, 2018 was $7,212,742, which represented 2.76% of the Fund’s Net Assets.
(e)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of January 31, 2018.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.

This Fund has holdings greater than 10% of net assets in the following country:

United Kingdom	15.1%

Schedule of Investments(a)

Open Over-The-Counter Total Return Swap Agreements
Counterparty	Pay/Receive	Reference Entity	Rate	Payment Frequency	Maturity Date	Notional Value(a)		Upfront Payments Paid (Received)	Value	Unrealized Appreciation (Depreciation)
Citibank, N.A.	Receive	The Blackstone Group LP	1-Month LIBOR plus 65 basis points	Monthly	October-2018		$12,401,713	$—	$63,628	$63,628

Citibank, N.A.	Receive	Brookfield Business Partners LP	1-Month CDOR plus 65 basis points	Monthly	October-2018	CAD	4,431,239	—	(14,085)	(14,085)
Citibank, N.A.	Receive	KKR & Co. LP	1-Month LIBOR plus 65 basis points	Monthly	October-2018		11,589,048	—	(160,897)	(160,897)
Morgan Stanley Capital Services LLC	Receive	Riverstone Energy Ltd.	1-Month LIBOR plus 85 basis points	Monthly	August-2018	GBP	1,629,907	—	(2,819)	(2,819)

Subtotal - Depreciation								—	(177,801)	(177,801)

Total Over-The-Counter Total Return Swap Agreements - Equity Risk								$—	$(114,173)	$(114,173)

Investment Abbreviations:

CAD - Canadian Dollar

CDOR - Canadian Dollar Offered Rate

GBP - Pound Sterling

LIBOR - London Interbank Offered Rate

(a)	Notional Value is denominated in U.S. Dollars unless otherwise noted.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

PowerShares Golden Dragon China Portfolio (PGJ)

January 31, 2018

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests - 100.0%
	Consumer Discretionary - 38.0%
56,832	500.com Ltd., Class A ADR (China)(b)(c)	$710,400
34,287	Bright Scholar Education Holdings Ltd. ADR (China)(c)	687,797
62,904	China Automotive Systems, Inc. (China)(c)	294,391
43,211	China Distance Education Holdings Ltd. ADR (China)	417,418
65,558	China Lodging Group Ltd. ADR (China)	9,800,265
431,388	Ctrip.com International Ltd. ADR (China)(c)	20,180,331
530,802	JD.Com, Inc., Class A ADR (China)(c)	26,131,383
184,407	Jumei International Holding Ltd., Class A ADR (China)(b)(c)	586,414
95,482	Kandi Technologies Group, Inc. (China)(b)(c)	572,892
234,248	New Oriental Education & Technology Group, Inc. ADR (China)	21,571,898
356,500	TAL Education Group ADR (China)	11,611,205
69,073	Tarena International, Inc., Class A ADR (China)(b)	924,197
70,785	Tuniu Corp., Class A ADR (China)(c)	575,482
897,775	Vipshop Holdings Ltd., Class A ADR (China)(c)	14,840,221

		108,904,294

	Consumer Staples - 0.2%
157,138	Pingtan Marine Enterprise Ltd.(b)	505,984

	Energy - 2.4%
27,271	China Petroleum & Chemical Corp., H-Shares ADR (China)	2,368,486
20,123	CNOOC Ltd. ADR (China)	3,163,336
15,438	PetroChina Co. Ltd., H-Shares ADR (China)	1,219,911
26,179	Sino Clean Energy, Inc. (China)(c)(d)	0

		6,751,733

	Financials - 2.3%
53,973	China Life Insurance Co. Ltd., H-Shares ADR (China)	904,587
72,648	Fanhua, Inc. ADR (China)	2,127,860
50,498	Noah Holdings Ltd. ADR (China)(c)	2,495,106
23,502	Yintech Investment Holdings Ltd. ADR (China)(b)	230,790
21,876	Yirendai Ltd. ADR (China)(b)	884,228

		6,642,571

	Health Care - 2.1%
54,879	China Biologic Products Holdings, Inc. (China)(c)	4,441,358
99,957	iKang Healthcare Group, Inc., Class A ADR (China)(c)	1,610,307

		6,051,665

	Industrials - 4.6%
73,134	51job, Inc. ADR (China)(b)(c)	5,125,962
36,429	China Customer Relations Center, Inc. (China)(b)(c)	536,235
58,807	eHi Car Services Ltd., Class A ADR (China)(c)	693,335
21,067	Newater Technology, Inc.(b)(c)	231,526
415,362	ZTO Express Cayman, Inc. ADR (China)(c)	6,566,873

		13,153,931

	Information Technology - 45.5%
121,872	21Vianet Group, Inc., Class A ADR (China)(c)	$1,110,254
138,543	58.com, Inc., Class A ADR (China)(c)	11,066,815
111,982	Autohome, Inc., Class A ADR (China)	9,325,861
83,318	Baidu, Inc. ADR (China)(c)	20,572,881
76,178	Baozun, Inc. ADR (China)(b)(c)	2,967,133
57,253	Bitauto Holdings Ltd. ADR (China)(b)(c)	1,991,832
115,289	Canadian Solar, Inc. (Canada)(b)(c)	1,776,603
38,189	Changyou.com Ltd., Class A ADR (China)(c)	1,175,075
80,333	Cheetah Mobile, Inc., Class A ADR (China)(b)(c)	1,331,118
14,252	Daqo New Energy Corp. ADR (China)(c)	775,879
591,437	Fang Holdings Ltd. ADR (China)(c)	3,087,301
59,161	GDS Holdings Ltd. ADR (China)(c)	1,688,455
31,552	Gridsum Holding, Inc. ADR (China)(b)(c)	419,011
119,941	Hollysys Automation Technologies Ltd. (China)	3,042,903
56,428	JinkoSolar Holding Co. Ltd. ADR (China)(c)	1,253,830
277,861	Momo, Inc., Class A ADR (China)(c)	8,760,957
60,476	NetEase, Inc. ADR (China)	19,361,996
169,799	NQ Mobile, Inc., Class A ADR (China)(c)	575,619
62,530	Phoenix New Media Ltd. ADR (China)(c)	413,323
30,805	Renren, Inc., Class A ADR (China)(b)(c)	312,055
32,797	Semiconductor Manufacturing International Corp. ADR (China)(b)(c)	237,778
101,661	SINA Corp. (China)(c)	11,919,752
77,290	Sohu.com, Inc. (China)(c)	2,976,438
91,561	Weibo Corp., Class A ADR (China)(c)	11,863,559
93,469	YY, Inc., Class A ADR (China)(c)	12,427,638

		130,434,066

	Materials - 0.2%
11,111	Aluminum Corp. of China Ltd. ADR (China)(b)(c)	187,443
5,659	Sinopec Shanghai Petrochemical Co. Ltd. ADR (China)	349,613

		537,056

	Real Estate - 0.5%
72,443	Nam Tai Property, Inc. (China)	949,003
83,979	Xinyuan Real Estate Co. Ltd. ADR (China)	615,566

		1,564,569

	Telecommunication Services - 4.1%
195,501	China Mobile Ltd. ADR (China)	10,295,083
9,362	China Telecom Corp. Ltd., H-Shares ADR (China)	464,730
67,286	China Unicom (Hong Kong) Ltd. ADR (China)(c)	1,011,981

		11,771,794

	Utilities - 0.1%
14,030	Huaneng Power International, Inc., H-Shares ADR (China)	361,413

	Total Common Stocks and Other Equity Interests (Cost $209,903,062)	286,679,076

	Money Market Fund - 0.2%
451,930	Invesco Premier U.S. Government Money Portfolio - Institutional Class, 1.22%(e) (Cost $451,930)	451,930

Schedule of Investments(a)

	Total Investments in Securities (excluding investments purchased with cash collateral from securities on loan) (Cost $210,354,992) - 100.2%	$287,131,006

	Investments Purchased with Cash Collateral from Securities on Loan
	Money Market Fund - 3.6%
10,436,952	Invesco Government & Agency Portfolio - Institutional Class, 1.24%(e)(f) (Cost $10,436,952)	10,436,952

	Total Investments in Securities (Cost $220,791,944) - 103.8%	297,567,958
	Other assets less liabilities - (3.8)%	(10,770,782)

	Net Assets - 100.0%	$286,797,176

Investment Abbreviations:

ADR - American Depositary Receipt

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	All or a portion of this security was out on loan at January 31, 2018.
(c)	Non-income producing security.
(d)	Security valued using significant unobservable inputs (Level 3). See Additional Valuation Information.
(e)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of January 31, 2018.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.

This Fund has holdings greater than 10% of net assets in the following country:

China	99.1%

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

PowerShares S&P 500 BuyWrite Portfolio (PBP)

January 31, 2018

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests - 101.3%(b)
	Consumer Discretionary - 12.8%
1,033	Advance Auto Parts, Inc.	$120,851
5,582	Amazon.com, Inc.(c)	8,098,868
3,711	Aptiv PLC	352,100
385	AutoZone, Inc.(c)	294,694
3,549	Best Buy Co., Inc.	259,290
2,766	BorgWarner, Inc.	155,615
2,546	CarMax, Inc.(c)	181,708
5,691	Carnival Corp.	407,533
5,062	CBS Corp., Class B	291,622
2,706	Charter Communications, Inc., Class A(c)	1,020,838
347	Chipotle Mexican Grill, Inc.(c)	112,692
65,096	Comcast Corp., Class A	2,768,533
4,762	D.R. Horton, Inc.	233,576
1,724	Darden Restaurants, Inc.	165,245
2,149	Discovery Communications, Inc., Class A(c)	53,875
2,837	Discovery Communications, Inc., Class C(c)	67,691
3,182	DISH Network Corp., Class A(c)	149,236
3,635	Dollar General Corp.	374,841
3,308	Dollar Tree, Inc.(c)	380,420
1,714	Expedia, Inc.	219,409
1,729	Foot Locker, Inc.	84,980
54,450	Ford Motor Co.	597,316
3,039	Gap, Inc. (The)	101,016
1,549	Garmin Ltd.	97,494
17,841	General Motors Co.	756,637
2,046	Genuine Parts Co.	212,927
3,439	Goodyear Tire & Rubber Co. (The)	119,746
2,916	H&R Block, Inc.	77,391
5,087	Hanesbrands, Inc.	110,490
2,348	Harley-Davidson, Inc.	113,784
1,583	Hasbro, Inc.	149,704
2,823	Hilton Worldwide Holdings, Inc.	241,790
16,297	Home Depot, Inc. (The)	3,274,067
5,422	Interpublic Group of Cos., Inc. (The)	118,688
2,352	Kohl’s Corp.	152,339
3,447	L Brands, Inc.	172,660
1,839	Leggett & Platt, Inc.	85,532
2,855	Lennar Corp., Class A	178,894
4,314	LKQ Corp.(c)	181,317
11,622	Lowe’s Cos., Inc.	1,217,172
4,250	Macy’s, Inc.	110,287
4,273	Marriott International, Inc., Class A	629,584
4,796	Mattel, Inc.	75,969
11,127	McDonald’s Corp.	1,904,275
7,111	MGM Resorts International	259,196
2,122	Michael Kors Holdings Ltd.(c)	140,052
882	Mohawk Industries, Inc.(c)	247,895
6,038	Netflix, Inc.(c)	1,632,071
6,840	Newell Brands, Inc.	180,850
5,346	News Corp., Class A	91,470
1,698	News Corp., Class B	29,630
18,337	NIKE, Inc., Class B	1,250,950
1,629	Nordstrom, Inc.	80,326
2,488	Norwegian Cruise Line Holdings Ltd.(c)	151,121
3,218	Omnicom Group, Inc.	246,660
1,186	O’Reilly Automotive, Inc.(c)	313,922
682	Priceline Group, Inc. (The)(c)	1,304,018
3,775	PulteGroup, Inc.	120,158

1,079	PVH Corp.	$167,331
772	Ralph Lauren Corp., Class A	88,247
5,380	Ross Stores, Inc.	443,258
2,390	Royal Caribbean Cruises Ltd.	319,185
1,342	Scripps Networks Interactive, Inc., Class A	118,083
843	Signet Jewelers Ltd.	44,595
19,856	Starbucks Corp.	1,128,019
3,968	Tapestry, Inc.	186,655
7,585	Target Corp.	570,544
1,423	Tiffany & Co.	151,763
10,867	Time Warner, Inc.	1,036,168
8,880	TJX Cos., Inc. (The)	713,242
1,752	Tractor Supply Co.	133,590
1,513	TripAdvisor, Inc.(c)	52,456
14,710	Twenty-First Century Fox, Inc., Class A	542,799
6,130	Twenty-First Century Fox, Inc., Class B	223,684
813	Ulta Beauty, Inc.(c)	180,567
2,585	Under Armour, Inc., Class A(c)	35,828
2,574	Under Armour, Inc., Class C(c)	33,076
4,577	VF Corp.	371,378
4,925	Viacom, Inc., Class B	164,594
21,077	Walt Disney Co. (The)	2,290,438
1,004	Whirlpool Corp.	182,146
1,413	Wyndham Worldwide Corp.	175,396
1,117	Wynn Resorts Ltd.	184,964
4,704	Yum! Brands, Inc.	397,911

		42,456,932

	Consumer Staples - 8.0%
26,631	Altria Group, Inc.	1,873,225
7,806	Archer-Daniels-Midland Co.	335,268
2,732	Brown-Forman Corp., Class B	189,328
2,684	Campbell Soup Co.	124,940
3,489	Church & Dwight Co., Inc.	170,438
1,799	Clorox Co. (The)	254,900
53,517	Coca-Cola Co. (The)	2,546,874
12,254	Colgate-Palmolive Co.	909,737
5,700	Conagra Brands, Inc.	216,600
2,404	Constellation Brands, Inc., Class A	527,606
6,098	Costco Wholesale Corp.	1,188,317
6,591	Coty, Inc., Class A	129,249
14,138	CVS Health Corp.	1,112,519
2,521	Dr Pepper Snapple Group, Inc.	300,881
3,125	Estee Lauder Cos., Inc. (The), Class A	421,750
7,932	General Mills, Inc.	463,943
1,970	Hershey Co. (The)	217,350
3,758	Hormel Foods Corp.	129,012
1,586	JM Smucker Co. (The)	201,248
3,472	Kellogg Co.	236,478
4,910	Kimberly-Clark Corp.	574,470
8,333	Kraft Heinz Co. (The)	653,224
12,415	Kroger Co. (The)	376,919
1,672	McCormick & Co., Inc.	181,863
2,580	Molson Coors Brewing Co., Class B	216,772
20,855	Mondelez International, Inc., Class A	925,962
5,745	Monster Beverage Corp.(c)	391,981
19,847	PepsiCo, Inc.	2,387,594
21,675	Philip Morris International, Inc.	2,324,210
35,561	Procter & Gamble Co. (The)	3,070,337
6,689	Sysco Corp.	420,537
4,152	Tyson Foods, Inc., Class A	316,009
12,118	Walgreens Boots Alliance, Inc.	912,001
20,427	Walmart, Inc.	2,177,518

		26,479,060

	Energy - 6.0%
7,636	Anadarko Petroleum Corp.	458,542
2,001	Andeavor	216,428
5,317	Apache Corp.	238,574
5,977	Baker Hughes a GE Co.	192,161
6,455	Cabot Oil & Gas Corp.	170,089
12,683	Chesapeake Energy Corp.(c)	44,390

Schedule of Investments(a)

26,509	Chevron Corp.	$3,322,903
1,331	Cimarex Energy Co.	149,338
2,075	Concho Resources, Inc.(c)	326,688
16,686	ConocoPhillips	981,304
7,334	Devon Energy Corp.	303,408
8,071	EOG Resources, Inc.	928,165
3,418	EQT Corp.	185,563
59,134	Exxon Mobil Corp.	5,162,398
12,177	Halliburton Co.	653,905
1,515	Helmerich & Payne, Inc.	109,125
3,770	Hess Corp.	190,423
26,805	Kinder Morgan, Inc.	481,954
11,857	Marathon Oil Corp.	215,679
6,817	Marathon Petroleum Corp.	472,214
5,305	National Oilwell Varco, Inc.	194,587
2,780	Newfield Exploration Co.(c)	88,015
6,791	Noble Energy, Inc.	207,261
10,679	Occidental Petroleum Corp.	800,605
5,728	ONEOK, Inc.	337,150
5,995	Phillips 66	613,888
2,374	Pioneer Natural Resources Co.	434,228
3,152	Range Resources Corp.	44,916
19,333	Schlumberger Ltd.	1,422,522
6,119	TechnipFMC PLC (United Kingdom)(c)	198,623
6,107	Valero Energy Corp.	586,089
11,537	Williams Cos., Inc. (The)	362,146

		20,093,281

	Financials - 15.1%
774	Affiliated Managers Group, Inc.	154,514
5,486	Aflac, Inc.	483,865
5,009	Allstate Corp. (The)	494,739
10,054	American Express Co.	999,368
12,545	American International Group, Inc.	801,876
2,064	Ameriprise Financial, Inc.	348,197
3,489	Aon PLC	496,031
2,524	Arthur J. Gallagher & Co.	172,440
752	Assurant, Inc.	68,793
135,382	Bank of America Corp.	4,332,224
14,290	Bank of New York Mellon Corp. (The)	810,243
11,010	BB&T Corp.	607,642
26,858	Berkshire Hathaway, Inc., Class B(c)	5,757,818
1,721	BlackRock, Inc.	966,858
1,338	Brighthouse Financial, Inc.(c)	85,980
6,765	Capital One Financial Corp.	703,289
1,584	Cboe Global Markets, Inc.	212,874
16,652	Charles Schwab Corp. (The)	888,218
6,479	Chubb Ltd.	1,011,696
2,083	Cincinnati Financial Corp.	160,183
36,901	Citigroup, Inc.	2,895,990
6,868	Citizens Financial Group, Inc.	315,241
4,751	CME Group, Inc.	729,184
2,427	Comerica, Inc.	231,099
5,070	Discover Financial Services	404,586
3,779	E*TRADE Financial Corp.(c)	199,153
573	Everest Re Group Ltd.	131,675
9,847	Fifth Third Bancorp	325,936
4,560	Franklin Resources, Inc.	193,390
4,895	Goldman Sachs Group, Inc. (The)	1,311,322
4,979	Hartford Financial Services Group, Inc. (The)	292,566
15,086	Huntington Bancshares, Inc.	244,091
8,163	Intercontinental Exchange, Inc.	602,756
5,680	Invesco Ltd.(d)	205,218
48,423	JPMorgan Chase & Co.	5,601,088
15,009	KeyCorp	321,193
4,376	Leucadia National Corp.	118,458
3,054	Lincoln National Corp.	252,871
3,851	Loews Corp.	198,904
2,100	M&T Bank Corp.	400,638
7,123	Marsh & McLennan Cos., Inc.	594,913

14,685	MetLife, Inc.	$705,908
2,319	Moody’s Corp.	375,191
19,429	Morgan Stanley	1,098,710
1,625	Nasdaq, Inc.	131,479
3,670	Navient Corp.	52,298
2,997	Northern Trust Corp.	315,854
4,831	People’s United Financial, Inc.	95,026
6,639	PNC Financial Services Group, Inc. (The)	1,049,095
3,749	Principal Financial Group, Inc.	253,432
8,118	Progressive Corp. (The)	439,184
5,918	Prudential Financial, Inc.	703,177
1,793	Raymond James Financial, Inc.	172,827
16,187	Regions Financial Corp.	311,276
3,558	S&P Global, Inc.	644,354
5,175	State Street Corp.	570,130
6,642	SunTrust Banks, Inc.	469,589
10,268	Synchrony Financial	407,434
3,381	T. Rowe Price Group, Inc.	377,421
1,498	Torchmark Corp.	136,093
3,821	Travelers Cos., Inc. (The)	572,844
22,001	U.S. Bancorp	1,257,137
3,132	Unum Group	166,591
61,853	Wells Fargo & Co.	4,068,690
1,861	Willis Towers Watson PLC	298,635
3,572	XL Group Ltd. (Bermuda)	131,592
2,787	Zions Bancorporation	150,582

		50,081,669

	Health Care - 14.1%
24,292	Abbott Laboratories	1,509,991
22,249	AbbVie, Inc.	2,496,783
4,550	Aetna, Inc.	850,031
4,491	Agilent Technologies, Inc.	329,774
3,119	Alexion Pharmaceuticals, Inc.(c)	372,159
1,008	Align Technology, Inc.(c)	264,096
4,642	Allergan PLC	836,767
2,253	AmerisourceBergen Corp.	224,556
10,131	Amgen, Inc.	1,884,873
3,583	Anthem, Inc.	888,047
6,995	Baxter International, Inc.	503,850
3,699	Becton, Dickinson and Co.	898,635
2,950	Biogen, Inc.(c)	1,026,039
19,166	Boston Scientific Corp.(c)	535,881
22,844	Bristol-Myers Squibb Co.	1,430,034
4,391	Cardinal Health, Inc.	315,230
10,987	Celgene Corp.(c)	1,111,445
2,407	Centene Corp.(c)	258,127
4,408	Cerner Corp.(c)	304,725
3,442	Cigna Corp.	717,141
684	Cooper Cos., Inc. (The)	167,354
8,543	Danaher Corp.	865,235
2,112	DaVita, Inc.(c)	164,820
3,207	DENTSPLY Sirona, Inc.	195,018
2,953	Edwards Lifesciences Corp.(c)	373,791
13,522	Eli Lilly & Co.	1,101,367
1,687	Envision Healthcare Corp.(c)	60,715
7,903	Express Scripts Holding Co.(c)	625,760
18,232	Gilead Sciences, Inc.	1,527,842
3,952	HCA Healthcare, Inc.(c)	399,784
2,191	Henry Schein, Inc.(c)	165,815
3,847	Hologic, Inc.(c)	164,267
1,995	Humana, Inc.	562,251
1,217	IDEXX Laboratories, Inc.(c)	227,628
2,037	Illumina, Inc.(c)	473,888
2,444	Incyte Corp.(c)	220,669
1,564	Intuitive Surgical, Inc.(c)	675,132
2,030	Iqvia Holdings, Inc.(c)	207,446
37,494	Johnson & Johnson	5,181,296
1,419	Laboratory Corp. of America Holdings(c)	247,615
2,911	McKesson Corp.	491,610
18,889	Medtronic PLC	1,622,376

Schedule of Investments(a)

38,173	Merck & Co., Inc.	$2,261,750
357	Mettler-Toledo International, Inc.(c)	241,068
7,486	Mylan NV(c)	320,775
1,149	Patterson Cos., Inc.	41,238
1,538	PerkinElmer, Inc.	123,286
1,828	Perrigo Co. PLC	165,653
83,188	Pfizer, Inc.	3,081,283
1,903	Quest Diagnostics, Inc.	201,375
1,073	Regeneron Pharmaceuticals, Inc.(c)	393,415
1,982	ResMed, Inc.	199,766
4,491	Stryker Corp.	738,231
5,597	Thermo Fisher Scientific, Inc.	1,254,344
13,525	UnitedHealth Group, Inc.	3,202,449
1,223	Universal Health Services, Inc., Class B	148,594
1,279	Varian Medical Systems, Inc.(c)	163,072
3,531	Vertex Pharmaceuticals, Inc.(c)	589,218
1,108	Waters Corp.(c)	238,896
2,827	Zimmer Biomet Holdings, Inc.	359,368
6,801	Zoetis, Inc.	521,841

		46,725,485

	Industrials - 10.4%
8,329	3M Co.	2,086,414
2,034	A.O. Smith Corp.	135,831
588	Acuity Brands, Inc.	90,811
1,716	Alaska Air Group, Inc.	112,793
1,327	Allegion PLC	114,268
5,944	American Airlines Group, Inc.	322,878
3,224	AMETEK, Inc.	245,991
5,912	Arconic, Inc.	177,715
7,815	Boeing Co. (The)	2,769,402
1,947	C.H. Robinson Worldwide, Inc.	178,073
8,303	Caterpillar, Inc.	1,351,562
1,201	Cintas Corp.	202,308
12,472	CSX Corp.	708,035
2,177	Cummins, Inc.	409,276
4,463	Deere & Co.	742,732
9,154	Delta Air Lines, Inc.	519,673
2,174	Dover Corp.	230,901
6,149	Eaton Corp. PLC	516,332
8,957	Emerson Electric Co.	646,964
1,677	Equifax, Inc.	209,508
2,480	Expeditors International of Washington, Inc.	161,076
4,011	Fastenal Co.	220,445
3,444	FedEx Corp.	903,981
1,823	Flowserve Corp.	82,618
1,953	Fluor Corp.	118,547
4,268	Fortive Corp.	324,453
2,149	Fortune Brands Home & Security, Inc.	152,429
3,875	General Dynamics Corp.	862,110
121,029	General Electric Co.	1,957,039
1,665	Harris Corp.	265,368
10,631	Honeywell International, Inc.	1,697,452
634	Huntington Ingalls Industries, Inc.	150,600
5,069	IHS Markit Ltd.(c)	241,943
4,304	Illinois Tool Works, Inc.	747,476
3,488	Ingersoll-Rand PLC	330,069
1,194	J.B. Hunt Transport Services, Inc.	144,271
1,683	Jacobs Engineering Group, Inc.	116,901
12,916	Johnson Controls International PLC	505,403
1,445	Kansas City Southern	163,473
1,089	L3 Technologies, Inc.	231,369
3,482	Lockheed Martin Corp.	1,235,588
4,391	Masco Corp.	196,102
4,673	Nielsen Holdings PLC	174,817
3,994	Norfolk Southern Corp.	602,615
2,429	Northrop Grumman Corp.	827,147
4,908	PACCAR, Inc.	365,940
1,859	Parker-Hannifin Corp.	374,440
2,303	Pentair PLC (United Kingdom)	164,664

2,159	Quanta Services, Inc.(c)	$83,100
4,035	Raytheon Co.	843,073
3,173	Republic Services, Inc.	218,302
1,749	Robert Half International, Inc.	101,232
1,793	Rockwell Automation, Inc.	353,741
2,273	Rockwell Collins, Inc.	314,788
1,427	Roper Technologies, Inc.	400,402
794	Snap-on, Inc.	136,020
7,619	Southwest Airlines Co.	463,235
2,140	Stanley Black & Decker, Inc.	355,732
1,191	Stericycle, Inc.(c)	89,754
3,676	Textron, Inc.	215,671
675	TransDigm Group, Inc.	213,914
10,985	Union Pacific Corp.	1,466,497
3,515	United Continental Holdings, Inc.(c)	238,387
9,590	United Parcel Service, Inc., Class B	1,220,999
1,179	United Rentals, Inc.(c)	213,529
10,364	United Technologies Corp.	1,430,336
2,169	Verisk Analytics, Inc.(c)	217,008
725	W.W. Grainger, Inc.	195,503
5,576	Waste Management, Inc.	493,086
2,507	Xylem, Inc.	181,156

		34,535,268

	Information Technology - 24.5%
8,625	Accenture PLC, Class A	1,386,038
10,553	Activision Blizzard, Inc.	782,294
6,881	Adobe Systems, Inc.(c)	1,374,549
11,446	Advanced Micro Devices, Inc.(c)	157,268
2,360	Akamai Technologies, Inc.(c)	158,096
671	Alliance Data Systems Corp.	172,219
4,159	Alphabet, Inc., Class A(c)	4,916,853
4,212	Alphabet, Inc., Class C(c)	4,927,787
4,261	Amphenol Corp., Class A	395,293
5,144	Analog Devices, Inc.	472,631
1,184	ANSYS, Inc.(c)	191,394
71,656	Apple, Inc.	11,997,364
14,886	Applied Materials, Inc.	798,336
3,059	Autodesk, Inc.(c)	353,682
6,190	Automatic Data Processing, Inc.	765,270
5,676	Broadcom Ltd.	1,407,818
4,382	CA, Inc.	157,095
3,940	Cadence Design Systems, Inc.(c)	176,748
68,993	Cisco Systems, Inc.	2,865,969
1,996	Citrix Systems, Inc.(c)	185,149
8,229	Cognizant Technology Solutions Corp., Class A	641,697
12,128	Corning, Inc.	378,636
2,287	CSRA, Inc.	76,111
3,981	DXC Technology Co.	396,309
13,558	eBay, Inc.(c)	550,184
4,298	Electronic Arts, Inc.(c)	545,674
873	F5 Networks, Inc.(c)	126,183
33,284	Facebook, Inc., Class A(c)	6,220,447
4,660	Fidelity National Information Services, Inc.	476,998
2,910	Fiserv, Inc.(c)	409,844
1,935	FLIR Systems, Inc.	99,091
1,265	Gartner, Inc.(c)	175,506
2,222	Global Payments, Inc.	248,375
22,259	Hewlett Packard Enterprise Co.	365,048
23,310	HP, Inc.	543,589
65,315	Intel Corp.	3,144,264
12,017	International Business Machines Corp.	1,967,183
3,389	Intuit, Inc.	569,013
5,233	Juniper Networks, Inc.	136,843
2,188	KLA-Tencor Corp.	240,242
2,261	Lam Research Corp.	433,027
12,963	Mastercard, Inc., Class A	2,190,747
3,264	Microchip Technology, Inc.	310,798
16,096	Micron Technology, Inc.(c)	703,717
107,665	Microsoft Corp.	10,229,252

Schedule of Investments(a)

2,262	Motorola Solutions, Inc.	$224,979
3,766	NetApp, Inc.	231,609
8,456	NVIDIA Corp.	2,078,485
42,518	Oracle Corp.	2,193,504
4,462	Paychex, Inc.	304,531
15,769	PayPal Holdings, Inc.(c)	1,345,411
1,776	Qorvo, Inc.(c)	127,464
20,574	QUALCOMM, Inc.	1,404,176
2,469	Red Hat, Inc.(c)	324,377
9,578	salesforce.com, inc.(c)	1,091,030
4,038	Seagate Technology PLC	222,898
2,565	Skyworks Solutions, Inc.	249,344
8,653	Symantec Corp.	235,621
2,096	Synopsys, Inc.(c)	194,111
4,908	TE Connectivity Ltd.	503,217
13,754	Texas Instruments, Inc.	1,508,401
2,333	Total System Services, Inc.	207,310
1,183	VeriSign, Inc.(c)	135,950
25,310	Visa, Inc., Class A	3,144,261
4,129	Western Digital Corp.	367,398
6,410	Western Union Co. (The)	133,264
2,979	Xerox Corp.	101,673
3,503	Xilinx, Inc.	255,789

		81,405,434

	Materials - 3.0%
3,041	Air Products & Chemicals, Inc.	512,013
1,542	Albemarle Corp.	172,072
1,233	Avery Dennison Corp.	151,265
4,885	Ball Corp.	186,998
3,254	CF Industries Holdings, Inc.	138,100
32,659	DowDuPont, Inc.	2,468,367
2,004	Eastman Chemical Co.	198,757
3,628	Ecolab, Inc.	499,503
1,874	FMC Corp.	171,152
18,790	Freeport-McMoRan, Inc.(c)	366,405
1,101	International Flavors & Fragrances, Inc.	165,480
5,762	International Paper Co.	362,199
4,513	LyondellBasell Industries NV, Class A	540,838
877	Martin Marietta Materials, Inc.	200,105
6,131	Monsanto Co.	746,756
4,899	Mosaic Co. (The)	133,743
7,444	Newmont Mining Corp.	301,557
4,438	Nucor Corp.	297,169
1,318	Packaging Corp. of America	165,580
3,551	PPG Industries, Inc.	421,610
3,996	Praxair, Inc.	645,314
2,518	Sealed Air Corp.	119,227
1,148	Sherwin-Williams Co. (The)	478,842
1,846	Vulcan Materials Co.	249,948
3,553	WestRock Co.	236,736

		9,929,736

	Real Estate - 2.7%
1,410	Alexandria Real Estate Equities, Inc. REIT	182,877
5,987	American Tower Corp. REIT	884,280
2,192	Apartment Investment & Management Co., Class A REIT	91,713
1,928	AvalonBay Communities, Inc. REIT	328,531
2,153	Boston Properties, Inc. REIT	266,348
4,216	CBRE Group, Inc., Class A(c)	192,629
5,672	Crown Castle International Corp. REIT	639,632
2,868	Digital Realty Trust, Inc. REIT	321,073
4,971	Duke Realty Corp. REIT	131,284
1,090	Equinix, Inc. REIT	496,157
5,128	Equity Residential REIT	315,936
922	Essex Property Trust, Inc. REIT	214,808
1,757	Extra Space Storage, Inc. REIT	146,674
1,014	Federal Realty Investment Trust REIT	122,491
8,715	GGP, Inc. REIT	200,707
6,547	HCP, Inc. REIT	157,652
10,328	Host Hotels & Resorts, Inc. REIT	214,409

3,927	Iron Mountain, Inc. REIT	$137,563
5,941	Kimco Realty Corp. REIT	94,521
1,513	Macerich Co. (The) REIT	97,694
1,587	Mid-America Apartment Communities, Inc. REIT	151,352
7,426	Prologis, Inc. REIT	483,507
2,088	Public Storage REIT	408,747
3,932	Realty Income Corp. REIT	209,143
2,065	Regency Centers Corp. REIT	129,909
1,642	SBA Communications Corp. REIT(c)	286,529
4,339	Simon Property Group, Inc. REIT	708,862
1,373	SL Green Realty Corp. REIT	138,014
3,735	UDR, Inc. REIT	136,440
4,971	Ventas, Inc. REIT	278,227
2,406	Vornado Realty Trust REIT	172,462
5,168	Welltower, Inc. REIT	309,925
10,536	Weyerhaeuser Co. REIT	395,521

		9,045,617

	Telecommunication Services - 2.0%
85,691	AT&T, Inc.	3,209,128
13,577	CenturyLink, Inc.	241,806
56,934	Verizon Communications, Inc.	3,078,422

		6,529,356

	Utilities - 2.7%
9,216	AES Corp. (The)	106,537
3,225	Alliant Energy Corp.	128,194
3,386	Ameren Corp.	191,749
6,866	American Electric Power Co., Inc.	472,243
2,490	American Water Works Co., Inc.	207,093
6,014	CenterPoint Energy, Inc.	169,475
3,935	CMS Energy Corp.	176,091
4,328	Consolidated Edison, Inc.	347,798
8,982	Dominion Energy, Inc.	686,584
2,504	DTE Energy Co.	264,523
9,767	Duke Energy Corp.	766,709
4,546	Edison International	284,261
2,516	Entergy Corp.	197,984
4,423	Eversource Energy	279,047
13,398	Exelon Corp.	515,957
6,209	FirstEnergy Corp.	204,276
6,567	NextEra Energy, Inc.	1,040,344
4,701	NiSource, Inc.	116,021
4,197	NRG Energy, Inc.	109,164
7,157	PG&E Corp.	303,672
1,559	Pinnacle West Capital Corp.	124,642
9,534	PPL Corp.	303,849
7,063	Public Service Enterprise Group, Inc.	366,358
1,992	SCANA Corp.	80,955
3,505	Sempra Energy	375,105
14,006	Southern Co. (The)	631,811
4,405	WEC Energy Group, Inc.	283,241
7,087	Xcel Energy, Inc.	323,451

		9,057,134

	Total Common Stocks and Other Equity Interests (Cost $245,665,820)	336,338,972

	Money Market Fund - 0.1%
205,514	Invesco Premier U.S. Government Money Portfolio - Institutional Class, 1.22%(e) (Cost $205,514)	205,514

	Total Investments in Securities (Cost $245,871,334) - 101.4%	336,544,486
	Other assets less liabilities - (1.4)%	(4,729,138)

	Net Assets - 100.0%	$331,815,348

Investment Abbreviations:

REIT - Real Estate Investment Trust

Schedule of Investments(a)

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	A portion of the securities in the Fund are subject to covered call options written.
(c)	Non-income producing security.
(d)	Affiliated company. The Fund’s Adviser is a wholly-owned subsidiary of Invesco Ltd. and therefore, Invesco Ltd. is considered to be affiliated. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates (excluding affiliated money market funds) for the nine months ended January 31, 2018.

	Value April 30, 2017	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value January 31, 2018	Dividend Income
Invesco Ltd.	$216,218	$41,600	$(75,300)	$20,748	$1,952	$205,218	$5,477

(e)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of January 31, 2018.

Open Exchange-Traded Options Written - Equity Risk
Description	Type of Contract	Expiration Date	Exercise Price	Number of Contracts	Premiums Received	Notional Value*	Value	Unrealized Appreciation (Depreciation)
S&P 500 Index	Call	February - 2018	$2,805	1,190	$(3,105,541)	$333,795,000	$(4,783,800)	$(1,678,259)

*	Notional Value is calculated by multiplying the Number of Contracts by the Exercise Price by the multiplier.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

PowerShares S&P 500® Quality Portfolio (SPHQ)

January 31, 2018

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests - 100.0%
	Consumer Discretionary - 12.1%
110,883	Aptiv PLC	$10,520,579
94,613	Best Buy Co., Inc.	6,912,426
10,520	Chipotle Mexican Grill, Inc.(b)	3,416,475
38,134	Foot Locker, Inc.	1,874,286
84,709	Gap, Inc. (The)	2,815,727
36,460	Garmin Ltd.	2,294,792
38,417	Hasbro, Inc.	3,633,096
42,394	Leggett & Platt, Inc.	1,971,745
46,908	Michael Kors Holdings Ltd.(b)	3,095,928
428,617	NIKE, Inc., Class B	29,240,252
37,480	Nordstrom, Inc.	1,848,139
70,304	Omnicom Group, Inc.	5,388,802
18,260	Ralph Lauren Corp., Class A	2,087,301
157,570	Ross Stores, Inc.	12,982,192
30,244	Scripps Networks Interactive, Inc., Class A	2,661,170
593,267	Starbucks Corp.	33,703,498
109,558	Tapestry, Inc.	5,153,608
159,047	Target Corp.	11,963,515
254,346	TJX Cos., Inc. (The)	20,429,071
19,882	Ulta Beauty, Inc.(b)	4,415,792
99,763	VF Corp.	8,094,770

		174,503,164

	Consumer Staples - 15.1%
599,916	Altria Group, Inc.	42,198,091
59,695	Campbell Soup Co.	2,778,802
41,453	Clorox Co. (The)	5,873,476
144,013	Conagra Brands, Inc.	5,472,494
141,596	Costco Wholesale Corp.	27,592,813
82,432	Hormel Foods Corp.	2,829,891
743,362	Procter & Gamble Co. (The)	64,181,875
271,120	Walgreens Boots Alliance, Inc.	20,404,491
444,950	Walmart, Inc.	47,431,670

		218,763,603

	Energy - 1.7%
176,238	Baker Hughes a GE Co.	5,666,052
31,946	Cimarex Energy Co.	3,584,341
170,725	Devon Energy Corp.	7,062,893
77,034	Newfield Exploration Co.(b)	2,438,896
192,510	TechnipFMC PLC (United Kingdom)(b)	6,248,875

		25,001,057

	Financials - 4.4%
68,784	Ameriprise Financial, Inc.	11,603,861
123,610	Invesco Ltd.(c)	4,466,029
41,769	Raymond James Financial, Inc.	4,026,114
90,321	S&P Global, Inc.	16,357,133
483,295	U.S. Bancorp	27,615,476

		64,068,613

	Health Care - 14.2%
31,020	Align Technology, Inc.(b)	8,127,240
50,296	AmerisourceBergen Corp.	5,013,002
228,536	Baxter International, Inc.	16,461,448
559,077	Bristol-Myers Squibb Co.	34,998,220
239,147	Celgene Corp.(b)	24,192,111
67,514	Edwards Lifesciences Corp.(b)	8,545,922
49,597	Humana, Inc.	13,977,922
481,009	Johnson & Johnson	66,470,634
10,130	Mettler-Toledo International, Inc.(b)	6,840,384
39,237	Varian Medical Systems, Inc.(b)	5,002,717
93,949	Vertex Pharmaceuticals, Inc.(b)	15,677,270

		205,306,870

	Industrials - 23.5%
226,925	3M Co.	$56,844,712
35,269	Allegion PLC	3,037,014
141,248	Arconic, Inc.	4,245,915
197,924	Boeing Co. (The)	70,138,328
50,063	Cummins, Inc.	9,411,844
216,506	Delta Air Lines, Inc.	12,291,046
205,281	Emerson Electric Co.	14,827,447
63,086	Expeditors International of Washington, Inc.	4,097,436
89,667	Fastenal Co.	4,928,098
86,759	General Dynamics Corp.	19,302,142
2,829,663	General Electric Co.	45,755,651
100,945	Illinois Tool Works, Inc.	17,531,118
76,330	Ingersoll-Rand PLC	7,223,108
26,225	J.B. Hunt Transport Services, Inc.	3,168,767
37,485	Jacobs Engineering Group, Inc.	2,603,708
296,990	Johnson Controls International PLC	11,621,219
57,448	Northrop Grumman Corp.	19,562,767
101,467	Raytheon Co.	21,200,515
46,271	Robert Half International, Inc.	2,678,165
51,313	Verisk Analytics, Inc.(b)	5,133,866
15,820	W.W. Grainger, Inc.	4,266,021

		339,868,887

	Information Technology - 22.9%
27,461	ANSYS, Inc.(b)	4,439,071
173,050	Automatic Data Processing, Inc.	21,394,171
103,914	Cadence Design Systems, Inc.(b)	4,661,582
317,064	Corning, Inc.	9,898,738
28,748	F5 Networks, Inc.(b)	4,155,236
129,498	Intuit, Inc.	21,742,714
51,902	KLA-Tencor Corp.	5,698,839
381,859	Mastercard, Inc., Class A	64,534,171
128,403	Paychex, Inc.	8,763,505
632,627	QUALCOMM, Inc.	43,176,793
71,147	Red Hat, Inc.(b)	9,347,293
70,254	Skyworks Solutions, Inc.	6,829,391
378,205	Texas Instruments, Inc.	41,477,742
609,155	Visa, Inc., Class A	75,675,326
72,967	Xerox Corp.	2,490,364
95,543	Xilinx, Inc.	6,976,550

		331,261,486

	Materials - 4.4%
83,589	Air Products & Chemicals, Inc.	14,073,880
55,782	Albemarle Corp.	6,224,713
458,946	Freeport-McMoRan, Inc.(b)	8,949,447
113,899	LyondellBasell Industries NV, Class A	13,649,656
188,574	Newmont Mining Corp.	7,639,133
89,416	PPG Industries, Inc.	10,616,362
59,154	Sealed Air Corp.	2,800,942

		63,954,133

	Real Estate - 1.7%
92,491	CBRE Group, Inc., Class A(b)	4,225,914
129,590	Duke Realty Corp. REIT	3,422,472
154,141	HCP, Inc. REIT	3,711,715
48,956	Public Storage REIT	9,583,626
29,423	SL Green Realty Corp. REIT	2,957,600

		23,901,327

	Total Common Stocks and Other Equity Interests (Cost $1,250,121,613)	1,446,629,140

	Money Market Fund - 0.0%
263,128	Invesco Premier U.S. Government Money Portfolio - Institutional Class, 1.22%(d) (Cost $263,128)	263,128

	Total Investments in Securities (Cost $1,250,384,741) - 100.0%	1,446,892,268
	Other assets less liabilities - 0.0%	403,658

	Net Assets - 100.0%	$1,447,295,926

Investment Abbreviations:

REIT - Real Estate Investment Trust

Schedule of Investments(a)

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	Affiliated company. The Fund’s Adviser is a wholly-owned subsidiary of Invesco Ltd. and therefore, Invesco Ltd. is considered to be affiliated. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates (excluding affiliated money market funds) for the nine months ended January 31, 2018.

	Value April 30, 2017	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value January 31, 2018	Dividend Income
Invesco Ltd.	$—	$5,174,093	$(889,429)	$166,353	$15,012	$4,466,029	$67,601

(d)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of January 31, 2018.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

PowerShares Water Resources Portfolio (PHO)

January 31, 2018

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests - 100.1%
	Building Products - 5.5%
526,880	A.O. Smith Corp.	$35,185,046
466,070	Advanced Drainage Systems, Inc.	11,511,929

		46,696,975

	Chemicals - 7.9%
491,680	Ecolab, Inc.	67,694,502

	Commercial Services & Supplies - 2.3%
402,885	Tetra Tech, Inc.	20,023,384

	Construction & Engineering - 4.1%
280,227	Aegion Corp.(b)	7,028,093
207,561	Layne Christensen Co.(b)	2,799,998
156,531	Valmont Industries, Inc.	25,608,472

		35,436,563

	Electronic Equipment, Instruments & Components - 4.7%
216,578	Badger Meter, Inc.	10,439,060
408,181	Itron, Inc.(b)	29,878,849

		40,317,909

	Health Care Equipment & Supplies - 8.4%
708,238	Danaher Corp.	71,730,345

	Industrial Conglomerates - 8.2%
250,108	Roper Technologies, Inc.	70,177,804

	Life Sciences Tools & Services - 8.5%
338,944	Waters Corp.(b)	73,079,716

	Machinery - 28.1%
511,527	Energy Recovery, Inc.(b)(c)	3,954,104
253,274	Franklin Electric Co., Inc.	11,473,312
62,769	Gorman-Rupp Co. (The)	1,774,480
246,488	IDEX Corp.	35,366,098
117,034	Lindsay Corp.	10,440,603
217,533	Mueller Industries, Inc.	7,198,167
1,489,084	Mueller Water Products, Inc., Class A	17,318,047
469,569	Pentair PLC (United Kingdom)	33,574,183
1,340,873	Rexnord Corp.(b)	37,691,940
512,101	Toro Co. (The)	33,619,431
174,577	Watts Water Technologies, Inc., Class A	13,922,516
481,896	Xylem, Inc.	34,821,805

		241,154,686

	Trading Companies & Distributors - 8.2%
1,807,168	HD Supply Holdings, Inc.(b)	70,280,764

	Water Utilities - 14.2%
233,283	American States Water Co.	12,881,887
364,947	American Water Works Co., Inc.	30,352,642
655,686	Aqua America, Inc.	23,742,390
31,624	Artesian Resources Corp., Class A	1,175,780
202,895	California Water Service Group	8,257,827
3,050,663	Cia de Saneamento Basico do Estado de Sao Paulo ADR (Brazil)	34,594,518
50,083	Connecticut Water Service, Inc.	2,656,903
66,387	Consolidated Water Co. Ltd. (Cayman Islands)	889,586
52,078	Middlesex Water Co.	1,961,258

94,592	SJW Corp.	$5,660,385

		122,173,176

	Total Common Stocks and Other Equity Interests (Cost $615,234,991)	858,765,824

	Money Market Fund - 0.0%
306,462	Invesco Premier U.S. Government Money Portfolio - Institutional Class, 1.22%(d) (Cost $306,462)	306,462

	Total Investments in Securities (excluding investments purchased with cash collateral from securities on loan) (Cost $615,541,453) - 100.1%	859,072,286

	Investments Purchased with Cash Collateral from Securities on Loan
	Money Market Fund - 0.2%
2,083,755	Invesco Government & Agency Portfolio - Institutional Class, 1.24%(d)(e) (Cost $2,083,755)	2,083,755

	Total Investments in Securities (Cost $617,625,208) - 100.3%	861,156,041
	Other assets less liabilities - (0.3)%	(2,808,215)

	Net Assets - 100.0%	$858,347,826

Investment Abbreviations:

ADR - American Depositary Receipt

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at January 31, 2018.
(d)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of January 31, 2018.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

PowerShares WilderHill Clean Energy Portfolio (PBW)

January 31, 2018

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests - 100.0%
	Aerospace & Defense - 3.4%
56,741	Hexcel Corp.	$3,878,247

	Auto Components - 3.1%
110,648	Gentherm, Inc.(b)	3,540,736

	Automobiles - 2.9%
9,380	Tesla, Inc.(b)(c)	3,323,428

	Chemicals - 7.7%
19,553	Air Products & Chemicals, Inc.	3,292,139
23,597	Albemarle Corp.	2,633,189
51,163	Sociedad Quimica y Minera de Chile SA ADR (Chile)	2,884,570

		8,809,898

	Commercial Services & Supplies - 0.5%
275,565	Aqua Metals, Inc.(b)(c)	501,528

	Construction & Engineering - 9.3%
425,553	Ameresco, Inc., Class A(b)	3,702,311
100,894	MYR Group, Inc.(b)	3,418,289
91,248	Quanta Services, Inc.(b)	3,512,135

		10,632,735

	Electrical Equipment - 13.8%
162,552	American Superconductor Corp.(b)(c)	846,896
791,747	Ballard Power Systems, Inc. (Canada)(b)(c)	2,933,423
334,501	FuelCell Energy, Inc.(b)(c)	558,617
50,991	Hydrogenics Corp. (Canada)(b)(c)	453,820
83,989	LSI Industries, Inc.	666,873
1,472,250	Plug Power, Inc.(b)(c)	2,841,442
603,037	Sunrun, Inc.(b)(c)	3,817,224
175,931	TPI Composites, Inc.(b)	3,532,694

		15,650,989

	Electronic Equipment, Instruments & Components - 9.0%
52,921	Itron, Inc.(b)	3,873,817
539,881	Maxwell Technologies, Inc.(b)(c)	3,125,911
20,517	Universal Display Corp.	3,270,410

		10,270,138

	Independent Power & Renewable Electricity Producers - 13.8%
172,531	Atlantica Yield PLC (Spain)	3,636,954
55,447	Ormat Technologies, Inc.	3,885,726
166,360	Pattern Energy Group, Inc., Class A	3,430,343
388,381	Sky Solar Holdings Ltd. ADR (Hong Kong)(b)(c)	442,754
314,911	TerraForm Power, Inc., Class A	3,432,530
163,010	US Geothermal, Inc.(b)	876,994

		15,705,301

	Oil, Gas & Consumable Fuels - 2.6%
271,976	Renewable Energy Group, Inc.(b)(c)	2,910,143

	Semiconductors & Semiconductor Equipment - 33.9%
50,698	Advanced Energy Industries, Inc.(b)	3,606,149
56,957	Amtech Systems, Inc.(b)	571,279
207,243	Canadian Solar, Inc. (Canada)(b)(c)	3,193,615
95,446	Cree, Inc.(b)	3,293,841

65,627	Daqo New Energy Corp. ADR (China)(b)	$3,572,734
51,477	First Solar, Inc.(b)	3,457,710
489,514	Hanwha Q CELLS Co. Ltd. ADR (South Korea)(b)(c)	3,529,396
479,408	JA Solar Holdings Co. Ltd. ADR (China)(b)(c)	3,562,001
146,074	JinkoSolar Holding Co. Ltd. ADR (China)(b)(c)	3,245,764
94,886	SolarEdge Technologies, Inc.(b)	3,406,407
392,075	SunPower Corp.(b)(c)	3,109,155
243,543	Veeco Instruments, Inc.(b)	4,054,991

		38,603,042

	Total Common Stocks and Other Equity Interests (Cost $98,692,456)	113,826,185

	Money Market Fund - 0.1%
58,299	Invesco Premier U.S. Government Money Portfolio - Institutional Class, 1.22%(d) (Cost $58,299)	58,299

	Total Investments in Securities (excluding investments purchased with cash collateral from securities on loan) (Cost $98,750,755) - 100.1%	113,884,484

	Investments Purchased with Cash Collateral from Securities on Loan
	Money Market Fund - 22.2%
25,298,341	Invesco Government & Agency Portfolio - Institutional Class, 1.24%(d)(e) (Cost $25,298,341)	25,298,341

	Total Investments in Securities (Cost $124,049,096) - 122.3%	139,182,825
	Other assets less liabilities - (22.3)%	(25,348,208)

	Net Assets - 100.0%	$113,834,617

Investment Abbreviations:

ADR - American Depositary Receipt

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at January 31, 2018.
(d)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of January 31, 2018.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

PowerShares WilderHill Progressive Energy Portfolio (PUW)

January 31, 2018

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests - 100.0%
	Auto Components - 2.8%
14,873	Kandi Technologies Group, Inc. (China)(b)(c)	$89,238
8,804	Tenneco, Inc.	510,720

		599,958

	Automobiles - 2.2%
15,657	Tata Motors Ltd. ADR (India)(c)	484,741

	Building Products - 7.9%
8,990	A.O. Smith Corp.	600,352
12,591	Apogee Enterprises, Inc.	573,016
5,577	Owens Corning	518,494

		1,691,862

	Chemicals - 5.9%
6,450	FMC Corp.	589,079
10,798	Methanex Corp. (Canada)	679,734

		1,268,813

	Commercial Services & Supplies - 6.1%
21,038	CECO Environmental Corp.	95,302
35,903	Covanta Holding Corp.	587,014
23,769	Heritage-Crystal Clean, Inc.(c)	516,976
18,089	Hudson Technologies, Inc.(c)	113,599

		1,312,891

	Construction & Engineering - 3.0%
12,253	MasTec, Inc.(c)	654,310

	Electric Utilities - 5.9%
11,553	Avangrid, Inc.	562,862
300,492	Cia Energetica de Minas Gerais ADR (Brazil)(b)	700,146

		1,263,008

	Electrical Equipment - 12.9%
3,199	Acuity Brands, Inc.	494,054
6,562	Eaton Corp. PLC	551,011
7,906	Emerson Electric Co.	571,050
8,755	EnerSys	615,564
7,106	Regal Beloit Corp.	553,558

		2,785,237

	Electronic Equipment, Instruments & Components - 2.3%
15,874	Corning, Inc.	495,586

	Energy Equipment & Services - 3.1%
75,924	McDermott International, Inc.(c)	666,613

	Food & Staples Retailing - 3.2%
20,173	Andersons, Inc. (The)	687,899

	Independent Power & Renewable Electricity Producers - 2.8%
31,495	NRG Yield, Inc., Class C	595,255

	Machinery - 18.7%
12,452	Altra Industrial Motion Corp.	652,485
13,359	Chart Industries, Inc.(c)	662,206
9,141	ESCO Technologies, Inc.	558,972
32,823	Luxfer Holdings PLC (United Kingdom)	474,620

10,042	Lydall, Inc.(c)	$480,008
4,282	WABCO Holdings, Inc.(c)	661,098
7,104	Woodward, Inc.	550,702

		4,040,091

	Mortgage REITs - 2.5%
25,159	Hannon Armstrong Sustainable Infrastructure Capital, Inc. REIT	546,957

	Oil, Gas & Consumable Fuels - 20.7%
166,885	Chesapeake Energy Corp.(b)(c)	584,097
51,483	Clean Energy Fuels Corp.(c)	80,828
65,629	Cosan Ltd., Class A (Brazil)	752,108
21,065	Golar LNG Ltd. (Bermuda)(b)	574,864
38,359	Green Plains, Inc.	671,283
24,903	Pacific Ethanol, Inc.(c)	104,593
39,034	Range Resources Corp.	556,235
7,674	REX American Resources Corp.(c)	626,582
120,772	Southwestern Energy Co.(c)	512,073

		4,462,663

	Total Common Stocks and Other Equity Interests (Cost $17,718,803)	21,555,884

	Money Market Fund - 0.3%
54,098	Invesco Premier U.S. Government Money Portfolio - Institutional Class, 1.22%(d) (Cost $54,098)	54,098

	Total Investments in Securities (excluding investments purchased with cash collateral from securities on loan) (Cost $17,772,901) - 100.3%	21,609,982

	Investments Purchased with Cash Collateral from Securities on Loan
	Money Market Fund - 7.5%
1,607,389	Invesco Government & Agency Portfolio - Institutional Class, 1.24%(d)(e) (Cost $1,607,389)	1,607,389
	Total Investments in Securities (Cost $19,380,290) - 107.8%	23,217,371
	Other assets less liabilities - (7.8)%	(1,673,491)

	Net Assets - 100.0%	$21,543,880

Investment Abbreviations:

ADR - American Depositary Receipt

REIT - Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	All or a portion of this security was out on loan at January 31, 2018.
(c)	Non-income producing security.
(d)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of January 31, 2018.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

PowerShares BuyBack Achievers™ Portfolio (PKW)

January 31, 2018

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests - 100.0%
	Consumer Discretionary - 29.4%
39,972	AMC Networks, Inc., Class A(b)	$2,062,155
202	American Eagle Outfitters, Inc.	3,636
5,673	America’s Car-Mart, Inc.(b)	261,525
16,517	Asbury Automotive Group, Inc.(b)	1,199,960
72,394	AutoNation, Inc.(b)(c)	4,359,567
149	AutoZone, Inc.(b)	114,051
112,993	Bed Bath & Beyond, Inc.	2,607,878
231,937	Best Buy Co., Inc.	16,945,317
33,350	Big Lots, Inc.	2,027,013
16,371	BJ’s Restaurants, Inc.	618,005
72,415	Bloomin’ Brands, Inc.	1,595,302
23,149	Bridgepoint Education, Inc.(b)	178,942
36,727	Brinker International, Inc.(c)	1,334,659
182	Burlington Stores, Inc.(b)	22,151
75	CarMax, Inc.(b)	5,353
135	Carter’s, Inc.	16,240
18,468	Cato Corp. (The), Class A	219,400
287,677	CBS Corp., Class B	16,573,072
197,252	Charter Communications, Inc., Class A(b)	74,413,317
145	Children’s Place, Inc. (The)	21,721
12,239	Churchill Downs, Inc.(c)	3,169,901
10,901	Citi Trends, Inc.	256,283
55,276	Crocs, Inc.(b)	746,779
11	Dana, Inc.	363
16,836	Del Frisco’s Restaurant Group, Inc.(b)	294,630
51,796	Denny’s Corp.(b)	776,422
19,419	Dillard’s, Inc., Class A(c)	1,311,948
173	Dollar General Corp.	17,840
34,699	Domino’s Pizza, Inc.	7,524,478
96,167	Foot Locker, Inc.	4,726,608
87	Gaia, Inc.(b)	1,040
1,126,975	General Motors Co.	47,795,010
195,440	Goodyear Tire & Rubber Co. (The)	6,805,221
138	Groupon, Inc., Class A(b)	730
175	Harley-Davidson, Inc.(c)	8,480
15,145	Hibbett Sports, Inc.(b)	342,277
37,118	Hyatt Hotels Corp., Class A(b)	3,017,693
98,422	ILG, Inc.	3,091,435
122	iRobot Corp.(b)(c)	10,828
23,353	Jack in the Box, Inc.	2,124,889
63	Kohl’s Corp.	4,081
158	La Quinta Holdings, Inc.(b)	3,149
150	Lear Corp.	28,971
19,009	Lithia Motors, Inc., Class A	2,375,365
289,265	Marriott International, Inc., Class A	42,620,305
11	Marriott Vacations Worldwide Corp.	1,676
90	McDonald’s Corp.	15,403
120,662	Michael Kors Holdings Ltd.(b)	7,963,692
143,806	Michaels Cos., Inc. (The)(b)	3,864,067
27,608	Murphy USA, Inc.(b)	2,355,238
33	Nordstrom, Inc.	1,627
67,462	O’Reilly Automotive, Inc.(b)	17,856,517
27,803	Papa John’s International, Inc.(c)	1,804,137
233,239	PulteGroup, Inc.	7,423,997
65	Red Robin Gourmet Burgers, Inc.(b)	3,422

16,908	RH(b)	$1,589,183
8	Ruth’s Hospitality Group, Inc.	190
100,779	Sally Beauty Holdings, Inc.(b)	1,673,939
13,450	Shoe Carnival, Inc.	307,333
48,014	Signet Jewelers Ltd.(c)	2,539,941
49	Sirius XM Holdings, Inc.(c)	299
66,477	Six Flags Entertainment Corp.	4,491,186
31,593	Sleep Number Corp.(b)	1,189,161
31,935	Sonic Corp.(c)	825,200
15	Sotheby’s(b)	791
13,828	Sturm Ruger & Co., Inc.	732,193
135	Target Corp.	10,155
42,988	Tempur Sealy International, Inc.(b)	2,563,804
40,931	Tenneco, Inc.	2,374,407
121,530	Toll Brothers, Inc.	5,660,867
28,229	TopBuild Corp.(b)	2,160,648
119,356	TRI Pointe Group, Inc.(b)	1,946,696
26,658	tronc, Inc.(b)	543,823
84	Twenty-First Century Fox, Inc., Class A	3,100
85,886	Urban Outfitters, Inc.(b)	2,929,571
24,674	Visteon Corp.(b)	3,209,594
653,980	Walt Disney Co. (The)	71,068,007
215	Wendy’s Co. (The)	3,479
3,032	Winmark Corp.	406,288
80,394	Wyndham Worldwide Corp.	9,979,307
267,376	Yum! Brands, Inc.	22,617,336
31	Zumiez, Inc.(b)	643

		431,750,907

	Consumer Staples - 15.8%
6,874	Boston Beer Co., Inc. (The), Class A(b)	1,305,029
317,891	Conagra Brands, Inc.	12,079,858
803,802	CVS Health Corp.	63,251,180
69,184	Herbalife Ltd.(b)	5,741,580
699,287	Kroger Co. (The)	21,230,353
171	Monster Beverage Corp.(b)	11,667
765,230	Procter & Gamble Co. (The)	66,069,958
105,580	Sprouts Farmers Market, Inc.(b)	2,948,850
786,013	Walgreens Boots Alliance, Inc.	59,155,338

		231,793,813

	Energy - 1.8%
387,514	Marathon Petroleum Corp.	26,843,095
140	Renewable Energy Group, Inc.(b)	1,498
121	Valero Energy Corp.	11,612

		26,856,205

	Financials - 29.4%
350,838	Ally Financial, Inc.	10,444,447
688,683	American Express Co.	68,455,090
713,250	American International Group, Inc.	45,590,940
117,370	Ameriprise Financial, Inc.	19,800,319
23	ARMOUR Residential REIT, Inc. REIT	538
42,695	Assurant, Inc.	3,905,739
93,190	Assured Guaranty Ltd.	3,316,632
65,980	Axis Capital Holdings Ltd.	3,333,969
20	Capital One Financial Corp.	2,079
104,143	CIT Group, Inc.	5,279,009
944,891	Citigroup, Inc.	74,155,046
194	Clifton Bancorp, Inc.	3,168
56	CNO Financial Group, Inc.	1,377
15,321	Credit Acceptance Corp.(b)	5,051,487
288,312	Discover Financial Services	23,007,298
16	E*TRADE Financial Corp.(b)	843
191	Everest Re Group Ltd.	43,892
10,357	Federated National Holding Co.	153,594
559,820	Fifth Third Bancorp	18,530,042
43	Franklin Resources, Inc.	1,824
35,766	Gain Capital Holdings, Inc.	261,092
275,983	Goldman Sachs Group, Inc. (The)	73,933,086

Schedule of Investments(a)

20,838	Greenhill & Co., Inc.	$386,545
283,027	Hartford Financial Services Group, Inc. (The)	16,630,667
19,360	Heritage Insurance Holdings, Inc.	329,701
64,281	Kearny Financial Corp.	887,078
72,945	Legg Mason, Inc.	3,108,916
75	Lincoln National Corp.	6,210
146	LPL Financial Holdings, Inc.	8,710
72,818	MBIA, Inc.(b)(c)	534,484
196	MSCI, Inc., Class A	27,289
10	MTGE Investment Corp. REIT	170
143	National Bank Holdings Corp., Class A	4,753
120	Nationstar Mortgage Holdings, Inc.(b)	2,129
208,678	Navient Corp.	2,973,661
187	Nelnet, Inc., Class A	9,745
25,824	PHH Corp.(b)	231,641
12	Primerica, Inc.	1,212
126	Regional Management Corp.(b)	3,573
920,341	Regions Financial Corp.	17,698,157
620,921	Synchrony Financial	24,638,145
109	Synovus Financial Corp.	5,493
123	Travelers Cos., Inc. (The)	18,440
210	Virtus Investment Partners, Inc.	26,880
142,614	Voya Financial, Inc.	7,403,093
2,975	White Mountains Insurance Group Ltd.	2,498,703

		432,706,906

	Health Care - 8.4%
145,433	DaVita, Inc.(b)	11,349,591
449,370	Express Scripts Holding Co.(b)	35,581,117
11	Gilead Sciences, Inc.	922
280,911	HCA Healthcare, Inc.(b)	28,416,957
243	Innoviva, Inc.(b)	3,545
165,021	Iqvia Holdings, Inc.(b)	16,863,496
200	Magellan Health, Inc.(b)	19,920
165,407	McKesson Corp.	27,933,934
28,111	Medpace Holdings, Inc.(b)	1,032,517
24,718	Natus Medical, Inc.(b)	767,494
189	Orthofix International NV(b)	10,856
122,455	PDL BioPharma, Inc.(b)	337,976
10,557	Providence Service Corp. (The)(b)	679,132

		122,997,457

	Industrials - 5.0%
32	Aegion Corp.(b)	803
202	AGCO Corp.	14,669
39	Air Transport Services Group, Inc.(b)	969
112,475	Allison Transmission Holdings, Inc.	4,975,894
379,649	American Airlines Group, Inc.	20,622,534
64,601	Avis Budget Group, Inc.(b)	2,904,461
34,949	Babcock & Wilcox Enterprises, Inc.(b)(c)	227,168
208	Boeing Co. (The)	73,709
260	BWX Technologies, Inc.	16,494
29,924	Continental Building Products, Inc.(b)	851,338
268	CRA International, Inc.	12,443
70	Cummins, Inc.	13,160
253	Delta Air Lines, Inc.	14,363
91	Echo Global Logistics, Inc.(b)	2,657
77	Franklin Covey Co.(b)	2,218
30,115	FTI Consulting, Inc.(b)	1,309,099
158	GATX Corp.	11,240
61	Griffon Corp.	1,223
147,320	HD Supply Holdings, Inc.(b)	5,729,275
237	Hertz Global Holdings, Inc.(b)	5,434
33	Hub Group, Inc., Class A(b)	1,586
316,489	IHS Markit Ltd.(b)	15,106,020
29	Insperity, Inc.	1,776
47,804	Interface, Inc.	1,192,710
106	Kforce, Inc.	2,751

265	Lincoln Electric Holdings, Inc.	$25,856
213	ManpowerGroup, Inc.	27,986
53,079	NCI Building Systems, Inc.(b)	979,308
64	Quanta Services, Inc.(b)	2,463
24,893	Resources Connection, Inc.	407,001
36	RPX Corp.	505
217	Southwest Airlines Co.	13,194
126	Spirit AeroSystems Holdings, Inc., Class A	12,897
66,726	Terex Corp.	3,137,456
11	Timken Co. (The)	578
235,052	United Continental Holdings, Inc.(b)	15,941,227
181	United Rentals, Inc.(b)	32,781
228	United Technologies Corp.	31,466
4	W.W. Grainger, Inc.	1,079
251	Wabash National Corp.	6,483
15	Willis Lease Finance Corp.(b)	405

		73,714,679

	Information Technology - 7.3%
258	Alliance Data Systems Corp.	66,218
187	Applied Materials, Inc.	10,029
57,551	Aspen Technology, Inc.(b)	4,457,325
95,946	Avnet, Inc.	4,077,705
9	Care.com, Inc.(b)	165
109,125	CDK Global, Inc.	7,779,521
73	CDW Corp.	5,460
685,374	Corning, Inc.	21,397,376
49	DST Systems, Inc.	4,085
828,780	eBay, Inc.(b)	33,631,892
261	ePlus, Inc.(b)	20,149
223	F5 Networks, Inc.(b)	32,232
41	Fiserv, Inc.(b)	5,775
99	Genpact Ltd.	3,360
247	GSI Technology, Inc.(b)	1,983
135	Integrated Device Technology, Inc.(b)	4,037
202	Kimball Electronics, Inc.(b)	3,737
136	Motorola Solutions, Inc.	13,527
176	NetApp, Inc.	10,824
109	Nuance Communications, Inc.(b)	1,941
193	Rambus, Inc.(b)	2,438
152	ScanSource, Inc.(b)	5,198
96,003	Teradata Corp.(b)	3,888,122
61,761	Ubiquiti Networks, Inc.(b)	4,982,260
78,207	VeriSign, Inc.(b)(c)	8,987,548
364,410	Western Union Co. (The)	7,576,084
128,961	Worldpay, Inc., Class A(b)	10,356,858

		107,325,849

	Materials - 1.3%
36	Carpenter Technology Corp.	1,850
107,616	Celanese Corp., Series A	11,639,747
13,412	Kaiser Aluminum Corp.	1,478,539
143,122	Sealed Air Corp.	6,776,827
33	Summit Materials, Inc., Class A(b)	1,054

		19,898,017

	Real Estate - 1.6%
106,807	Realogy Holdings Corp.	2,938,260
93,260	SBA Communications Corp. REIT(b)	16,273,870
361,716	Spirit Realty Capital, Inc. REIT	2,955,220
52,620	St. Joe Co. (The)(b)	989,256

		23,156,606

	Telecommunication Services - 0.0%
54	General Communication, Inc., Class A(b)	2,264

	Total Common Stocks and Other Equity Interests (Cost $1,364,452,872)	1,470,202,703

Schedule of Investments(a)

	Money Market Fund - 0.1%
1,096,079	Invesco Premier U.S. Government Money Portfolio - Institutional Class, 1.22%(d) (Cost $1,096,079)	$1,096,079

	Total Investments in Securities (excluding investments purchased with cash collateral from securities on loan) (Cost $1,365,548,951) - 100.1%	1,471,298,782

	Investments Purchased with Cash Collateral from Securities on Loan
	Money Market Fund - 2.0%
29,295,226	Invesco Government & Agency Portfolio - Institutional Class, 1.24%(d)(e) (Cost $29,295,226)	29,295,226

	Total Investments in Securities (Cost $1,394,844,177) - 102.1%	1,500,594,008
	Other assets less liabilities - (2.1)%	(30,220,372)

	Net Assets - 100.0%	$1,470,373,636

Investment Abbreviations:

REIT - Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at January 31, 2018.
(d)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of January 31, 2018.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.

The Fund’s Adviser and Invesco Mortgage Capital, Inc. REIT are wholly-owned subsidiaries of Invesco Ltd. and therefore, Invesco Ltd. and Invesco Mortgage Capital, Inc. REIT are considered to be affiliated. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates (excluding affiliated money market funds) for the nine months ended January 31, 2018.

	Value April 30, 2017	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value January 31, 2018	Dividend Income
Invesco Mortgage Capital, Inc. REIT*	$1,140,509	$744,245	$(1,866,639)	$(119,401)	$101,286	$—	$81,533

*	At January 31, 2018, this security was no longer held.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

PowerShares Dividend Achievers™ Portfolio (PFM)

January 31, 2018

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests - 100.0%
	Consumer Discretionary - 7.8%
2,995	Aaron’s, Inc.	$122,466
12,706	Best Buy Co., Inc.	928,300
2,957	Columbia Sportswear Co.	220,799
1,016	Cracker Barrel Old Country Store, Inc.(b)	179,304
16,514	Gap, Inc. (The)	548,925
6,227	Genuine Parts Co.	648,044
5,303	Hasbro, Inc.	501,505
1,035	International Speedway Corp., Class A	48,024
2,028	John Wiley & Sons, Inc., Class A	128,575
5,578	Leggett & Platt, Inc.	259,433
35,484	Lowe’s Cos., Inc.	3,716,239
33,941	McDonald’s Corp.	5,808,663
1,674	Meredith Corp.	110,718
1,387	Monro, Inc.	78,365
55,487	NIKE, Inc., Class B	3,785,323
2,663	Polaris Industries, Inc.	300,946
16,376	Ross Stores, Inc.	1,349,219
23,085	Target Corp.	1,736,454
5,278	Tiffany & Co.	562,899
26,853	TJX Cos., Inc. (The)	2,156,833
16,782	VF Corp.	1,361,691
3,601	Williams-Sonoma, Inc.	184,479
14,312	Yum! Brands, Inc.	1,210,652

		25,947,856

	Consumer Staples - 21.1%
81,250	Altria Group, Inc.	5,715,125
1,202	Andersons, Inc. (The)	40,988
23,751	Archer-Daniels-Midland Co.	1,020,105
9,140	Brown-Forman Corp., Class B	633,402
5,996	Bunge Ltd.	476,262
1,604	Casey’s General Stores, Inc.	194,260
10,614	Church & Dwight Co., Inc.	518,494
5,476	Clorox Co. (The)	775,894
181,329	Coca-Cola Co. (The)	8,629,447
37,292	Colgate-Palmolive Co.	2,768,558
18,596	Costco Wholesale Corp.	3,623,803
43,021	CVS Health Corp.	3,385,323
8,870	Flowers Foods, Inc.	173,941
24,137	General Mills, Inc.	1,411,773
22,416	Hormel Foods Corp.	769,541
790	J & J Snack Foods Corp.	109,368
4,824	JM Smucker Co. (The)	612,117
14,672	Kellogg Co.	999,310
14,939	Kimberly-Clark Corp.	1,747,863
37,777	Kroger Co. (The)	1,146,910
1,162	Lancaster Colony Corp.	149,201
5,089	McCormick & Co., Inc.	553,531
2,228	Nu Skin Enterprises, Inc., Class A	160,060
60,539	PepsiCo, Inc.	7,282,842
107,941	Procter & Gamble Co. (The)	9,319,626
22,129	Sysco Corp.	1,391,250
1,610	Tootsie Roll Industries, Inc.(b)	57,638
1,063	Universal Corp.	51,024
5,720	Vector Group Ltd.	121,836
42,059	Walgreens Boots Alliance, Inc.	3,165,360
127,104	Walmart, Inc.	13,549,286

		70,554,138

	Energy - 10.0%
6,247	Buckeye Partners LP	$336,838
80,825	Chevron Corp.	10,131,414
13,816	Enbridge Energy Partners LP	199,779
45,832	Energy Transfer Equity LP	838,726
49,073	Energy Transfer Partners LP	983,423
91,423	Enterprise Products Partners LP	2,525,103
153,418	Exxon Mobil Corp.	13,393,391
5,185	Genesis Energy LP	119,411
4,627	Helmerich & Payne, Inc.(b)	333,283
2,722	Holly Energy Partners LP(b)	85,444
9,684	Magellan Midstream Partners LP	691,341
224	NACCO Industries, Inc., Class A	9,419
32,499	Occidental Petroleum Corp.	2,436,450
16,284	ONEOK, Inc.	958,476
2,957	TC PipeLines LP	161,570
685	TransMontaigne Partners LP	27,112

		33,231,180

	Financials - 5.9%
1,098	1st Source Corp.	57,414
16,697	Aflac, Inc.	1,472,675
3,772	American Equity Investment Life Holding Co.	124,476
3,757	American Financial Group, Inc.	425,818
6,282	Ameriprise Financial, Inc.	1,059,773
8,294	AmTrust Financial Services, Inc.	111,306
2,277	Assurant, Inc.	208,300
3,519	Axis Capital Holdings Ltd.	177,815
1,349	BancFirst Corp.	75,207
5,424	Bank of The Ozarks	270,929
2,770	BOK Financial Corp.	267,831
5,938	Brown & Brown, Inc.	311,626
19,715	Chubb Ltd.	3,078,497
6,983	Cincinnati Financial Corp.	536,993
4,515	Commerce Bancshares, Inc.	264,173
2,142	Community Bank System, Inc.	114,169
749	Community Trust Bancorp, Inc.	35,428
2,693	Cullen/Frost Bankers, Inc.	286,562
4,950	Eaton Vance Corp.	286,110
1,954	Erie Indemnity Co., Class A	232,057
1,918	FactSet Research Systems, Inc.	384,924
23,524	Franklin Resources, Inc.	997,653
1,798	Hanover Insurance Group, Inc. (The)	203,444
463	Infinity Property & Casualty Corp.	46,879
17,294	Invesco Ltd.(c)	624,832
2,341	Mercury General Corp.	114,592
11,161	Old Republic International Corp.	239,850
14,756	People’s United Financial, Inc.	290,251
2,940	Prosperity Bancshares, Inc.	222,852
1,695	RenaissanceRe Holdings Ltd. (Bermuda)	215,502
1,865	RLI Corp.	119,845
10,830	S&P Global, Inc.	1,961,313
6,705	SEI Investments Co.	503,881
1,246	Southside Bancshares, Inc.	42,775
10,291	T. Rowe Price Group, Inc.	1,148,784
644	Tompkins Financial Corp.	53,046
4,918	Torchmark Corp.	446,800
11,624	Travelers Cos., Inc. (The)	1,742,670
2,110	UMB Financial Corp.	160,740
4,443	United Bankshares, Inc.	163,502
5,182	W.R. Berkley Corp.	378,182
1,115	Westamerica Bancorporation(b)	66,198
376	Westwood Holdings Group, Inc.	24,617

		19,550,291

Schedule of Investments(a)

	Health Care - 9.0%
74,141	Abbott Laboratories	$4,608,605
9,262	AmerisourceBergen Corp.	923,144
79	Atrion Corp.	45,457
9,682	Becton, Dickinson and Co.	2,352,145
13,361	Cardinal Health, Inc.	959,186
91,710	Johnson & Johnson	12,673,405
57,690	Medtronic PLC	4,954,994
643	National Healthcare Corp.	40,104
2,592	Owens & Minor, Inc.	54,587
5,983	Perrigo Co. PLC	542,179
15,894	Stryker Corp.	2,612,656
3,162	West Pharmaceutical Services, Inc.	316,832

		30,083,294

	Industrials - 17.5%
25,360	3M Co.	6,352,680
6,219	A.O. Smith Corp.	415,305
2,757	ABM Industries, Inc.	104,849
2,032	Brady Corp., Class A	77,724
5,922	C.H. Robinson Worldwide, Inc.	541,626
2,641	Carlisle Cos., Inc.	301,629
25,343	Caterpillar, Inc.	4,125,334
4,515	Cintas Corp.	760,552
37,956	CSX Corp.	2,154,762
7,048	Cummins, Inc.	1,325,024
5,537	Donaldson Co., Inc.	280,504
6,616	Dover Corp.	702,685
27,257	Emerson Electric Co.	1,968,773
7,565	Expeditors International of Washington, Inc.	491,347
12,205	Fastenal Co.	670,787
11,388	FedEx Corp.	2,989,122
1,972	Franklin Electric Co., Inc.	89,332
12,681	General Dynamics Corp.	2,821,269
1,105	Gorman-Rupp Co. (The)	31,238
7,169	Graco, Inc.	335,509
5,062	Harris Corp.	806,782
3,101	Healthcare Services Group, Inc.	171,113
14,550	Illinois Tool Works, Inc.	2,526,898
3,724	ITT, Inc.	208,544
4,661	J.B. Hunt Transport Services, Inc.	563,189
3,319	L3 Technologies, Inc.	705,155
2,783	Lincoln Electric Holdings, Inc.	271,537
453	Lindsay Corp.	40,412
12,213	Lockheed Martin Corp.	4,333,783
1,360	Matthews International Corp., Class A	76,160
1,017	McGrath RentCorp	48,613
1,609	MSA Safety, Inc.	126,001
1,885	MSC Industrial Direct Co., Inc., Class A	176,964
2,461	Nordson Corp.	353,695
7,393	Northrop Grumman Corp.	2,517,538
12,277	Raytheon Co.	2,565,156
1,875	Regal Beloit Corp.	146,063
14,194	Republic Services, Inc.	976,547
5,340	Robert Half International, Inc.	309,079
9,286	Rollins, Inc.	458,171
4,347	Roper Technologies, Inc.	1,219,725
2,241	Ryder System, Inc.	195,034
6,513	Stanley Black & Decker, Inc.	1,082,656
756	Tennant Co.	50,954
4,591	Toro Co. (The)	301,399
33,530	Union Pacific Corp.	4,476,255
34,019	United Technologies Corp.	4,694,962
2,420	W.W. Grainger, Inc.	652,577
18,441	Waste Management, Inc.	1,630,738

		58,225,751

	Information Technology - 12.2%
26,187	Accenture PLC, Class A	$4,208,251
15,656	Analog Devices, Inc.	1,438,473
18,835	Automatic Data Processing, Inc.	2,328,571
1,232	Badger Meter, Inc.	59,382
520	Cass Information Systems, Inc.	30,134
39,415	International Business Machines Corp.	6,452,236
3,286	Jack Henry & Associates, Inc.	409,633
11,954	Maxim Integrated Products, Inc.	729,194
9,934	Microchip Technology, Inc.	945,915
151,808	Microsoft Corp.	14,423,278
62,797	QUALCOMM, Inc.	4,285,895
41,977	Texas Instruments, Inc.	4,603,618
10,658	Xilinx, Inc.	778,247

		40,692,827

	Materials - 3.2%
9,285	Air Products & Chemicals, Inc.	1,563,315
4,693	Albemarle Corp.	523,692
2,636	AptarGroup, Inc.	230,439
3,843	Bemis Co., Inc.	179,622
1,432	Compass Minerals International, Inc.	104,393
12,270	Ecolab, Inc.	1,689,333
2,130	H.B. Fuller Co.	110,440
452	Hawkins, Inc.	15,956
3,362	International Flavors & Fragrances, Inc.	505,309
502	NewMarket Corp.	199,590
13,502	Nucor Corp.	904,094
10,807	PPG Industries, Inc.	1,283,115
2,770	Royal Gold, Inc.	246,530
5,688	RPM International, Inc.	296,914
1,840	Sensient Technologies Corp.	132,204
3,971	Sherwin-Williams Co. (The)	1,656,344
4,670	Silgan Holdings, Inc.	139,586
4,206	Sonoco Products Co.	228,428
954	Stepan Co.	74,813
5,483	Westlake Chemical Corp.	617,386

		10,701,503

	Real Estate - 1.6%
8,725	Digital Realty Trust, Inc. REIT	976,764
3,740	Equity LifeStyle Properties, Inc. REIT	322,837
2,805	Essex Property Trust, Inc. REIT	653,509
3,093	Federal Realty Investment Trust REIT	373,634
19,926	HCP, Inc. REIT	479,818
1,758	National Health Investors, Inc. REIT	123,992
6,481	National Retail Properties, Inc. REIT	257,166
8,381	Omega Healthcare Investors, Inc. REIT(b)	226,622
11,967	Realty Income Corp. REIT	636,525
4,000	Tanger Factory Outlet Centers, Inc. REIT(b)	100,720
582	Universal Health Realty Income Trust REIT	38,732
1,258	Urstadt Biddle Properties, Inc., Class A REIT	24,430
15,729	Welltower, Inc. REIT	943,268
4,553	WP Carey, Inc. REIT	295,080

		5,453,097

	Telecommunication Services - 5.8%
261,204	AT&T, Inc.	9,782,090
4,381	Telephone & Data Systems, Inc.	120,171
173,601	Verizon Communications, Inc.	9,386,606

		19,288,867

	Utilities - 5.9%
9,854	Alliant Energy Corp.	391,696
1,553	American States Water Co.	85,757
3,934	AmeriGas Partners LP(b)	185,842
7,570	Aqua America, Inc.	274,110
4,514	Atmos Energy Corp.	374,211
2,264	Black Hills Corp.	125,765
2,032	California Water Service Group	82,702
18,306	CenterPoint Energy, Inc.	515,863

Schedule of Investments(a)

692	Chesapeake Utilities Corp.	$50,862
511	Connecticut Water Service, Inc.	27,109
13,168	Consolidated Edison, Inc.	1,058,180
27,330	Dominion Energy, Inc.	2,089,105
29,727	Duke Energy Corp.	2,333,569
13,837	Edison International	865,228
13,458	Eversource Energy	849,065
8,263	MDU Resources Group, Inc.	218,804
1,467	MGE Energy, Inc.	87,727
692	Middlesex Water Co.	26,061
3,622	National Fuel Gas Co.	201,927
3,676	New Jersey Resources Corp.	142,629
19,977	NextEra Energy, Inc.	3,164,756
1,215	Northwest Natural Gas Co.	69,680
2,057	NorthWestern Corp.	111,777
8,511	OGE Energy Corp.	274,054
3,770	Portland General Electric Co.	159,660
29,238	PPL Corp.	931,815
6,035	SCANA Corp.	245,262
868	SJW Corp.	51,941
3,366	South Jersey Industries, Inc.	99,095
42,623	Southern Co. (The)	1,922,724
2,020	Southwest Gas Holdings, Inc.	148,632
2,043	Spire, Inc.	135,860
7,369	UGI Corp.	337,279
3,513	Vectren Corp.	212,993
13,402	WEC Energy Group, Inc.	861,749
21,564	Xcel Energy, Inc.	984,181
545	York Water Co. (The)	17,249

		19,714,919

	Total Investments in Securities
	(excluding investments purchased with cash collateral from securities on loan)
	(Cost $230,789,262) - 100.0%	333,443,723

	Investments Purchased with Cash Collateral from Securities on Loan
	Money Market Fund - 0.3%
1,142,834	Invesco Government & Agency Portfolio - Institutional Class, 1.24%(d)(e) (Cost $1,142,834)	1,142,834

	Total Investments in Securities (Cost $231,932,096) - 100.3%	334,586,557
	Other assets less liabilities - (0.3)%	(1,138,122)

	Net Assets - 100.0%	$333,448,435

Investment Abbreviations:

REIT - Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	All or a portion of this security was out on loan at January 31, 2018.
(c)	Affiliated company. The Fund’s Adviser is a wholly-owned subsidiary of Invesco Ltd. and therefore, Invesco Ltd. is considered to be affiliated. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates (excluding affiliated money market funds) for the nine months ended January 31, 2018.

	Value April 30, 2017	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value January 31, 2018	Dividend Income
Invesco Ltd.	$597,565	$24,540	$(53,579)	$52,414	$3,892	$624,832	$15,329

(d)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of January 31, 2018.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

PowerShares Financial Preferred Portfolio (PGF)

January 31, 2018

(Unaudited)

Number of Shares		Value

	Preferred Stocks - 99.5%
	Banks - 69.3%
795,190	Bank of America Corp., 6.00%, Series EE	$20,555,662
1,068,982	Bank of America Corp., 6.20%, Series CC	28,103,537
509,597	Bank of America Corp., 6.20%, Series D	13,035,491
75,493	Bank of America Corp., 6.38%, Series 3	1,935,641
1,067,787	Bank of America Corp., 6.50%, Series Y	27,901,274
1,257,845	Bank of America Corp., 6.63%, Series W	33,093,902
2,034,781	Barclays Bank PLC, 8.13%, Series 5 (United Kingdom)(b)	53,372,306
61,760	BB&T Corp., 5.20%, Series G(b)	1,512,502
416,703	BB&T Corp., 5.63%	10,763,438
1,845,980	BB&T Corp., 5.63%, Series E	45,891,063
447,143	BB&T Corp., 5.85%	11,308,246
334,813	Citigroup, Inc., 5.80%, Series C	8,387,066
807,459	Citigroup, Inc., 6.30%, Series S	21,405,738
1,185,658	Citigroup, Inc., 6.88%, Series K	33,435,556
923,897	Citigroup, Inc., 7.13%, Series J(b)	26,090,851
410,643	Fifth Third Bancorp, 6.63%, Series I(b)	11,612,984
4,380,524	HSBC Holdings PLC, 8.00%, Series 2 (United Kingdom)(b)	116,609,549
1,392,115	HSBC Holdings PLC, 8.13% (United Kingdom)(b)	37,308,682
513,855	Huntington Bancshares, Inc., 6.25%, Series D	13,730,206
707,514	ING Groep NV, 6.13% (Netherlands)	17,985,006
1,435,498	ING Groep NV, 6.38% (Netherlands)	36,691,329
759,822	JPMorgan Chase & Co., 5.45%, Series P	18,851,184
1,174,835	JPMorgan Chase & Co., 6.10%, Series AA(b)	30,310,743
1,266,489	JPMorgan Chase & Co., 6.13%, Series Y	32,536,102
1,425,047	JPMorgan Chase & Co., 6.15%, Series BB(b)	36,694,960
125,593	JPMorgan Chase & Co., 6.30%, Series W	3,236,532
619,552	JPMorgan Chase & Co., 6.70%, Series T	16,145,525
453,921	KeyCorp, 6.13%, Series E	12,825,538
206,658	People’s United Financial, Inc., 5.63%, Series A	5,373,108
1,682,722	PNC Financial Services Group, Inc. (The), 6.13%, Series P(b)	46,560,918
416,249	Regions Financial Corp., 6.38%, Series A	10,606,025
464,098	Regions Financial Corp., 6.38%, Series B	12,758,054
466,930	Royal Bank of Scotland Group PLC, 6.60%, Series S (United Kingdom)	12,000,101
415,012	SunTrust Banks, Inc., 5.88%, Series E	10,512,254
734,153	U.S. Bancorp, 5.15%, Series H	18,023,456
1,088,095	U.S. Bancorp, 6.50%, Series F	30,161,993
941,610	Wells Fargo & Co., 5.20%(b)	23,012,948
447,136	Wells Fargo & Co., 5.25%, Series P(b)	10,932,475
1,121,676	Wells Fargo & Co., 5.50%, Series X	27,761,481
630,163	Wells Fargo & Co., 5.63%, Series Y	15,823,393
919,949	Wells Fargo & Co., 5.70%, Series W	23,182,715
1,480,362	Wells Fargo & Co., 5.85%, Series Q	39,229,593
533,089	Wells Fargo & Co., 6.00%, Series T	13,700,387
830,242	Wells Fargo & Co., 6.00%, Series V	21,611,199
394,178	Wells Fargo & Co., 6.63%	11,084,285
1,916,343	Wells Fargo & Co., 8.00%, Series J	49,384,159

		1,103,049,157

	Capital Markets - 16.1%
535,123	Bank of New York Mellon Corp. (The), 5.20%(b)	$12,982,084
647,798	Charles Schwab Corp. (The), 5.95%, Series D	17,043,565
542,365	Charles Schwab Corp. (The), 6.00%, Series C	14,226,234
1,022,536	Goldman Sachs Group, Inc. (The), 5.50%, Series J	26,637,063
361,548	Goldman Sachs Group, Inc. (The), 6.20%, Series B(b)	9,150,780
467,820	Goldman Sachs Group, Inc. (The), 6.30%, Series N(b)	12,369,161
649,535	Goldman Sachs Group, Inc. (The), 6.38%, Series K(b)	17,959,643
633,275	Morgan Stanley, 5.85%, Series K	16,560,141
541,564	Morgan Stanley, 6.38%, Series I	14,660,138
326,879	Morgan Stanley, 6.63%, Series G	8,508,660
667,979	Morgan Stanley, 6.88%, Series F	18,743,491
650,474	Morgan Stanley, 7.13%, Series E(b)	18,505,985
355,797	Northern Trust Corp., 5.85%, Series C(b)	9,343,229
591,972	State Street Corp., 5.25%, Series C(b)	14,461,876
373,052	State Street Corp., 5.35%, Series G	9,811,268
816,165	State Street Corp., 5.90%, Series D(b)	21,832,414
518,887	State Street Corp., 6.00%, Series E	13,392,473

		256,188,205

	Consumer Finance - 4.6%
455,565	Capital One Financial Corp., 5.20%, Series G	11,029,229
861,813	Capital One Financial Corp., 6.00%, Series B	21,717,688
433,426	Capital One Financial Corp., 6.00%, Series H	11,260,407
477,637	Capital One Financial Corp., 6.20%, Series F	12,461,549
396,646	Capital One Financial Corp., 6.25%, Series C	10,340,561
281,416	Capital One Financial Corp., 6.70%, Series D	7,457,524

		74,266,958

	Insurance - 8.7%
793,343	Aegon NV, 6.38% (Netherlands)	20,277,847
273,611	Aegon NV, 6.50% (Netherlands)	6,998,969
322,446	Allstate Corp. (The), 5.63%	8,038,579
129,735	Allstate Corp. (The), 6.25%, Series F	3,360,137
707,652	Allstate Corp. (The), 6.63%, Series E	18,328,187
314,741	Allstate Corp. (The), 6.75%, Series C	8,101,433
396,734	Arch Capital Group Ltd., 5.25%, Series E	9,247,870
264,563	Arch Capital Group Ltd., 5.45%, Series F(b)	6,463,274
227,485	Aspen Insurance Holdings Ltd., 5.63% (Bermuda)	5,616,605
241,392	Aspen Insurance Holdings Ltd., 5.95% (Bermuda)	6,305,159
487,383	Axis Capital Holdings Ltd., 5.50%, Series E(b)	11,799,542
293,012	PartnerRe Ltd., 7.25%, Series H (Bermuda)	8,069,550
339,102	Prudential PLC, 6.50% (United Kingdom)	8,826,825
193,416	Prudential PLC, 6.75% (United Kingdom)	5,065,565
277,128	RenaissanceRe Holdings Ltd., 5.38%, Series E (Bermuda)	6,706,498
197,927	Validus Holdings Ltd., 5.80%, Series B	4,987,760

		138,193,800

Schedule of Investments(a)

	Thrifts & Mortgage Finance - 0.8%
441,160	New York Community Bancorp, Inc., 6.38%, Series A	$12,348,069

	Total Preferred Stocks
	(Cost $1,565,313,340)	1,584,046,189

	Money Market Fund - 0.4%
5,794,571	Invesco Premier U.S. Government Money Portfolio - Institutional Class, 1.22%(c)
	(Cost $5,794,571)	5,794,571

	Total Investments in Securities
	(excluding investments purchased with cash collateral from securities on loan)
	(Cost $1,571,107,911) - 99.9%	1,589,840,760

	Investments Purchased with Cash Collateral from Securities on Loan
	Money Market Fund - 1.0%
16,123,078	Invesco Government & Agency Portfolio - Institutional Class, 1.24%(c)(d) (Cost $16,123,078)	16,123,078

	Total Investments in Securities (Cost $1,587,230,989) - 100.9%	1,605,963,838
	Other assets less liabilities - (0.9)%	(14,581,056)

	Net Assets - 100.0%	$1,591,382,782

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	All or a portion of this security was out on loan at January 31, 2018.
(c)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of January 31, 2018.
(d)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.

This Fund has holdings greater than 10% of net assets in the following country:

United Kingdom	14.7%

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

PowerShares High Yield Equity Dividend Achievers™

Portfolio (PEY)

January 31, 2018

(Unaudited)

Number of Shares		Value
	Common Stocks - 99.9%
	Banks - 3.8%
928,742	People’s United Financial, Inc.	$18,268,355
457,503	United Bankshares, Inc.	16,836,111

		35,104,466

	Beverages - 1.8%
345,253	Coca-Cola Co. (The)	16,430,590

	Capital Markets - 3.0%
429,578	Invesco Ltd.(b)	15,520,653
103,803	T. Rowe Price Group, Inc.	11,587,529

		27,108,182

	Distributors - 1.7%
151,673	Genuine Parts Co.	15,784,609

	Diversified Telecommunication Services - 5.5%
723,730	AT&T, Inc.	27,103,688
438,267	Verizon Communications, Inc.	23,697,097

		50,800,785

	Electric Utilities - 7.6%
214,454	Duke Energy Corp.	16,834,639
473,882	OGE Energy Corp.	15,259,000
568,766	PPL Corp.	18,126,573
428,776	Southern Co. (The)	19,342,085

		69,562,297

	Electrical Equipment - 1.8%
223,906	Emerson Electric Co.	16,172,730

	Energy Equipment & Services - 3.1%
398,752	Helmerich & Payne, Inc.(c)	28,722,107

	Food & Staples Retailing - 1.2%
104,937	Walmart, Inc.	11,186,284

	Food Products - 3.6%
820,210	Flowers Foods, Inc.	16,084,318
296,362	General Mills, Inc.	17,334,214

		33,418,532

	Gas Utilities - 1.2%
192,395	Northwest Natural Gas Co.	11,033,853

	Health Care Providers & Services - 3.1%
1,370,698	Owens & Minor, Inc.	28,866,900

	Hotels, Restaurants & Leisure - 3.0%
93,982	Cracker Barrel Old Country Store, Inc.(c)	16,585,943
63,292	McDonald’s Corp.	10,831,793

		27,417,736

	Household Products - 1.6%
165,247	Procter & Gamble Co. (The)	14,267,426

	Insurance - 9.3%
3,576,009	AmTrust Financial Services, Inc.(c)	47,990,041

404,034	Mercury General Corp.	$19,777,464
841,842	Old Republic International Corp.	18,091,185

		85,858,690

	IT Services - 2.2%
121,629	International Business Machines Corp.	19,910,667

	Machinery - 1.3%
76,039	Caterpillar, Inc.	12,377,628

	Media - 1.6%
218,869	Meredith Corp.	14,475,996

	Metals & Mining - 2.3%
289,297	Compass Minerals International, Inc.(c)	21,089,751

	Multi-line Retail - 2.7%
332,334	Target Corp.	24,998,164

	Multi-Utilities - 12.1%
580,630	CenterPoint Energy, Inc.	16,362,153
170,128	Consolidated Edison, Inc.	13,671,486
209,558	Dominion Energy, Inc.	16,018,614
481,691	MDU Resources Group, Inc.	12,755,178
245,574	NorthWestern Corp.	13,344,491
632,630	SCANA Corp.	25,710,083
210,506	WEC Energy Group, Inc.	13,535,536

		111,397,541

	Oil, Gas & Consumable Fuels - 9.7%
149,108	Chevron Corp.	18,690,688
215,567	Exxon Mobil Corp.	18,818,999
299,896	Occidental Petroleum Corp.	22,483,203
493,485	ONEOK, Inc.	29,046,527

		89,039,417

	Personal Products - 1.2%
152,598	Nu Skin Enterprises, Inc., Class A	10,962,640

	Semiconductors & Semiconductor Equipment - 3.5%
246,273	Maxim Integrated Products, Inc.	15,022,653
248,740	QUALCOMM, Inc.	16,976,505

		31,999,158

	Specialty Retail - 3.2%
430,681	Gap, Inc. (The)	14,315,836
287,543	Williams-Sonoma, Inc.(c)	14,730,828

		29,046,664

	Textiles, Apparel & Luxury Goods - 1.4%
154,234	VF Corp.	12,514,547

	Tobacco - 7.4%
264,484	Altria Group, Inc.	18,603,805
370,878	Universal Corp.	17,802,144
1,472,300	Vector Group Ltd.(c)	31,359,990

		67,765,939

	Total Investments in Securities
	(excluding investments purchased with cash collateral from securities on loan)
	(Cost $848,108,798) - 99.9%	917,313,299

Schedule of Investments(a)

	Investments Purchased with Cash Collateral from Securities on Loan
	Money Market Fund - 11.6%
106,727,390	Invesco Government & Agency Portfolio - Institutional Class, 1.24%(d)(e) (Cost $106,727,390)	$106,727,390

	Total Investments in Securities (Cost $954,836,188) - 111.5%	1,024,040,689
	Other assets less liabilities - (11.5)%	(105,779,353)

	Net Assets - 100.0%	$918,261,336

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Affiliated company. The Fund’s Adviser is a wholly-owned subsidiary of Invesco Ltd. and therefore, Invesco Ltd. is considered to be affiliated. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates (excluding affiliated money market funds) for the nine months ended January 31, 2018.

	Value April 30, 2017	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value January 31, 2018	Dividend Income
Invesco Ltd.	$20,303,261	$3,721,989	$(10,209,015)	$980,287	$724,131	$15,520,653	$467,981

(c)	All or a portion of this security was out on loan at January 31, 2018.
(d)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of January 31, 2018.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares International Dividend Achievers™ Portfolio (PID)

January 31, 2018

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests - 99.9%
	Australia - 2.6%
989,187	Westpac Banking Corp. ADR(a)	$24,729,675

	Brazil - 1.3%
466,009	Ultrapar Participacoes SA ADR(a)	11,929,830

	Canada - 31.9%
181,230	Bank of Montreal	14,917,041
229,068	Bank of Nova Scotia (The)	15,230,731
374,970	BCE, Inc.	17,529,847
127,570	Brookfield Asset Management, Inc., Class A	5,341,356
371,969	Brookfield Infrastructure Partners LP(a)	15,964,909
319,397	CAE, Inc.	5,892,875
180,660	Canadian Imperial Bank of Commerce(a)	17,888,953
79,661	Canadian National Railway Co.	6,382,439
281,983	Canadian Natural Resources Ltd.	9,629,719
510,452	Enbridge, Inc.	18,697,857
361,394	Fortis, Inc.	12,771,664
53,617	Franco-Nevada Corp.(a)	4,095,803
145,649	Gildan Activewear, Inc., Class A	4,947,697
197,600	Imperial Oil Ltd.	6,212,544
137,617	Magna International, Inc.	7,864,812
159,115	Methanex Corp.	10,016,289
501,000	Pembina Pipeline Corp.	17,089,110
379,905	Ritchie Bros. Auctioneers, Inc.(a)	12,354,511
171,615	Royal Bank of Canada	14,702,257
720,030	Shaw Communications, Inc., Class B	15,718,255
318,414	Suncor Energy, Inc.	11,542,508
427,707	TELUS Corp.(a)	16,111,723
278,772	Thomson Reuters Corp.	12,073,615
218,627	Toronto-Dominion Bank (The)	13,294,708
316,857	TransCanada Corp.	14,588,096

		300,859,319

	Chile - 1.6%
146,539	Banco de Chile ADR	14,881,036

	Colombia - 1.6%
329,440	Bancolombia SA ADR	15,137,768

	Denmark - 1.0%
167,494	Novo Nordisk A/S, Class B ADR	9,295,917

	France - 1.4%
309,010	Sanofi ADR	13,574,809

	Germany - 1.0%
83,621	Fresenius Medical Care AG & Co. KGaA ADR(a)	4,809,044
41,900	SAP SE ADR	4,745,175

		9,554,219

	Hong Kong - 4.5%
5,959,001	Seaspan Corp.(a)	$42,428,087

	India - 2.3%
90,803	Axis Bank Ltd. GDR(b)	4,245,040
21,385	HDFC Bank Ltd. ADR	2,322,197
695,180	Infosys Ltd. ADR	12,520,192
86,540	Reliance Industries Ltd. GDR(b)	2,613,508

		21,700,937

	Israel - 4.6%
2,125,733	Teva Pharmaceutical Industries Ltd. ADR(a)	43,386,211

	Mexico - 3.0%
438,420	America Movil SAB de CV, Class L ADR	8,198,454
191,290	Grupo Aeroportuario del Pacifico SAB de CV ADR(a)	20,056,757

		28,255,211

	Netherlands - 0.3%
16,647	ASML Holding NV	3,378,675

	Norway - 2.1%
856,663	Statoil ASA ADR	20,080,181

	Russia - 8.1%
415,031	LUKOIL PJSC ADR	27,400,347
3,194,368	Mobile TeleSystems PJSC ADR	38,779,627
74,080	Novatek PJSC GDR(b)	9,860,048

		76,040,022

	South Korea - 0.8%
6,114	Samsung Electronics Co. Ltd. GDR(b)	7,238,976

	Sweden - 0.8%
1,117,151	Telefonaktiebolaget LM Ericsson, Class B ADR	7,194,452

	Switzerland - 2.7%
451,570	ABB Ltd. ADR(a)	12,585,256
144,845	Novartis AG ADR	13,044,741

		25,629,997

	United Kingdom - 26.6%
586,451	BP PLC ADR	25,094,238
221,179	British American Tobacco PLC ADR	15,062,290
1,237,591	BT Group PLC ADR	23,217,207
65,470	Diageo PLC ADR	9,425,061
1,749,844	Golar LNG Partners LP(a)	38,409,076
405,845	HSBC Holdings PLC ADR(a)	21,879,104
113,844	Intercontinental Hotels Group PLC ADR(a)	7,635,517
315,904	National Grid PLC ADR(a)	18,221,343
106,918	Pentair PLC	7,644,637
184,757	Prudential PLC ADR	10,000,896
365,674	Relx NV ADR(a)	8,030,201
336,864	Relx PLC ADR	7,380,690
188,152	Smith & Nephew PLC ADR	6,873,193
183,866	Unilever NV	10,570,456
718,341	Vodafone Group PLC ADR	23,144,947
198,334	WPP PLC ADR(a)	17,929,394

		250,518,250

	United States - 1.7%
28,133	Aon PLC	3,999,669
16,380	Shire PLC ADR	2,293,855
57,209	STERIS PLC	5,201,442
31,351	Willis Towers Watson PLC	5,030,895

		16,525,861

Schedule of Investments

	Total Investments in Securities
	(excluding investments purchased with cash collateral from securities on loan)
	(Cost $816,851,031) - 99.9%	$942,339,433

	Investments Purchased with Cash Collateral from Securities on Loan
	Money Market Fund - 16.6%
156,146,476	Invesco Government & Agency Portfolio - Institutional Class, 1.24%(c)(d) (Cost $156,146,476)	156,146,476

	Total Investments in Securities (Cost $972,997,507) - 116.5%	1,098,485,909
	Other assets less liabilities - (16.5)%	(155,511,020)

	Net Assets - 100.0%	$942,974,889

Investment Abbreviations:

ADR - American Depositary Receipt

GDR - Global Depositary Receipt

Notes to Schedule of Investments:

(a)	All or a portion of this security was out on loan at January 31, 2018.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at January 31, 2018 was $23,957,572, which represented 2.54% of the Fund’s Net Assets.
(c)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of January 31, 2018.
(d)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

PowerShares Dynamic Biotechnology & Genome Portfolio (PBE)

January 31, 2018

(Unaudited)

Number of Shares		Value
	Common Stocks - 100.1%
	Biotechnology - 85.0%
296,338	Acorda Therapeutics, Inc.(b)	$7,689,971
102,243	Alexion Pharmaceuticals, Inc.(b)	12,199,635
64,729	Amgen, Inc.	12,042,830
76,758	Anaptysbio, Inc.(b)	8,089,526
219,008	Arena Pharmaceuticals, Inc.(b)	8,195,279
35,511	Biogen, Inc.(b)	12,351,081
104,616	Celgene Corp.(b)	10,582,954
289,895	CytomX Therapeutics, Inc.(b)	7,754,691
146,827	Emergent Biosolutions, Inc.(b)	7,163,689
125,856	Enanta Pharmaceuticals, Inc.(b)	10,691,467
421,028	Exelixis, Inc.(b)	12,761,359
126,734	FibroGen, Inc.(b)	7,420,276
205,157	Genomic Health, Inc.(b)	6,813,264
151,077	Gilead Sciences, Inc.	12,660,253
328,992	Halozyme Therapeutics, Inc.(b)	6,145,570
1,031,066	ImmunoGen, Inc.(b)	9,465,186
110,432	Ionis Pharmaceuticals, Inc.(b)	5,799,889
99,465	Juno Therapeutics, Inc.(b)	8,535,092
438,016	Momenta Pharmaceuticals, Inc.(b)	7,446,272
182,563	Myriad Genetics, Inc.(b)	6,732,923
1,250,169	OPKO Health, Inc.(b)(c)	5,575,754
176,962	Repligen Corp.(b)	6,259,146
400,054	Sangamo Therapeutics, Inc.(b)	8,341,126
47,851	United Therapeutics Corp.(b)	6,172,779
74,818	Vertex Pharmaceuticals, Inc.(b)	12,484,880

		219,374,892

	Health Care Equipment - 2.3%
238,790	Cardiovascular Systems, Inc.(b)	5,900,501

	Life Sciences Tools & Services - 7.1%
45,312	Bio-Techne Corp.	6,356,820
51,087	Illumina, Inc.(b)	11,884,880

		18,241,700

	Pharmaceuticals - 5.7%
152,073	Assembly Biosciences, Inc.(b)	7,174,804
154,184	Catalent, Inc.(b)	7,175,723
304,514	Dyax Corp.(b)(d)	338,011

		14,688,538

	Total Common Stocks (Cost $208,397,080)	258,205,631

	Money Market Fund - 0.0%
57,406	Invesco Premier U.S. Government Money Portfolio - Institutional Class, 1.22%(e) (Cost $57,406)	57,406

	Total Investments in Securities (excluding investments purchased with cash collateral from securities on loan) (Cost $208,454,486) - 100.1%	258,263,037

	Investments Purchased with Cash Collateral from Securities on Loan
	Money Market Fund - 1.9%
4,985,400	Invesco Government & Agency Portfolio - Institutional Class, 1.24%(e)(f) (Cost $4,985,400)	4,985,400

Total Investments in Securities (Cost $213,439,886) - 102.0%	$263,248,437
Other assets less liabilities - (2.0)%	(5,207,704)

Net Assets - 100.0%	$258,040,733

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at January 31, 2018.
(d)	Security valued using significant unobservable inputs (Level 3). See Additional Valuation Information.
(e)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of January 31, 2018.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

PowerShares Dynamic Building & Construction Portfolio (PKB)

January 31, 2018

(Unaudited)

Number of Shares		Value
	Common Stocks - 100.1%
	Building Products - 10.9%
183,115	Armstrong World Industries, Inc.(b)	$11,481,310
266,202	Jeld-Wen Holding, Inc.(b)	10,456,415
215,774	Owens Corning	20,060,509

		41,998,234

	Construction & Engineering - 10.1%
171,928	Argan, Inc.	7,496,061
129,872	EMCOR Group, Inc.	10,555,996
554,086	KBR, Inc.	11,270,109
382,456	Primoris Services Corp.	9,943,856

		39,266,022

	Construction Machinery & Heavy Trucks - 5.6%
119,591	Oshkosh Corp.	10,849,296
226,821	Terex Corp.	10,665,123

		21,514,419

	Construction Materials - 5.7%
350,136	Summit Materials, Inc., Class A(b)	11,186,845
137,244	US Concrete, Inc.(b)	10,684,446

		21,871,291

	Forest Products - 6.1%
276,173	Boise Cascade Co.	12,275,890
378,928	Louisiana-Pacific Corp.(b)	11,220,058

		23,495,948

	Home Furnishings - 5.0%
68,731	Mohawk Industries, Inc.(b)	19,317,535

	Home Improvement Retail - 5.7%
109,457	Home Depot, Inc. (The)	21,989,911

	Homebuilding - 40.1%
379,868	D.R. Horton, Inc.	18,632,525
355,460	KB Home	11,204,099
310,730	Lennar Corp., Class A	19,470,342
152,447	LGI Homes, Inc.(b)(c)	10,317,613
320,188	MDC Holdings, Inc.	10,793,538
200,254	Meritage Homes Corp.(b)	9,502,052
5,515	NVR, Inc.(b)	17,527,608
573,493	PulteGroup, Inc.	18,254,282
391,790	Toll Brothers, Inc.	18,249,578
156,597	TopBuild Corp.(b)	11,985,934
572,935	TRI Pointe Group, Inc.(b)	9,344,570

		155,282,141

	Multi-Utilities - 2.6%
382,312	MDU Resources Group, Inc.	10,123,622

	Office Services & Supplies - 2.7%
415,900	Interface, Inc.	10,376,705

	Renewable Electricity - 2.9%
162,056	Ormat Technologies, Inc.	11,356,884

	Trading Companies & Distributors - 2.7%
173,058	Beacon Roofing Supply, Inc.(b)	10,470,009

	Total Investments in Securities (excluding investments purchased with cash collateral from securities on loan) (Cost $324,419,558) - 100.1%	387,062,721

	Investments Purchased with Cash Collateral from Securities on Loan
	Money Market Fund - 0.2%
674,289	Invesco Government & Agency Portfolio - Institutional Class, 1.24%(d)(e) (Cost $674,289)	$674,289

	Total Investments in Securities (Cost $325,093,847) - 100.3%	387,737,010
	Other assets less liabilities - (0.3)%	(996,771)

	Net Assets - 100.0%	$386,740,239

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at January 31, 2018.
(d)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of January 31, 2018.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

PowerShares Dynamic Energy Exploration & Production Portfolio (PXE)

January 31, 2018

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests - 100.1%
	Gas Utilities - 2.5%
24,136	National Fuel Gas Co.	$1,345,582

	Integrated Oil & Gas - 5.2%
37,331	Occidental Petroleum Corp.	2,798,705

	Oil & Gas Drilling - 2.9%
65,257	Unit Corp.(b)	1,581,177

	Oil & Gas Exploration & Production - 51.2%
73,547	Antero Resources Corp.(b)	1,429,018
33,444	Apache Corp.	1,500,632
47,191	Cabot Oil & Gas Corp.	1,243,483
12,038	Cimarex Energy Co.	1,350,664
50,718	ConocoPhillips	2,982,725
55,083	Continental Resources, Inc.(b)	3,058,759
67,045	Devon Energy Corp.	2,773,652
25,073	EOG Resources, Inc.	2,883,395
23,880	EQT Corp.	1,296,445
173,447	Kosmos Energy Ltd. (Ghana)(b)	1,198,519
136,743	Laredo Petroleum, Inc.(b)	1,330,509
93,366	Marathon Oil Corp.	1,698,327
49,267	Murphy Oil Corp.	1,581,471
219,134	Southwestern Energy Co.(b)	929,128
109,739	Tellurian, Inc.(b)(c)	1,245,538
147,642	Ultra Petroleum Corp.(b)	1,030,541

		27,532,806

	Oil & Gas Refining & Marketing - 38.3%
88,830	Alon USA Partners LP	1,514,551
13,366	Andeavor	1,445,667
44,259	CVR Energy, Inc.(c)	1,584,030
110,702	CVR Refining LP	1,854,259
43,415	Delek US Holdings, Inc.	1,514,749
31,297	HollyFrontier Corp.	1,501,004
41,075	Marathon Petroleum Corp.	2,845,265
68,070	Par Pacific Holdings, Inc.(b)	1,240,916
41,336	PBF Energy, Inc., Class A	1,336,393
27,302	Phillips 66	2,795,725
30,930	Valero Energy Corp.	2,968,352

		20,600,911

	Total Common Stocks and Other Equity Interests (Cost $45,372,303)	53,859,181

	Money Market Fund - 0.1%
57,203	Invesco Premier U.S. Government Money Portfolio - Institutional Class, 1.22%(d)
	(Cost $57,203)	57,203

	Total Investments in Securities (excluding investments purchased with cash collateral from securities on loan) (Cost $45,429,506) - 100.2%	53,916,384

	Investments Purchased with Cash Collateral from Securities on Loan
	Money Market Fund - 4.0%
2,169,500	Invesco Government & Agency Portfolio - Institutional Class, 1.24%(d)(e) (Cost $2,169,500)	$2,169,500

	Total Investments in Securities (Cost $47,599,006) - 104.2%	56,085,884
	Other assets less liabilities - (4.2)%	(2,255,301)

	Net Assets - 100.0%	$53,830,583

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at January 31, 2018.
(d)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of January 31, 2018.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

PowerShares Dynamic Food & Beverage Portfolio (PBJ)

January 31, 2018

(Unaudited)

Number of Shares		Value
	Common Stocks - 100.0%
	Agricultural Products - 2.9%
60,252	Archer-Daniels-Midland Co.	$2,587,823

	Brewers - 2.8%
13,346	Boston Beer Co., Inc. (The), Class A(b)	2,533,738

	Distillers & Vintners - 8.0%
19,663	Constellation Brands, Inc., Class A	4,315,438
32,374	MGP Ingredients, Inc.	2,898,768

		7,214,206

	Fertilizers & Agricultural Chemicals - 5.0%
36,665	Monsanto Co.	4,465,797

	Food Distributors - 17.7%
78,159	Andersons, Inc. (The)	2,665,222
83,693	Performance Food Group Co.(b)	2,874,854
78,954	Sysco Corp.	4,963,838
55,460	United Natural Foods, Inc.(b)	2,639,896
86,320	US Foods Holding Corp.(b)	2,773,462

		15,917,272

	Food Retail - 9.5%
102,174	Kroger Co. (The)	3,102,003
107,225	Sprouts Farmers Market, Inc.(b)	2,994,794
61,859	Weis Markets, Inc.	2,459,514

		8,556,311

	Packaged Foods & Meats - 30.6%
66,582	Conagra Brands, Inc.	2,530,116
40,090	Hershey Co. (The)	4,423,130
36,536	Kellogg Co.	2,488,467
43,582	Lamb Weston Holdings, Inc.	2,553,905
23,880	McCormick & Co., Inc.	2,597,427
153,627	Nomad Foods Ltd. (United Kingdom)(b)	2,617,804
66,958	Pilgrim’s Pride Corp.(b)	1,859,424
14,612	Sanderson Farms, Inc.	1,854,263
549	Seaboard Corp.	2,380,464
54,433	Tyson Foods, Inc., Class A	4,142,896

		27,447,896

	Restaurants - 2.6%
227,337	Arcos Dorados Holdings, Inc., Class A (Uruguay)(b)	2,330,204

	Soft Drinks - 20.9%
94,559	Coca-Cola Co. (The)	4,500,063
61,268	Coca-Cola European Partners PLC (United Kingdom)	2,460,523
70,746	Monster Beverage Corp.(b)	4,826,999
22,357	National Beverage Corp.	2,469,778
37,666	PepsiCo, Inc.	4,531,220

		18,788,583

	Total Common Stocks (Cost $81,668,241)	89,841,830

	Money Market Fund - 0.1%
98,193	Invesco Premier U.S. Government Money Portfolio - Institutional Class, 1.22%(c)
	(Cost $98,193)	98,193

	Total Investments in Securities (Cost $81,766,434) - 100.1%	89,940,023
	Other assets less liabilities - (0.1)%	(101,189)

	Net Assets - 100.0%	$89,838,834

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of January 31, 2018.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

PowerShares Dynamic Leisure and Entertainment Portfolio (PEJ)

January 31, 2018

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests - 100.0%
	Airlines - 12.9%
100,656	American Airlines Group, Inc.	$5,467,634
19,807	Copa Holdings SA, Class A (Panama)	2,739,902
69,211	Hawaiian Holdings, Inc.(b)	2,585,031
53,015	SkyWest, Inc.	2,955,586

		13,748,153

	Broadcasting - 5.3%
53,050	AMC Networks, Inc., Class A(b)	2,736,850
33,059	Scripps Networks Interactive, Inc., Class A	2,908,861

		5,645,711

	Casinos & Gaming - 27.0%
88,383	Boyd Gaming Corp.	3,488,477
12,435	Churchill Downs, Inc.	3,220,665
83,722	Golden Entertainment, Inc.(b)	2,622,173
72,346	Las Vegas Sands Corp.	5,608,262
58,127	Monarch Casino & Resort, Inc.(b)	2,648,266
97,583	Penn National Gaming, Inc.(b)	3,113,874
92,801	Pinnacle Entertainment, Inc.(b)	2,996,544
30,864	Wynn Resorts Ltd.	5,110,770

		28,809,031

	Food Distributors - 3.1%
94,568	Performance Food Group Co.(b)	3,248,411

	Hotels, Resorts & Cruise Lines - 23.8%
34,628	Choice Hotels International, Inc.	2,844,690
66,512	Hilton Grand Vacations, Inc.(b)	2,991,045
64,725	Hilton Worldwide Holdings, Inc.	5,543,696
37,679	Hyatt Hotels Corp., Class A(b)	3,063,303
38,753	Marriott International, Inc., Class A	5,709,867
39,042	Royal Caribbean Cruises Ltd.	5,214,059

		25,366,660

	Internet & Direct Marketing Retail - 2.8%
107,119	Liberty Interactive Corp. QVC Group, Series A(b)	3,008,973

	Leisure Facilities - 5.2%
40,143	Cedar Fair LP	2,721,695
41,362	Six Flags Entertainment Corp.	2,794,417

		5,516,112

	Movies & Entertainment - 12.8%
201,629	Eros International PLC (India)(b)	2,298,570
60,145	Live Nation Entertainment, Inc.(b)	2,710,134
54,415	Time Warner, Inc.	5,188,470
96,937	World Wrestling Entertainment, Inc., Class A	3,426,723

		13,623,897

	Restaurants - 7.1%
256,889	Arcos Dorados Holdings, Inc., Class A (Uruguay)(b)	2,633,112
28,972	McDonald’s Corp.	4,958,268

		7,591,380

	Total Common Stocks and Other Equity Interests (Cost $91,675,456)	106,558,328

	Money Market Fund - 0.1%
99,974	Invesco Premier U.S. Government Money Portfolio - Institutional Class, 1.22%(c) (Cost $99,974)	99,974

Total Investments in Securities (Cost $91,775,430) - 100.1%	$106,658,302
Other assets less liabilities - (0.1)%	(103,307)

Net Assets - 100.0%	$106,554,995

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of January 31, 2018.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

PowerShares Dynamic Media Portfolio (PBS)

January 31, 2018

(Unaudited)

Number of Shares		Value
	Common Stocks - 100.0%
	Advertising - 5.1%
33,511	Omnicom Group, Inc.	$2,568,618

	Broadcasting - 10.4%
24,997	AMC Networks, Inc., Class A(b)	1,289,595
78,433	Gray Television, Inc.(b)	1,282,380
15,578	Scripps Networks Interactive, Inc., Class A	1,370,708
30,584	Tribune Media Co., Class A	1,302,573

		5,245,256

	Cable & Satellite - 10.3%
6,905	Charter Communications, Inc., Class A(b)	2,604,911
424,248	Sirius XM Holdings, Inc.	2,592,155

		5,197,066

	Diversified Support Services - 2.5%
22,183	Viad Corp.	1,259,994

	Internet & Direct Marketing Retail - 14.2%
221,631	Groupon, Inc., Class A(b)	1,172,428
100,528	Liberty Interactive Corp. QVC Group, Series A(b)	2,823,832
11,757	Netflix, Inc.(b)	3,177,917

		7,174,177

	Internet Software & Services - 27.6%
2,194	Alphabet, Inc., Class A(b)	2,593,791
4,076	CoStar Group, Inc.(b)	1,410,744
12,759	Facebook, Inc., Class A(b)	2,384,529
18,595	GrubHub, Inc.(b)	1,343,489
11,235	SINA Corp. (China)(b)	1,317,304
23,708	Sohu.com, Inc. (China)(b)	912,995
56,527	Twitter, Inc.(b)	1,458,962
26,681	Yelp, Inc., Class A(b)	1,169,161
30,139	Zillow Group, Inc., Class A(b)	1,349,926

		13,940,901

	Movies & Entertainment - 15.7%
95,009	Eros International PLC (India)(b)	1,083,103
25,641	Time Warner, Inc.	2,444,869
75,397	Twenty-First Century Fox, Inc., Class A	2,782,149
45,677	World Wrestling Entertainment, Inc., Class A	1,614,682

		7,924,803

	Publishing - 11.1%
108,521	Gannett Co., Inc.	1,280,548
20,929	Meredith Corp.	1,384,244
69,168	New York Times Co. (The), Class A	1,608,156
79,826	News Corp., Class A	1,365,823

		5,638,771

	Thrifts & Mortgage Finance - 3.1%
4,222	LendingTree, Inc.(b)	1,553,063

	Total Common Stocks (Cost $45,531,035)	50,502,649

	Money Market Fund - 0.2%
96,484	Invesco Premier U.S. Government Money Portfolio - Institutional Class, 1.22%(c) (Cost $96,484)	96,484

	Total Investments in Securities (Cost $45,627,519) - 100.2%	50,599,133
	Other assets less liabilities - (0.2)%	(86,834)

	Net Assets - 100.0%	$50,512,299

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of January 31, 2018.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

PowerShares Dynamic Networking Portfolio (PXQ)

January 31, 2018

(Unaudited)

Number of Shares		Value
	Common Stocks - 100.0%
	Application Software - 2.8%
14,819	Citrix Systems, Inc.(b)	$1,374,610

	Communications Equipment - 39.1%
58,118	ADTRAN, Inc.	929,888
9,856	Arista Networks, Inc.(b)	2,718,482
44,103	ARRIS International PLC(b)	1,115,806
58,095	CalAmp Corp.(b)	1,422,166
64,600	Cisco Systems, Inc.	2,683,484
94,783	Extreme Networks, Inc.(b)	1,424,589
17,299	InterDigital, Inc.	1,350,187
21,318	Lumentum Holdings, Inc.(b)	987,023
25,641	Motorola Solutions, Inc.	2,550,254
8,482	Palo Alto Networks, Inc.(b)	1,339,053
64,095	Radware Ltd. (Israel)(b)	1,288,950
167,237	Ribbon Communications, Inc.(b)	1,167,314

		18,977,196

	Consumer Electronics - 2.7%
20,877	Garmin Ltd.	1,313,998

	Electronic Components - 7.7%
26,196	Amphenol Corp., Class A	2,430,203
15,375	Belden, Inc.	1,303,339

		3,733,542

	Electronic Equipment & Instruments - 2.1%
193,138	Fitbit, Inc., Class A(b)(c)	994,661

	Health Care Technology - 2.9%
47,715	Vocera Communications, Inc.(b)	1,398,050

	Internet Software & Services - 2.8%
22,344	New Relic, Inc.(b)	1,334,607

	Semiconductors - 2.7%
14,498	Cavium, Inc.(b)	1,287,133

	Systems Software - 32.6%
72,561	CA, Inc.	2,601,312
22,722	Check Point Software Technologies Ltd. (Israel)(b)	2,349,682
90,516	FireEye, Inc.(b)(c)	1,364,981
30,744	Fortinet, Inc.(b)	1,415,454
31,677	Imperva, Inc.(b)	1,385,869
14,042	Proofpoint, Inc.(b)	1,432,565
21,216	Qualys, Inc.(b)	1,326,000
66,784	Rapid7, Inc.(b)	1,601,480
19,056	VMware, Inc., Class A(b)(c)	2,358,942

		15,836,285

	Technology Hardware, Storage & Peripherals - 4.6%
13,459	Apple, Inc.	2,253,440

	Total Common Stocks (Cost $44,187,497)	48,503,522

	Money Market Fund - 0.2%
83,573	Invesco Premier U.S. Government Money Portfolio - Institutional Class, 1.22%(d) (Cost $83,573)	83,573

	Total Investments in Securities (excluding investments purchased with cash collateral from securities on loan) (Cost $44,271,070) - 100.2%	$48,587,095

	Investments Purchased with Cash Collateral from Securities on Loan
	Money Market Fund - 4.8%
2,343,652	Invesco Government & Agency Portfolio - Institutional Class, 1.24%(d)(e) (Cost $2,343,652)	2,343,652

	Total Investments in Securities (Cost $46,614,722) - 105.0%	50,930,747
	Other assets less liabilities - (5.0)%	(2,420,323)

	Net Assets - 100.0%	$48,510,424

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at January 31, 2018.
(d)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of January 31, 2018.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

PowerShares Dynamic Oil & Gas Services Portfolio (PXJ)

January 31, 2018

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests - 100.0%
	Oil & Gas Drilling - 23.9%
61,463	Diamond Offshore Drilling, Inc.(b)(c)	$1,086,666
177,649	Ensco PLC, Class A(b)	1,048,129
32,047	Helmerich & Payne, Inc.	2,308,345
239,595	Noble Corp. PLC(c)	1,123,701
40,340	Ocean Rig UDW, Inc. (Cyprus)(c)	1,085,953
69,538	Rowan Cos. PLC, Class A(c)	1,023,599
177,157	Transocean Ltd.(b)(c)	1,911,524

		9,587,917

	Oil & Gas Equipment & Services - 69.5%
87,414	Archrock Partners LP(b)	1,159,110
59,071	Baker Hughes a GE Co.	1,899,133
17,953	Core Laboratories NV(b)	2,052,028
21,767	Dril-Quip, Inc.(c)	1,124,266
32,138	Exterran Corp.(c)	928,145
155,829	Frank’s International NV(b)	1,078,337
43,788	Halliburton Co.	2,351,416
141,766	Helix Energy Solutions Group, Inc.(c)	1,067,498
69,148	Keane Group, Inc.(c)	1,143,016
52,353	Mammoth Energy Services, Inc.(c)	1,202,025
133,721	McDermott International, Inc.(c)	1,174,070
56,800	National Oilwell Varco, Inc.	2,083,424
110,560	Newpark Resources, Inc.(c)	1,006,096
52,609	Oceaneering International, Inc.	1,087,954
43,689	Oil States International, Inc.(c)	1,398,048
56,065	Propetro Holding Corp.(c)	1,047,294
78,567	RPC, Inc.(b)	1,587,053
29,194	Schlumberger Ltd.	2,148,095
60,155	USA Compression Partners LP	1,108,055
300,768	Weatherford International PLC(c)	1,185,026

		27,830,089

	Oil & Gas Storage & Transportation - 6.6%
172,996	Frontline Ltd. (Norway)	795,782
298,951	Scorpio Tankers, Inc. (Monaco)	795,210
417,523	Teekay Offshore Partners LP(b)	1,043,807

		2,634,799

	Total Common Stocks and Other Equity Interests (Cost $39,876,651)	40,052,805

	Money Market Fund - 0.2%
66,187	Invesco Premier U.S. Government Money Portfolio - Institutional Class, 1.22%(d)
	(Cost $66,187)	66,187

	Total Investments in Securities (excluding investments purchased with cash collateral from securities on loan) (Cost $39,942,838) - 100.2%	40,118,992

	Investments Purchased with Cash Collateral from Securities on Loan
	Money Market Fund - 16.1%
6,429,140	Invesco Government & Agency Portfolio - Institutional Class, 1.24%(d)(e) (Cost $6,429,140)	6,429,140

Total Investments in Securities (Cost $46,371,978) - 116.3%	$46,548,132
Other assets less liabilities - (16.3)%	(6,508,666)

Net Assets - 100.0%	$40,039,466

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	All or a portion of this security was out on loan at January 31, 2018.
(c)	Non-income producing security.
(d)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of January 31, 2018.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

PowerShares Dynamic Pharmaceuticals Portfolio (PJP)

January 31, 2018

(Unaudited)

Number of Shares		Value
	Common Stocks - 100.0%
	Biotechnology - 42.6%
313,197	AbbVie, Inc.	$35,146,967
796,961	Acorda Therapeutics, Inc.(b)	20,681,138
149,990	Alexion Pharmaceuticals, Inc.(b)	17,896,807
174,085	Amgen, Inc.	32,388,514
52,096	Biogen, Inc.(b)	18,119,510
153,463	Celgene Corp.(b)	15,524,317
283,974	Eagle Pharmaceuticals, Inc.(b)	16,973,126
394,878	Emergent Biosolutions, Inc.(b)	19,266,098
338,482	Enanta Pharmaceuticals, Inc.(b)	28,754,046
406,313	Gilead Sciences, Inc.	34,049,029
121,292	Ligand Pharmaceuticals, Inc.(b)	19,118,045
128,689	United Therapeutics Corp.(b)	16,600,881

		274,518,478

	Health Care Equipment - 5.1%
530,236	Abbott Laboratories	32,959,470

	Pharmaceuticals - 52.3%
498,564	Akorn, Inc.(b)	16,063,732
853,892	Amphastar Pharmaceuticals, Inc.(b)	15,916,547
254,748	ANI Pharmaceuticals, Inc.(b)	17,108,876
483,926	Bristol-Myers Squibb Co.	30,293,768
909,216	Corcept Therapeutics, Inc.(b)	20,925,606
353,577	Eli Lilly & Co.	28,798,847
2,115,145	Endo International PLC(b)	14,615,652
952,128	Impax Laboratories, Inc.(b)	18,518,890
1,202,577	Innoviva, Inc.(b)	17,545,598
116,915	Jazz Pharmaceuticals PLC(b)	17,039,192
215,511	Johnson & Johnson	29,781,465
631,650	Lannett Co., Inc.(b)(c)	12,854,077
186,139	Perrigo Co. PLC	16,867,916
835,095	Pfizer, Inc.	30,931,919
413,280	Supernus Pharmaceuticals, Inc.(b)	16,138,584
146,631	Taro Pharmaceutical Industries Ltd.(b)(c)	14,910,906
975,731	Valeant Pharmaceuticals International, Inc.(b)	18,060,781

		336,372,356

	Total Common Stocks (Cost $558,795,291)	643,850,304

	Money Market Fund - 0.0%
133,658	Invesco Premier U.S. Government Money Portfolio - Institutional Class, 1.22%(d)
	(Cost $133,658)	133,658

	Total Investments in Securities (excluding investments purchased with cash collateral from securities on loan) (Cost $558,928,949) - 100.0%	643,983,962

	Investments Purchased with Cash Collateral from Securities on Loan
	Money Market Fund - 2.0%
12,921,962	Invesco Government & Agency Portfolio - Institutional Class, 1.24%(d)(e) (Cost $12,921,962)	12,921,962

	Total Investments in Securities (Cost $571,850,911) - 102.0%	656,905,924
	Other assets less liabilities - (2.0)%	(12,858,618)

	Net Assets - 100.0%	$644,047,306

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at January 31, 2018.
(d)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of January 31, 2018.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

PowerShares Dynamic Retail Portfolio (PMR)

January 31, 2018

(Unaudited)

Number of Shares		Value
	Common Stocks - 100.0%
	Apparel Retail - 8.6%
19,851	Abercrombie & Fitch Co., Class A	$411,114
2,640	Children’s Place, Inc. (The)	395,472
11,310	Gap, Inc. (The)	375,945

		1,182,531

	Automotive Retail - 7.7%
6,333	AutoNation, Inc.(b)(c)	381,373
7,703	Camping World Holdings, Inc., Class A	344,709
4,214	Group 1 Automotive, Inc.	330,589

		1,056,671

	Computer & Electronics Retail - 5.7%
10,707	Best Buy Co., Inc.	782,253

	Diversified Support Services - 2.7%
6,776	KAR Auction Services, Inc.	369,563

	Drug Retail - 12.5%
8,462	CVS Health Corp.	665,875
195,232	Rite Aid Corp.(c)	425,605
8,480	Walgreens Boots Alliance, Inc.	638,205

		1,729,685

	Food Retail - 11.3%
26,139	Kroger Co. (The)	793,580
14,962	Sprouts Farmers Market, Inc.(c)	417,889
8,633	Weis Markets, Inc.	343,248

		1,554,717

	Forest Products - 2.9%
8,869	Boise Cascade Co.	394,227

	General Merchandise Stores - 10.5%
6,017	Big Lots, Inc.	365,713
6,063	Dollar Tree, Inc.(c)	697,245
7,042	Ollie’s Bargain Outlet Holdings, Inc.(c)	391,183

		1,454,141

	Home Improvement Retail - 5.1%
3,516	Home Depot, Inc. (The)	706,364

	Homefurnishing Retail - 5.0%
9,268	Aaron’s, Inc.	378,968
3,321	RH(b)(c)	312,141

		691,109

	Hypermarkets & Super Centers - 12.3%
3,507	Costco Wholesale Corp.	683,409
4,021	PriceSmart, Inc.	342,589
6,274	Walmart, Inc.	668,809

		1,694,807

	Internet & Direct Marketing Retail - 2.7%
5,404	Overstock.com, Inc.(b)(c)	371,255

	Internet Software & Services - 2.8%
1,867	Stamps.com, Inc.(c)	380,588

	Specialized Consumer Services - 2.6%
6,718	Sotheby’s(c)	354,442

	Specialty Stores - 2.6%
5,592	Five Below, Inc.(c)	363,089

	Trading Companies & Distributors - 5.0%
5,558	Beacon Roofing Supply, Inc.(c)	$336,259
6,627	Rush Enterprises, Inc., Class A(c)	358,189

		694,448

	Total Common Stocks (Cost $11,540,698)	13,779,890

	Money Market Fund - 0.4%
60,923	Invesco Premier U.S. Government Money Portfolio - Institutional Class, 1.22%(d)
	(Cost $60,923)	60,923

	Total Investments in Securities
	(excluding investments purchased with cash collateral from securities on loan)
	(Cost $11,601,621)-100.4%	13,840,813

	Investments Purchased with Cash Collateral from Securities on Loan
	Money Market Fund - 8.1%
1,106,738	Invesco Government & Agency Portfolio - Institutional Class, 1.24%(d)(e)
	(Cost $1,106,738)	1,106,738

	Total Investments in Securities (Cost $12,708,359) - 108.5%	14,947,551
	Other assets less liabilities - (8.5)%	(1,164,893)

	Net Assets - 100.0%	$13,782,658

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	All or a portion of this security was out on loan at January 31, 2018.
(c)	Non-income producing security.
(d)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of January 31, 2018.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

PowerShares Dynamic Semiconductors Portfolio (PSI)

January 31, 2018

(Unaudited)

Number of Shares		Value
	Common Stocks - 100.0%
	Electronic Components - 5.5%
54,232	Littelfuse, Inc.	$11,786,783
485,858	Vishay Intertechnology, Inc.	10,664,583

		22,451,366

	Semiconductor Equipment - 37.5%
133,976	Advanced Energy Industries, Inc.(b)	9,529,713
355,957	Applied Materials, Inc.	19,089,974
316,804	Axcelis Technologies, Inc.(b)	8,205,224
399,680	Brooks Automation, Inc.	11,151,072
350,517	Entegris, Inc.	11,409,328
672,615	FormFactor, Inc.(b)	9,652,025
107,199	KLA-Tencor Corp.	11,770,450
406,351	Kulicke & Soffa Industries, Inc. (Singapore)(b)	9,350,137
95,420	Lam Research Corp.	18,274,839
107,014	MKS Instruments, Inc.	10,947,532
379,886	Nova Measuring Instruments Ltd. (Israel)(b)	10,302,508
258,757	Teradyne, Inc.	11,861,421
461,245	Ultra Clean Holdings, Inc.(b)	10,004,404

		151,548,627

	Semiconductors - 57.0%
74,560	Broadcom Ltd.	18,493,117
651,865	Cypress Semiconductor Corp.	11,270,746
359,405	Diodes, Inc.(b)	10,131,627
459,833	Intel Corp.	22,136,361
469,956	Marvell Technology Group Ltd. (Bermuda)	10,964,073
209,249	Maxim Integrated Products, Inc.	12,764,189
123,883	Microchip Technology, Inc.	11,796,139
417,818	Micron Technology, Inc.(b)	18,267,003
90,054	Monolithic Power Systems, Inc.	10,727,232
95,526	NVIDIA Corp.	23,480,291
178,302	NXP Semiconductors NV (Netherlands)(b)	21,453,297
524,053	ON Semiconductor Corp.(b)	12,965,071
118,446	Silicon Laboratories, Inc.(b)	11,394,505
209,335	Texas Instruments, Inc.	22,957,769
155,025	Xilinx, Inc.	11,319,926

		230,121,346

	Total Investments in Securities (Cost $328,043,986) - 100.0%	404,121,339
	Other assets less liabilities - (0.0)%	(200,404)

	Net Assets - 100.0%	$403,920,935

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

PowerShares Dynamic Software Portfolio (PSJ)

January 31, 2018

(Unaudited)

Number of Shares		Value
	Common Stocks - 100.1%
	Application Software - 32.9%
37,173	Adobe Systems, Inc.(b)	$7,425,679
36,206	Blackbaud, Inc.	3,469,259
110,508	Bottomline Technologies (de), Inc.(b)	4,033,542
151,092	Cadence Design Systems, Inc.(b)	6,777,987
128,996	Callidus Software, Inc.(b)	4,637,406
45,292	Guidewire Software, Inc.(b)	3,598,449
45,588	HubSpot, Inc.(b)	4,424,315
43,743	Paycom Software, Inc.(b)	4,008,609
77,506	Paylocity Holding Corp.(b)	4,052,789
76,782	RingCentral, Inc., Class A(b)	4,169,263

		46,597,298

	Data Processing & Outsourced Services - 4.6%
139,297	Square, Inc., Class A(b)	6,534,422

	Health Care Technology - 14.6%
266,040	Allscripts Healthcare Solutions, Inc.(b)	3,966,656
97,089	Cerner Corp.(b)	6,711,763
233,245	Inovalon Holdings, Inc., Class A(b)	3,032,185
52,790	Medidata Solutions, Inc.(b)	3,595,527
256,297	Quality Systems, Inc.(b)	3,331,861

		20,637,992

	Home Entertainment Software - 13.0%
104,376	Activision Blizzard, Inc.	7,737,393
57,649	Take-Two Interactive Software, Inc.(b)	7,302,399
913,451	Zynga, Inc., Class A(b)	3,270,154

		18,309,946

	Internet Software & Services - 15.9%
84,768	AppFolio, Inc., Class A(b)	3,589,925
186,364	Blucora, Inc.(b)	4,547,282
163,952	CommerceHub, Inc., Series A(b)	3,315,109
64,531	New Relic, Inc.(b)	3,854,437
87,469	Q2 Holdings, Inc.(b)	3,704,312
72,549	Trade Desk, Inc. (The), Class A(b)	3,517,175

		22,528,240

	Systems Software - 19.1%
81,810	Microsoft Corp.	7,772,768
88,341	Progress Software Corp.	4,402,032
61,248	Qualys, Inc.(b)	3,828,000
53,710	Red Hat, Inc.(b)	7,056,420
72,716	Varonis Systems, Inc.(b)	3,948,479

		27,007,699

	Total Common Stocks (Cost $121,729,296)	141,615,597

	Money Market Fund - 0.0%
6,305	Invesco Premier U.S. Government Money Portfolio - Institutional Class, 1.22%(c)
	(Cost $6,305)	6,305

	Total Investments in Securities (Cost $121,735,601) - 100.1%	141,621,902
	Other assets less liabilities - (0.1)%	(155,137)

	Net Assets - 100.0%	$141,466,765

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of January 31, 2018.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

PowerShares DWA Basic Materials Momentum Portfolio (PYZ)

January 31, 2018

(Unaudited)

Number of Shares		Value
	Common Stocks - 100.0%
	Aluminum - 6.5%
80,009	Alcoa Corp.(b)	$4,162,068
26,166	Kaiser Aluminum Corp.	2,884,540

		7,046,608

	Commodity Chemicals - 16.3%
66,096	Advansix, Inc.(b)	2,608,148
55,834	Koppers Holdings, Inc.(b)	2,557,197
36,285	LyondellBasell Industries NV, Class A	4,348,395
107,026	Olin Corp.	3,989,929
35,848	Westlake Chemical Corp.	4,036,485

		17,540,154

	Copper - 3.9%
215,463	Freeport-McMoRan, Inc.(b)	4,201,528

	Diversified Chemicals - 4.2%
86,907	Chemours Co. (The)	4,486,139

	Fertilizers & Agricultural Chemicals - 3.8%
44,608	FMC Corp.	4,074,049

	Forest Products - 3.3%
120,005	Louisiana-Pacific Corp.(b)	3,553,348

	Gold - 3.0%
36,276	Royal Gold, Inc.	3,228,564

	Industrial Gases - 3.4%
22,133	Air Products & Chemicals, Inc.	3,726,533

	Oil & Gas Equipment & Services - 3.4%
109,751	US Silica Holdings, Inc.	3,653,611

	Paper Packaging - 7.5%
31,343	Avery Dennison Corp.	3,845,159
68,290	International Paper Co.	4,292,710

		8,137,869

	Specialty Chemicals - 31.9%
71,236	A. Schulman, Inc.	2,778,204
29,993	Albemarle Corp.	3,346,919
33,982	Celanese Corp., Series A	3,675,493
111,248	Ferro Corp.(b)	2,616,553
53,920	H.B. Fuller Co.	2,795,752
45,275	Ingevity Corp.(b)	3,284,701
47,756	Innospec, Inc.	3,428,881
44,325	KMG Chemicals, Inc.	2,692,744
57,183	Kraton Corp.(b)	2,874,017
80,723	PolyOne Corp.	3,508,221
21,953	Quaker Chemical Corp.	3,378,567

		34,380,052

	Steel - 12.8%
153,910	Allegheny Technologies, Inc.(b)	4,149,414
53,833	Carpenter Technology Corp.	2,767,016
87,737	Schnitzer Steel Industries, Inc., Class A	3,000,605
103,385	United States Steel Corp.	3,867,633

		13,784,668

	Total Common Stocks (Cost $91,008,317)	107,813,123

	Money Market Fund - 0.1%
97,136	Invesco Premier U.S. Government Money Portfolio - Institutional Class, 1.22%(c)
	(Cost $97,136)	$97,136

	Total Investments in Securities (Cost $91,105,453) - 100.1%	107,910,259
	Other assets less liabilities - (0.1)%	(102,414)

	Net Assets - 100.0%	$107,807,845

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of January 31, 2018.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

PowerShares DWA Consumer Cyclicals Momentum Portfolio (PEZ)

January 31, 2018

(Unaudited)

Number of Shares		Value
	Common Stocks - 100.1%
	Airlines - 2.6%
25,502	SkyWest, Inc.	$1,421,737

	Apparel Retail - 11.4%
47,034	Boot Barn Holdings, Inc.(b)	824,506
13,170	Burlington Stores, Inc.(b)	1,602,920
9,466	Children’s Place, Inc. (The)	1,418,007
28,774	Ross Stores, Inc.	2,370,690

		6,216,123

	Apparel, Accessories & Luxury Goods - 3.5%
23,778	VF Corp.	1,929,347

	Auto Parts & Equipment - 6.5%
9,354	LCI Industries	1,031,278
7,334	Lear Corp.	1,416,489
8,483	Visteon Corp.(b)	1,103,469

		3,551,236

	Automobile Manufacturers - 4.1%
10,624	Thor Industries, Inc.	1,451,876
16,925	Winnebago Industries, Inc.	769,241

		2,221,117

	Automotive Retail - 4.2%
8,576	O’Reilly Automotive, Inc.(b)	2,269,982

	Cable & Satellite - 3.7%
328,800	Sirius XM Holdings, Inc.(c)	2,008,968

	Casinos & Gaming - 11.2%
27,067	Boyd Gaming Corp.	1,068,334
3,940	Churchill Downs, Inc.	1,020,460
40,913	Eldorado Resorts, Inc.(b)	1,413,544
27,543	Scientific Games Corp., Class A(b)	1,284,881
8,120	Wynn Resorts Ltd.	1,344,591

		6,131,810

	Computer & Electronics Retail - 5.2%
23,347	Best Buy Co., Inc.	1,705,732
33,834	Conn’s, Inc.(b)(c)	1,126,672

		2,832,404

	General Merchandise Stores - 1.9%
18,846	Ollie’s Bargain Outlet Holdings, Inc.(b)	1,046,895

	Home Entertainment Software - 3.2%
23,460	Activision Blizzard, Inc.	1,739,090

	Home Furnishings - 2.4%
4,713	Mohawk Industries, Inc.(b)	1,324,636

	Home Improvement Retail - 2.9%
7,778	Home Depot, Inc. (The)	1,562,600

	Homebuilding - 7.6%
42,613	KB Home	1,343,162
13,136	LGI Homes, Inc.(b)	889,045
383	NVR, Inc.(b)	1,217,239
25,975	William Lyon Homes, Class A(b)	705,221

		4,154,667

	Hotels, Resorts & Cruise Lines - 4.0%
17,638	Wyndham Worldwide Corp.	$2,189,405

	Internet & Direct Marketing Retail - 11.7%
1,830	Amazon.com, Inc.(b)	2,655,129
18,183	Liberty Ventures, Series A(b)	1,071,524
24,926	Overstock.com, Inc.(b)(c)	1,712,416
20,904	PetMed Express, Inc.	944,861

		6,383,930

	Internet Software & Services - 2.7%
10,190	IAC/InterActiveCorp.(b)	1,477,244

	Leisure Facilities - 2.6%
6,495	Vail Resorts, Inc.	1,419,547

	Leisure Products - 2.6%
12,433	Polaris Industries, Inc.	1,405,053

	Movies & Entertainment - 4.3%
30,522	Live Nation Entertainment, Inc.(b)	1,375,321
28,167	World Wrestling Entertainment, Inc., Class A	995,704

		2,371,025

	Trading Companies & Distributors - 1.8%
12,628	Siteone Landscape Supply, Inc.(b)	961,749

	Total Common Stocks (Cost $50,715,552)	54,618,565

	Money Market Fund - 0.1%
66,758	Invesco Premier U.S. Government Money Portfolio - Institutional Class, 1.22%(d)
	(Cost $66,758)	66,758

	Total Investments in Securities
	(excluding investments purchased with cash collateral from securities on loan)
	(Cost $50,782,310) - 100.2%	54,685,323

	Investments Purchased with Cash Collateral from Securities on Loan
	Money Market Fund - 6.9%
3,760,140	Invesco Government & Agency Portfolio - Institutional Class, 1.24%(d)(e)
	(Cost $3,760,140)	3,760,140

	Total Investments in Securities (Cost $54,542,450) - 107.1%	58,445,463
	Other assets less liabilities - (7.1)%	(3,851,885)

	Net Assets - 100.0%	$54,593,578

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at January 31, 2018.
(d)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of January 31, 2018.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

PowerShares DWA Consumer Staples Momentum Portfolio (PSL)

January 31, 2018

(Unaudited)

Number of Shares		Value
	Common Stocks - 100.1%
	Agricultural Products - 2.1%
83,860	Darling Ingredients, Inc.(b)	$1,554,764

	Consumer Finance - 2.0%
123,181	EZCORP, Inc., Class A(b)	1,453,536

	Distillers & Vintners - 10.4%
29,626	Brown-Forman Corp., Class B	2,053,082
16,563	Constellation Brands, Inc., Class A	3,635,081
21,287	MGP Ingredients, Inc.	1,906,038

		7,594,201

	Education Services - 7.4%
37,552	Adtalem Global Education, Inc.(b)	1,727,392
16,112	Bright Horizons Family Solutions, Inc.(b)	1,582,198
22,456	Grand Canyon Education, Inc.(b)	2,088,184

		5,397,774

	Environmental & Facilities Services - 3.5%
51,760	Rollins, Inc.	2,553,838

	Food Distributors - 2.3%
53,293	US Foods Holding Corp.(b)	1,712,304

	Health Care Services - 2.5%
6,967	Chemed Corp.	1,815,391

	Household Products - 4.8%
72,082	Church & Dwight Co., Inc.	3,521,206

	Industrial Machinery - 3.5%
15,642	Stanley Black & Decker, Inc.	2,600,170

	Packaged Foods & Meats - 27.1%
63,301	Blue Buffalo Pet Products, Inc.(b)	2,150,968
19,583	Calavo Growers, Inc.	1,703,721
7,907	J & J Snack Foods Corp.	1,094,645
23,987	Lamb Weston Holdings, Inc.	1,405,638
25,875	McCormick & Co., Inc.	2,814,424
72,709	Pilgrim’s Pride Corp.(b)	2,019,129
36,921	Pinnacle Foods, Inc.	2,286,887
27,046	Post Holdings, Inc.(b)	2,046,571
15,117	Sanderson Farms, Inc.	1,918,347
31,526	Tyson Foods, Inc., Class A	2,399,444

		19,839,774

	Personal Products - 8.9%
21,188	Estee Lauder Cos., Inc. (The), Class A	2,859,532
30,769	Herbalife Ltd.(b)	2,553,519
16,336	Medifast, Inc.	1,122,447

		6,535,498

	Soft Drinks - 8.9%
5,430	Coca-Cola Bottling Co. Consolidated	1,099,684
28,972	Dr Pepper Snapple Group, Inc.	3,457,808
29,103	Monster Beverage Corp.(b)	1,985,698

		6,543,190

	Specialized Consumer Services - 5.4%
60,651	Service Corp. International	2,424,220
29,825	ServiceMaster Global Holdings, Inc.(b)	1,572,374

		3,996,594

	Tobacco - 2.3%
15,658	Philip Morris International, Inc.	1,679,007

	Trading Companies & Distributors - 6.1%
26,479	Herc Holdings, Inc.(b)	$1,740,200
14,980	United Rentals, Inc.(b)	2,713,028

		4,453,228

	Trucking - 2.9%
5,734	AMERCO	2,093,369

	Total Common Stocks (Cost $61,819,114)	73,343,844

	Money Market Fund - 0.1%
96,949	Invesco Premier U.S. Government Money Portfolio - Institutional Class, 1.22%(c)
	(Cost $96,949)	96,949

	Total Investments in Securities (Cost $61,916,063) - 100.2%	73,440,793
	Other assets less liabilities - (0.2)%	(126,709)

	Net Assets - 100.0%	$73,314,084

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of January 31, 2018.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

PowerShares DWA Energy Momentum Portfolio (PXI)

January 31, 2018

(Unaudited)

Number of Shares		Value
	Common Stocks - 100.0%
	Coal & Consumable Fuels - 1.8%
44,001	Peabody Energy Corp.(b)	$1,778,080

	Integrated Oil & Gas - 2.8%
21,389	Chevron Corp.	2,681,111

	Oil & Gas Drilling - 4.7%
102,571	Patterson-UTI Energy, Inc.	2,422,727
84,797	Unit Corp.(b)	2,054,631

		4,477,358

	Oil & Gas Equipment & Services - 9.5%
97,460	Bristow Group, Inc.(c)	1,501,859
38,076	Halliburton Co.	2,044,681
278,405	McDermott International, Inc.(b)	2,444,396
84,550	Propetro Holding Corp.(b)	1,579,394
78,371	RPC, Inc.(c)	1,583,094

		9,153,424

	Oil & Gas Exploration & Production - 46.0%
80,877	Cabot Oil & Gas Corp.	2,131,109
114,911	California Resources Corp.(b)	2,428,070
83,673	Carrizo Oil & Gas, Inc.(b)	1,682,664
28,262	Concho Resources, Inc.(b)	4,449,569
45,163	ConocoPhillips	2,656,036
54,196	Continental Resources, Inc.(b)	3,009,504
43,290	Devon Energy Corp.	1,790,907
32,864	Diamondback Energy, Inc.(b)	4,124,432
26,601	EOG Resources, Inc.	3,059,115
87,310	Jagged Peak Energy, Inc.(b)(c)	1,121,934
109,844	Marathon Oil Corp.	1,998,062
58,952	Matador Resources Co.(b)	1,910,634
73,616	Parsley Energy, Inc., Class A(b)	1,737,338
21,821	Pioneer Natural Resources Co.	3,991,279
84,300	Resolute Energy Corp.(b)(c)	2,859,456
50,530	RSP Permian, Inc.(b)	2,005,031
228,773	WPX Energy, Inc.(b)(c)	3,369,826

		44,324,966

	Oil & Gas Refining & Marketing - 24.5%
37,349	Andeavor	4,039,668
60,048	CVR Energy, Inc.(c)	2,149,118
63,143	Delek US Holdings, Inc.	2,203,059
39,306	HollyFrontier Corp.	1,885,116
52,645	Marathon Petroleum Corp.	3,646,719
71,216	PBF Energy, Inc., Class A	2,302,414
34,323	Phillips 66	3,514,675
40,193	Valero Energy Corp.	3,857,322

		23,598,091

	Oil & Gas Storage & Transportation - 8.5%
77,440	Cheniere Energy, Inc.(b)	4,380,006
57,684	SemGroup Corp., Class A(c)	1,652,647
43,827	Targa Resources Corp.	2,103,696

		8,136,349

	Steel - 2.2%
75,969	Warrior Met Coal, Inc.	2,124,853

	Total Common Stocks (Cost $85,856,218)	96,274,232

	Money Market Fund - 0.1%
117,280	Invesco Premier U.S. Government Money Portfolio - Institutional Class, 1.22%(d)
	(Cost $117,280)	$117,280

	Total Investments in Securities
	(excluding investments purchased with cash collateral from securities on loan)
	(Cost $85,973,498) - 100.1%	96,391,512

	Investments Purchased with Cash Collateral from Securities on Loan
	Money Market Fund - 10.7%
10,281,234	Invesco Government & Agency Portfolio - Institutional Class, 1.24%(d)(e)
	(Cost $10,281,234)	10,281,234

	Total Investments in Securities (Cost $96,254,732) - 110.8%	106,672,746
	Other assets less liabilities - (10.8)%	(10,388,390)

	Net Assets - 100.0%	$96,284,356

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at January 31, 2018.
(d)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of January 31, 2018.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

PowerShares DWA Financial Momentum Portfolio (PFI)

January 31, 2018

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests - 100.0%
	Asset Management & Custody Banks -2.8%
12,176	Ameriprise Financial, Inc.	$2,054,091

	Data Processing & Outsourced Services - 10.0%
32,100	Mastercard, Inc., Class A	5,424,900
15,102	Visa, Inc., Class A	1,876,122

		7,301,022

	Diversified Banks - 3.1%
19,935	JPMorgan Chase & Co.	2,305,882

	Financial Exchanges & Data - 7.4%
13,009	Cboe Global Markets, Inc.	1,748,280
12,365	Moody’s Corp.	2,000,533
11,747	MSCI, Inc., Class A	1,635,535

		5,384,348

	Industrial REITs - 6.6%
23,172	EastGroup Properties, Inc. REIT	2,011,561
42,258	First Industrial Realty Trust, Inc. REIT	1,304,082
22,805	Prologis, Inc. REIT	1,484,834

		4,800,477

	Investment Banking & Brokerage - 5.6%
81,960	BGC Partners, Inc., Class A	1,172,847
33,094	E*TRADE Financial Corp.(b)	1,744,054
19,003	Interactive Brokers Group, Inc., Class A	1,216,002

		4,132,903

	Life & Health Insurance - 12.2%
11,428	Primerica, Inc.	1,154,228
22,907	Principal Financial Group, Inc.	1,548,513
13,433	Prudential Financial, Inc.	1,596,109
12,762	Torchmark Corp.	1,159,428
34,206	Trupanion, Inc.(b)	1,194,473
42,951	Unum Group	2,284,564

		8,937,315

	Multi-line Insurance - 4.3%
10,793	American Financial Group, Inc.	1,223,279
23,662	Horace Mann Educators Corp.	977,240
14,041	Kemper Corp.	910,559

		3,111,078

	Property & Casualty Insurance - 4.7%
18,607	Allstate Corp. (The)	1,837,814
40,891	FNF Group	1,593,931

		3,431,745

	Regional Banks - 25.6%
21,912	Ameris Bancorp	1,173,388
26,743	Cathay General Bancorp	1,169,739
39,566	East West Bancorp, Inc.	2,607,795
94,327	Fifth Third Bancorp	3,122,224
24,457	First Merchants Corp.	1,055,564
122,634	Huntington Bancshares, Inc.	1,984,218
13,404	Independent Bank Corp./MA	956,375
11,709	PNC Financial Services Group, Inc. (The)	1,850,256
22,345	SunTrust Banks, Inc.	1,579,791
23,676	Synovus Financial Corp.	1,193,034
34,256	Western Alliance Bancorp(b)	2,009,457

		18,701,841

	Reinsurance - 2.8%
13,156	Reinsurance Group of America, Inc.	2,060,887

	Residential REITs - 1.1%
46,308	Preferred Apartment Communities, Inc., Class A REIT	$771,954

	Specialized REITs - 7.2%
35,835	American Tower Corp. REIT	5,292,830

	Thrifts & Mortgage Finance - 4.6%
5,677	LendingTree, Inc.(b)	2,088,284
10,925	Meta Financial Group, Inc.	1,278,225

		3,366,509

	Trucking - 2.0%
64,496	Hertz Global Holdings, Inc.(b)	1,478,893

	Total Common Stocks and Other Equity Interests (Cost $62,918,695)	73,131,775

	Money Market Fund - 0.1%
89,247	Invesco Premier U.S. Government Money Portfolio - Institutional Class, 1.22%(c) (Cost $89,247)	89,247

	Total Investments in Securities (Cost $63,007,942) - 100.1%	73,221,022
	Other assets less liabilities - (0.1)%	(94,625)

	Net Assets - 100.0%	$73,126,397

Investment Abbreviations:

REIT - Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of January 31, 2018.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

PowerShares DWA Healthcare Momentum Portfolio (PTH)

January 31, 2018

(Unaudited)

Number of Shares		Value
	Common Stocks - 100.0%
	Biotechnology - 47.1%
57,293	Adamas Pharmaceuticals, Inc.(b)(c)	$2,167,967
48,472	Aimmune Therapeutics, Inc.(c)	1,706,699
30,112	Alnylam Pharmaceuticals, Inc.(c)	3,913,958
30,386	Anaptysbio, Inc.(c)	3,202,381
43,362	Arena Pharmaceuticals, Inc.(c)	1,622,606
39,569	Audentes Therapeutics, Inc.(c)	1,388,872
27,498	Avexis, Inc.(c)	3,402,328
25,208	Bluebird Bio, Inc.(c)	5,165,119
47,469	Concert Pharmaceuticals, Inc.(c)	953,177
57,217	CytomX Therapeutics, Inc.(c)	1,530,555
35,859	Emergent Biosolutions, Inc.(c)	1,749,561
23,499	Enanta Pharmaceuticals, Inc.(c)	1,996,240
52,175	Esperion Therapeutics, Inc.(c)	3,783,209
98,088	Exact Sciences Corp.(c)	4,875,954
205,780	Exelixis, Inc.(c)	6,237,192
22,027	Foundation Medicine, Inc.(c)	1,528,674
89,073	Glycomimetics, Inc.(b)(c)	2,003,252
90,742	Halozyme Therapeutics, Inc.(c)	1,695,061
139,469	Ignyta, Inc.(c)	3,751,716
251,150	Immunomedics, Inc.(b)(c)	4,186,670
66,707	Insmed, Inc.(c)	1,697,026
13,854	Ligand Pharmaceuticals, Inc.(c)	2,183,667
16,794	Madrigal Pharmaceuticals, Inc.(c)	2,492,565
27,334	Sage Therapeutics, Inc.(c)	5,187,993
187,643	Sangamo Therapeutics, Inc.(c)	3,912,357

		72,334,799

	Health Care Equipment - 21.2%
25,918	ABIOMED, Inc.(c)	6,090,730
54,983	AxoGen, Inc.(c)	1,528,527
17,876	Becton, Dickinson and Co.	4,342,795
114,488	Boston Scientific Corp.(c)	3,201,085
35,400	Cantel Medical Corp.	3,926,922
32,021	Cutera, Inc.(c)	1,588,242
23,591	Hill-Rom Holdings, Inc.	2,013,020
27,073	Inogen, Inc.(c)	3,298,574
26,635	Insulet Corp.(c)	2,038,377
7,379	Intuitive Surgical, Inc.(c)	3,185,293
23,494	iRhythm Technologies, Inc.(c)	1,400,947

		32,614,512

	Health Care Supplies - 11.5%
20,463	Align Technology, Inc.(c)	5,361,306
28,037	Haemonetics Corp.(c)	1,812,592
9,548	ICU Medical, Inc.(c)	2,186,015
76,911	Lantheus Holdings, Inc.(c)	1,768,953
125,842	OraSure Technologies, Inc.(c)	2,738,322
45,369	Quidel Corp.(c)	2,076,993
17,761	West Pharmaceutical Services, Inc.	1,779,652

		17,723,833

	Life Sciences Tools & Services - 1.7%
28,267	PRA Health Sciences, Inc.(c)	2,573,993

	Managed Health Care - 7.2%
12,118	Anthem, Inc.	3,003,446
19,782	UnitedHealth Group, Inc.	4,683,982
15,822	WellCare Health Plans, Inc.(c)	3,328,633

		11,016,061

	Pharmaceuticals - 11.3%
46,022	Aerie Pharmaceuticals, Inc.(c)	2,524,307
186,853	Chelsea Therapeutics International Ltd.(c)(d)	14,948
101,545	Collegium Pharmaceutical, Inc.(b)(c)	2,420,833

80,259	Nektar Therapeutics, Class A(c)	$6,710,455
38,130	Revance Therapeutics, Inc.(c)	1,231,599
121,276	Zogenix, Inc.(c)	4,408,382

		17,310,524

	Total Common Stocks (Cost $127,352,988)	153,573,722

	Money Market Fund - 0.1%
117,158	Invesco Premier U.S. Government Money Portfolio - Institutional Class, 1.22%(e) (Cost $117,158)	117,158

	Total Investments in Securities (excluding investments purchased with cash collateral from securities on loan) (Cost $127,470,146)-100.1%	153,690,880

	Investments Purchased with Cash Collateral from Securities on Loan
	Money Market Fund - 6.1%
9,364,213	Invesco Government & Agency Portfolio - Institutional Class, 1.24%(e)(f) (Cost $9,364,213)	9,364,213

	Total Investments in Securities (Cost $136,834,359) - 106.2%	163,055,093
	Other assets less liabilities - (6.2)%	(9,563,753)

	Net Assets - 100.0%	$153,491,340

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	All or a portion of this security was out on loan at January 31, 2018.
(c)	Non-income producing security.
(d)	Security valued using significant unobservable inputs (Level 3). See Additional Valuation Information.
(e)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of January 31, 2018.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

PowerShares DWA Industrials Momentum Portfolio (PRN)

January 31, 2018

(Unaudited)

Number of Shares		Value
	Common Stocks - 100.0%
	Aerospace & Defense -21.1%
10,966	Boeing Co. (The)	$3,886,021
32,991	HEICO Corp.	2,649,837
14,062	Huntington Ingalls Industries, Inc.	3,340,288
20,695	Lockheed Martin Corp.	7,343,621
8,277	Northrop Grumman Corp.	2,818,567
15,273	Raytheon Co.	3,191,141
29,240	Spirit AeroSystems Holdings, Inc., Class A	2,993,006

		26,222,481

	Air Freight & Logistics - 0.8%
39,663	Air Transport Services Group, Inc.(b)	986,022

	Building Products - 7.7%
40,033	A.O. Smith Corp.	2,673,404
13,516	Lennox International, Inc.	2,945,271
23,366	Patrick Industries, Inc.(b)	1,496,592
22,135	Trex Co., Inc.(b)	2,470,045

		9,585,312

	Construction & Engineering - 0.9%
77,386	Sterling Construction Co., Inc.(b)	1,079,535

	Construction Machinery & Heavy Trucks - 0.8%
8,222	Alamo Group, Inc.	945,777

	Construction Materials - 0.5%
88,989	Forterra, Inc.(b)	618,474

	Consumer Finance - 1.2%
25,142	Green Dot Corp., Class A(b)	1,540,199

	Distributors - 1.3%
11,808	Pool Corp.	1,596,914

	Diversified Support Services - 4.4%
16,474	Cintas Corp.	2,775,045
49,990	Healthcare Services Group, Inc.	2,758,448

		5,533,493

	Electrical Components & Equipment - 2.0%
12,897	Rockwell Automation, Inc.	2,544,449

	Electronic Components - 4.8%
9,948	Littelfuse, Inc.	2,162,098
24,171	Universal Display Corp.	3,852,858

		6,014,956

	Electronic Equipment & Instruments - 2.4%
11,605	Coherent, Inc.(b)	3,011,730

	Electronic Manufacturing Services -2.1%
25,812	TE Connectivity Ltd.	2,646,504

	Environmental & Facilities Services - 1.1%
55,166	Casella Waste Systems, Inc., Class A(b)	1,411,146

	Health Care Services - 2.0%
45,587	AMN Healthcare Services, Inc.(b)	2,445,743

	Industrial Conglomerates - 4.7%
20,945	Roper Technologies, Inc.	$5,876,958

	Industrial Machinery - 7.6%
15,609	IDEX Corp.	2,239,580
40,173	ITT, Inc.	2,249,688
15,719	John Bean Technologies Corp.	1,788,036
16,050	Parker-Hannifin Corp.	3,232,791

		9,510,095

	IT Consulting & Other Services - 6.7%
23,146	Accenture PLC, Class A	3,719,562
33,263	Gartner, Inc.(b)	4,614,909

		8,334,471

	Life Sciences Tools & Services - 3.7%
6,855	Mettler-Toledo International, Inc.(b)	4,628,907

	Paper Packaging - 2.5%
25,137	Packaging Corp. of America	3,157,961

	Railroads - 3.8%
35,043	Union Pacific Corp.	4,678,240

	Security & Alarm Services - 1.3%
18,643	Brink’s Co. (The)	1,554,826

	Specialty Chemicals - 5.9%
17,522	Sherwin-Williams Co. (The)	7,308,601

	Trading Companies & Distributors - 1.3%
9,200	Watsco, Inc.	1,654,068

	Trucking - 9.4%
67,221	J.B. Hunt Transport Services, Inc.	8,122,314
24,887	Old Dominion Freight Line, Inc.	3,644,701

		11,767,015

	Total Common Stocks (Cost $102,136,166)	124,653,877

	Money Market Fund - 0.1%
83,023	Invesco Premier U.S. Government Money Portfolio -Institutional Class, 1.22%(c) (Cost $83,023)	83,023

	Total Investments in Securities (Cost $102,219,189) - 100.1%	124,736,900
	Other assets less liabilities - (0.1)%	(127,990)

	Net Assets - 100.0%	$124,608,910

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of January 31, 2018.

The valuation policy and a listing of other significant accounting poliies are available in the most recent shareholder report.

Schedule of Investments(a)

PowerShares DWA Technology Momentum Portfolio (PTF)

January 31, 2018

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests - 100.0%
	Aerospace & Defense - 3.8%
16,194	Harris Corp.	$2,581,000
42,637	Mercury Systems, Inc.(b)	2,047,429

		4,628,429

	Alternative Carriers - 1.5%
167,654	Vonage Holdings Corp.(b)	1,876,048

	Application Software - 20.0%
17,155	Adobe Systems, Inc.(b)	3,426,883
17,834	Blackbaud, Inc.	1,708,854
86,564	Cadence Design Systems, Inc.(b)	3,883,261
52,515	Callidus Software, Inc.(b)	1,887,914
21,270	Ebix, Inc.	1,746,267
18,284	HubSpot, Inc.(b)	1,774,462
18,417	Intuit, Inc.	3,092,214
30,707	Paycom Software, Inc.(b)	2,813,990
36,172	RealPage, Inc.(b)	1,799,557
41,129	RingCentral, Inc., Class A(b)	2,233,305

		24,366,707

	Communications Equipment - 7.0%
13,771	Arista Networks, Inc.(b)	3,798,317
195,115	Extreme Networks, Inc.(b)	2,932,578
22,574	Ubiquiti Networks, Inc.(b)(c)	1,821,045

		8,551,940

	Data Processing & Outsourced Services - 1.8%
17,473	Jack Henry & Associates, Inc.	2,178,184

	Electronic Components - 5.9%
77,565	Amphenol Corp., Class A	7,195,705

	Internet Software & Services - 15.5%
28,724	2U, Inc.(b)	2,133,332
26,305	Facebook, Inc., Class A(b)	4,916,141
70,740	Five9, Inc.(b)	1,839,947
39,515	GrubHub, Inc.(b)	2,854,959
48,639	GTT Communications, Inc.(b)	2,244,690
89,072	Hortonworks, Inc.(b)	1,776,986
26,881	New Relic, Inc.(b)	1,605,602
34,299	Q2 Holdings, Inc.(b)	1,452,563

		18,824,220

	IT Consulting & Other Services - 3.9%
15,429	EPAM Systems, Inc.(b)	1,812,599
24,905	Leidos Holdings, Inc.	1,658,673
27,591	Virtusa Corp.(b)	1,231,110

		4,702,382

	Semiconductor Equipment - 6.4%
54,279	Applied Materials, Inc.	2,910,983
52,475	Entegris, Inc.	1,708,061
16,856	Lam Research Corp.	3,228,261

		7,847,305

	Semiconductors - 13.4%
22,346	Monolithic Power Systems, Inc.	2,661,856
33,589	NVIDIA Corp.	8,256,176
112,918	ON Semiconductor Corp.(b)	2,793,591
24,037	Texas Instruments, Inc.	2,636,138

		16,347,761

	Specialized REITs - 4.8%
40,947	CyrusOne, Inc. REIT	$2,362,232
20,222	SBA Communications Corp. REIT(b)	3,528,739

		5,890,971

	Systems Software - 6.9%
27,144	Dell Technologies, Inc., Class V(b)	1,946,225
29,476	Qualys, Inc.(b)	1,842,250
17,443	ServiceNow, Inc.(b)	2,596,739
36,770	Varonis Systems, Inc.(b)	1,996,611

		8,381,825

	Technology Distributors - 2.2%
35,305	CDW Corp.	2,640,461

	Technology Hardware, Storage & Peripherals - 5.7%
41,276	Apple, Inc.	6,910,841

	Wireless Telecommunication Services - 1.2%
59,796	Boingo Wireless, Inc.(b)	1,450,053

	Total Common Stocks and Other Equity Interests (Cost $92,870,743)	121,792,832

	Money Market Fund - 0.1%
110,022	Invesco Premier U.S. Government Money Portfolio - Institutional Class, 1.22%(d) (Cost $110,022)	110,022

	Total Investments in Securities
	(excluding investments purchased with cash collateral from securities on loan) (Cost $92,980,765) - 100.1%	121,902,854

	Investments Purchased with Cash Collateral from Securities on Loan
	Money Market Fund - 0.4%
449,010	Invesco Government & Agency Portfolio - Institutional Class, 1.24%(d)(e) (Cost $449,010)	449,010

	Total Investments in Securities (Cost $93,429,775) - 100.5%	122,351,864
	Other assets less liabilities - (0.5)%	(573,939)

	Net Assets - 100.0%	$121,777,925

Investment Abbreviations:

REIT - Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at January 31, 2018.
(d)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of January 31, 2018.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

PowerShares DWA Utilities Momentum Portfolio (PUI)

January 31, 2018

(Unaudited)

Number of Shares		Value
	Common Stocks - 100.0%
	Electric Utilities - 38.2%
42,464	Alliant Energy Corp.	$1,687,944
22,068	American Electric Power Co., Inc.	1,517,837
21,160	Duke Energy Corp.	1,661,060
22,540	El Paso Electric Co.	1,176,588
29,062	Eversource Energy	1,833,522
15,287	IDACORP, Inc.	1,318,962
11,048	NextEra Energy, Inc.	1,750,224
37,174	OGE Energy Corp.	1,197,003
18,151	Pinnacle West Capital Corp.	1,451,172
37,665	PNM Resources, Inc.	1,435,037
26,825	Portland General Electric Co.	1,136,039
33,257	Xcel Energy, Inc.	1,517,849

		17,683,237

	Gas Utilities - 16.5%
19,731	Atmos Energy Corp.	1,635,700
39,361	New Jersey Resources Corp.	1,527,207
14,329	ONE Gas, Inc.	1,014,923
15,752	Southwest Gas Holdings, Inc.	1,159,032
14,740	Spire, Inc.	980,210
28,991	UGI Corp.	1,326,918

		7,643,990

	Independent Power Producers & Energy Traders - 3.3%
58,898	NRG Energy, Inc.	1,531,937

	Multi-Utilities - 27.9%
25,696	Ameren Corp.	1,455,165
57,791	CenterPoint Energy, Inc.	1,628,550
35,863	CMS Energy Corp.	1,604,869
21,234	Consolidated Edison, Inc.	1,706,364
17,736	DTE Energy Co.	1,873,631
68,022	NiSource, Inc.	1,678,783
22,364	Vectren Corp.	1,355,929
25,363	WEC Energy Group, Inc.	1,630,841

		12,934,132

	Renewable Electricity - 2.8%
18,147	Ormat Technologies, Inc.	1,271,742

	Water Utilities - 11.3%
19,997	American States Water Co.	1,104,235
21,735	American Water Works Co., Inc.	1,807,700
36,519	Aqua America, Inc.	1,322,353
25,019	California Water Service Group	1,018,273

		5,252,561

	Total Common Stocks (Cost $46,675,209)	46,317,599

	Money Market Fund - 0.2%
93,644	Invesco Premier U.S. Government Money Portfolio - Institutional Class, 1.22%(b) (Cost $93,644)	93,644

	Total Investments in Securities (Cost $46,768,853) - 100.2%	46,411,243
	Other assets less liabilities - (0.2)%	(74,416)

	Net Assets - 100.0%	$46,336,827

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of January 31, 2018.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

PowerShares NASDAQ Internet Portfolio (PNQI)

January 31, 2018

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests - 99.9%
	Alternative Carriers - 0.3%
33,991	Cogent Communications Holdings, Inc.	$1,532,994

	Application Software - 0.0%
62,984	NQ Mobile, Inc., Class A ADR (China)(b)(c)	213,516

	Casinos & Gaming - 0.1%
21,079	500.com Ltd., Class A ADR (China)(b)(c)	263,488

	Communications Equipment - 2.7%
54,069	Arista Networks, Inc.(c)	14,913,312

	Internet & Direct Marketing Retail - 39.0%
26,583	1-800-Flowers.com, Inc., Class A(c)	277,128
32,513	Amazon.com, Inc.(c)	47,172,787
338,812	Ctrip.com International Ltd. ADR (China)(c)	15,849,625
103,324	Expedia, Inc.	13,226,505
20,311	FTD Cos., Inc.(c)	119,023
413,017	Groupon, Inc., Class A(c)	2,184,860
510,819	JD.Com, Inc., Class A ADR (China)(c)	25,147,619
23,664	Lands’ End, Inc.(c)	397,555
40,252	Liberty Expedia Holdings, Inc., Class A(c)	1,887,416
53,178	Liberty TripAdvisor Holdings, Inc., Series A(c)	467,966
43,062	MakeMyTrip Ltd. (India)(b)(c)	1,317,697
203,968	Netflix, Inc.(c)	55,132,550
22,220	Nutrisystem, Inc.	961,015
18,507	Overstock.com, Inc.(b)(c)	1,271,431
15,192	PetMed Express, Inc.(b)	686,678
21,993	Priceline Group, Inc. (The)(c)	42,051,716
24,284	Shutterfly, Inc.(c)	1,654,955
93,253	TripAdvisor, Inc.(b)(c)	3,233,082

		213,039,608

	Internet Software & Services - 54.3%
45,203	21Vianet Group, Inc., Class A ADR (China)(c)	411,799
38,626	2U, Inc.(c)	2,868,753
24,125	Actua Corp.(c)	376,350
125,110	Akamai Technologies, Inc.(c)	8,381,119
34,867	Alarm.com Holdings, Inc.(c)	1,338,195
37,459	Alphabet, Inc., Class C(c)	43,824,782
41,670	Autohome, Inc., Class A ADR (China)	3,470,278
80,185	Baidu, Inc. ADR (China)(c)	19,799,280
28,255	Baozun, Inc. ADR (China)(b)(c)	1,100,532
23,056	Benefitfocus, Inc.(b)(c)	581,011
34,008	Blucora, Inc.(c)	829,795
25,534	Brightcove, Inc.(c)	172,354
20,604	Carbonite, Inc.(c)	519,221
22,958	Cimpress NV (Netherlands)(b)(c)	2,925,079
42,827	Cornerstone OnDemand, Inc.(c)	1,761,475
26,734	CoStar Group, Inc.(c)	9,252,905
39,648	Coupa Software, Inc.(b)(c)	1,515,743
47,408	Criteo SA ADR (France)(b)(c)	1,128,784
37,044	DHI Group, Inc.(c)	66,679
551,780	eBay, Inc.(c)	22,391,232
105,793	Endurance International Group Holdings, Inc.(c)	878,082

32,770	Envestnet, Inc.(c)	$1,761,388
90,025	Etsy, Inc.(c)	1,688,869
215,942	Facebook, Inc., Class A(c)	40,357,400
41,162	Five9, Inc.(c)	1,070,624
93,738	GoDaddy, Inc., Class A(c)	5,177,150
63,977	Gogo, Inc.(b)(c)	616,738
52,168	Hortonworks, Inc.(c)	1,040,752
56,358	IAC/InterActiveCorp.(c)	8,170,219
35,804	j2 Global, Inc.	2,863,962
23,228	Liquidity Services, Inc.(c)	111,494
43,885	LivePerson, Inc.(c)	524,426
38,931	LogMeIn, Inc.	4,897,520
46,767	Match Group, Inc.(b)(c)	1,634,039
52,941	Meet Group, Inc. (The)(c)	146,117
32,661	MercadoLibre, Inc. (Argentina)	12,643,073
42,396	Mimecast Ltd.(c)	1,303,677
31,601	MINDBODY, Inc., Class A(c)	1,110,775
103,393	Momo, Inc., Class A ADR (China)(c)	3,259,981
56,110	NetEase, Inc. ADR (China)	17,964,178
40,727	New Relic, Inc.(c)	2,432,624
48,860	NIC, Inc.	811,076
79,794	Nutanix, Inc., Class A(c)	2,561,387
183,425	Pandora Media, Inc.(c)	876,772
25,646	Shutterstock, Inc.(c)	1,135,092
52,896	SINA Corp. (China)(c)	6,202,056
28,757	Sohu.com, Inc. (China)(c)	1,107,432
12,699	SPS Commerce, Inc.(c)	667,967
12,928	Stamps.com, Inc.(c)	2,635,373
21,848	Trade Desk, Inc. (The), Class A(b)(c)	1,059,191
73,720	TrueCar, Inc.(b)(c)	869,159
549,397	Twitter, Inc.(c)	14,179,937
72,906	VeriSign, Inc.(c)	8,378,358
35,937	Web.com Group, Inc.(c)	835,535
47,401	Weibo Corp., Class A ADR (China)(c)	6,141,748
33,621	Wix.com Ltd. (Israel)(c)	2,052,562
206,555	Yandex NV, Class A (Russia)(c)	7,999,875
34,779	YY, Inc., Class A ADR (China)(c)	4,624,216
41,647	Zillow Group, Inc., Class A(c)	1,865,369

		296,371,559

	Specialized REITs - 3.4%
41,184	Equinix, Inc. REIT	18,746,545

	Wireless Telecommunication Services - 0.1%
30,078	Boingo Wireless, Inc.(c)	729,391

	Total Common Stocks and Other Equity Interests (Cost $403,568,569)	545,810,413

	Money Market Fund - 0.1%
371,047	Invesco Premier U.S. Government Money Portfolio - Institutional Class, 1.22%(d)
	(Cost $371,047)	371,047

	Total Investments in Securities
	(excluding investments purchased with cash collateral from securities on loan)
	(Cost $403,939,616) - 100.0%	546,181,460

	Investments Purchased with Cash Collateral from Securities on Loan
	Money Market Fund - 2.3%
12,432,595	Invesco Government & Agency Portfolio - Institutional Class, 1.24%(d)(e) (Cost $12,432,595)	12,432,595

	Total Investments in Securities (Cost $416,372,211) - 102.3%	558,614,055
	Other assets less liabilities - (2.3)%	(12,668,476)

	Net Assets - 100.0%	$545,945,579

Schedule of Investments(a)

Investment Abbreviations:

ADR - American Depositary Receipt

REIT - Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	All or a portion of this security was out on loan at January 31, 2018.
(c)	Non-income producing security.
(d)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of January 31, 2018.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.

This Fund has holdings greater than 10% of net assets in the following country:

China	19.3%

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unrealiable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 - Prices are determined using quoted prices in an active market for identical assets.

Level 2 - Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 - Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

Except for the Funds listed below, as of January 31, 2018, all of the securities in each Fund were valued based on Level 1 inputs (see the Schedule of Investments for security categories). The value of options held in PowerShares S&P 500 BuyWrite Portfolio was based on Level 1 inputs. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total
PowerShares Russell 2000 Equal Weight Portfolio
Investments in Securities
Common Stocks and Other Equity Interests	$24,025,625	$—	$1,492	$24,027,117
Money Market Funds	339,371	—	—	339,371

Total Investments	$24,364,996	$—	$1,492	$24,366,488

PowerShares Zacks Micro Cap Portfolio
Investments in Securities
Common Stocks and Other Equity Interests	$20,341,631	$—	$2,209	$20,343,840
Money Market Funds	1,505,587	—	—	1,505,587

Total Investments	$21,847,218	$—	$2,209	$21,849,427

	Level 1	Level 2	Level 3	Total
PowerShares Global Listed Private Equity Portfolio
Investments in Securities
Common Stocks and Other Equity Interests	$225,498,727	$—	$—	$225,498,727
Money Market Funds	49,395,999	—	—	49,395,999

Total Investments in Securities	274,894,726	—	—	274,894,726

Other Investments - Assets*
Swap Agreements	—	63,628	—	63,628

Other Investments - Liabilities*
Swap Agreements	—	(177,801)	—	(177,801)

Total Other Investments	—	(114,173)	—	(114,173)

Total Investments	$274,894,726	$(114,173)	$—	$274,780,553

PowerShares Golden Dragon China Portfolio
Investments in Securities
Common Stocks and Other Equity Interests	$286,679,076	$—	$0	$286,679,076
Money Market Funds	10,888,882	—	—	10,888,882

Total Investments	$297,567,958	$—	$—	$297,567,958

PowerShares Dynamic Biotechnology & Genome Portfolio
Investments in Securities
Common Stocks	$257,867,620	$—	$338,011	$258,205,631
Money Market Funds	5,042,806	—	—	5,042,806

Total Investments	$262,910,426	$—	$338,011	$263,248,437

PowerShares DWA Healthcare Momentum Portfolio
Investments in Securities
Common Stocks	$153,558,774	$—	$14,948	$153,573,722
Money Market Funds	9,481,371	—	—	9,481,371

Total Investments	$163,040,145	$—	$14,948	$163,055,093

*	Unrealized appreciation (depreciation).

Derivative Investments

The Funds may enter into an International Swaps and Derivatives Association Master Agreement (“ISDA Master Agreement”) under which a Fund may trade OTC derivatives. An OTC transaction entered into under an ISDA Master Agreement typically involves a collateral posting arrangement, payment netting provisions and close-out netting provisions. These netting provisions allow for reduction of credit risk through netting of contractual obligations. The enforceability of the netting provisions of the ISDA Master Agreement depends on the governing law of the ISDA Master Agreement, among other factors.

For financial reporting purposes, the Funds do not offset OTC derivative assets or liabilities that are subject to ISDA Master Agreements in the Statements of Assets and Liabilities.

Value of Derivative Investments at Period-End

The table below summarizes the value of each Fund’s derivative investments, detailed by primary risk exposure, held as of January 31, 2018:

	Value
	PowerShares Global Listed Private Equity Portfolio	PowerShares S&P 500 BuyWrite Portfolio
Derivative Assets	Equity Risk
Unrealized appreciation on swap agreements — OTC	$63,628	$—

Derivatives not subject to master netting agreements	—	—

Total Derivative Assets subject to master netting agreements	$63,628	$—

Derivative Liabilities	Equity Risk
Options written, at value — Exchange-Traded	$—	$(4,783,800)

Unrealized depreciation on swap agreements — OTC	(177,801)	—

Total Derivative Liabilities	(177,801)	(4,783,800)

Derivatives not subject to master netting agreements	—	4,783,800

Total Derivative Liabilities subject to master netting agreements	$(177,801)	$—

Effect of Derivative Investments for the nine months ended January 31, 2018

The table below summarizes the gains (losses) on derivative investments, detailed by primary risk exposure, recognized in earnings during the period:

	Gain (Loss)
	PowerShares Global Listed Private Equity Portolio	PowerShares S&P 500 BuyWrite Portfolio
	Equity Risk
Realized Gain (Loss):
Options written	$—	$(34,871,009)

Swap agreements	7,000,354	—

Change in Net Unrealized Appreciation (Depreciation):
Options written	—	(95,987)

Swap agreements	(1,302,624)	—

Total	$5,697,730	$(34,966,996)

The table below summarizes the average notional value of options written and swap agreements outstanding during the period.

	Average Notional Value
	PowerShares Global Listed Private Equity Portfolio	PowerShares S&P 500 BuyWrite Portfolio
Options written	$—	$328,054,556
Swap agreements	29,016,458	—

Item 2. Controls and Procedures.

(a)

The Registrant’s President (principal executive officer) and Treasurer (principal financial officer) have evaluated the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “Act”) (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report and have concluded that these controls and procedures are effective.

(b)

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d))) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

A separate certification for the President and Treasurer of the Registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                           PowerShares Exchange-Traded Fund Trust

By (Signature and Title)     /s/ Daniel E. Draper

                                              Daniel E. Draper

                                              President

Date        3/29/2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)     /s/ Daniel E. Draper

                                              Daniel E. Draper

                                              President

Date        3/29/2018

By (Signature and Title)     /s/ Steven Hill

                                              Steven Hill

                                              Treasurer

Date        3/29/2018